THE
KENSINGTON
FUNDS

PROSPECTUS


REAL ESTATE
SECURITIES FUND

SELECT
INCOME FUND

STRATEGIC
REALTY FUND

INTERNATIONAL
REAL ESTATE FUND

GLOBAL
REAL ESTATE FUND

GLOBAL
INFRASTRUCTURE
FUND

MAY 1, 2008


KENSINGTON
INVESTMENT GROUP, INC.
INVESTMENT ADVISER

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Notice of Privacy Policy and Practices of the Funds is included with this Prospectus but is not considered to be a part of the Prospectus.

TABLE OF CONTENTS


                     [ICON]    KENSINGTON REAL ESTATE SECURITIES FUND
---------------------------------------------------------------------
Carefully review                 3  Risk/Return Summary and Fund
this important                   7  Expenses
section for a                       Investment Objective, Strategies
summary of the Real                 and Risks
Estate Securities
Fund's investment
strategies, risks
and fees.

                     [ICON]    KENSINGTON SELECT INCOME FUND
---------------------------------------------------------------------
Carefully review                11  Risk/Return Summary and Fund
this important                  15  Expenses
section for a                       Investment Objective, Strategies
summary of the                      and Risks
Select Income
Fund's investment
strategies, risks
and fees.
                     [ICON]    KENSINGTON STRATEGIC REALTY FUND
---------------------------------------------------------------------
Carefully review                19  Risk/Return Summary and Fund
this important                  23  Expenses
section for a                       Investment Objective, Strategies
summary of the                      and Risks
Strategic Realty
Fund's investment
strategies, risks
and fees.
                     [ICON]      KENSINGTON INTERNATIONAL REAL ESTATE
                               FUND
---------------------------------------------------------------------
Carefully review                30  Risk/Return Summary and Fund
this important                  34  Expenses
section for a                       Investment Objective, Strategies
summary of the                      and Risks
International Real
Estate Fund's
investment
strategies, risks
and fees.
                     [ICON]    KENSINGTON GLOBAL REAL ESTATE FUND
---------------------------------------------------------------------
Carefully review                41  Risk/Return Summary and Fund
this important                  45  Expenses
section for a                       Investment Objective, Strategies
summary of the                      and Risks
Global Real Estate
Fund's investment
strategies, risks
and fees.
                     [ICON]    KENSINGTON GLOBAL INFRASTRUCTURE FUND
---------------------------------------------------------------------
Carefully review                53  Risk/Return Summary and Fund
this important                  56  Expenses
section for a                       Investment Objective, Strategies
summary of the                      and Risks
Global
Infrastructure
Fund's investment
strategies, risks
and fees.
                     [ICON]    SHAREHOLDER INFORMATION
---------------------------------------------------------------------
Consult this                    62  Pricing of Fund Shares
section to obtain               63  Purchasing and Adding to Your
details on how                  68  Shares
shares are valued,              81  Selling Your Shares
how to purchase,                    Dividends, Distributions and
sell and exchange                   Taxes
shares, related
charges and
payments of
dividends.
                     [ICON]    FUND MANAGEMENT
---------------------------------------------------------------------
Review this section             83  The Investment Adviser
for details on the              88  The Investment Committee
people and                      90  Portfolio Management
organizations who               91  The Distributor and Administrator
oversee the Funds
and their
investments.
                     [ICON]    FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------
Review this section             93  Kensington Strategic Realty Fund
for details on the              96  Kensington Select Income Fund
selected financial              99  Kensington Real Estate Securities
statements of the              102  Fund
Funds.                         105  Kensington International Real
                               108  Estate Fund
                                    Kensington Global Real Estate
                                    Fund
                                    Kensington Global Infrastructure
                                    Fund

 [ICON]  KENSINGTON REAL ESTATE SECURITIES FUND

 RISK/RETURN SUMMARY AND FUND EXPENSES


Investment          The Fund seeks total return from both
Objective           capital appreciation and current income
                    through investing in a portfolio of real
                    estate securities. The Fund offers
                    exposure to real estate as a part of an
                    overall asset allocation strategy and is
                    designed for investors who want to
                    maintain a commitment to real estate
                    securities in their portfolios.

Principal           The Fund invests, under normal
Investment          circumstances, at least 80% of its net
Strategies          assets in real estate securities,
                    including securities issued by real
                    estate investment trusts ("REITs"),
                    master limited partnerships and other
                    real estate companies. Investments in
                    these issuers include common, convertible
                    and preferred stock and debt securities,
                    rights or warrants to purchase common
                    stock, and limited partnership interests.

Principal           Because the value of the Fund's
Investment Risks    investments will fluctuate with market
                    conditions, so will the value of your
                    investment in the Fund. You could lose
                    money on your investment in the Fund, or
                    the Fund could underperform other
                    investments. Some of the Fund's holdings
                    may underperform its other holdings. The
                    Fund will be significantly exposed to the
                    risks of the real estate market. The Fund
                    is non-diversified, which means that it
                    is more vulnerable to risks affecting a
                    particular issuer than a diversified fund
                    would be.

Who May             Consider investing in the Fund if you
Want to Invest?     are:

                      - seeking quarterly income

                      - wishing to add a growth component to
                        your portfolio

                      - willing to accept the risks of
                        investing in real estate-related
                        securities in exchange for
                        potentially higher long term returns
                    This Fund will not be appropriate for
                    anyone:

                      - pursuing a short-term goal or
                        investing emergency reserves

                      - seeking safety of principal



 KENSINGTON REAL ESTATE SECURITIES FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


  The bar chart and table on this page show how the Fund has performed. The bar chart illustrates the risks of investing in the Fund by showing the Fund's year-by-year total annual returns and how the annual performance has varied. The table below it compares the Fund's performance to that of its benchmark index, the MSCI US REIT Index(4). The bar chart and table assume reinvestment of dividends and distributions; however, the bar chart does not reflect sales charges. If sales charges were reflected, returns would be less than those shown.

  The returns for Class B and Class C Shares will differ from the returns for Class A Shares because of differences in expenses of each class.


   Performance Bar Chart and Table
   TOTAL ANNUAL RETURN AS OF 12/31/07
   FOR CLASS A SHARES*


2003                                   35.22
2004                                   30.04
2005                                   12.59
2006                                   35.35
2007                                  -16.55




Of course, past performance does not indicate how the Fund will perform in the future.

  Best quarter:                                                Q4 2004  15.42%
  Worst quarter:                                               Q4 2007 -12.43%


                       PERFORMANCE TABLE
                       AVERAGE ANNUAL TOTAL RETURNS
                       (for the period ending December 31, 2007)

                               FUND                     PAST     SINCE
                               INCEPTION  PAST YEAR  FIVE YEARS  INCEPTION
---------------------------------------------------------------
Class A Shares Return
Before Taxes(1)                 12/31/02   -21.35%     16.07%      16.07%
                           -----------------------------------------------
Class A Shares Return After
Taxes on Distributions(1)       12/31/02   -23.19%     13.43%      13.43%
                           -----------------------------------------------
Class A Shares Return After
Taxes on Distributions and
Sale of Fund Shares(1)          12/31/02   -11.87%     13.01%      13.01%
                           -----------------------------------------------
Class B Shares Return
Before Taxes(2)                 12/31/02   -20.74%     16.35%      16.35%
                           -----------------------------------------------
Class C Shares Return
Before Taxes(3)                 12/31/02   -17.87%     16.53%      16.53%
                           -----------------------------------------------
The MSCI US REIT Index(4)       12/31/02   -16.73%     17.90%      17.90%



 * The Fund offers three different classes of shares through this prospectus:
 Class A Shares, Class B Shares, and Class C Shares. Each class of shares has different characteristics and are subject to different fees and expenses.
 (1) Assumes maximum sales charge of 5.75%. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only. After-tax returns for Class B and Class C Shares will vary.
 (2) Assumes applicable contingent deferred sales charge, maximum of 5.00%.
 (3) Assumes applicable contingent deferred sales charge, maximum of 1.00%.
 (4) The MSCI US REIT Index is a capitalization-weighted index of the most actively traded real estate investment trusts (REITs), designed to measure real estate equity performance. The index does not reflect the deduction of expenses or taxes associated with a mutual fund.

 KENSINGTON REAL ESTATE SECURITIES FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


 As an investor in the Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

 Fees and Expenses*

                                                 CLASS    CLASS    CLASS
                                                   A        B        C
                                                 -----    -----    -----
SHAREHOLDER TRANSACTION FEES (PAID BY YOU
DIRECTLY)
------------------------------------------------------------------------
Maximum sales charge (load) on purchases                   0.0-     0.0-
                                                  .75%(1)    0%       0%
------------------------------------------------------------------------
Maximum deferred sales charge (load)
                                                  None(2)  .00%(3)  .00%(4)
------------------------------------------------------------------------
75-day Redemption Fee(5)                          1.0-     1.0-     1.0-
                                                    0%       0%       0%
ANNUAL FUND OPERATING EXPENSES (PAID FROM
  FUND ASSETS)
------------------------------------------------------------------------
Management Fee                                    0.8-     0.8-     0.8-
                                                    5%       5%       5%
------------------------------------------------------------------------
Distribution and Service (12b-1) Fees             0.2-     1.0-     1.0-
                                                    5%       0%       0%
------------------------------------------------------------------------
Other Expenses(6)                                 0.3-     0.3-     0.3-
                                                    7%       7%       7%
------------------------------------------------------------------------
Total Fund Operating Expenses*                    1.4-     2.2-     2.2-
                                                    7%       2%       2%
------------------------------------------------------------------------
Fee Expense (Reimbursement) Recoupment*           0.0-     0.0-     0.0-
                                                    0%       0%       0%
------------------------------------------------------------------------
Net Fund Operating Expenses*                      1.4-     2.2-     2.2-
                                                    7%       2%       2%



 * The Adviser has contractually agreed, until December 31, 2010, to waive fees and/or reimburse the Fund certain expenses (excluding brokerage costs, interest, taxes and dividend and extraordinary expenses) to the extent necessary to maintain Total Fund Operating Expenses for Class A, B and C Shares at 1.45%, 2.20% and 2.20%, respectively. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Total Fund Operating Expenses for a class of shares to exceed the above limits and the repayment is made within three years after the year in which the Adviser incurred the expense.
 (1) Lower sales charges are available depending upon the amount invested. See "Distribution Arrangements."
 (2) A deferred sales charge of 1.00% may be applied to redemptions within one year of purchase of Class A Shares in the case of accounts with an aggregate value of $1 million or more, where no sales charge applies (not including shares purchased with reinvested dividends and/or distributions).
 (3) The deferred sales charge on Class B Shares declines over seven years, starting with redemptions in year one and ending with redemptions in year seven as follows: 5.00%, 4.00%, 3.00%, 3.00%, 2.00%, 1.00%, 0.00%. Class B Shares
 then automatically convert to Class A Shares after 8 years on the 3rd business day of the month in which they were originally purchased.
 (4) Applied to redemptions within one year of purchase.
 (5) Charged to Shares redeemed within 75 days of purchase. Certain exemptions may apply. Please see page 72 for more information.
 (6) "Other Expenses" include operating expenses other than the management fee and distribution fee.

 KENSINGTON REAL ESTATE SECURITIES FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES



 Use this table to compare fees and expenses with those of other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's operating expenses
  - redemption at the end of each period (unless as noted otherwise)

 Because this example is hypothetical and for comparison purposes only, your actual costs are likely to be different.

 Expense Example

                                   1            3             5            10
                                 YEAR         YEARS         YEARS         YEARS
Class A                          $716        $1,013        $1,332        $2,231
-------------------------------------------------------------------------------
Class B
Assuming Redemption              $725        $  994        $1,390        $2,554
Assuming no Redemption           $225        $  694        $1,190        $2,554
-------------------------------------------------------------------------------
Class C
Assuming Redemption              $328        $  694        $1,190        $2,554
Assuming no Redemption           $225        $  694        $1,190        $2,554

 [ICON]  KENSINGTON REAL ESTATE SECURITIES FUND

 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS



 TICKER SYMBOL:
 Class A Shares: KREAX
 Class B Shares: KREBX
 Class C Shares: KRECX

 Investment Objective

 The investment objective of the Fund is to seek total return from both capital appreciation and current income through investing in a portfolio of real estate securities. The Fund offers exposure to real estate as part of an overall asset allocation strategy and is designed for investors who want to maintain a commitment to real estate securities in their portfolios.

 Policies and Strategies

 The Fund pursues its objective by investing primarily in securities of companies in the real estate industry, such as real estate investment trusts ("REITs"), master limited partnerships and other real estate firms. Its investments in these issuers may include common, preferred and convertible stock, debt obligations and other senior securities, rights and warrants to purchase securities, and limited partnership interests. The Fund may also purchase restricted securities (securities which are deemed to be not readily marketable).

 Under normal market conditions, at least 80% of the Fund's assets (consisting of net assets plus the amount of any borrowings for investment purposes) will be invested in securities of issuers engaged primarily in the real estate business. The Fund will deem an issuer to be primarily in the real estate business if it derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or if it has at least 50% of its assets invested in real estate. Real estate companies may include REITs, real estate operating companies, companies operating businesses that own a substantial amount of real estate (such as hotels and assisted living facilities) and development companies. For liquidity, the Fund will normally invest a portion of its assets in high quality debt securities (securities rated within the top two rating categories by a nationally recognized rating agency), money market instruments and repurchase agreements. For temporary defensive purposes, under unusual market conditions, the Fund may invest in these instruments without limit. During periods that the Fund is investing defensively, it will not be pursuing its investment objective.

 KENSINGTON REAL ESTATE SECURITIES FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Policies and Strategies
 continued

 The Fund is not a diversified investment company, which means that it may invest greater proportions of its assets in individual issuers than a diversified investment company.

 The Fund may determine to limit sales of its shares from time to time, depending on the range of attractive investment opportunities available to it. The Fund may be closed to new investors at the discretion of the Adviser. Existing shareholders may continue to make additional investments after any such closing.

 In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective. The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving its investment objective. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the Adviser, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to stockholders, will be taxable as ordinary income.

 Principal Risks of Investing in the Fund

 An investment in the Fund is subject to investment risks, and you can lose money on your investment. More specifically, the Fund may be affected by the following types of risks:

 The Fund's real estate security investments expose it to the risks of the commercial real estate market. Real estate values (and the values of real estate-related securities) fluctuate with changes in general and local economic conditions such as overbuilding, employment conditions, operating costs and factors affecting particular neighborhoods. Real estate values are also affected by changes in interest rates and governmental actions such as tax and zoning changes, rent restrictions, and infrastructure maintenance. The value of REIT securities can, additionally, be affected by changes in tax law for REITs, or failure of a particular REIT to qualify for favorable tax treatment.

 KENSINGTON REAL ESTATE SECURITIES FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued

 While the Fund intends to comply with tax laws applicable to investment companies which require it to be diversified as to at least half of its assets, the Fund's non-diversified status means that it is able to concentrate up to half of its portfolio in the securities of a few issuers. Should the Fund pursue this strategy, it would be more exposed to risks affecting those issuers than if it held a more diversified portfolio.

 Restricted securities are not registered for public sale and thus cannot easily be disposed of by the Fund, particularly at a desirable price. Because they are not publicly traded, they may also be difficult to price accurately.

 EQUITY RISK: The value of the equity securities held by the Fund, and thus of the Fund's shares, can fluctuate -- at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector.

 MARKET RISK: The Fund's portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Factors that are part of market risk include interest rate fluctuations, quality of instruments in the Fund's portfolio, national and international economic and political conditions and general market conditions and market psychology.

 INTEREST RATE RISK: In addition to the sensitivity of real estate-related securities to changes in interest rates, the value of the Fund's investments in debt instruments will tend to fall if current interest rates increase and to rise if current interest rates decline.

 CREDIT RISK: The value of the Fund's debt instruments will generally decline if the credit rating of the issuer declines, while their value will be favorably affected by an increased credit rating. Also, an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

 SECURITIES LENDING RISK: There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.

 KENSINGTON REAL ESTATE SECURITIES FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued

 BORROWING: The Fund may borrow subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the NAV of the Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

 RESTRICTED AND ILLIQUID SECURITIES RISK: If a security is illiquid, the Fund may not be able to sell the security at a time when the Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

 [ICON]  KENSINGTON SELECT INCOME FUND

 RISK/RETURN SUMMARY AND FUND EXPENSES


Investment         The Fund seeks high current income and
Objective          potential for modest long term growth of
                   capital.

Principal          The Fund invests primarily in real estate
Investment         securities, including securities issued by
Strategies         real estate investment trusts ("REITs"),
                   master limited partnerships and other real
                   estate companies. Investments in these
                   issuers include preferred stock,
                   convertible preferred stock, debt
                   securities, and other senior securities.
                   The Fund may also invest in common stock,
                   rights or warrants to purchase securities,
                   and limited partnership interests. The
                   Fund may engage in transactions designed
                   to hedge its portfolio against market
                   declines. The Fund may utilize limited
                   portfolio leverage in pursuit of its
                   objectives.

Principal          Because the value of the Fund's
Investment Risks   investments will fluctuate with market
                   conditions, so will the value of your
                   investment in the Fund. You could lose
                   money on your investment in the Fund, or
                   the Fund could underperform other
                   investments. Some of the Fund's holdings
                   may underperform its other holdings. The
                   Fund will be significantly exposed to the
                   risks of the real estate market. The Fund
                   is non-diversified, which means that it is
                   more vulnerable to risks affecting a
                   particular issuer than a diversified fund.
                   Additionally, the Fund can buy securities
                   with borrowed money (a form of leverage),
                   which can magnify the Fund's gains and
                   losses.

Who May            Consider investing in the Fund if you are:
Want to Invest?      - seeking quarterly income.
                     - wishing to add an income component to
                       your portfolio, with modest growth
                       potential.
                     - willing to accept the risks of
                       investing in real estate-related
                       securities in exchange for potentially
                       higher long term returns.

                   This Fund will not be appropriate for
                   anyone:
                     - pursuing a short-term goal or
                       investing emergency reserves.
                     - seeking safety of principal.

 KENSINGTON SELECT INCOME FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


  The bar chart and table on this page show how the Fund has performed. The bar chart illustrates the risks of investing in the Fund by showing the Fund's year-by-year total annual returns and how the annual performance has varied. The table below it compares the Fund's performance over time to that of its benchmark index, the Merrill Lynch Preferred Index.(4) The bar chart and table assume reinvestment of dividends and distributions; however, the bar chart does not reflect sales charges. If sales charges were reflected, returns would be less than those shown.

  The returns for Class B and Class C Shares will differ from the returns for Class A Shares because of differences in expenses of each class.

Performance Bar Chart and Table
TOTAL ANNUAL RETURNS AS OF 12/31/07
FOR CLASS A SHARES*


2002                                   16.94
2003                                   23.97
2004                                   11.30
2005                                   -1.99
2006                                   15.61
2007                                  -24.21




Of course, past performance does not indicate how the Fund will perform in the future.



  Best quarter:                       Q2  2003     10.62%
  Worst quarter:                      Q4  2007    -15.37%





                      PERFORMANCE TABLE
                      AVERAGE ANNUAL TOTAL RETURNS
                      (for the period ending December 31, 2007)

                               FUND                  PAST        SINCE
                               INCEPTION  PAST YEAR  FIVE YEARS  INCEPTION
Class A Shares Return
Before Taxes(1)                 3/30/01    -28.57%      2.23%      7.97%
                           -----------------------------------------------
Class A Shares Return After
Taxes on Distributions(1)       3/30/01    -29.65%     -0.16%      5.20%
                           -----------------------------------------------
Class A Shares Return After
Taxes on Distributions and
Sale of Fund Shares(1)          3/30/01    -18.10%      0.88%      5.50%
                           -----------------------------------------------
Class B Shares Return
Before Taxes(2)                 3/30/01    -28.27%      2.39%      8.10%
                           -----------------------------------------------
Class C Shares Return
Before Taxes(3)                 3/30/01    -25.50%      2.66%      8.10%
                           -----------------------------------------------
The Merrill Lynch Preferred
Index(4)                        3/30/01    -11.31%      2.17%      3.68%



 * The Fund offers three different classes of shares through this prospectus:
 Class A Shares, Class B Shares, and Class C Shares. Each class of shares has different characteristics and are subject to different fees and expenses.
 (1) Assumes maximum sales charge of 5.75%. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only. After-tax returns for Class B and Class C Shares will vary.
 (2) Assumes applicable contingent deferred sales charge, maximum of 5.00%.
 (3) Assumes applicable contingent deferred sales charge, maximum of 1.00%.

 (4) The Merrill Lynch Preferred Index is a capitalization-weighted index of preferred stock issues that is generally representative of the market for preferred securities. The index does not reflect the deduction of expenses or taxes associated with a mutual fund.

 KENSINGTON SELECT INCOME FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


 As an investor in the Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

 Fees and Expenses*

                                              CLASS A   CLASS B   CLASS C
                                              -------   -------   -------
SHAREHOLDER TRANSACTION FEES (FEES PAID BY
YOU DIRECTLY)

-------------------------------------------------------------------------------
Maximum sales charge (load) on purchases       5.75%(1)  0.00%     0.00%

-------------------------------------------------------------------------------
Maximum deferred sales charge (load)            None(2)  5.00%(3)  1.00%(4)

-------------------------------------------------------------------------------
75-day Redemption Fee(5)                       1.00%     1.00%     1.00%
ANNUAL FUND OPERATING EXPENSES (PAID FROM
FUND ASSETS)

-------------------------------------------------------------------------------
Management Fee                                 1.00%     1.00%     1.00%

-------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees          0.25%     1.00%     1.00%

-------------------------------------------------------------------------------
Other Expenses(6)

-------------------------------------------------------------------------------
  Dividend & Interest Expense                  0.65%     0.65%     0.65%

-------------------------------------------------------------------------------
  Remainder of Other Expenses                  0.25%     0.25%     0.25%

-------------------------------------------------------------------------------
Acquired Fund Fees & Expenses(7)               0.15%     0.15%     0.15%

-------------------------------------------------------------------------------
Total Fund Operating Expenses*                 2.30%     3.05%     3.05%

-------------------------------------------------------------------------------
Fee Expense Reimbursement*                     0.00%     0.00%     0.00%

-------------------------------------------------------------------------------
Net Fund Operating Expenses*                   2.30%     3.05%     3.05%


 * The Adviser has contractually agreed, until December 31, 2010, to waive fees and/or reimburse the Fund certain expenses (excluding (1) extraordinary expenses and (2) dividend and interest expense) to the extent necessary to maintain Total Fund Operating Expenses for Class A, B and C shares at 1.60%, 2.35% and 2.35%, respectively. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Total Fund Operating Expenses for a class of shares to exceed the above limits and the repayment is made within three years after the year in which the Adviser incurred the expense. Shown below are the net expenses of the Fund for the fiscal period ended 12/31/07 reflecting certain non-reimbursable expenses.

                                             CLASS A     CLASS B     CLASS C
Net Fund Operating Expenses                  -------     -------     -------
  (Including Dividend and Interest Expense
  and Excluding Acquired Fund Fees &
  Expenses)...............................    2.15%       2.90%       2.90%
Non-Reimbursable Dividend and Interest
  Expense.................................   (0.65)%     (0.65)%     (0.65)%
                                             -------     -------     -------
Net Fund Operating Expenses
  (Excluding Dividend and Interest
  Expense)................................    1.50%       2.25%       2.25%



 While the Fund may incur dividend expense on securities sold short and interest expense on borrowed amounts, the Fund may also receive interest income on the proceeds of such short sales as well as dividend income on investments made with such borrowed amounts. Such interest and dividend income is not reflected in the expense ratios in the above tables.

 (1) Lower sales charges are available depending upon the amount invested. See "Distribution Arrangements."

 (2) A deferred sales charge of 1.00% may be applied to redemptions within one year of purchase of Class A Shares in the case of accounts with an aggregate value of $1 million or more, where no sales charge applies (not including shares purchased with reinvested dividends and/or distributions).

 KENSINGTON SELECT INCOME FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES



 (3) The deferred sales charge on Class B Shares declines over seven years, starting with redemptions in year one and ending with redemptions in year seven as follows: 5.00%, 4.00%, 3.00%, 3.00%, 2.00%, 1.00%, 0.00%. Class B Shares
 then automatically convert to Class A Shares after 8 years on the 3rd business day of the month in which they were originally purchased.

 (4) Applied to redemptions within one year of purchase.
 (5) Charged to Shares redeemed within 75 days of purchase. Certain exemptions may apply. Please see page 72 for more information.

 (6) "Other Expenses" include operating expenses other than the management fee and the distribution fee and include dividend and interest expense.

 (7) "Acquired Fund Fees & Expenses" are those expenses incurred indirectly by the Fund as a result of investments in shares of one or more investment companies or pooled investment vehicles (referred to as "Acquired Funds").


 Use this table to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
  - $10,000 investment.
  - 5% annual return.
  - redemption at the end of each period.
  - no changes in the Fund's operating expenses.

 Because this example is hypothetical and for comparison purposes only, your actual costs are likely to be different.

 Expense Example


                                  1            3             5            10
                                YEAR         YEARS         YEARS         YEARS
Class A                         $795        $1,252        $1,734        $3,059
------------------------------------------------------------------------------
Class B
Assuming Redemption             $808        $1,242        $1,801        $3,365
Assuming no Redemption          $308        $  942        $1,601        $3,365
------------------------------------------------------------------------------
Class C
Assuming Redemption             $410        $  942        $1,601        $3,365
Assuming no Redemption          $308        $  942        $1,601        $3,365
------------------------------------------------------------------------------

 [ICON]  KENSINGTON SELECT INCOME FUND

 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 TICKER SYMBOL:
 Class A Shares: KIFAX
 Class B Shares: KIFBX
 Class C Shares: KIFCX

 Investment Objective

 The investment objective of the Kensington Select Income Fund is to seek high current income and potential for modest long term growth of capital.

 Policies and Strategies

 The Fund pursues its objective by investing primarily in securities of companies in the real estate industry, such as real estate investment trusts ("REITs"), master limited partnerships and other real estate firms. Its investments in these issuers are expected to include preferred stock, convertible preferred stock, debt obligations and other senior securities. The Fund may invest in common stock, rights and warrants to purchase securities, and limited partnership interests to the extent the adviser deems appropriate. There can be no assurance the Fund will achieve its investment objective.

 The Adviser uses a variety of strategies in managing the Fund's investments. It may engage in transactions designed to hedge against changes in the price of the Fund's portfolio securities, such as purchasing put options or selling securities short. The Fund has a limited ability to leverage its portfolio by borrowing money to purchase securities, and it may lend its portfolio securities to generate additional income. The Fund may purchase restricted securities (securities which are deemed to be not readily marketable).

 Under normal market conditions, at least 80% of the Fund's net assets will be invested in income-producing securities. The Fund's investments will also be predominantly in issuers engaged primarily in the real estate business. The Fund will deem an issuer to be primarily in the real estate business if it derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or if it has at least 50% of its assets invested in real estate. Real estate companies may include REITs, real estate operating companies, companies operating businesses that own a substantial amount of real estate (such as hotels and assisted living facilities) and development companies. For liquidity, the Fund may invest a portion of its assets in high quality debt securities (securities rated within the top two rating categories by a nationally recognized rating agency), money market instruments and repurchase agreements. For temporary defensive purposes, under unusual market conditions, the Fund may invest in these instruments without limit. During periods that the Fund is investing defensively, it will not be pursuing its investment objective.

 KENSINGTON SELECT INCOME FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Policies and Strategies
 continued

 The Fund is not a diversified investment company, which means that it may invest greater proportions of its assets in individual issuers than a diversified investment company.

 In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective. The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving its investment objective. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the Adviser, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to stockholders, will be taxable as ordinary income.


 Principal Risks of Investing in the Fund

 An investment in the Fund is subject to investment risks, and you can lose money on your investment. More specifically, the Fund may be affected by the various types of risks discussed below.

 The Fund's real estate security investments expose it to the risks of the commercial real estate market. Real estate values (and the values of real estate-related securities) fluctuate with changes in general and local economic conditions such as overbuilding, employment conditions, operating costs and factors affecting particular neighborhoods. Real estate values are also affected by changes in interest rates and governmental actions such as tax and zoning changes, rent restrictions, and infrastructure maintenance. The value of REIT securities can, additionally, be affected by changes in tax law for REITs, or failure of a particular REIT to qualify for favorable tax treatment.

 While the Fund intends to comply with tax laws applicable to investment companies which require it to be diversified as to at least half of its assets, the Fund's non-diversified status means that it is able to concentrate up to half its portfolio in the securities of a few issuers. Should the Fund pursue this strategy, it would be more exposed to risks affecting those issuers than if it held a more diversified portfolio.

 KENSINGTON SELECT INCOME FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued

 The Fund may borrow amounts up to one-third of the value of its assets and may use borrowed funds to purchase securities for the Fund. This practice, known as "leveraging," will increase returns to the Fund if the additional securities purchased increase in value more than the interest and other costs of borrowing. If the additional securities lose value, however, the loss to the Fund will be greater than if borrowed funds had not been used to make the purchase. Thus, while leveraging may produce higher returns leveraging is also considered to increase risk.

 The Fund may loan certain securities in its portfolio. The loan will be fully collateralized and marked-to-market throughout the period of the loan. The Fund may experience delays in getting the securities returned and may not receive mark-to-market payments if the borrower enters bankruptcy or has other financial problems.

 Short sales can cause a loss to the Fund if the price of the security sold short increases between the date of the short sale and the date on which the Fund must settle the transaction.

 Restricted securities are not registered for public sale and thus cannot easily be disposed of by the Fund, particularly at a desirable price. Because they are not publicly traded, they may also be difficult to price accurately.

 CREDIT RISK: The value of the Fund's debt instruments will generally decline if the credit rating of the issuer declines, while their value will be favorably affected by an increased credit rating. Also, an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

 INTEREST RATE RISK: In addition to the sensitivity of real estate-related securities to changes in interest rates, the value of the Fund's investments in debt instruments will tend to fall if current interest rates increase and to rise if current interest rates decline.

 MARKET RISK: The Fund's portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Factors that are part of market risk include interest rate fluctuations, quality of instruments in the Fund's portfolio, national and international economic and political conditions and general market conditions and market psychology.

 KENSINGTON SELECT INCOME FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued

 EQUITY RISK: The value of the equity securities held by the Fund, and thus of the Fund's shares, can fluctuate -- at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector.

 HEDGING RISKS: The Fund's hedging activities, although they are designed to help offset negative movements in the markets for the Fund's investments, will not always be successful. Moreover, they can cause the Fund to lose money or fail to get the benefit of a gain. Among other things, these negative effects can occur if the market moves in a direction that the Fund's investment adviser does not expect or if the Fund cannot close out its position in a hedging instrument.

 SECURITIES LENDING RISK: There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.

 BORROWING: The Fund may borrow subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the NAV of the Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

 RESTRICTED AND ILLIQUID SECURITIES RISK: If a security is illiquid, the Fund may not be able to sell the security at a time when the Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

 [ICON]  KENSINGTON STRATEGIC REALTY FUND

 RISK/RETURN SUMMARY AND FUND EXPENSES


Investment          The Fund seeks total return through a
Objective           combination of high current income
                    relative to equity investment
                    alternatives, plus long term growth of
                    capital.

Principal           The Fund invests, under normal
Investment          circumstances, at least 80% of its net
Strategies          assets in real estate securities,
                    including securities issued by real
                    estate investment trusts ("REITs"),
                    master limited partnerships and other
                    real estate companies. Investments in
                    these issuers include common, convertible
                    and preferred stock and debt securities,
                    rights or warrants to purchase common
                    stock, and limited partnership interests.
                    The Fund may engage in transactions
                    designed to hedge its portfolio against
                    market declines. The Fund may also
                    utilize limited portfolio leverage in
                    pursuit of its objectives. The Fund may
                    invest in both U.S. and non-U.S. real
                    estate securities.

Principal           Because the value of the Fund's
Investment Risks    investments will fluctuate with market
                    conditions, so will the value of your
                    investment in the Fund. You could lose
                    money on your investment in the Fund, or
                    the Fund could underperform other
                    investments. Some of the Fund's holdings
                    may underperform its other holdings. The
                    Fund will be significantly exposed to the
                    risks of the real estate market. The Fund
                    is non-diversified, which means that it
                    is more vulnerable to risks affecting a
                    particular issuer than a diversified fund
                    would be. Additionally, the Fund can buy
                    securities with borrowed money (a form of
                    leverage), which can magnify the Fund's
                    gains and losses. The Fund may invest in
                    non-U.S. securities and is therefore
                    subject to risks related to investment
                    outside the U.S. including currency risk,
                    political risk and regulatory risk.

Who May             Consider investing in the Fund if you
Want to Invest?     are:
                      - seeking quarterly income
                      - wishing to add a growth component to
                        your portfolio
                      - willing to accept the risks of
                        investing in real estate-related
                        securities in exchange for
                        potentially higher long term returns
                    This Fund will not be appropriate for
                    anyone:
                      - pursuing a short-term goal or
                        investing emergency reserves
                      - seeking safety of principal

KENSINGTON STRATEGIC REALTY FUND
RISK/RETURN SUMMARY AND FUND EXPENSES


  The bar chart and table on this page show how the Fund has performed. The bar chart illustrates the risks of investing in the Fund by showing the Fund's year-by-year total annual returns and how the annual performance has varied. The table below it compares the Fund's performance over time to that of its benchmark index, the FTSE NAREIT Composite Index.(4) The bar chart and table assume reinvestment of dividends and distributions; however, the bar chart does not reflect sales charges. If sales charges were reflected, returns would be less than those shown.

  The returns for Class B and Class C Shares will differ from the returns for Class A Shares because of differences in expenses of each class.


  Performance Bar Chart and Table
  TOTAL ANNUAL RETURNS AS OF 12/31/07
  FOR CLASS A SHARES*


2000                                   27.05
2001                                   30.15
2002                                    4.14
2003                                   31.83
2004                                   27.63
2005                                    4.76
2006                                   30.16
2007                                  -21.81



Of course, past performance does not indicate how the Fund will perform in the future.

  Best quarter:                          Q4 2004                        18.28%
  Worst quarter:                        Q4 2007                        -14.64%

                        PERFORMANCE TABLE
                        AVERAGE ANNUAL TOTAL RETURNS
                        (for the period ending December 31, 2007)




                                   FUND
                                   INCEP-  PAST    PAST        SINCE
                                   TION    YEAR    FIVE YEARS  INCEPTION
                                   -------------------------------------
                                 ---------------------------------------
Class A Shares Return Before        9/15-
Taxes(1)                              /99  -26.31%    11.08%     16.53%
                                 ---------------------------------------
Class A Shares Return After Taxes   9/15-
on Distributions(1)                   /99  -28.70%     7.86%     12.84%
                                 ---------------------------------------
Class A Shares Return After Taxes
on Distributions and Sale of Fund   9/15-
Shares(1)                             /99  -14.60%     8.55%     12.84%
                                 ---------------------------------------
Class B Shares Return Before        9/15-
Taxes(2)                              /99  -25.59%    11.32%     16.50%
                                 ---------------------------------------
Class C Shares Return Before        9/15-
Taxes(3)                              /99  -23.00%    11.57%     16.50%
                                 ---------------------------------------
FTSE NAREIT Composite Index(4)      9/15-
                                      /99  -17.74%    16.57%     14.95%



 * The Fund offers three different classes of shares through this prospectus:
 Class A Shares, Class B Shares, and Class C Shares. Each class of shares has different characteristics and are subject to different fees and expenses.
 (1) Assumes maximum sales charge of 5.75%. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only. After-tax returns for Class B and Class C Shares will vary.
 (2) Assumes applicable contingent deferred sales charge, maximum of 5.00%.
 (3) Assumes applicable contingent deferred sales charge, maximum of 1.00%.
 (4) The FTSE NAREIT Composite Index is an unmanaged index consisting of approximately 200 Real Estate Investment Trust stocks. The index does not reflect the deduction of expenses or taxes associated with a mutual fund.

KENSINGTON STRATEGIC REALTY FUND
RISK/RETURN SUMMARY AND FUND EXPENSES


 As an investor in the Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

 Fees and Expenses*

                                    CLASS   CLASS   CLASS
                                      A       B       C
                                    -----   -----   -----
SHAREHOLDER TRANSACTION FEES (PAID
BY YOU DIRECTLY)
---------------------------------------------------------
Maximum sales charge (load) on               0.0-
purchases                            .75%(1)   0%    0.00%
---------------------------------------------------------
Maximum deferred sales charge
(load)                               None(2) .00%(3) 1.00%(4)
---------------------------------------------------------
75-day Redemption Fee(5)             1.0-    1.0-
                                       0%      0%    1.00%
ANNUAL FUND OPERATING EXPENSES
  (PAID FROM FUND ASSETS)
---------------------------------------------------------
Management Fee (Including            1.0-    1.0-
  Performance Adjustments)(6)          5%      5%    1.05%
---------------------------------------------------------
Distribution and Service (12b-1)     0.2-    1.0-
Fees                                   5%      0%    1.00%
---------------------------------------------------------
Other Expenses(7)
---------------------------------------------------------
  Dividend & Interest Expense        1.5-    1.5-
                                       2%      2%    1.52%
---------------------------------------------------------
  Remainder of Other Expenses        0.2-    0.2-
                                       4%      4%    0.24%
---------------------------------------------------------
Total Fund Operating Expenses*       3.0-    3.8-
                                       6%      1%    3.81%
---------------------------------------------------------
Fee Expense Reimbursement*           0.0-    0.0-
                                       0%      0%    0.00%
---------------------------------------------------------
Net Fund Operating Expenses*         3.0-    3.8-
                                       6%      1%    3.81%


 * The Adviser has contractually agreed, until December 31, 2010 to waive fees and/or reimburse the Fund certain expenses (excluding (1) increases to the advisory fee due to performance adjustments, (2) extraordinary expenses and (3) dividend and interest expense) to the extent necessary to maintain Total Fund Operating Expenses for Class A, B and C Shares at 2.25%, 3.00% and 3.00%, respectively. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Total Fund Operating Expenses for a class of shares to exceed the above limits and the repayment is made within three years after the year in which the Adviser incurred the expense. Shown below are the net expenses of the Fund for the fiscal period ended 12/31/07 reflecting performance fee adjustments to the base fee of 1.50% and certain other non-reimbursable expenses.


                                             CLASS A     CLASS B     CLASS C
Net Fund Operating Expenses                  -------     -------     -------
  (Including Performance Adjustments and
  Dividend and Interest Expense)..........    3.06%       3.81%       3.81%
Management Fee -- Performance Adjustment..    0.45%       0.45%       0.45%
Non-Reimbursable Dividend and Interest
  Expense.................................   (1.52)%     (1.52)%     (1.52)%
                                             -------     -------     -------
Net Fund Operating Expenses
  (Excluding Performance Adjustments and
  Dividend and Interest Expense)..........    1.99%       2.74%       2.74%


 While the Fund may incur dividend expense on securities sold short and interest expense on borrowed amounts, the Fund may also receive interest income on the proceeds of such short sales as well as dividend income on investments made with such borrowed amounts. Such interest and dividend income is not reflected in the expense ratios in the above tables.
 In accordance with the terms of the expense limitation agreement between the Fund and the Adviser, certain of the fees previously waived and certain of the expenses previously reimbursed by the Adviser are being recouped.
 (1) Lower sales charges are available depending upon the amount invested. See "Distribution Arrangements."
 (2) A deferred sales charge of 1.00% may be applied to redemptions within one year of purchase of Class A Shares in the case of accounts with an aggregate value of $1 million or more, where no sales charge applies (not including shares purchased with reinvested dividends and/or distributions).

KENSINGTON STRATEGIC REALTY FUND
RISK/RETURN SUMMARY AND FUND EXPENSES



 (3) The deferred sales charge on Class B Shares declines over seven years, starting with redemptions in year one and ending with redemptions in year seven as follows: 5.00%, 4.00%, 3.00%, 3.00%, 2.00%, 1.00%, 0.00%. Class B Shares
 then automatically convert to Class A Shares after 8 years on the 3rd business day of the month in which they were originally purchased.
 (4) Applied to redemptions within one year of purchase.
 (5) Charged to Shares redeemed within 75 days of purchase. Certain exemptions may apply. Please see page 72 for more information.
 (6) The management fee is a fulcrum-type performance fee that varies on a monthly basis depending on the Fund's performance relative to that of the FTSE NAREIT Composite Index. (See the section titled "Fund Management -- the Investment Adviser" of this Prospectus for a complete description of the Fund's management fee.) The fee set forth in the fee table above represents the actual management fee paid by the Fund to the Adviser for the fiscal year ended December 31, 2007 (it is composed of the base fee minus negative performance adjustments equal to, in the aggregate, to 0.45% of the Fund's average daily net asset for that period).
 (7) "Other Expenses" include operating expenses other than the management fee and distribution fee and include dividend and interest expense.


 Use this table to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
    - $10,000 investment
    - 5% annual return
    - redemption at the end of each period
    - no changes in the Fund's operating expenses

 Because this example is hypothetical and for comparison purposes only, your actual costs are likely to be different.

 Expense Example


                                   1            3             5            10
                                 YEAR         YEARS         YEARS         YEARS
Class A                          $866        $1,466        $2,089        $3,755
-------------------------------------------------------------------------------
Class B
Assuming Redemption              $883        $1,464        $2,162        $4,045
Assuming no Redemption           $383        $1,164        $1,962        $4,045
-------------------------------------------------------------------------------
Class C
Assuming Redemption              $484        $1,164        $1,962        $4,045
Assuming no Redemption           $383        $1,164        $1,962        $4,045
-------------------------------------------------------------------------------

 [ICON]  KENSINGTON STRATEGIC REALTY FUND

 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS



 TICKER SYMBOL:
 Class A Shares: KSRAX
 Class B Shares: KSRBX
 Class C Shares: KSRCX

 Investment Objective

 The investment objective of the Kensington Strategic Realty Fund is to seek total return through a combination of high current income relative to equity investment alternatives, plus long term growth of capital.


 Policies and Strategies

 The Fund pursues its objective by investing primarily in securities of companies in the real estate industry, such as real estate investment trusts ("REITs"), master limited partnerships and other real estate firms. Its investments in these issuers may include common, preferred and convertible stock, debt obligations and other senior securities, rights and warrants to purchase securities, and limited partnership interests. The Fund may invest in both U.S. and non-U.S. real estate securities.

 The Adviser uses a variety of strategies in managing the Fund's investments. It may engage in transactions designed to hedge against changes in the price of the Fund's portfolio securities, such as purchasing put options or selling securities short. The Fund may also leverage its portfolio by borrowing money to purchase securities, and it may lend its portfolio securities to generate additional income. The Fund may also purchase restricted securities (securities which are deemed to be not readily marketable).

 Under normal market conditions, at least 80% of the Fund's net assets will be invested in securities of issuers engaged primarily in the real estate business. The Fund will deem an issuer to be primarily in the real estate business if it derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or if it has at least 50% of its assets invested in real estate. Real estate companies may include REITs, real estate operating companies, companies operating businesses that own a substantial amount of real estate (such as hotels and assisted living facilities) and development companies. For liquidity, the Fund will normally invest a portion of its assets in high quality debt securities (securities rated within the top two rating categories by a nationally recognized rating agency), money market instruments and repurchase agreements. For temporary defensive purposes, under unusual market conditions, the Fund may invest in these instruments without limit. During periods that the Fund is investing defensively, it will not be pursuing its investment objective.

 The Fund may invest in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles.

 KENSINGTON STRATEGIC REALTY FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Policies and Strategies
 continued


 The Fund may also invest in securities of foreign companies in the form of America Depositary Receipts (ADRs) and European Depositary Receipts (EDRs). Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security. EDRs, in bearer form, are designed for use in the European securities markets.

 The Fund may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies.

 The Fund is not a diversified investment company, which means that it may invest greater proportions of its assets in individual issuers than a diversified investment company.

 The Fund may determine to limit sales of its shares from time to time, depending on the range of attractive investment opportunities available to it. The Fund intends to close to new investors upon reaching a net asset value equal to 0.50% of the then current market capitalization of the FTSE NAREIT Composite Index and reopen for such periods as the Fund's net assets fall below such 0.50%. Any closing of the Fund under these provisions will occur beginning 45 days after the close of the quarter in which the Fund reaches, and continues to have, a size which triggers such closing. The Fund will reopen to new investors on the first day of any month following a drop below this 0.50% level, provided the Fund is still below that level. Existing shareholders may continue to make additional investments after any such closing.
 Due to its trading strategies, the Fund may experience a portfolio turnover rate of over 100%. Funds with high turnover rates (over 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you will pay taxes, even if you do not sell any shares by year-end). In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective.

 KENSINGTON STRATEGIC REALTY FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund
 An investment in the Fund is subject to investment risks, and you can lose money on your investment. More specifically, the Fund may be affected by the following types of risks:
 The Fund's real estate security investments expose it to the risks of the commercial real estate market. Real estate values (and the values of real estate-related securities) fluctuate with changes in general and local economic conditions such as overbuilding, employment conditions, operating costs and factors affecting particular neighborhoods. Real estate values are also affected by changes in interest rates and governmental actions such as tax and zoning changes, rent restrictions, and infrastructure maintenance. The value of REIT securities can, additionally, be affected by changes in tax law for REITs, or failure of a particular REIT to qualify for favorable tax treatment.

 While the Fund intends to comply with tax laws applicable to investment companies which require it to be diversified as to at least half of its assets, the Fund's non-diversified status means that it is able to concentrate up to half it portfolio in the securities of a few issuers. Should the Fund pursue this strategy, it would be more exposed to risks affecting those issuers than if it held a more diversified portfolio.

 The Fund may borrow amounts up to one-third of the value of its assets and may use borrowed funds to purchase securities for the Fund. This practice, known as "leveraging," will increase returns to the Fund if the additional securities purchased increase in value more than the interests and other costs of borrowing. If the additional securities lose value, however, the loss to the Fund will be greater than if borrowed funds had not been used to make the purchase. Thus, leveraging is considered to increase risk.

 The Fund may loan certain securities in its portfolio. The loan will be fully collateralized and marked-to-market throughout the period of the loan. The Fund may experience delays in getting the securities returned and may not receive mark-to-market payments if the borrower enters bankruptcy or has other financial problems.

 Short sales can cause a loss to the Fund if the price of the security sold short increases between the date of the short sale and the date on which the Fund must settle the transaction.

 Restricted securities are not registered for public sale and thus cannot easily be disposed of by the Fund, particularly at a desirable price. Because they are not publicly traded, they may also be difficult to price accurately.

 KENSINGTON STRATEGIC REALTY FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued

 The Fund pays the Adviser a fee based on the Fund's performance relative to the FTSE NAREIT Composite Index. This arrangement could provide an incentive to the Adviser to seek special opportunities that may involve greater risks than if a non-performance fee arrangement had been adopted. Conversely, the Adviser could be motivated to avoid risk in order to minimize fluctuations in its performance based fee.

 EQUITY RISK: The value of the equity securities held by the Fund, and thus of the Fund's shares, can fluctuate -- at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector.

 MARKET RISK: The Fund's portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Factors that are part of market risk include interest rate fluctuations, quality of instruments in the Fund's portfolio, national and international economic and political conditions and general market conditions and market psychology.

 INTEREST RATE RISK: In addition to the sensitivity of real estate-related securities to changes in interest rates, the value of the Fund's investments in debt instruments will tend to fall if current interest rates increase and to rise if current interest rates decline.

 CREDIT RISK: The value of the Fund's debt instruments will generally decline if the credit rating of the issuer declines, while their value will be favorably affected by an increased credit rating. Also, an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

 HEDGING RISKS: The Fund's hedging activities, although they are designed to help offset negative movements in the markets for the Fund's investments, will not always be successful. Moreover, they can also cause the Fund to lose money or fail to get the benefit of a gain. Among other things, these negative effects can occur if the market moves in a direction that the Fund's investment adviser does not expect or if the Fund cannot close out its position in a hedging instrument.

 SECURITIES LENDING RISK: There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.

 KENSINGTON STRATEGIC REALTY FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued

 BORROWING: The Fund may borrow subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the NAV of the Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

 RESTRICTED AND ILLIQUID SECURITIES RISK: If a security is illiquid, the Fund may not be able to sell the security at a time when the Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

 Risks of Investing in Foreign Securities

 Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, possible security illiquidity, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

 In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency, and balance of payments position. Also, certain investments in foreign securities also may be subject to foreign withholding taxes.

 KENSINGTON STRATEGIC REALTY FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
 Risks of Investing in Foreign Securities continued

 POLITICAL RISK: The value of the Fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries. Investments in foreign securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Certain countries in which the Fund may invest, especially emerging market countries, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. In addition, with respect to certain foreign countries, there is a risk of the possibility of expropriation of assets, confiscatory taxation, difficulty in obtaining or enforcing a court judgment, economic, political or social instability, and diplomatic developments that could affect investments in those countries.

 OVERSEAS EXCHANGES RISK: The Fund may engage in transactions on a number of overseas stock exchanges. It is possible that market practices relating to clearance and settlement of securities transactions and custody of assets can pose increased risk to the Fund and may involve delays in obtaining accurate information on the value of securities (which may, as a result affect the calculation of the Fund's net asset value per share ("NAV")).

 The Fund may engage in transactions in the stock markets of emerging market countries. Emerging market country stock markets, in general, are less liquid, smaller and less regulated than many of the developed country stock markets. Purchases and sales of investments may take longer than would otherwise be expected on developed stock markets and transactions may need to be conducted at unfavorable prices.

 FOREIGN CURRENCY RISK: Although the Fund will report its net asset value and pay dividends in U.S. dollars, foreign securities often are purchased with and make interest payments in foreign currencies. Therefore, when the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Furthermore, insofar as the Fund invests in emerging markets, there is a higher risk of currency depreciation. Historically, most emerging market country currencies have experienced significant depreciation against the U.S. dollar. Some emerging market country currencies may continue to fall in value against the U.S. dollar.

 KENSINGTON STRATEGIC REALTY FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
 Risks of Investing in Foreign Securities continued
 CURRENCY HEDGING RISK: The Fund may engage in various investments that are designed to hedge the Fund's foreign currency risks. While these transactions will be entered into to seek to manage these risks, these investments may not prove to be successful or may have the effect of limiting the gains from favorable market movements.

 As a result of these potential risks, the Adviser may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. The Fund may invest in countries in which foreign investors, including the Adviser, have had no or limited prior experience.

 [ICON]  KENSINGTON INTERNATIONAL REAL ESTATE FUND

 RISK/RETURN SUMMARY AND FUND EXPENSES


Investment          The Fund seeks total return from both
Objective           capital appreciation and current income
                    through investing in a portfolio of non-
                    U.S. real estate securities.


Principal           The Fund invests, under normal
Investment          circumstances, at least 80% of its net
Strategies          assets in non-U.S. real estate
                    securities, including securities issued
                    by real estate investment trusts
                    ("REITs"), master limited partnerships
                    and other real estate companies.
                    Investments in these issuers include
                    common, convertible and preferred stock
                    and debt securities, rights or warrants
                    to purchase common stock, and limited
                    partnership interests.


Principal           Because the value of the Fund's
Investment Risks    investments will fluctuate with market
                    conditions, so will the value of your
                    investment in the Fund. You could lose
                    money on your investment in the Fund, or
                    the Fund could underperform other
                    investments. Some of the Fund's holdings
                    may underperform its other holdings. The
                    Fund will be significantly exposed to the
                    risks of the real estate market. The Fund
                    is non-diversified, which means that it
                    is more vulnerable to risks affecting a
                    particular issuer than a diversified fund
                    would be. The Fund invests primarily in
                    international securities and is therefore
                    subject to risks related to investment
                    outside the U.S. including currency risk,
                    political risk and regulatory risk.

Who May             Consider investing in the Fund if you
Want to Invest?     are:
                      - wishing to add a growth component to
                        your portfolio
                      - willing to accept the risks of
                        investing in international real
                        estate-related securities in exchange
                        for potentially higher long term
                        returns
                      - seeking exposure to non-U.S. real
                        estate securities
                    This Fund will not be appropriate for
                    anyone:
                      - pursuing a short-term goal or
                        investing emergency reserves
                      - seeking safety of principal

 KENSINGTON INTERNATIONAL REAL ESTATE FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES
  The bar chart and table on this page show how the Fund has performed. The bar chart illustrates the risks of investing in the Fund by showing the Fund's year-by-year total annual returns and how the annual performance has varied. The table below it compares the Fund's performance to that of its benchmark index, the FTSE EPRA/NAREIT Global Real Estate Index ex-US(4). The bar chart and table assume reinvestment of dividends and distributions; however, the bar chart does not reflect sales charges. If sales charges were reflected, returns would be less than those shown.

  The returns for Class B and Class C Shares will differ from the returns for Class A Shares because of differences in expenses of each class.


   Performance Bar Chart and Table
   TOTAL ANNUAL RETURN AS OF 12/31/07
   FOR CLASS A SHARES*


2007                                  -3.59




Of course, past performance does not indicate how the Fund will perform in the future.
  Best quarter:                                                Q1 2007   7.50%
  Worst quarter:                                               Q4 2007  -8.85%


                       PERFORMANCE TABLE
                       AVERAGE ANNUAL TOTAL RETURNS
                       (for the period ending December 31, 2007)

                               FUND                  SINCE
                               INCEPTION  PAST YEAR  INCEPTION
---------------------------------------------------
Class A Shares Return
Before Taxes(1)                 4/28/06     -9.13%      6.94%
                           -----------------------------------
Class A Shares Return After
Taxes on Distributions(1)       4/28/06     -9.77%      5.95%
                           -----------------------------------
Class A Shares Return After
Taxes on Distributions and
Sale of Fund Shares(1)          4/28/06     -5.19%      5.59%
                           -----------------------------------
Class B Shares Return
Before Taxes(2)                 4/28/06     -8.88%      7.71%
                           -----------------------------------
Class C Shares Return
Before Taxes(3)                 4/28/06     -5.26%      9.96%
                           -----------------------------------
The FTSE EPRA/NAREIT Global
Real Estate Index ex-US(4)      4/28/06     -0.88%     14.61%



 * The Fund offers three different classes of shares through this prospectus:
 Class A Shares, Class B Shares, and Class C Shares. Each class of shares has different characteristics and are subject to different fees and expenses.
 (1) Assumes maximum sales charge of 5.75%. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only. After-tax returns for Class B and Class C Shares will vary.
 (2) Assumes applicable contingent deferred sales charge, maximum of 5.00%.
 (3) Assumes applicable contingent deferred sales charge, maximum of 1.00%.
 (4) The FTSE EPRA/NAREIT Global Real Estate Index ex-US is designed to track the performance of listed real estate companies and REITs worldwide, excluding U.S. companies. The index does not reflect the deduction of expenses or taxes associated with a mutual fund.

KENSINGTON INTERNATIONAL REAL ESTATE FUND
RISK/RETURN SUMMARY AND FUND EXPENSES


 As an investor in the Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

 Fees and Expenses*


                                    CLASS   CLASS   CLASS
                                      A       B       C
                                    -----   -----   -----
SHAREHOLDER TRANSACTION FEES (PAID
BY YOU DIRECTLY)
---------------------------------------------------------
Maximum sales charge (load) on               0.0-
purchases                            .75%(1)   0%    0.00%
---------------------------------------------------------
Maximum deferred sales charge
(load)                               None(2) .00%(3) 1.00%(4)
---------------------------------------------------------
75-day Redemption Fee(5)             1.0-    1.0-
                                       0%      0%    1.00%
ANNUAL FUND OPERATING EXPENSES
  (PAID FROM FUND ASSETS)
---------------------------------------------------------
Management Fee                       1.0-    1.0-
                                       0%      0%    1.00%
---------------------------------------------------------
Distribution and Service (12b-1)     0.2-    1.0-
  Fees                                 5%      0%    1.00%
---------------------------------------------------------
Other Expenses(6)                    0.3-    0.3-
                                       8%      8%    0.38%
---------------------------------------------------------
Total Fund Operating Expenses*       1.6-    2.3-
                                       3%      8%    2.38%
---------------------------------------------------------
Fee Expense Recoupment*              0.0-    0.0-
                                       3%      3%    0.03%
---------------------------------------------------------
Net Fund Operating Expenses*         1.6-    2.4-
                                       6%      1%    2.41%



 * The Adviser has contractually agreed, until December 31, 2010, to waive fees and/or reimburse the Fund certain expenses (excluding brokerage costs, interest, taxes and dividend and extraordinary expenses) to the extent necessary to maintain Total Fund Operating Expenses for Class A, B and C Shares at 1.65%, 2.40% and 2.40%, respectively. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Total Fund Operating Expenses for a class of shares to exceed the above limits and the repayment is made within three years after the year in which the Adviser incurred the expense.

 (1) Lower sales charges are available depending upon the amount invested. See "Distribution Arrangements."

 (2) A deferred sales charge of 1.00% may be applied to redemptions within one year of purchase of Class A Shares in the case of accounts with an aggregate value of $1 million or more, where no sales charge applies (not including shares purchased with reinvested dividends and/or distributions).

 (3) The deferred sales charge on Class B Shares declines over seven years, starting with redemptions in year one and ending with redemptions in year seven as follows: 5.00%, 4.00%, 3.00%, 3.00%, 2.00%, 1.00%, 0.00%. Class B Shares
 then automatically convert to Class A Shares after 8 years on the 3rd business day of the month in which they were originally purchased.

 (4) Applied to redemptions within one year of purchase.

 (5) Charged to Shares redeemed within 75 days of purchase. Certain exemptions may apply. Please see page 72 for more information.

 (6) "Other Expenses" include operating expenses other than the management fee and distribution fee.

KENSINGTON INTERNATIONAL REAL ESTATE FUND
RISK/RETURN SUMMARY AND FUND EXPENSES


 Use this table to compare fees and expenses with those of other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
   - $10,000 investment
   - 5% annual return
   - no changes in the Fund's operating expenses
   - redemption at the end of each period (unless as noted otherwise)

 Because this example is hypothetical and for comparison purposes only, your actual costs are likely to be different.

 Expense Example

                                  1            3             5            10
                                YEAR         YEARS         YEARS         YEARS
Class A                         $734        $1,068        $1,419        $2,404
------------------------------------------------------------------------------
Class B
Assuming Redemption             $744        $1,051        $1,479        $2,724
Assuming no Redemption          $244        $  751        $1,279        $2,724
------------------------------------------------------------------------------
Class C
Assuming Redemption             $347        $  751        $1,279        $2,724
Assuming no Redemption          $244        $  751        $1,279        $2,724
------------------------------------------------------------------------------

 [ICON]  KENSINGTON INTERNATIONAL REAL ESTATE FUND

 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS



 TICKER SYMBOL:
 Class A Shares: KIRAX
 Class B Shares: KIRBX
 Class C Shares: KIRCX

 Investment Objective

 The investment objective of the Fund is to seek total return through growth of capital and current income. The Fund invests primarily in non-U.S. real estate securities in at least three different countries. The Fund may invest up to 20% of its assets in U.S. real estate securities.


 Policies and Strategies

 The Fund seeks to meet its objective by investing, under normal market conditions, at least 80% of its assets in non-U.S. securities of real estate and real estate-related companies. In complying with this 80% investment requirement, the Fund may invest in debt and equity securities, including convertible securities, and its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments, and may include warrants, futures, options, exchange-traded funds, American Depositary Receipts, and European Depositary Receipts. The Fund considers a company to be a real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include equity real estate investment trusts (REITs) that own property and mortgage REITs that make short-term construction and development mortgage loans or that invest in long-term mortgages or mortgage pools, or companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages. A REIT is a type of U.S. real estate company that is dedicated to owning and usually operating income producing real estate or to financing real estate. REITs are not subject to U.S. corporate income tax provided they comply with a number of tax requirements, including the annual distribution to stockholders of at least 90% of their net income. A number of countries around the world have adopted, or are considering adopting, similar REIT-like structures pursuant to which these companies are not subject to corporate income tax in their home countries provided they distribute a significant percentage of their net income each year to stockholders and meet certain other requirements. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

KENSINGTON INTERNATIONAL REAL ESTATE FUND
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Policies and Strategies
 continued


 The Fund may invest in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles. For cash management purposes, the Fund may also hold a portion of its assets in cash or cash equivalents, including shares of money market funds.

 The Fund may also invest in securities of foreign companies in the form of American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs). Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security. EDRs, in bearer form, are designed for use in the European securities markets.

 The Fund may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies.

 The portfolio managers allocate the Fund's assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the Fund's investment objective. In analyzing specific companies for possible investment, the portfolio managers utilize fundamental real estate analysis and quantitative securities analysis to select investments for the Fund, including analyzing a company's management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company's properties and calculating relative return potential among other things. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

 The Adviser uses a variety of strategies in managing the Fund's investments. It may engage in transactions designed to hedge against changes in the price of the Fund's portfolio securities, such as purchasing put options or selling securities short. The Fund may also leverage its portfolio by borrowing money to purchase securities, and it may lend its portfolio securities to generate additional income. The Fund may also purchase restricted securities (securities which are deemed to be not readily marketable).

 In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in cash, cash equivalents, or high-quality debt instruments. As a result, the Fund may not achieve its investment objective.

 The Fund is not a diversified investment company, which means that it may invest greater proportions of its assets in individual issuers than a diversified investment company.

KENSINGTON INTERNATIONAL REAL ESTATE FUND
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
 Policies and Strategies
 continued


 The Fund may determine to limit sales of its shares from time to time, depending on the range of attractive investment opportunities available to it. The Fund may be closed to new investors at the discretion of the Adviser. Existing shareholders may continue to make additional investments after any such closing.

 In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective. The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving its investment objective. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the Adviser, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to stockholders, will be taxable as ordinary income.


 Principal Risks of Investing in the Fund

 An investment in the Fund is subject to various risks. There is a risk that you could lose all or a portion of your investment in the Fund and that the income you may receive from your investment may vary. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests. More specifically, the Fund may be affected by the following types of risks:

 GENERAL RISKS: The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

 The Fund may borrow amounts up to one-third of the value of its assets and may use borrowed funds to purchase securities for the Fund. This practice, known as "leveraging," will increase returns to the Fund if the additional securities purchased increase in value more than the interests and other costs of borrowing. If the additional securities lose value, however, the loss to the Fund will be greater than if borrowed funds had not been used to make the purchase. Thus, leveraging is considered to increase risk.

 The Fund may loan certain securities in its portfolio. The loan will be fully collateralized and marked-to-market throughout the period of the loan. The Fund may experience delays in getting the securities returned and may not receive mark-to-market payments if the borrower enters bankruptcy or has other financial problems.

KENSINGTON INTERNATIONAL REAL ESTATE FUND
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
 Principal Risks of Investing in the Fund continued

 Short sales can cause a loss to the Fund if the price of the security sold short increases between the date of the short sale and the date on which the Fund must settle the transaction.

 Restricted securities are not registered for public sale and thus cannot easily be disposed of by the Fund, particularly at a desirable price. Because they are not publicly traded, they may also be difficult to price accurately.

 Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. The issuers of a debt security may default or otherwise be unable to honor a financial obligation.

 The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

 NON DIVERSIFICATION RISK: As a non-diversified investment company, the Fund may invest in fewer individual companies than a diversified investment company. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a great risk of loss than a fund that has a diversified portfolio.

 INABILITY TO SELL SECURITIES RISK: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized non-U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

 EQUITY RISK: The value of the equity securities held by the Fund, and thus of the Fund's shares, can fluctuate -- at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector.

KENSINGTON INTERNATIONAL REAL ESTATE FUND
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued

 MARKET RISK: The Fund's portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Factors that are part of market risk include interest rate fluctuations, quality of instruments in the Fund's portfolio, national and international economic and political conditions and general market conditions and market psychology.

 INTEREST RATE RISK: In addition to the sensitivity of real estate-related securities to changes in interest rates, the value of the Fund's investments in debt instruments will tend to fall if current interest rates increase and to rise if current interest rates decline.

 CREDIT RISK: The value of the Fund's debt instruments will generally decline if the credit rating of the issuer declines, while their value will be favorably affected by an increased credit rating. Also, an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

 HEDGING RISKS: The Fund's hedging activities, although they are designed to help offset negative movements in the markets for the Fund's investments, will not always be successful. Moreover, they can also cause the Fund to lose money or fail to get the benefit of a gain. Among other things, these negative effects can occur if the market moves in a direction that the Fund's investment adviser does not expect or if the Fund cannot close out its position in a hedging instrument.

 SECURITIES LENDING RISK: There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.

 BORROWING: The Fund may borrow subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the NAV of the Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

 RESTRICTED AND ILLIQUID SECURITIES RISK: If a security is illiquid, the Fund may not be able to sell the security at a time when the Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity.

KENSINGTON INTERNATIONAL REAL ESTATE FUND
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
 Principal Risks of Investing in the Fund continued
 Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. Risks of Investing in Foreign Securities


 Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, possible security illiquidity, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

 In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency, and balance of payments position. Also, certain investments in foreign securities also may be subject to foreign withholding taxes.

 POLITICAL RISK: The value of the Fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries. Investments in foreign securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Certain countries in which the Fund may invest, especially emerging market countries, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. In addition, with respect to certain foreign countries, there is a risk of the possibility of expropriation of assets, confiscatory taxation, difficulty in obtaining or enforcing a court judgment, economic, political or social instability, and diplomatic developments that could affect investments in those countries.

KENSINGTON INTERNATIONAL REAL ESTATE FUND
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Risks of Investing in Foreign Securities continued

 OVERSEAS EXCHANGES RISK: The Fund will engage in transactions on a number of overseas stock exchanges. It is possible that market practices relating clearance and settlement of securities transactions and custody of assets can pose increased risk to the fund and may involve delays in obtaining accurate information on the value of securities (which may, as a result affect the calculation of the Fund's net asset value per share ("NAV")).

 The Fund may engage in transactions in the stock markets of emerging market countries. Emerging market country stock markets, in general, are less liquid, smaller and less regulated than many of the developed country stock markets. Purchases and sales of investments may take longer than would otherwise be expected on developed stock markets and transactions may need to be conducted at unfavorable prices.

 FOREIGN CURRENCY RISK: Although the Fund will report its net asset value and pay dividends in U.S. dollars, foreign securities often are purchased with and make interest payments in foreign currencies. Therefore, when the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Furthermore, insofar as the Fund invests in emerging markets, there is a higher risk of currency depreciation. Historically, most emerging market country currencies have experienced significant depreciation against the U.S. dollar. Some emerging market country currencies may continue to fall in value against the U.S. dollar.

 CURRENCY HEDGING RISK: The Fund may engage in various investments that are designed to hedge the Fund's foreign currency risks. While these transactions will be entered into to seek to manage these risks, these investments may not prove to be successful or may have the effect of limiting the gains from favorable market movements.

 As a result of these potential risks, the Adviser may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. The Fund may invest in countries in which foreign investors, including the Adviser, have had no or limited prior experience.

 [ICON]  KENSINGTON GLOBAL REAL ESTATE FUND

 RISK/RETURN SUMMARY AND FUND EXPENSES


Investment       The Fund seeks total return from both capital
Objective        appreciation and current income through
                 investing in a portfolio of global real
                 estate securities.

Principal        The Fund invests, under normal circumstances,
Investment       at least 80% of its net assets in U.S. and
Strategies       non-U.S. real estate securities, including
                 securities issued by real estate investment
                 trusts ("REITs"), master limited partnerships
                 and other real estate companies. Investments
                 in these issuers include common, convertible
                 and preferred stock and debt securities,
                 rights or warrants to purchase common stock,
                 and limited partnership interests. Under
                 normal market conditions, the Fund will
                 invest significantly (at least 40% of its net
                 assets -- unless market conditions are not
                 deemed favorable by the Adviser, in which
                 case the Fund would invest at least 30% of
                 its net assets) in real estate securities of
                 issuers organized or located outside the U.S.
                 or doing a substantial amount of business
                 outside the U.S. The Fund will allocate its
                 assets among various regions and countries,
                 including the U.S. (but in no less than three
                 different countries).

Principal        Because the value of the Fund's investments
Investment       will fluctuate with market conditions, so
Risks            will the value of your investment in the
                 Fund. You could lose money on your investment
                 in the Fund, or the Fund could underperform
                 other investments. Some of the Fund's
                 holdings may underperform its other holdings.
                 The Fund will be significantly exposed to the
                 risks of the real estate market. The Fund is
                 non-diversified, which means that it is more
                 vulnerable to risks affecting a particular
                 issuer than a diversified fund would be. The
                 Fund invests primarily in global securities
                 and is therefore subject to risks related to
                 investment outside the U.S. including
                 currency risk, political risk and regulatory
                 risk.

Who May          Consider investing in the Fund if you are:
Want to
Invest?            - wishing to add a growth component to your
                     portfolio

                   - willing to accept the risks of investing
                     in global real estate-related securities in exchange for potentially higher long term returns

                   - seeking some exposure to non-U.S. real
                     estate securities
                 This Fund will not be appropriate for anyone:

                   - pursuing a short-term goal or investing
                     emergency reserves

                   - seeking safety of principal


 KENSINGTON GLOBAL REAL ESTATE FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES
  The bar chart and table on this page show how the Fund has performed. The bar chart illustrates the risks of investing in the Fund by showing the Fund's year-by-year total annual returns and how the annual performance has varied. The table below it compares the Fund's performance to that of its benchmark index, the FTSE EPRA/NAREIT Global Real Estate Index(4). The bar chart and table assume reinvestment of dividends and distributions; however, the bar chart does not reflect sales charges. If sales charges were reflected, returns would be less than those shown.

  The returns for Class B and Class C Shares will differ from the returns for Class A Shares because of differences in expenses of each class.


   Performance Bar Chart and Table
   TOTAL ANNUAL RETURN AS OF 12/31/07
   FOR CLASS A SHARES*



Of course, past performance does not indicate how the Fund will perform in the future.
  Best quarter:     Q1 2007  3.48%
 Worst quarter:                                                Q4 2007 -11.00%


                       PERFORMANCE TABLE
                       AVERAGE ANNUAL TOTAL RETURNS
                       (for the period ending December 31, 2007)

                               FUND                  SINCE
                               INCEPTION  PAST YEAR  INCEPTION
---------------------------------------------------
Class A Shares Return
Before Taxes(1)                 12/29/06   -15.52%    -15.44%
                           -----------------------------------
Class A Shares Return After
Taxes on Distributions(1)       12/29/06   -15.56%    -15.48%
                           -----------------------------------
Class A Shares Return After
Taxes on Distributions and
Sale of Fund Shares(1)          12/29/06    -9.85%    -13.04%
                           -----------------------------------
Class B Shares Return
Before Taxes(2)                 12/29/06   -15.31%    -14.35%
                           -----------------------------------
Class C Shares Return
Before Taxes(3)                 12/29/06   -11.01%    -10.96%
                           -----------------------------------
The FTSE EPRA/NAREIT Global
Real Estate Index(4)            12/29/06    -6.92%     -6.96%



 * The Fund offers three different classes of shares through this prospectus:
 Class A Shares, Class B Shares, and Class C Shares. Each class of shares has different characteristics and are subject to different fees and expenses.
 (1) Assumes maximum sales charge of 5.75%. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only. After-tax returns for Class B and Class C Shares will vary.
 (2) Assumes applicable contingent deferred sales charge, maximum of 5.00%.
 (3) Assumes applicable contingent deferred sales charge, maximum of 1.00%.
 (4) The FTSE EPRA/NAREIT Global Real Estate Index is designed to track the performance of listed real estate companies and REITs worldwide. The index does not reflect the deduction of expenses or taxes associated with a mutual fund.

 KENSINGTON GLOBAL REAL ESTATE FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


     As an investor in the Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

     Fees and Expenses*


                                    CLASS   CLASS   CLASS
                                      A       B       C
                                    -----   -----   -----
SHAREHOLDER TRANSACTION FEES (PAID
BY YOU DIRECTLY)
---------------------------------------------------------
Maximum sales charge (load) on               0.0-
  purchases                          .75%(1)   0%    0.00%
---------------------------------------------------------
Maximum deferred sales charge
  (load)                             None(2) .00%(3) 1.00%(4)
---------------------------------------------------------
75-day Redemption Fee(5)             1.0-    1.0-
                                       0%      0%    1.00%
ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)
---------------------------------------------------------
Management Fee                       1.0-    1.0-
                                       0%      0%    1.00%
---------------------------------------------------------
Distribution and Service (12b-1)     0.2-    1.0-
  Fees                                 5%      0%    1.00%
---------------------------------------------------------
Other Expenses(6)                    1.3-    1.3-
                                       9%      9%    1.39%
---------------------------------------------------------
Total Fund Operating Expenses*       2.6-    3.3-
                                       4%      9%    3.39%
---------------------------------------------------------
Fee Expense Reimbursement*           (1.-    (1.-    (1.-
                                     10)%    10)%     10)%
---------------------------------------------------------
Net Fund Operating Expenses*         1.5-    2.2-
                                       4%      9%    2.29%



 * The Adviser has contractually agreed, until December 31, 2010, to waive fees and/or reimburse the Fund certain expenses (excluding brokerage costs, interest, taxes and dividend and extraordinary expenses) to the extent necessary to maintain Total Fund Operating Expenses for Class A, B and C Shares at 1.50%, 2.25% and 2.25%, respectively. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Total Fund Operating Expenses for a class of shares to exceed the above limits and the repayment is made within three years after the year in which the Adviser incurred the expense.

 (1) Lower sales charges are available depending upon the amount invested. See "Distribution Arrangements."

 (2) A deferred sales charge of 1.00% may be applied to redemptions within one year of purchase of Class A Shares in the case of accounts with an aggregate value of $1 million or more, where no sales charge applies (not including shares purchased with reinvested dividends and/or distributions).

 (3) The deferred sales charge on Class B Shares declines over seven years, starting with redemptions in year one and ending with redemptions in year seven as follows: 5.00%, 4.00%, 3.00%, 3.00%, 2.00%, 1.00%, 0.00%. Class B Shares
 then automatically convert to Class A Shares after 8 years on the 3rd business day of the month in which they were originally purchased.

 (4) Applied to redemptions within one year of purchase.

 (5) Charged to Shares redeemed within 75 days of purchase. Certain exemptions may apply. Please see page 72 for more information.

 (6) "Other Expenses" include operating expenses other than the management fee and distribution fee.

 KENSINGTON GLOBAL REAL ESTATE FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


 Use this table to compare fees and expenses with those of other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
    - $10,000 investment
    - 5% annual return
    - no changes in the Fund's operating expenses
    - redemption at the end of each period (unless as noted otherwise)

 Because this example is hypothetical and for comparison purposes only, your actual costs are likely to be different.

 Expense Example


                                    1            3             5            10
                                  YEAR         YEARS         YEARS         YEARS
 Class A                          $723        $1,033        $1,598        $3,129
--------------------------------------------------------------------------------
 Class B
 Assuming Redemption              $732        $1,015        $1,662        $3,436
 Assuming no Redemption           $232        $  715        $1,462        $3,436
--------------------------------------------------------------------------------
 Class C
 Assuming Redemption              $335        $  715        $1,462        $3,436
 Assuming no Redemption           $232        $  715        $1,462        $3,436
--------------------------------------------------------------------------------


 [ICON]  KENSINGTON GLOBAL REAL ESTATE FUND

 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS



 TICKER SYMBOL:
 Class A Shares: KGFAX
 Class B Shares: KGFBX
 Class C Shares: KGFCX

 Investment Objective

 The investment objective of the Fund is to seek total return through growth of capital and current income. The Fund invests primarily in global real estate securities.


 Policies and Strategies

 The Fund seeks to meet its objective by investing, under normal market conditions, at least 80% of its assets in U.S. and non-U.S. securities of real estate and real estate-related companies. In complying with this 80% investment requirement, the Fund may invest in debt and equity securities, including convertible securities, and its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments, and may include warrants, futures, options, exchange-traded funds, American Depositary Receipts, and European Depositary Receipts. Under normal market conditions, the Fund will invest significantly (at least 40% of its net assets -- unless market conditions are not deemed favorable by the Adviser, in which case the Fund would invest at least 30% of its net assets) in real estate securities of issuers organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The Fund will allocate its assets among various regions and countries, including the U.S. (but in no less than three different countries). The Fund considers a company to be a real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include equity real estate investment trusts (REITs) that own property and mortgage REITs that make short-term construction and development mortgage loans or that invest in long-term mortgages or mortgage pools, or companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages. A REIT is a type of U.S. real estate company that is dedicated to owning and usually operating income producing real estate or to financing real estate. REITs are not subject to U.S. corporate income tax provided they comply with a number of tax requirements, including the annual distribution to stockholders of at least 90% of their net income. A number of countries around the world have adopted, or are considering adopting, similar REIT-like structures pursuant to which these companies are not subject to corporate income tax in their home countries provided they distribute a significant percentage of their net income each year to stockholders and meet certain other requirements. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

 KENSINGTON GLOBAL REAL ESTATE FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Policies and Strategies
 continued


 The Fund may invest in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles. For cash management purposes, the Fund may also hold a portion of its assets in cash or cash equivalents, including shares of money market funds.

 The Fund may also invest in securities of foreign companies in the form of American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs). Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security. EDRs, in bearer form, are designed for use in the European securities markets.

 The Fund may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies.

 The portfolio managers allocate the Fund's assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the Fund's investment objective. In analyzing specific companies for possible investment, the portfolio managers utilize fundamental real estate analysis and quantitative securities analysis to select investments for the Fund, including analyzing a company's management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company's properties and calculating relative return potential among other things. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

 The Adviser uses a variety of strategies in managing the Fund's investments. It may engage in transactions designed to hedge against changes in the price of the Fund's portfolio securities, such as purchasing put options or selling securities short. The Fund may also leverage its portfolio by borrowing money to purchase securities, and it may lend its portfolio securities to generate additional income. The Fund may also purchase restricted securities (securities which are deemed to be not readily marketable).

 In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in cash, cash equivalents, or high-quality debt instruments. As a result, the Fund may not achieve its investment objective.

 KENSINGTON GLOBAL REAL ESTATE FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
 Policies and Strategies
 continued


 The Fund is not a diversified investment company, which means that it may invest greater proportions of its assets in individual issuers than a diversified investment company.

 The Fund may determine to limit sales of its shares from time to time, depending on the range of attractive investment opportunities available to it. The Fund may be closed to new investors at the discretion of the Adviser. Existing shareholders may continue to make additional investments after any such closing.

 In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective. The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving its investment objective. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the Adviser, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to stockholders, will be taxable as ordinary income.

 Principal Risks of Investing in the Fund

 An investment in the Fund is subject to various risks. There is a risk that you could lose all or a portion of your investment in the Fund and that the income you may receive from your investment may vary. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests. More specifically, the Fund may be affected by the following types of risks:

 GENERAL RISKS: The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

 The Fund may borrow amounts up to one-third of the value of its assets and may use borrowed funds to purchase securities for the Fund. This practice, known as "leveraging," will increase returns to the Fund if the additional securities purchased increase in value more than the interests and other costs of borrowing. If the

 KENSINGTON GLOBAL REAL ESTATE FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
 Principal Risks of Investing in the Fund continued

 additional securities lose value, however, the loss to the Fund will be greater than if borrowed funds had not been used to make the purchase. Thus, leveraging is considered to increase risk.

 The Fund may loan certain securities in its portfolio. The loan will be fully collateralized and marked-to-market throughout the period of the loan. The Fund may experience delays in getting the securities returned and may not receive mark-to-market payments if the borrower enters bankruptcy or has other financial problems.

 Short sales can cause a loss to the Fund if the price of the security sold short increases between the date of the short sale and the date on which the Fund must settle the transaction.

 Restricted securities are not registered for public sale and thus cannot easily be disposed of by the Fund, particularly at a desirable price. Because they are not publicly traded, they may also be difficult to price accurately.

 Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. The issuers of a debt security may default or otherwise be unable to honor a financial obligation.

 The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

 NON DIVERSIFICATION RISK: As a non-diversified investment company, the Fund may invest in fewer individual companies than a diversified investment company. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a great risk of loss than a fund that has a diversified portfolio.

 KENSINGTON GLOBAL REAL ESTATE FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued

 INABILITY TO SELL SECURITIES RISK: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized non-U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

 EQUITY RISK: The value of the equity securities held by the Fund, and thus of the Fund's shares, can fluctuate -- at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector.

 MARKET RISK: The Fund's portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Factors that are part of market risk include interest rate fluctuations, quality of instruments in the Fund's portfolio, national and international economic and political conditions and general market conditions and market psychology.

 INTEREST RATE RISK: In addition to the sensitivity of real estate-related securities to changes in interest rates, the value of the Fund's investments in debt instruments will tend to fall if current interest rates increase and to rise if current interest rates decline.

 CREDIT RISK: The value of the Fund's debt instruments will generally decline if the credit rating of the issuer declines, while their value will be favorably affected by an increased credit rating. Also, an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

 HEDGING RISKS: The Fund's hedging activities, although they are designed to help offset negative movements in the markets for the Fund's investments, will not always be successful. Moreover, they can also cause the Fund to lose money or fail to get the benefit of a gain. Among other things, these negative effects can occur if the market moves in a direction that the Fund's investment adviser does not expect or if the Fund cannot close out its position in a hedging instrument.

 KENSINGTON GLOBAL REAL ESTATE FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
 Principal Risks of Investing in the Fund continued

 SECURITIES LENDING RISK: There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.

 BORROWING: The Fund may borrow subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the NAV of the Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

 RESTRICTED AND ILLIQUID SECURITIES RISK: If a security is illiquid, the Fund may not be able to sell the security at a time when the Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

 Risks of Investing in Foreign Securities

 Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, possible security illiquidity, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

 In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency, and balance of payments position. Also, certain investments in foreign securities also may be subject to foreign withholding taxes.

 KENSINGTON GLOBAL REAL ESTATE FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
 Risks of Investing in Foreign Securities continued

 POLITICAL RISK: The value of the Fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries. Investments in foreign securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Certain countries in which the Fund may invest, especially emerging market countries, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. In addition, with respect to certain foreign countries, there is a risk of the possibility of expropriation of assets, confiscatory taxation, difficulty in obtaining or enforcing a court judgment, economic, political or social instability, and diplomatic developments that could affect investments in those countries.

 OVERSEAS EXCHANGES RISK: The Fund will engage in transactions on a number of overseas stock exchanges. It is possible that market practices relating clearance and settlement of securities transactions and custody of assets can pose increased risk to the fund and may involve delays in obtaining accurate information on the value of securities (which may, as a result affect the calculation of the Fund's net asset value per share ("NAV")).

 The Fund may engage in transactions in the stock markets of emerging market countries. Emerging market country stock markets, in general, are less liquid, smaller and less regulated than many of the developed country stock markets. Purchases and sales of investments may take longer than would otherwise be expected on developed stock markets and transactions may need to be conducted at unfavorable prices.

 FOREIGN CURRENCY RISK: Although the Fund will report its net asset value and pay dividends in U.S. dollars, foreign securities often are purchased with and make interest payments in foreign currencies. Therefore, when the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the Fund's net asset value could decline as a result of changes in the exchange rates between

 KENSINGTON GLOBAL REAL ESTATE FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
 Risks of Investing in Foreign Securities continued

 foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Furthermore, insofar as the Fund invests in emerging markets, there is a higher risk of currency depreciation. Historically, most emerging market country currencies have experienced significant depreciation against the U.S. dollar. Some emerging market country currencies may continue to fall in value against the U.S. dollar.

 CURRENCY HEDGING RISK: The Fund may engage in various investments that are designed to hedge the Fund's foreign currency risks. While these transactions will be entered into to seek to manage these risks, these investments may not prove to be successful or may have the effect of limiting the gains from favorable market movements.

 As a result of these potential risks, the Adviser may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. The Fund may invest in countries in which foreign investors, including the Adviser, have had no or limited prior experience.

 [ICON]  KENSINGTON GLOBAL INFRASTRUCTURE FUND

 RISK/RETURN SUMMARY AND FUND EXPENSES


Investment     The Fund seeks total return from both capital
Objective      appreciation and current income through
               investing in a portfolio of global
               infrastructure-related securities.

Principal      The Fund invests, under normal circumstances,
Investment     at least 80% of its net assets in U.S. and
Strategies     non-U.S. infrastructure-related securities
               issued by companies involved in the
               construction, development, financing or
               operation of infrastructure assets.
               Infrastructure assets are the physical
               structures and networks that provide necessary
               services to society such as transportation and
               communications networks; water, sewer and
               energy utilities; energy storage and
               transportation; and public service facilities.
               Infrastructure-related businesses may also
               provide the services and raw materials
               necessary for the construction and maintenance
               of infrastructure assets, including mining,
               shipping, timber, steel, alternative energy,
               agriculture and energy production and
               exploration. In addition to the Fund's focus
               on investments in mature infrastructure
               networks that generate positive cash flow and
               relatively stable revenue streams, the Fund
               will seek opportunities to participate in the
               growth in global infrastructure spending. The
               Fund considers a company to be an
               infrastructure-related company if at least 50%
               of its assets, gross income or net profits are
               attributable to infrastructure operations.
               Investments in these issuers include common,
               convertible and preferred stock and debt
               securities, rights or warrants to purchase
               common stock, and limited partnership
               interests. Under normal market conditions, the
               Fund will invest significantly (at least 40%
               of its net assets -- unless market conditions
               are not deemed favorable by the Adviser, in
               which case the Fund would invest at least 30%
               of its net assets) in infrastructure-related
               securities of issuers organized or located
               outside the U.S. or doing a substantial amount
               of business outside the U.S. The Fund will
               allocate its assets among various regions and
               countries, including the U.S. (but in no less
               than three different countries).

Principal      Because the value of the Fund's investments
Investment     will fluctuate with market conditions, so will
Risks          the value of your investment in the Fund. You
               could lose money on your investment in the
               Fund, or the Fund could underperform other
               investments. Some of the Fund's holdings may
               underperform its other holdings. The Fund will
               be significantly exposed to the risks of
               infrastructure-related operations. The Fund is
               non-diversified, which means that it is more
               vulnerable to risks affecting a particular
               issuer than a diversified fund would be. The
               Fund invests primarily in global securities
               and is therefore subject to risks related to
               investment outside the U.S. including currency
               risk, political risk and regulatory risk.

Who May        Consider investing in the Fund if you are:
Want to          - wishing to add a growth component to your
Invest?            portfolio
                 - willing to accept the risks of investing
                   in global
                   infrastructure-related securities in
                   exchange for potentially
                   higher long term returns
                 - seeking some exposure to non-U.S.
                   infrastructure-related
                   securities
               This Fund will not be appropriate for anyone:
                 - pursuing a short-term goal or investing
                   emergency reserves
                 - seeking safety of principal
Fund           Because the Fund only commenced operations on
Performance    June 29, 2007, Fund performance information is
               not yet presented.


 KENSINGTON GLOBAL INFRASTRUCTURE FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


 As an investor in the Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

 Fees and Expenses*

                                               CLASS   CLASS   CLASS
                                                 A       B       C
                                               -----   -----   -----
SHAREHOLDER TRANSACTION FEES (PAID BY YOU
DIRECTLY)
--------------------------------------------------------------------
Maximum sales charge (load) on purchases                0.0-
                                                .75%(1)   0%    0.00%
--------------------------------------------------------------------
Maximum deferred sales charge (load)
                                                None(2) .00%(3) 1.00%(4)
--------------------------------------------------------------------
75-day Redemption Fee(5)                        1.0-    1.0-
                                                  0%      0%    1.00%

ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)
--------------------------------------------------------------------
Management Fee                                  0.9-    0.9-
                                                  0%      0%    0.90%
--------------------------------------------------------------------
Distribution and Service (12b-1) Fees           0.2-    1.0-
                                                  5%      0%    1.00%
--------------------------------------------------------------------
Other Expenses(6)                               0.6-    0.6-
                                                  6%      6%    0.66%
--------------------------------------------------------------------
Total Fund Operating Expenses*                  1.8-    2.5-
                                                  1%      6%    2.56%
--------------------------------------------------------------------
Fee Expense Reimbursement*                      (0.-    (0.-    (0.-
                                                32)%    32)%     32)%
--------------------------------------------------------------------
Net Fund Operating Expenses*                    1.4-    2.2-
                                                  9%      4%    2.24%



 * The Adviser has contractually agreed, until December 31, 2010, to waive fees and/or reimburse the Fund certain expenses (excluding brokerage costs, interest, taxes and dividend and extraordinary expenses) to the extent necessary to maintain Total Fund Operating Expenses for Class A, B and C Shares at 1.50%, 2.25% and 2.25%, respectively. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Total Fund Operating Expenses for a class of shares to exceed the above limits and the repayment is made within three years after the year in which the Adviser incurred the expense.
 (1) Lower sales charges are available depending upon the amount invested. See "Distribution Arrangements."
 (2) A deferred sales charge of 1.00% may be applied to redemptions within one year of purchase of Class A Shares in the case of accounts with an aggregate value of $1 million or more, where no sales charge applies (not including shares purchased with reinvested dividends and/or distributions).
 (3) The deferred sales charge on Class B Shares declines over seven years, starting with redemptions in year one and ending with redemptions in year seven as follows: 5.00%, 4.00%, 3.00%, 3.00%, 2.00%, 1.00%, 0.00%. Class B Shares
 then automatically convert to Class A Shares after 8 years on the 3rd business day of the month in which they were originally purchased.
 (4) Applied to redemptions within one year of purchase.
 (5) Charged to Shares redeemed within 75 days of purchase. Certain exemptions may apply. Please see page 72 for more information.
 (6) "Other Expenses" include operating expenses other than the management fee and distribution fee.

 KENSINGTON GLOBAL INFRASTRUCTURE FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES
 Use this table to compare fees and expenses with those of other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's operating expenses
  - redemption at the end of each period (unless as noted otherwise)

 Because this example is hypothetical and for comparison purposes only, your actual costs are likely to be different.

 Expense Example

                                   1            3             5            10
                                 YEAR         YEARS         YEARS         YEARS
Class A                          $718        $1,019        $1,409        $2,500
-------------------------------------------------------------------------------
Class B
Assuming Redemption              $727        $1,000        $1,469        $2,819
Assuming no Redemption           $227        $  700        $1,269        $2,819
-------------------------------------------------------------------------------
Class C
Assuming Redemption              $330        $  700        $1,269        $2,819
Assuming no Redemption           $227        $  700        $1,269        $2,819

 [ICON]  KENSINGTON GLOBAL INFRASTRUCTURE FUND

 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS



 TICKER SYMBOL:
 Class A Shares: KGIAX
 Class B Shares: KGIBX
 Class C Shares: KGICX

 Investment Objective

 The investment objective of the Fund is to seek total return through capital appreciation and current income. The Fund invests primarily in global infrastructure-related securities.

 Policies and Strategies

 The Fund seeks to meet its objective by investing, under normal market conditions, at least 80% of its assets in U.S. and non-U.S. infrastructure-related securities issued by companies involved in the construction, development, financing or operation of infrastructure assets. Infrastructure assets are the physical structures and networks that provide necessary services to society such as transportation and communications networks; water, sewer and energy utilities; energy storage and transportation; and public service facilities. Infrastructure-related businesses may also provide the services and raw materials necessary for the construction and maintenance of infrastructure assets, including mining, shipping, timber, steel, alternative energy, agriculture and energy production and exploration. In complying with this 80% investment requirement, the Fund may invest in debt and equity securities, including convertible securities, and its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments, and may include warrants, futures, options, exchange-traded funds, American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. Under normal market conditions, the Fund will invest significantly (at least 40% of its net assets -- unless market conditions are not deemed favorable by the Adviser, in which case the Fund would invest at least 30% of its net assets) in the securities of issuers organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The Fund will allocate its assets among various regions and countries, including the U.S. (but in no less than three different countries). The Fund considers a company to be an infrastructure-related company if at least 50% of its assets, gross income or net profits are attributable to infrastructure operations. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

 KENSINGTON GLOBAL INFRASTRUCTURE FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Policies and Strategies
 continued

 The Fund may invest in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles. For cash management purposes, the Fund may also hold a portion of its assets in cash or cash equivalents, including shares of money market funds.

 The Fund may also invest in securities of foreign companies in the form of American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs). Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security. EDRs, in bearer form, are designed for use in the European securities markets.

 The Fund may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies.

 The Adviser allocates the Fund's assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the Fund's investment objective. In analyzing specific companies for possible investment, the Adviser utilizes fundamental investment analysis and quantitative securities analysis to select investments for the Fund, including analyzing a company's management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company's assets and calculating relative return potential among other things. The Adviser considers whether to sell a particular security when any of these factors materially changes.

 The Adviser uses a variety of strategies in managing the Fund's investments. It may engage in transactions designed to hedge against changes in the price of the Fund's portfolio securities, such as purchasing put options or selling securities short. The Fund has the ability to leverage its portfolio by borrowing money to purchase securities, and it may lend its portfolio securities to generate additional income. The Fund may purchase restricted securities (securities which are deemed to be not readily marketable).

 In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in cash, cash equivalents, or high-quality debt instruments. As a result, the Fund may not achieve its investment objective.

 The Fund is not a diversified investment company, which means that it may invest greater proportions of its assets in individual issuers than a diversified investment company.

 KENSINGTON GLOBAL INFRASTRUCTURE FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Policies and Strategies
 continued

 The Fund may determine to limit sales of its shares from time to time, depending on the range of attractive investment opportunities available to it. The Fund may be closed to new investors at the discretion of the Adviser. Existing shareholders may continue to make additional investments after any such closing.

 In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective. The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving its investment objective. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the Adviser, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to stockholders, will be taxable as ordinary income.

 Principal Risks of Investing in the Fund

 An investment in the Fund is subject to various risks. There is a risk that you could lose all or a portion of your investment in the Fund and that the income you may receive from your investment may vary. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests. More specifically, the Fund may be affected by the following types of risks:

 INFRASTRUCTURE-RELATED INVESTMENT RISK: Because the Fund concentrates its investments in infrastructure-related entities, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities. Infrastructure-related entities are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

 GENERAL RISKS: The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

 KENSINGTON GLOBAL INFRASTRUCTURE FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued

 Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. The issuers of a debt security may default or otherwise be unable to honor a financial obligation.

 The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the Fund.

 NON DIVERSIFICATION RISK: As a non-diversified investment company, the Fund may invest in fewer individual companies than a diversified investment company. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a great risk of loss than a fund that has a diversified portfolio.

 HEDGING RISK: The Fund's hedging activities, although they are designed to help offset negative movements in the markets for the Fund's investments, will not always be successful. Moreover, they can also cause the Fund to lose money or fail to get the benefit of the gain. Among other things, these negative effects can occur if the market moves in a direction that the Fund's investment adviser does not expect or if the Fund cannot close out its position in a hedging instrument.

 INABILITY TO SELL SECURITIES RISK: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized non-U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

 EQUITY RISK: The value of the equity securities held by the Fund, and thus of the Fund's shares, can fluctuate -- at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector.

 KENSINGTON GLOBAL INFRASTRUCTURE FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued

 MARKET RISK: The Fund's portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Factors that are part of market risk include interest rate fluctuations, quality of instruments in the Fund's portfolio, national and international economic and political conditions and general market conditions and market psychology.

 INTEREST RATE RISK: The value of the Fund's investments in debt instruments will tend to fall if current interest rates increase and to rise if current interest rates decline.

 CREDIT RISK: The value of the Fund's debt instruments will generally decline if the credit rating of the issuer declines, while their value will be favorably affected by an increased credit rating. Also, an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.


 Risks of Investing in Foreign Securities

 Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, possible security illiquidity, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

 In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency, and balance of payments position. Also, certain investments in foreign securities also may be subject to foreign withholding taxes.

 POLITICAL RISK: The value of the Fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries. Investments in foreign securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Certain countries in which the Fund may invest, especially emerging market countries, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. In addition, with respect to certain foreign countries, there is a risk of the possibility of expropriation of assets, confiscatory taxation, difficulty in obtaining or enforcing a court judgment, economic, political or social instability, and diplomatic developments that could affect investments in those countries.

 KENSINGTON GLOBAL INFRASTRUCTURE FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Risks of Investing in Foreign Securities continued

 OVERSEAS EXCHANGES RISK: The Fund will engage in transactions on a number of overseas stock exchanges. It is possible that market practices relating clearance and settlement of securities transactions and custody of assets can pose increased risk to the fund and may involve delays in obtaining accurate information on the value of securities (which may, as a result affect the calculation of the Fund's net asset value per share ("NAV")).

 The Fund may engage in transactions in the stock markets of emerging market countries. Emerging market country stock markets, in general, are less liquid, smaller and less regulated than many of the developed country stock markets. Purchases and sales of investments may take longer than would otherwise be expected on developed stock markets and transactions may need to be conducted at unfavorable prices.

 FOREIGN CURRENCY RISK: Although the Fund will report its net asset value and pay dividends in U.S. dollars, foreign securities often are purchased with and make interest payments in foreign currencies. Therefore, when the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Furthermore, insofar as the Fund invests in emerging markets, there is a higher risk of currency depreciation. Historically, most emerging market country currencies have experienced significant depreciation against the U.S. dollar. Some emerging market country currencies may continue to fall in value against the U.S. dollar.

 CURRENCY HEDGING RISK: The Fund may engage in various investments that are designed to hedge the Fund's foreign currency risks. While these transactions will be entered into to seek to manage these risks, these investments may not prove to be successful or may have the effect of limiting the gains from favorable market movements.

 As a result of these potential risks, the Adviser may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. The Fund may invest in countries in which foreign investors, including the Adviser, have had no or limited prior experience.

 [ICON]  SHAREHOLDER INFORMATION



 Pricing of Fund Shares


--------------------------------------------------------------------------------
 How Net Asset Value ("NAV") is calculated

 The NAV for each class of shares of each Fund is calculated by adding the total value of a Fund's investments and other assets attributable to each class, subtracting the liabilities for that class, and then dividing that figure by the number of outstanding shares of the class:

                                      NAV =
                           Total Assets - Liabilities

                           --------------------------
                                Number of Shares
                                   Outstanding


--------------------------------------------------------------------------------

 Per share net asset value (NAV) for each class of shares of each Fund is determined and their shares are priced at the close of regular trading on the New York Stock Exchange, or at 4:00 p.m. Eastern time, whichever is earlier, on days the Exchange is open.

 Your order for purchase or sale of a class of shares is priced at the next NAV for that class calculated after your order is accepted by the Fund plus any applicable sales charge as noted in the section on "Distribution
 Arrangements/Sales Charges." This is what is known as the offering price.

 Each Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Funds' Trustees.

SHAREHOLDER INFORMATION


 Purchasing and Adding to Your Shares

 You may purchase the Funds through the Distributor or through an intermediary, such as an investment representative or a broker dealer, who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. To the extent that the Funds have entered into agreements with certain Dealers, the minimum investment may be lower through these Dealers who sell the Funds within their Fee-Based Programs. Dealers may also charge their customers a processing fee in connection with the purchase or redemption of Fund shares. The amount and the applicability of such a fee is determined and disclosed to it's customers by each individual Dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this prospectus. If you purchase shares through an intermediary, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Purchase and redemption orders placed through an intermediary will be deemed to have been received and accepted by a Fund when the intermediary accepts the order. Customer orders will be priced at a Fund's NAV next computed after they are accepted by an authorized broker or the broker's authorized designee. Intermediaries may also designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. Please note that if you are not a U.S. citizen or resident alien, your account must be affiliated with a FINRA member firm or intermediary. Consult your investment representative for specific information.

                                               MINIMUM     MINIMUM
                                               INITIAL   SUBSEQUENT
ACCOUNT TYPE                                 INVESTMENT  INVESTMENT
Regular (non-retirement)                       $2,000        $25

---------------------------------------------------
Retirement and Custodial Accounts              $2,000        $25



 The minimum may also be met through setting up an Automatic Investment Plan feature to your account. A new account can be opened with a minimum investment of $1,000 if the Automatic Investment Plan feature is established at the time the account is opened.

SHAREHOLDER INFORMATION


 Purchasing and Adding to Your Shares
 continued

 All purchases must be in U.S. dollars and drawn on domestic banks. The Funds will not accept payment in cash, money orders, including cashier's check, unless the cashier's check is in excess of $10,000. Also, to prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card convenience checks, traveler's checks or starter checks for the purchase of shares. The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment. A fee of $25.00 will be charged against a shareholder's account, in addition to any loss sustained by a Fund, for any payment that is returned.

 Each Fund may waive its minimum purchase requirements and the Distributor may reject a purchase order if it considers it in the best interest of the Funds and their shareholders.

 In compliance with the USA Patriot Act of 2001, please note that US Bancorp Fund Services, LLC will verify certain information on your Account Application as part of the Funds' Anti-Money Laundering Program. As requested on the Application, you must supply your full name, date of birth, Social Security Number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact shareholder servicing at 1-877-833-7114 if you need additional assistance in completing your Application.

 If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Funds may also reserve the right to close the account within 5 business days if clarifying information or documentation is not received.

 Instructions for Opening or Adding to an Account

 BY REGULAR MAIL

 Initial Investment:

 1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

 2. Make check or bank draft payable to either "Kensington Real Estate Securities Fund," "Kensington Select Income Fund", "Kensington Strategic Realty Fund", "Kensington International Real Estate Fund", "Kensington Global Real Estate Fund" or "Kensington Global Infrastructure Fund", as applicable. Checks endorsed to a Fund will not be accepted.

 3. Mail to: The Kensington Funds, c/o US Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701

SHAREHOLDER INFORMATION


 Purchasing and Adding to Your Shares
 continued

 Subsequent Investments:

 1. Use the investment slip attached to your account statement. Or, if unavailable,

 2. Include the following information on a piece of paper:
    - Fund name
    - Share class
    - Amount invested
    - Account name
    - Account number
    Include your account number on your check.

 3. Mail to: The Kensington Funds, c/o US Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701

 BY OVERNIGHT SERVICE

 SEE INSTRUCTIONS 1-2 ABOVE FOR SUBSEQUENT INVESTMENTS.

 3. Send to: The Kensington Funds, c/o US Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202

 The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the US Bancorp Fund Services, LLC post office box, of purchase applications or redemption requests, do not constitute receipt by the transfer agent of the Funds.

 BY WIRE TRANSFER

 Note: Your bank may charge a wire transfer fee.

 For initial investment: If you are making an initial investment by wire transfer, you must first complete a new account application and mail or fax it to the Fund. No account will be established until the completed application has been received by the Fund. You must also call shareholder servicing at 1-877-833-7114 to advise that an initial investment will be made by wire and verify the wiring instructions to ensure proper credit when the wire is received.

SHAREHOLDER INFORMATION


 Purchasing and Adding to Your Shares
 continued

 For initial and subsequent investments: Call shareholder servicing at 1-877-833-7114 prior to placing the trade to verify the wiring instructions to ensure proper credit when the wire is received. Instruct your bank to wire transfer your investment to:
 U.S. Bank, N.A.
 777 E. Wisconsin Ave.
 Milwaukee, WI 53202
 Routing Number: ABA #075000022
 Credit: US Bancorp Fund Services, LLC
 Account Number: 112-952-137
 Kensington Real Estate Securities Fund, Kensington Select Income Fund, Kensington Strategic Realty Fund, Kensington International Real Estate Fund, Kensington Global Real Estate Fund or Kensington Global Infrastructure Fund, as applicable
 Include:
 Your name
 Your account number

 Wired funds must be received prior to 4:00 pm Eastern time to be eligible for same day pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the bank or Federal Reserve wire system, or from incomplete wiring instructions.

 You can add to your account by using the convenient options described below. Each Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.

 Subsequent Purchases by Telephone

 After your account has been established, you may purchase additional shares by calling 1-877-833-7114. Telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. You must have banking information established on your account prior to making a purchase. Each telephone purchase must be a minimum of $25. If your order is received prior to the close of regular trading on the New York Stock Exchange, your shares will be purchased at the price calculated on the day of your purchase order.

 Automatic Investment Plan

 This Plan provides a convenient method to have monies deducted from your bank account for investment into the Funds on a regular basis. Once your account has been opened with the applicable initial minimum investment, you may make automatic investments with a minimum of $25 in each Fund from you bank account if the bank is a member of the Automated Clearing House (ACH) network. If your bank rejects your payment, the Funds' transfer agent will charge a $25 fee to your account.

SHAREHOLDER INFORMATION


 To begin participating in this Plan, complete the Automatic Investment Plan section on the account application or call the Funds' transfer agent at 1-877-833-7114. Any request to change or terminate your Automatic Investment Plan should be submitted to the transfer agent 5 days prior to effective date.

 Please note the following while completing the Automatic Investment Plan section of the account application:

    - The name and address of the bank account

    - Your checking or savings account number

    - The amount you wish to invest automatically (minimum $25)

    - How often you want to invest (twice a month, every month, four times a year, twice a year or once a year)

    - Attach a voided personal check

    - It may take up to 15 days to activate the automatic investment plan with your designated bank

 ----------------------------------------------------

 Dividends and Distributions

 Each Fund will pay dividends, if any, from any income either quarterly or semi-annually, as applicable. All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested dividends and distributions. Capital gains, if any, are distributed at least annually.

 If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check(s) in your account, at your Fund's then current net asset value, and to reinvest all subsequent distributions.

 DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION.

 ----------------------------------------------------

SHAREHOLDER INFORMATION


 Selling Your Shares

 Instructions for Selling Shares

 You may sell your shares at any time, but no redemption request will become effective until all documents have been received in proper form by the transfer agent. You may contact shareholder servicing at 1-877-833-7114 for additional information concerning documentation required for the redemption of shares. Requests for redemptions received before the close of trading on the exchange (generally 4pm Eastern Time) will be processed at that day's NAV. Requests received after 4pm Eastern Time will be based on the NAV determined as of the close of trading on the next day the exchange is open. For distributions in IRA accounts, you will be charged a fee of $25.00 (exclusive of systematic withdrawal plans).

 Payment of your redemption proceeds will normally be sent on the next business day but no later than the seventh day following your redemption request.

 -------------------------------------------------------------------------------
  WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

  As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

 -------------------------------------------------------------------------------

 BY TELEPHONE (unless you have declined telephone redemption privileges)

 Proceeds redeemed by telephone may be mailed by check to the address of record, wired to a shareholder's designated bank account, or may be sent via electronic funds transfer through the Automated Clearing House (ACH) network, to a pre-determined bank account. Wires are subject to a $15 fee paid by the investor, but the investor does not incur any charge when proceeds are sent via the ACH system.

 In order to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the transfer agent. Each shareholder of the account must sign the request with the signatures guaranteed. Further documentation may be requested from corporations, executors, administrators, trustees and guardians.

 1. Call 1-877-833-7114 with instructions as to how you wish to receive your funds (check, wire or electronic funds transfers via the Automated Clearing House (ACH) network).

    Note: IRA redemptions must be requested by mail.

   If you call by 4:00 p.m. Eastern time or the close of the NYSE, whichever is earlier, your payment will normally be sent on the next business day. Once a telephone transaction has been placed, it cannot be cancelled or modified.

SHAREHOLDER INFORMATION


 Selling Your Shares
 continued

 BY MAIL

 1. Call 1-877-833-7114 to request redemption forms or write a letter of instruction indicating:
    - your Fund and account number
    - amount you wish to redeem
    - account owner(s) signature (and signature guarantee if applicable)

 2. Mail to: The Kensington Funds, c/o US Bancorp Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701.

   Proceeds will be mailed to your address of record or if you have pre-determined bank account instructions on your account, you may have your proceeds sent by wire or electronic funds transfer through the Automated Clearing House (ACH) network. A wire fee of $15 will be applied and your financial institution may also charge a separate fee. There is no charge for an ACH payment, but proceeds may not be available for 2-3 days.

 WIRE TRANSFER

 You must indicate this option on your application.

 A wire fee of $15 will be applied.

 Note: Your financial institution may also charge a separate fee.

 Call 1-877-833-7114 to request a wire transfer.

 If you call by 4 p.m. Eastern time or the close of the NYSE, whichever is earlier, your payment will normally be wired to your bank on the next business day.

 AUTOMATIC WITHDRAWAL PLAN

 You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

   - Make sure you've checked the appropriate box on the Account Application. Or call 1-877-833-7114.

   - Minimum balance required to start this program is $10,000.

   - Include a voided personal check.

   - If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

   - It may take up to 15 days to activate the automatic withdrawal plan with your designated bank.

SHAREHOLDER INFORMATION


 General Policies on Selling Shares

 Redemptions In Writing Required

 You must request redemptions in writing in the following situations:

 1. Redemptions from Individual Retirement Accounts ("IRAs").

 2. Redemption requests requiring a signature guarantee. Signature guarantees are required in the following situations:
    - Your account address has changed within the last 30 days
    - The check is not being mailed to the address on your account
    - The check is not being made payable to the owner(s) of the account
    - The redemption proceeds are being transferred to another Fund account with a different registration
    - The redemption proceeds are being wired to bank instructions currently not on your account
    - When establishing or modifying certain services on an account

 In addition to the situations described, the fund(s) and/or the Transfer Agent may require a signature guarantee in other instances based on the facts and circumstances relative to the particular situation.

 Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program ("STAMP"). A notary public is not an acceptable signature guarantor.

 Verifying Telephone Redemptions

 The Funds make every effort to insure that telephone redemptions (including exchanges) are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

 Redemptions Within 12 Calendar Days of Initial Investment

 If any portion of the shares to be redeemed represents an investment made by check, the Funds may delay payment of redemption proceeds until the transfer agent is reasonably satisfied that the check has cleared. This may take up to 12 business days from the purchase date. You can avoid this delay by purchasing shares with a wire transfer.

SHAREHOLDER INFORMATION


 General Policies on Selling Shares
 continued

 Refusal of Redemption Request

 Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

 Redemption In Kind

 Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect a Fund's operations. If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

 Closing of Small Accounts

 If your account falls below $1,000, the Fund may ask you to increase your balance. If it is still below $1,000 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

 Frequent Trading Policy

 The Funds are intended for long-term investors and not for those who wish to trade frequently in Fund shares. Frequent trading into and out of a Fund can have adverse consequences for that Fund and for long-term shareholders in the Fund. The Funds believe that frequent or excessive short-term trading activity by shareholders of a Fund may be detrimental to long-term shareholders because those activities may, among other things: (a) dilute the value of shares held by long-term shareholders; (b) cause the Funds to maintain larger cash positions than would otherwise be necessary; (c) increase brokerage commissions and related costs and expenses, and (d) incur additional tax liability. The Funds therefore discourage frequent purchase and redemptions by shareholders and they do not make any effort to accommodate this practice. To protect against such activity, the Board of Trustees has adopted policies and procedures that are intended to permit the Funds to curtail frequent or excessive short-term trading by shareholders. As described immediately below, the Funds charge a redemption fee of 1.00% of the total redemption amount on the sale of shares sold within 75 days of purchase, subject to certain exceptions and limitations. At the present time the Funds do not

SHAREHOLDER INFORMATION


 impose limits on the frequency of purchases and redemptions, nor do they limit the number of exchanges into any of the Funds. The Funds reserve the right, however, to impose certain limitations at any time with respect to trading in shares of the Funds, including suspending or terminating trading privileges in Fund shares, for any investor whom it believes has a history of abusive trading or whose trading, in the judgment of the Funds, has been or may be disruptive to the Funds. It may not be feasible for the Funds to prevent or detect every potential instance of short-term trading in shares of the Funds.

 75-Day Redemption Fee

 The Funds charge a redemption fee of 1.00% of the total redemption amount if you sell your shares within 75 days of purchase, subject to certain exceptions and limitations as described below. The redemption fee is paid directly to the Funds and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is in addition to any contingent deferred sales charges that may be applicable at the time of sale. The redemption fee will not apply to shares representing the reinvestment of dividends and capital gains distributions and will not apply to exchanges except in the case of an exchange into the First American Prime Obligations Fund. The redemption fee may also not apply on certain types of accounts such as certain omnibus accounts or retirement plans or other accounts to which application of the redemption fee is not technologically feasible. The redemption fee may also not apply to certain redemptions, such as redemptions of shares through asset allocation driven rebalancing programs, systematic withdrawal plans, redemptions of shares purchased via an automatic investment plan, redemptions requested within 75 days following the death or disability of the shareholders (or, if a trust, its beneficiary), and redemptions requested pursuant to minimum required distributions from retirement plans or redemptions initiated by the Funds.

SHAREHOLDER INFORMATION


 Distribution Arrangements/Sales Charges

 This section describes the sales charges and fees you will pay as an investor in the Funds and ways to qualify for reduced sales charges.



                              CLASS A              CLASS B              CLASS C
-------------------------------------------------------------------------------------
 Sales Charge (Load)     Front-end sales      No front-end sales   No front-end sales
                         charge; reduced      charge; deferred     charge; deferred
                         sales charges        charge may apply.    charge may apply.
                         available.

-------------------------------------------------------------------------------------
 Distribution and        Subject to annual    Subject to annual    Subject to annual
 Service (12b-1) Fee     distribution and     distribution and     distribution and
                         shareholder          shareholder          shareholder
                         servicing fees of    servicing fees of    servicing fees of
                         up to .25% of        up to 1.00% of       up to 1.00% of
                         Fund's total         Fund's total         Fund's total
                         assets applicable    assets applicable    assets applicable
                         to Class A shares.   to Class B shares.   to Class C shares.

-------------------------------------------------------------------------------------
 Fund Expenses           Lower annual         Higher annual        Higher annual
                         expenses than        expenses than        expenses than
                         Class B and Class    Class A shares.      Class A shares.
                         C shares.

-------------------------------------------------------------------------------------



 In addition to offering Class A, Class B, and Class C shares, the Funds also offer Class Y shares, which are described in a separate prospectus and are available for purchase only by certain investors. To obtain the prospectus that describes each Fund's Class Y shares, contact the Funds or the Distributor as listed on the back cover of this prospectus.

 Calculation of Sales Charges

 Class A Shares

 Class A shares of each Fund are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

SHAREHOLDER INFORMATION


 Distribution Arrangements/Sales Charges
 continued

 The current sales charge rates for Class A shares of each Fund are as follows:


                                        SALES CHARGE       SALES CHARGE
           YOUR                           AS A % OF         AS A % OF         DEALER
        INVESTMENT                     OFFERING PRICE    YOUR INVESTMENT    CONCESSION
 Less than $50,000                          5.75%             6.10%            5.00%

--------------------------------------------------------------------------------------
 $50,000 but less than $100,000             5.00%             5.26%            4.25%

--------------------------------------------------------------------------------------
 $100,000 but less than $250,000            4.00%             4.17%            3.25%

--------------------------------------------------------------------------------------
 $250,000 but less than $500,000            3.00%             3.09%            2.50%

--------------------------------------------------------------------------------------
 $500,000 but less than $750,000            2.50%             2.56%            2.25%

--------------------------------------------------------------------------------------
 $750,000 but less than $1,000,000          2.00%             2.04%            1.75%

--------------------------------------------------------------------------------------
 $1,000,000 and above*                      0.00%             0.00%            0.00%



 * In the case of accounts with an aggregate value of $1 million or more, where no sales charge applies, a deferred sales charge of 1.00% may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

 Class B Shares

 Class B shares are sold at NAV, without any upfront sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B shares before the 6th anniversary of their purchase, you will have to pay a contingent deferred sales charge ("CDSC") at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions. Orders for the purchase of Class B shares in single amounts in excess of $75,000 will generally not be accepted. In addition, total purchases of Class B shares in the aggregate in excess of $150,000 will generally not be allowed. Orders for purchases of Class B shares in excess of either of the above amounts may be declined.

 CONTINGENT DEFERRED SALES CHARGE


       YEARS SINCE PURCHASE                   CDSC
                1                             5.00%
------------------------------------------------------------
                2                             4.00%
------------------------------------------------------------
                3                             3.00%
------------------------------------------------------------
                4                             3.00%
------------------------------------------------------------
                5                             2.00%
------------------------------------------------------------
                6                             1.00%
------------------------------------------------------------
                7                             0.00%

SHAREHOLDER INFORMATION


 Distribution Arrangements/Sales Charges
 continued

 If you sell some but not all of your Class B shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically, shares held for the longest time).

 CONVERSION FEATURE -- CLASS B SHARES

    - Class B shares automatically convert to Class A shares of a Fund after 8 years on the 3rd business day of the month in which they were originally purchased.

    - After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares, which will increase your investment return compared to the Class B shares.

    - You will not pay any sales charge or fees when your shares convert, nor will the transaction give rise to any taxable event.

 Class C Shares

 Class C shares are sold at NAV, with no sales charge. Therefore, the entire amount of your purchase price is invested in Class C shares. A CDSC of 1.00% is applied to redemptions of Class C shares within one year of the date of purchase. Class C shares have no conversion feature.

 Sales Charge Reductions -- Class A Shares

 Reduced sales charges on purchases of Class A shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

SHAREHOLDER INFORMATION


 Sales Charge Reductions -- Class A Shares continued

    - LETTER OF INTENT. You may reduce your Class A sales charge by establishing a Letter of Intent. Your Letter of Intent must be in writing and signed by all shareholders of record. For your convenience, the Funds have included a Letter of Intent option on the new account form and a Letter of Intent set up form is also located on our website. Please visit www.kig.com for a complete list of on-line account forms. The Letter of Intent allows you to combine all Fund purchases (excluding Class A Shares of the money market fund, First American Prime Obligations Fund) that you intend to make over a 13-month period; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. The minimum initial investment as detailed on page 63 must be included with your Letter of Intent. If stated in the Letter of Intent, purchases made during the previous 90 days can be taken into consideration towards fulfillment of the Letter of Intent. No sales charge adjustment will be made to purchases within the prior 90 days. The reduced sales charge will only apply to new purchases. Shares equal to 5.75% of the Letter of Intent purchase amount will be held in escrow during the 13-month period. If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the Letter of Intent not been in effect. This amount will be obtained from the redemption of the escrow shares. Any remaining escrow shares will be released to you.

    - RIGHTS OF ACCUMULATION. You may combine your new purchase with the value of shares currently owned for the purpose of qualifying for reduced sales charge rates that apply to larger purchases. You may also include any shares, which were exchanged into the First American Prime Obligations Fund (see Exchanging Your Shares on page 78) to the extent that those exchanges were previously subject to a sales charge. The applicable sales charge for the new purchase is based on the total of your current purchase and the value, calculated at net asset value, of all other shares you own.

    - COMBINATION PRIVILEGE. You will be required to instruct the Funds in writing to combine accounts of multiple Kensington Funds (all classes) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

SHAREHOLDER INFORMATION


 Sales Charge Waivers -- Class A Shares

 Class A Shares of the Funds may be sold with a reduced or eliminated sales charge:

    - to registered representatives or employees (and their immediate families) of authorized dealers, or to any trust, pension, profit-sharing or other benefit plan for only such persons;

    - to banks or trust companies or their affiliates when the bank, trust company, or affiliate is authorized to make investment decisions on behalf of a client;

    - to investment advisers, financial planners, and (with prior approval of the Adviser) retirement plan administrators and wrap fee program sponsors who place trades for their own accounts or the accounts of their clients and who charge a management consulting or other fee for their services;

    - to clients of such investment advisers, financial planners and (with prior approval of the Adviser) retirement plan administrators and wrap fee program sponsors who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner, retirement plan administrator or wrap fee program sponsor on the books and records of the broker, agent, investment adviser or financial institution;

    - to current officers, directors and employees (and their immediate families) of the Funds, the Adviser, employees (and their immediate families) of certain firms providing services to the Funds (such as the custodian and transfer agent), and to any trust, pension, profit-sharing or other benefit plan for only such persons; and

    - to investors who purchase shares of a Fund through a retirement related payroll deduction plan, a 401(k) plan, a 403(b) plan, or a similar plan which by its terms permits purchases of shares.

 The Funds may also issue shares with reduced or eliminated sales charges in connection with the acquisition of, or merger or consolidation with, another investment company. The sales of shares at reduced or eliminated sales loads as described above is made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the shares will not be resold except through redemption. Such notice must be given to the transfer agent or to the Adviser at the time of purchase on the new account application or through a letter of instruction and a waiver will be granted subject to confirmation of the investor's situation.

SHAREHOLDER INFORMATION


 CDSC Waivers -- Class B and Class C Shares

 The CDSC applicable to redemptions of Class B and Class C Shares will be waived under certain circumstances, including the following:

    - Distributions from retirement plans if the distributions are made following the death or disability of shareholders or plan participants.

      The CDSC waiver following the death of a shareholder or plan participant will only apply if one of the following distribution methods are met:

         (i). The lump sum distribution of assets by the re-registration of the decedent's assets into a Beneficiary IRA account;

         (ii). Regularly scheduled distributions of the decedent's assets based on life expectancy taken within a Beneficiary IRA account; or

         (iii). Payments taken within a Beneficiary IRA account over a 5 year period.

    - Redemptions from accounts other than retirement accounts following the death or post-purchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities).
    - Returns of excess contributions to retirement plans.
    - Distributions of up to 12% of the annual account value under a Systematic Withdrawal Plan.
    - If the redemption represents the minimum required distribution from a retirement plan.

 Exchanging Your Shares

 You can exchange your shares in one Fund for shares of the same class of another Kensington mutual fund, usually without incurring a CDSC or paying additional sales charges (see "Notes" below).

 You may also exchange shares of the same class of a money market fund (only available for Class A Shares) called the First American Prime Obligations Fund (the "First American Fund"). This Exchange Privilege is a convenient way for you to buy shares in a money market fund in order to respond to changes in your goals or market conditions. If you purchased your Kensington Class A shares at NAV because the aggregate value of your account(s) was $1 million or more, any applicable CDSC will be assessed prior to an exchange into the First American Fund. In addition to any CDSC, any 75-Day Redemption Fee that may be applicable will also be assessed at the time of redemption prior to exchange into the First American Fund. Shares of the First American Fund are not offered by this prospectus. Before exchanging into the First American Fund, you should read its prospectus. To obtain the First American Fund's prospectus and necessary exchange authorization forms, call 1-877-833-7114.

SHAREHOLDER INFORMATION


 Please note that when exchanging from the Kensington Funds to the First American Fund, you will begin accruing income the day following the exchange. When exchanging less than all of the balance from the First American Fund to your Fund, your exchange proceeds will exclude accrued and unpaid income from the First American Fund through the date of the exchange. An exchange is considered to be a sale of shares for Federal income tax purposes on which you may realize a taxable gain or loss. This exchange privilege does not constitute an offering or recommendation on part of the Funds or the Adviser of an investment in the First American Fund. The Funds reserve the right to limit exchanges into the First American Fund to no more than four exchanges in any 12-month period.

 You must meet the minimum investment requirements for the Fund into which you are exchanging, unless waived by the Fund. Exchanges from one Fund to another may be taxable. In addition, in certain limited circumstances, you may qualify to exchange your shares for shares of another share class in the same Fund, provided that you are determined to be eligible for this type of exchange privilege. Please call 1-877-833-7114 for further information.

 Instructions for Exchanging Shares

 Exchanges may be made by sending a written request or by calling 1-877-833-7114. Please provide the following information:
 - Your name.
 - The exact name on your account and account number.
 - Taxpayer identification number (usually your Social Security number).
 - Dollar value or number of shares to be exchanged.
 - The name of the Fund from which the exchange is to be made.
 - The name of the Fund into which the exchange is to being made.

 See "Selling your Shares" for important information about telephone transactions.

 TO MINIMIZE POTENTIAL HARM TO THE FUNDS AND THEIR SHAREHOLDERS, WE RESERVE THE RIGHT TO REJECT, IN OUR SOLE DISCRETION, ANY PURCHASE ORDER (INCLUDING AN EXCHANGE FROM ANOTHER FUND) FROM ANY INVESTOR WE BELIEVE HAS A HISTORY OF ABUSIVE TRADING OR WHOSE TRADING, IN OUR JUDGMENT, HAS BEEN OR MAY BE DISRUPTIVE TO A FUND. IN MAKING THIS JUDGMENT, WE MAY CONSIDER TRADING DONE IN MULTIPLE ACCOUNTS UNDER COMMON OWNERSHIP OR CONTROL.

 Notes on Exchanges

 The registration and tax identification numbers of the accounts must be identical.

 The Exchange Privilege may be changed or eliminated at any time upon a 60-day notice to shareholders.

SHAREHOLDER INFORMATION


 Be sure to read carefully the Prospectus information regarding the Fund into which you wish to exchange shares.

 Reinstatement Privilege

 If you have sold Shares of a Kensington Fund, you may request a one-time option to reinstate the Shares previously sold within a 120 calendar day period. The reinstated shares must be registered exactly and be of the same class of shares previously redeemed. The Fund's minimum initial investment must be met at the time of reinstatement. You must provide a written reinstatement request and payment within 120 calendar days of the date your instructions to sell were processed. Your investment will be reinstated at the next net asset value per share determined after the request is received.

 To the extent that any applicable sales charges were paid on the original shares being reinstated, these reinstated shares will not be subject to any new sales charges. Any CDSC previously paid on these reinstated shares will not be refunded. However, the original value of shares being reinstated will not be subject to any new CDSC to the extent that any were previously paid.

 Any shares being reinstated will, however, be subject to the 75-day redemption fee from the day the shares are reinstated.

 Distribution and Service (12b-1) Fees

 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of a Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from the assets attributable to each Class of shares at the rates applicable to the particular class, on an ongoing basis, and will increase the cost of your investment.

 The Distributor may use the 12b-1 fees paid by each class to pay for distribution-related expenses. Amounts up to .25% out of the 12b-1 fee payable by each class of shares may be used for shareholder servicing fees. The total of distribution and shareholder service payments by a particular class may not exceed the 12b-1 fee limit for that class. The 12b-1 fee is calculated based on average daily net assets.

 Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and service fees.

SHAREHOLDER INFORMATION


 Administrative Services Plan

 The Funds have adopted an Administrative Services Plan pursuant to which each Fund (or Class of shares thereof) is authorized to make payments to certain entities which may include banks, broker-dealers and other types of service providers for providing administrative services with respect to shares of the Funds attributable to or held in the name of the service provider for its clients or customers with whom they have a servicing relationship. Under the terms of the Administrative Services Plan, each Fund (or Class of shares thereof) is authorized to make payments up to a maximum rate of .25% of the average daily net assets of the Fund attributable to or held in the name of the service provider for providing the types of applicable administrative services covered under the terms of the Plan.

 Individual Retirement Account ("IRA")

 An IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement programs. IRA contributions may be tax-deductible and earnings are tax-deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

 All IRA distribution requests must be made in writing to US Bancorp Fund Services. Shareholders must indicate on their IRA distribution request whether or not to withhold Federal income tax. IRA distribution requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding. Any additional deposits to an IRA must distinguish the type and year of the contribution.

 For more information on an IRA call the Funds at 1-877-833-7114. Shareholders are advised to consult a tax adviser regarding IRA contribution and withdrawal requirements and restrictions.


 Dividends, Distributions and Taxes

 Any income a Fund receives, less expenses, is paid out in the form of dividends to its shareholders. Income dividends for the Real Estate Securities Fund, the Select Income Fund and the Strategic Realty Fund are usually paid quarterly. Income dividends for the International Real Estate Fund, the Global Real Estate Fund and the Global Infrastructure Fund are usually paid semi-annually. Capital gains, if any, for the Funds are distributed at least annually.

 You are generally taxed on amounts you receive whether you receive them in cash or in additional shares.

SHAREHOLDER INFORMATION


 Dividends are taxable as ordinary income or long-term capital gains. If a Fund designates a distribution as a long-term capital gain, it will be taxable to you at your long-term capital gains rate, regardless of how long you have owned your Fund shares.

 Dividends are taxable in the year they are paid or credited to your account. However, dividends declared in October, November or December to shareholders of record in such a month and paid by January 31st are taxable on December 31st of the year they are declared.

 Currently effective tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. In addition, dividends issued by REITs are generally not eligible for these rate reductions on qualified dividend income. The following are guidelines for how certain distributions by the Funds are generally taxed to individual taxpayers: (i) distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%; (ii) distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends; (iii) a shareholder will also have to satisfy a greater than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate; and (iv) distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

 You will be notified in January each year about the federal tax status of distributions made by the Funds. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

 There may be tax consequences to you if you sell, exchange or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares.

 Foreign shareholders may be subject to special withholding requirements. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

 Each Fund is required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules or shareholders that are subject to back-up withholding. To avoid withholding, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

 [ICON]  FUND MANAGEMENT



 The Investment Adviser

 Kensington Investment Group, Inc. ("Kensington") is an SEC-registered investment adviser specializing in global securities investment management focused on real estate, infrastructure and senior securities.

 Founded in 1993 by principals who have worked together managing portfolios since the mid-1980s, Kensington applies a fundamental, value-driven investment methodology to industries that generate stable, growing income streams and offer the opportunity for long term growth.

 As of April 30, 2008, Kensington provided discretionary investment management services for assets of approximately $1.3 billion through mutual funds, separate accounts and private limited partnerships.

 Kensington is located at 4 Orinda Way, Suite 200C, Orinda, CA 94563.

 Kensington makes the day-to-day investment decisions for the Funds. In addition, Kensington continuously reviews, supervises and administers each Fund's investment programs. For these advisory services, the Adviser receives investment advisory fees from each of the Funds.

 Information regarding the factors considered by the Board of Trustees of the Funds in connection with their approval of the Investment Advisory Agreements with respect to each of the Funds is provided in the Funds' Annual Report to Shareholders.

 Investment Advisory Fee for the Select Income Fund, the Real Estate Securities Fund, the International Real Estate Fund, the Global Real Estate Fund and the Global Infrastructure Fund

 The Adviser receives a fee from the Select Income Fund at a rate equal on an annual basis to 1.00% of the Fund's average daily net assets. For the fiscal year ended December 31, 2007, the advisory fee payable to Kensington from the Select Income Fund was 1.00%. The Adviser receives a fee from the Real Estate Securities Fund at a rate equal on an annual basis to 0.85% of the Fund's average daily net assets. For the fiscal year ended December 31, 2007, the advisory fee payable to Kensington from the Real Estate Securities Fund was 0.85%. The Adviser receives a fee from the International Real Estate Fund at a rate equal on an annual basis to 1.00% of the Fund's average daily net assets. For the fiscal year ended December 31, 2007, the advisory fee payable to Kensington from the International Real Estate Fund was 1.00%. The Adviser receives a fee from the Global Real Estate Fund at a rate equal on an annual basis to 1.00% of the Fund's average daily net assets. For the fiscal year ended December 31, 2007, the advisory fee payable to Kensington from the Global Real Estate Fund was 1.00%. The Adviser receives a fee from the Global Infrastructure Fund at a rate equal on an annual basis to 0.90% of the Fund's average daily net assets.

FUND MANAGEMENT


 The Investment Adviser
 continued

 Investment Advisory Fee for the Strategic Realty Fund

 The Fund pays the Adviser a monthly advisory fee with two components, a base component and a performance-based component, so that if the Fund's performance is greater than that of the Fund's benchmark index, the FTSE NAREIT Composite Index, the Adviser earns more, and if it is less than that of the index, the Adviser earns less. The first component of the Fund's advisory fee is a "base fee," paid monthly, equal to a monthly rate based on an annual percentage rate of 1.50% of daily net assets averaged over the most recent month. The second component is a performance adjustment that either increases or decreases the base fee, depending on how the Fund performed (calculated on Class A shares) relative to its benchmark over a rolling 12-month period (the performance period). The performance adjustment is calculated on the Fund's daily net assets averaged over the performance period. The total advisory fee is accrued daily and paid monthly and is prorated in any month for which this arrangement is not in effect for the entire month.

 When the Fund's investment performance matches the investment record of the benchmark over the performance period, the Adviser receives only the base fee. On average, each month, if the Fund's performance exceeds the investment record of the benchmark over the performance period, the performance adjustment will amount to 1/12th of 15% of the difference between the performance of the Fund and the investment record of the benchmark (rounded to the third decimal place) applied to the Fund's daily net assets averaged over the performance period. The performance adjustment reaches a maximum positive average monthly adjustment of 1/12th of 1.00% of the Fund's daily net assets averaged over the performance period if the Fund outperforms the investment record of the benchmark by 6.667 percentage points or more over the performance period. The Fund would then pay the maximum fee, that would correspond to a monthly management fee of 1/12th of 2.50% of average daily net assets if the Fund's average daily net assets remain constant over the performance period. (As the base fee and the performance adjustment are accrued daily (and not monthly), actual rates vary monthly based upon the number of days in a particular month, but, on a monthly basis, are equal, on average, to 1/12th of an annual rate.)

FUND MANAGEMENT


 The Investment Adviser
 continued

 Similarly, on average each month, if the investment performance of the Fund trails the investment record of the benchmark over the performance period, the negative performance adjustment will amount to 1/12th of 15% of the difference between the performance of the Fund and the investment record of the benchmark (rounded to the third decimal place) applied to the Fund's daily net assets averaged over the performance period. The performance adjustment reaches a maximum negative average monthly adjustment of 1/12th of 1.00% of the Fund's daily net assets averaged over the performance period if the Fund underperforms the investment record of the benchmark by 6.667 percentage points or more over the performance period. The Fund would then pay the minimum fee, that would correspond to a monthly management fee of 1/12th of 0.50% of average daily net assets if the Fund's average daily net assets remain constant over the performance period.

FUND MANAGEMENT


 The Investment Adviser
 continued

 The table below includes examples showing the total management fees, expressed as a percentage of the Fund's annual average daily net assets, that would be paid by the fund at different levels of fund investment performance against the investment record of the FTSE NAREIT Composite Index. As previously explained, the base fee is calculated on the basis of the Fund's net assets averaged over the most recent month, and the adjustment to the base fee (also called "performance adjustment") is calculated on the Fund's net assets averaged over the rolling performance period. By virtue of using a "rolling" performance period and calculating the base fee and the performance adjustments on different asset bases, the actual advisory fees paid by the Fund to the Adviser generally will differ from the maximum or minimum annual fee rates shown below. The actual management fees paid by the Fund may be higher or lower depending on whether the net assets of the Fund increase or decrease. (For illustration purposes, the table assumes that the average daily net assets of the Fund remain constant over the performance period.)


  PERCENTAGE POINT DIFFERENCE
    BETWEEN FUND INVESTMENT
   PERFORMANCE AND BENCHMARK     ADJUSTMENT TO BASE FEE     TOTAL MANAGEMENT FEE
      INVESTMENT RECORD*        (ON AN ANNUALIZED BASIS)        (ANNUALIZED)
         +6.667 and up                   +1.00%                     2.50%
              +6                          +.90%                     2.40%
              +5                          +.75%                     2.25%
              +4                          +.60%                     2.10%
              +3                          +.45%                     1.95%
              +2                          +.30%                     1.80%
              +1                          +.15%                     1.65%
               0                            0              1.50% (i.e., Base Fee)
              -1                          -.15%                     1.35%
              -2                          -.30%                     1.20%
              -3                          -.45%                     1.05%
              -4                          -.60%                     .90%
              -5                          -.75%                     .75%
              -6                          -.90%                     .60%
        -6.667 and down                  -1.00%                     0.50%



 * Measured over the performance period, which is a rolling 12-month period ending with the most recent calendar month (i.e., the current month for which the fee is being calculated). Additional information about how the performance of the Fund and the benchmark index are calculated is available in the Fund's Statement of Additional Information.

FUND MANAGEMENT


 The Investment Adviser
 continued

 Since the adjustment to the base fee is based on the comparative performance of the Fund against the benchmark, the controlling factor is not whether the performance of the Fund is up or down, but whether it exceeds or lags the record of the benchmark index. Accordingly, it is possible that the Fund pay the maximum advisory fee even though the Fund had overall negative investment performance during the performance period if the Fund's performance significantly exceeds the performance of the benchmark. In addition, the relative performance of the Fund against the benchmark is measured only for the relevant performance period, and does not take into account performance over longer or shorter periods of time.

 The management fee is prorated for any month for which the advisory arrangement is not in effect for the entire month.

 For the fiscal year ended December 31, 2007, the advisory fee payable to Kensington from the Strategic Realty Fund was 1.05%.

FUND MANAGEMENT


 The Investment Committee

 The Kensington Investment Committee leads the firm's investment strategy and is responsible for formulating and ensuring compliance with each Fund's risk management policies and investment guidelines. Investment Committee members are John Kramer, Paul Gray, Joel Beam, Michael McGowan and Aaron Visse, whose backgrounds are described below.

JOHN P. KRAMER,     Mr. Kramer is involved in all aspects of
PRESIDENT AND CO-   the organization, including research,
CHIEF               portfolio oversight and product
INVESTMENT          development. As Co-Chief Investment
OFFICER             Officer, he is responsible for directing
                    the firm's research and investment
                    management strategy and process together
                    with Paul Gray. Mr. Kramer was previously
                    Executive Vice President at Liquidity Fund
                    Investment Corporation where he was
                    responsible for directing the research,
                    marketing and trading activities of the
                    firm. Prior to joining Liquidity Fund in
                    1985, Mr. Kramer was an associate with
                    former Federal Reserve Chairman Alan
                    Greenspan's economic consulting firm,
                    Townsend-Greenspan & Co. in New York City,
                    and an account executive at Sutro & Co.,
                    Inc. and Prudential-Bache Securities in
                    San Francisco. He graduated summa cum
                    laude from the State University of New
                    York, Oneonta in 1980 with a Bachelor of
                    Arts in Economics. Mr. Kramer received his
                    Masters Degree with honors in Business
                    Administration from the University of
                    California at Berkeley in 1986, where he
                    received special recognition for his work
                    in real estate finance.




PAUL GRAY,          Mr. Gray, as Co-Chief Investment Officer,
PORTFOLIO MANAGER   directs the firm's research and investment
AND                 management strategy process together with
CO-CHIEF            John Kramer. Mr. Gray has been involved in
INVESTMENT          the portfolio management of real estate
OFFICER             securities since 1988. Mr. Gray was
                    previously a partner and founder of Golden
                    State Financial Services, a mortgage
                    brokerage company. Prior to founding
                    Golden State Financial Services, Mr. Gray
                    worked for Liquidity Fund Investment
                    Corporation as the Director of Research
                    for the National Real Estate Index where
                    he was instrumental in designing the
                    methodology and systems used to track real
                    estate values throughout the United
                    States. Mr. Gray received a Bachelor of
                    Science in Finance and Real Estate in 1988
                    from the Business School at the University
                    of California at Berkeley.

FUND MANAGEMENT


 The Investment Committee
 continued


JOEL BEAM,          Mr. Beam is a portfolio manager
EXECUTIVE VICE      responsible for securities investment
PRESIDENT           decisions on behalf of Kensington's
AND PORTFOLIO       income-oriented portfolios. He joined
MANAGER             Kensington in 1995 as a Senior Analyst and
                    began managing portfolios in 1997. He was
                    previously employed by Liquidity Financial
                    Advisors, Inc. where he was responsible
                    for valuation and pricing of real estate
                    limited partnership and institutional
                    commingled investment fund securities, as
                    well as their underlying properties. Mr.
                    Beam received his Bachelor of Arts with
                    honors in 1994 from the University of
                    California at Berkeley.




MICHAEL MCGOWAN,    Mr. McGowan is responsible for securities
PORTFOLIO MANAGER   investment decisions on behalf of
                    Kensington's real estate portfolios. Mr.
                    McGowan joined Kensington in 2005 as a
                    Senior Analyst and began managing
                    portfolios in 2007.  Prior to joining
                    Kensington, he was employed at RREEF as a
                    Director of Economic and Market Research
                    where he specialized in industrial and
                    office property markets.  Prior to joining
                    RREEF in 1995, Mr. McGowan was Vice
                    President and co-founder of The Valuations
                    Group where he performed valuations on
                    real estate limited partnerships.  Mr.
                    McGowan began his career at Liquidity Fund
                    Investment Corporation and MacKenzie
                    Patterson.  At both firms, he was involved
                    in the syndication of real properties and
                    the analysis and the reorganization of
                    real estate securities. Mr. McGowan
                    received a Bachelor of Arts degree in
                    Economics from the University of
                    California, Berkeley in 1987.

FUND MANAGEMENT
 The Investment Committee
 continued

AARON VISSE, CFA    Mr. Visse is responsible for securities
PORTFOLIO MANAGER   investment decisions on behalf of
                    Kensington's infrastructure portfolios.  He
                    joined Kensington in 2002 as an Analyst and
                    began managing portfolios in 2007.  Mr.
                    Visse oversees research efforts focused on
                    global infrastructure companies and
                    participates in global real estate
                    securities analysis.  Prior to joining
                    Kensington, he was a Senior Research
                    Analyst at Linsco/Private Ledger (LPL)
                    Financial Services, where he followed REITs
                    and financial services companies. Mr. Visse
                    received a Bachelor of Science, Business
                    Administration from the University of
                    Colorado, Boulder, in 1994 and a Master of
                    Science, Business Administration from San
                    Diego State University in 1999.  He is a
                    Chartered Financial Analyst and a member of
                    the CFA Institute and the CFA Society of
                    San Francisco.



 Portfolio Management
 Kensington uses a team approach in managing fund assets. The Portfolio Managers are responsible for the implementation of each Fund's strategy and for meeting each Fund's investment objectives. A team of analysts support stock and sector weighting decisions for their respective segments. Oversight of each Fund's investment policies and restrictions is provided by the Investment Committee. The following individuals serve as Portfolio Managers and/or Co-Portfolio Managers for the Funds:

 Michael McGowan serves as Portfolio Manager for the Kensington Real Estate Securities Fund and is responsible for the day-to-day management of its portfolio.

 Joel Beam serves as Portfolio Manager for the Kensington Select Income Fund and is responsible for the day-to-day management of its portfolio.

 Paul Gray and Michael McGowan serve as co-Portfolio Managers for the Kensington Strategic Realty Fund, the Kensington International Real Estate Fund and the Kensington Global Real Estate Fund and are responsible for the day-to-day management of each Fund's portfolio.

 Aaron Visse serves as Portfolio Manager for the Kensington Global Infrastructure Fund and is responsible for the day-to-day management of its portfolio.

FUND MANAGEMENT


 Portfolio Management
 continued

 Additional information about the Portfolio Managers' compensation arrangements, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities of the Funds is available in the Funds' Statement of Additional Information.

 The Distributor and Administrator

 Quasar Distributors, LLC is the Funds' distributor and US Bancorp Fund Services, LLC is the Funds' administrator. Their address is 615 East Michigan Street, Milwaukee, WI 53202.

 The Distributor and the Adviser, at their expense, may provide compensation to dealers in connection with sales of Shares of the Funds. In addition to commissions paid to financial intermediaries at the time of sale and Rule 12b-1 Distribution and Service Fees, some or all of which may be paid to financial intermediaries (and, in turn, to your financial adviser), the Adviser, at its expense, currently provides additional payments to firms that sell shares of the Funds. These additional payments may reimburse directly or indirectly the costs incurred by these firms and their employees in connection with educational seminars and training efforts about the Funds for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment and meals. The Adviser is eligible to receive from the Distributor remuneration in connection with certain types of the activities undertaken by the Adviser with respect to selling and marketing efforts engaged in by the Adviser.

 A number of factors are considered in determining the additional payments, including each firm's sales, assets and redemption rate of the Funds. Other factors include the willingness and ability of the firm to give the Adviser access to its financial advisers for educational purposes. In some cases, firms will include the Funds on a "preferred list." The Adviser's goal is to make financial advisers more knowledgeable about the Funds so that they can provide suitable information and advice about the Funds and related investor services to prospective shareholders.

 The Funds and the Adviser also make payments for recordkeeping and other administrative services to financial intermediaries that sell the Funds. Any of these expenses that are paid by the Fund are included in "Other Expenses" under each Fund's "Risk /Return Summary and Fund Expenses." Any payments for recordkeeping and other administrative services are made pursuant to the Fund's Administrative Service Plan as described herein.

 Please be aware that the Funds may use brokers who sell shares of the Funds to effect portfolio transactions. The Funds do not consider the sale of Fund shares as a factor when selecting brokers to effect portfolio transactions. The Funds have adopted procedures which address these matters.

FUND MANAGEMENT
 The Distributor and Administrator
 continued

 You should note that if one mutual fund sponsor makes greater distribution assistance payments than another, your financial adviser and his or her firm may have an incentive to recommend one fund complex over another. Similarly, if your financial adviser or his or her firm receives more distribution assistance for one share class versus another, then they may have incentive to recommend that class.

 The Statement of Additional Information has more detailed information about the Funds' service providers.

 CAPITAL STRUCTURE. The Kensington Funds was organized as a Delaware statutory trust on January 10, 2003 and overall responsibility for the management of the Funds is vested in the Board of Trustees. Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held and will vote in the aggregate and not by series or class except as otherwise expressly required by law. Each of the Funds (other than the Kensington International Real Estate Fund, the Kensington Global Real Estate Fund and the Kensington Global Infrastructure Fund) is a successor in interest to certain funds having the same name, investment objective and investment policies that were previously included as series of another investment company, The Coventry Group (the "Predecessor Funds"). On March 14, 2003, the shareholders of each of the Predecessor Funds approved the reorganization of the Predecessor Funds with and into the Funds and effective April 1, 2003, the assets and liabilities of the Predecessor Funds were transferred to the Funds in exchange for shares of the Funds. Unless otherwise noted, information contained herein regarding fees and expenses of the Funds prior to April 1, 2003, relates to that of the Predecessor Funds. In addition to the classes of shares described in this prospectus, the Funds also offer an additional class of shares which are offered through a separate prospectus.

 Disclosure of Fund Portfolio Holdings

 A complete list of each Fund's portfolio holdings is publicly available on a quarterly basis through applicable filings on Forms N-CSR and N-Q made with the SEC. Additional information is also available on the Funds' website at www.kig.com. A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is provided in the SAI.

 [ICON]  FINANCIAL HIGHLIGHTS
 The financial highlights tables on the following pages are intended to help you understand each Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information presented below has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with each Fund's financial statements, are included in the annual report of the Funds, which is available upon request.

                         KENSINGTON STRATEGIC REALTY FUND

                                                             CLASS A
                         -------------------------------------------------------------------------------
                            FOR THE       FOR THE       FOR THE       FOR THE       FOR THE     FOR THE
                             YEAR          YEAR          YEAR          YEAR         PERIOD        YEAR
                             ENDED         ENDED         ENDED         ENDED         ENDED       ENDED
                         DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  MARCH 31,
                             2007          2006          2005          2004         2003(1)       2003
NET ASSET VALUE,
  BEGINNING OF PERIOD      $  54.22      $  46.47      $  51.06      $  45.34      $  37.32     $  41.27

--------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
  Net investment income        1.63(d)       1.38(d)       1.44(d)       2.21(d)       1.51         2.17
  Net realized and
     unrealized gains
     (losses) from
     investments,
     options and
     securities sold
     short                  (12.98)         12.27          0.98          9.73          9.88       (2.12)
----------------------------------------------------
     Total from
       Investment
       Activities           (11.35)         13.66          2.42         11.94         11.39         0.05
----------------------------------------------------
DISTRIBUTIONS:
  Net investment income      (1.87)        (2.18)        (2.16)        (2.39)        (1.90)       (2.51)
  Net realized gains         (6.12)        (3.73)        (4.84)        (3.83)        (1.47)       (1.49)
  Return of capital              --            --        (0.07)            --            --           --
--------------------------------------------------------------------------------------------------------
     Total
       Distributions         (7.99)        (5.91)        (7.07)        (6.22)        (3.37)       (4.00)
--------------------------------------------------------------------------------------------------------
  Redemption Fees                  (e)           (e)           (e)         --            --           --
----------------------------------------------------
  Repayment of Advisory
     Fees                       n/a           n/a          0.06           n/a           n/a          n/a
----------------------------------------------------
Net Asset Value, End of
  Period                   $  34.88      $  54.22      $  46.47      $  51.06      $  45.34     $  37.32
----------------------------------------------------
     Total Return
       (excludes sales
       charge)              (21.81)%        30.16%         4.76%(f)     27.63%        31.15%(a)     0.13%
RATIOS/SUPPLEMENTARY
  DATA:
Net Assets, End of
  Period (000's)           $208,147      $473,172      $392,881      $401,565      $267,657     $170,383
Ratio of expenses to
  average net assets
  (excluding dividend
  and interest expense)        1.55%         1.40%         1.96%         1.27%         1.77%(b)     2.44%
Ratio of expenses to
  average net assets
  (including dividend
  and interest expense)        3.06%         3.07%         3.62%         2.49%         2.94%(b)     4.07%
Ratio of net investment
  income to average net
  assets                       3.14%         2.66%         2.87%         4.75%         4.63%(b)     5.41%
Portfolio Turnover(c)        222.21%       151.51%       206.15%       173.21%        87.07%      213.45%


  (1) The Fund changed its fiscal year end to December 31 following the completion of its March 31, 2003 fiscal year.
 (a) Not annualized.
 (b) Annualized.
 (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
 (d) Computed using the average share method.
 (e) Less than $0.01 per share.
 (f) In 2005, the return excludes a reimbursement by the adviser for an advisory fee correction. Including such item, the total return would have been increased by 0.13%.

 [ICON]  FINANCIAL HIGHLIGHTS




                         KENSINGTON STRATEGIC REALTY FUND

                                                               CLASS B
                      -----------------------------------------------------------------------------------------
                         FOR THE         FOR THE         FOR THE         FOR THE         FOR THE       FOR THE
                          YEAR            YEAR            YEAR            YEAR           PERIOD          YEAR
                          ENDED           ENDED           ENDED           ENDED           ENDED         ENDED
                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    MARCH 31,
                          2007            2006            2005            2004           2003(1)         2003
NET ASSET VALUE,
  BEGINNING OF
  PERIOD                 $ 53.60         $ 46.00         $ 50.63         $ 45.02         $ 37.09       $ 41.06

----------------------------------------------------
INVESTMENT
  ACTIVITIES:
  Net investment
     income                 1.22(d)         0.98(d)        1.04(d)         1.83(d)          1.27          1.82
  Net realized and
     unrealized
     gains (losses)
     from
     investments,
     options and
     securities sold
     short                (12.79)          12.14            0.97            9.66            9.80         (2.06)
----------------------------------------------------
     Total from
       Investment
       Activities         (11.57)          13.12            2.01           11.49           11.07         (0.24)
----------------------------------------------------
DISTRIBUTIONS:
  Net investment
     income                (1.49)          (1.79)          (1.79)          (2.05)          (1.67)        (2.24)
  Net realized gains       (6.12)          (3.73)          (4.84)          (3.83)          (1.47)        (1.49)
  Return of capital           --              --           (0.07)             --              --            --
----------------------------------------------------
     Total
       Distributions       (7.61)          (5.52)          (6.70)          (5.88)          (3.14)        (3.73)
----------------------------------------------------
  Redemption Fees               (e)             (e)             (e)           --              --            --
----------------------------------------------------
  Repayment of
     Advisory Fees           n/a             n/a            0.06             n/a             n/a           n/a
----------------------------------------------------
Net Asset Value,
  End of Period          $ 34.42         $ 53.60         $ 46.00         $ 50.63         $ 45.02       $ 37.09
----------------------------------------------------
     Total Return
       (excludes
       sales charge)      (22.38)%         29.18%           3.96%(f)       26.67%          30.40%(a)     (0.60%)
RATIOS/SUPPLEMENTARY
  DATA:
Net Assets, End of
  Period (000's)         $37,461         $67,851         $57,629         $59,943         $45,340       $28,926
Ratio of expenses to
  average net assets
  (excluding
  dividend and
  interest expense)         2.29%           2.15%           2.71%           2.02%           2.52%(b)      3.19%
Ratio of expenses to
  average net assets
  (including
  dividend and
  interest expense)         3.81%           3.82%           4.37%           3.24%           3.69%(b)      4.85%
Ratio of net
  investment income
  to average net
  assets                    2.39%           1.91%           2.10%           4.00%           3.87%(b)      4.63%
Portfolio
  Turnover(c)             222.21%         151.51%         206.15%         173.21%          87.07%       213.45%


  (1) The Fund changed its fiscal year end to December 31 following the completion of its March 31, 2003 fiscal year.
 (a) Not annualized.
 (b) Annualized.
 (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
 (d) Computed using the average share method.
 (e) Less than $0.01 per share.
 (f) In 2005, the return excludes a reimbursement by the adviser for an advisory fee correction. Including such item, the total return would have been increased by 0.13%.

 [ICON]  FINANCIAL HIGHLIGHTS




                         KENSINGTON STRATEGIC REALTY FUND

                                                            CLASS C
                       --------------------------------------------------------------------------------
                          FOR THE        FOR THE       FOR THE       FOR THE       FOR THE     FOR THE
                           YEAR           YEAR          YEAR          YEAR         PERIOD        YEAR
                           ENDED          ENDED         ENDED         ENDED         ENDED       ENDED
                       DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  MARCH 31,
                           2007           2006          2005          2004         2003(1)       2003
NET ASSET VALUE,
  BEGINNING OF PERIOD     $ 53.56       $  45.97      $  50.60      $  44.99       $ 37.07     $ 41.04

-------------------------------------------------------------------------------------------------------
INVESTMENT
  ACTIVITIES:
  Net investment
     income                  1.22(d)        0.98(d)       1.04(d)       1.84(d)       1.28        1.81
  Net realized and
     unrealized gains
     (losses) from
     investments,
     options and
     securities sold
     short                 (12.78)         12.13          0.97          9.65          9.78       (2.05)
-------------------------------------------------------------------------------------------------------

     Total from
       Investment
       Activities          (11.56)         13.11          2.01         11.49         11.06       (0.24)
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
  Net investment
     income                 (1.47)         (1.79)        (1.79)        (2.05)        (1.67)      (2.24)
  Net realized gains        (6.12)         (3.73)        (4.84)        (3.83)        (1.47)      (1.49)
  Return of capital            --             --         (0.07)           --            --          --
-------------------------------------------------------------------------------------------------------

     Total
       Distributions        (7.59)         (5.52)        (6.70)        (5.88)        (3.14)      (3.73)
-------------------------------------------------------------------------------------------------------

  Redemption Fees                (e)            (e)           (e)         --            --          --
-------------------------------------------------------------------------------------------------------

  Repayment of
     Advisory Fees            n/a            n/a          0.06           n/a           n/a         n/a
-------------------------------------------------------------------------------------------------------

Net Asset Value,  End
  of Period               $ 34.41       $  53.56      $  45.97      $  50.60       $ 44.99     $ 37.07
-------------------------------------------------------------------------------------------------------

     Total Return
       (excludes
       sales charge)       (22.36)%        29.18%         3.97%(f)     26.69%        30.39%(a)   (0.60%)
RATIOS/SUPPLEMENTARY
  DATA:
Net Assets, End of
  Period (000's)          $90,500       $183,049      $148,222      $146,183       $96,943     $54,913
Ratio of expenses to
  average net assets
  (excluding dividend
  and interest
  expense)                   2.30%          2.15%         2.71%         2.02%         2.52%(b)    3.19%
Ratio of expenses to
  average net assets
  (including dividend
  and interest
  expense)                   3.81%          3.82%         4.37%         3.24%         3.68%(b)    4.85%
Ratio of net
  investment income
  to average net
  assets                     2.39%          1.91%         2.10%         4.00%         3.94%(b)    4.58%
Portfolio Turnover(c)      222.21%        151.51%       206.15%       173.21%        87.07%     213.45%


  (1) The Fund changed its fiscal year end to December 31 following the completion of its March 31, 2003 fiscal year.
 (a) Not annualized.
 (b) Annualized.
 (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
 (d) Computed using the average share method.
 (e) Less than $0.01 per share.
 (f) In 2005, the return excludes a reimbursement by the adviser for an advisory fee correction. Including such item, the total return would have been increased by 0.13%.

 [ICON]  FINANCIAL HIGHLIGHTS




                           KENSINGTON SELECT INCOME FUND

                                                             CLASS A
                      -------------------------------------------------------------------------------------
                         FOR THE        FOR THE         FOR THE        FOR THE        FOR THE      FOR THE
                          YEAR           YEAR            YEAR           YEAR          PERIOD         YEAR
                          ENDED          ENDED           ENDED          ENDED          ENDED        ENDED
                      DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   MARCH 31,
                          2007           2006            2005           2004          2003(2)        2003
NET ASSET VALUE,
  BEGINNING OF
  PERIOD                $  35.90       $  33.69        $  37.07       $  36.76       $  32.50      $  31.18

-----------------------------------------------------------------------------------------------------------
INVESTMENT
  ACTIVITIES:
  Net investment
     income                 2.40(d)        2.19(d)         2.41(d)        2.04           1.67          2.57
  Net realized and
     unrealized
     gains from
     investments,
     options and
     securities sold
     short                (10.70)          2.87           (3.09)          1.92           5.07          1.29
-----------------------------------------------------------------------------------------------------------
     Total from
       Investment
       Activities          (8.30)          5.05           (0.68)          3.96           6.74          3.86
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
  Net investment
     income                (1.83)         (2.31)          (2.50)         (1.95)         (1.95)        (2.54)
  Net realized gains          --          (0.37)          (0.19)         (1.70)         (0.53)           --
  Return of capital        (0.63)         (0.17)          (0.01)            --             --            --
-----------------------------------------------------------------------------------------------------------
     Total
       Distributions       (2.46)         (2.85)          (2.70)         (3.65)         (2.48)        (2.54)
-----------------------------------------------------------------------------------------------------------
  Redemption Fees               (e)            (e)             (e)          --             --            --
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End
  of Period             $  25.14       $  35.90        $  33.69       $  37.07       $  36.76      $  32.50
-----------------------------------------------------------------------------------------------------------
     Total Return
       (excludes
       sales charge)      (24.21)%(f)     15.61%          (1.99)%        11.30%         21.21%(a)     12.74%
RATIOS/SUPPLEMENTARY
  DATA:
Net Assets, End of
  Period (000's)        $246,986       $484,186        $444,576       $534,973       $474,117      $263,459
Ratio of expenses to
  average net assets
  (excluding
  dividend and
  interest expense)         1.50%          1.48%           1.47%          1.60%          1.60%(b)      1.60%
Ratio of expenses to
  average net assets
  (including
  dividend and
  interest expense)         2.15%          2.44%           2.13%          2.32%          2.01%(b)      2.18%
Ratio of net
  investment income
  to average net
  assets                    7.20%          6.31%           6.66%          7.49%          6.34%(b)      8.73%
Portfolio
  Turnover(c)              87.89%         20.60%          35.70%         37.74%         22.49%        49.59%


  (1)  Commencement of operations was April 3, 2001.

  (2) The Fund changed its fiscal year end to December 31 following the completion of its March 31, 2003 fiscal year.

 (a) Not annualized.

 (b) Annualized.

 (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

 (d) Computed using the average share method.

 (e) Less than $0.01 per share.
 (f) Includes the effects of certain excess investments made by the Fund in shares of other investment companies in the amount of $(0.22) per share.

 [ICON]  FINANCIAL HIGHLIGHTS




                           KENSINGTON SELECT INCOME FUND

                                                            CLASS B
                       ---------------------------------------------------------------------------------
                          FOR THE       FOR THE       FOR THE       FOR THE        FOR THE      FOR THE
                           YEAR          YEAR          YEAR          YEAR          PERIOD         YEAR
                           ENDED         ENDED         ENDED         ENDED          ENDED        ENDED
                       DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   MARCH 31,
                           2007          2006          2005          2004          2003(2)        2003
NET ASSET VALUE,
  BEGINNING OF PERIOD     $ 35.60       $ 33.44       $ 36.84       $ 36.57        $ 32.35      $ 31.08

--------------------------------------------------------------------------------------------------------

INVESTMENT
  ACTIVITIES:
  Net investment
     income                  2.13(d)       1.92(d)       2.12(d)       1.80           1.47         2.26
  Net realized and
     unrealized gains
     from
     investments,
     options and
     securities sold
     short                 (10.59)         2.83         (3.07)         1.85           5.04         1.35
--------------------------------------------------------------------------------------------------------
     Total from
       Investment
       Activities           (8.46)         4.75         (0.95)         3.65           6.51         3.61
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
  Net investment
     income                 (1.65)        (2.05)        (2.25)        (1.74)         (1.76)       (2.34)
  Net realized gains           --         (0.37)        (0.19)        (1.64)         (0.53)          --
  Return of capital         (0.63)        (0.17)        (0.01)           --             --           --
--------------------------------------------------------------------------------------------------------
     Total
       Distributions        (2.28)        (2.59)        (2.45)        (3.38)         (2.29)       (2.34)
--------------------------------------------------------------------------------------------------------
  Redemption Fees                (e)           (e)           (e)         --             --           --
--------------------------------------------------------------------------------------------------------
Net Asset Value, End
  of Period               $ 24.86       $ 35.60       $ 33.44       $ 36.84        $ 36.57      $ 32.35
--------------------------------------------------------------------------------------------------------
     Total Return
       (excludes
       sales charge)       (24.78)%(f)    14.72%        (2.73)%       10.45%         20.54%(a)    11.89%
RATIOS/SUPPLEMENTARY
  DATA:
Net Assets, End of
  Period (000's)          $37,874       $69,867       $74,926       $83,185        $64,900      $39,973
Ratio of expenses to
  average net assets
  (excluding dividend
  and interest
  expense)                   2.25%         2.23%         2.22%         2.35%          2.35%(b)     2.35%
Ratio of expenses to
  average net assets
  (including dividend
  and interest
  expense)                   2.90%         3.19%         2.88%         3.07%          2.77%(b)     3.00%
Ratio of net
  investment income
  to average net
  assets                     6.45%         5.56%         5.95%         6.73%          5.54%(b)     7.75%
Portfolio Turnover(c)       87.89%        20.60%        35.07%        37.74%         22.49%       49.59%


  (1) Commencement of operations was April 3, 2001.

  (2) The Fund changed its fiscal year end to December 31 following the completion of its March 31, 2003 fiscal year.

 (a) Not annualized.

 (b) Annualized.

 (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

 (d) Computed using the average share method.

 (e) Less than $0.01 per share.
 (f) Includes the effects of certain excess investments made by the Fund in shares of other investment companies in the amount of $(0.22) per share.

 [ICON]  FINANCIAL HIGHLIGHTS




                           KENSINGTON SELECT INCOME FUND

                                                             CLASS C
                       ----------------------------------------------------------------------------------
                          FOR THE        FOR THE         FOR THE       FOR THE       FOR THE     FOR THE
                           YEAR           YEAR            YEAR          YEAR         PERIOD        YEAR
                           ENDED          ENDED           ENDED         ENDED         ENDED       ENDED
                       DECEMBER 31,   DECEMBER 31,    DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  MARCH 31,
                           2007           2006            2005          2004         2003(2)       2003
NET ASSET VALUE,
  BEGINNING OF PERIOD    $  35.53       $  33.38        $  36.77      $  36.51      $  32.30     $ 31.06

---------------------------------------------------------------------------------------------------------
INVESTMENT
  ACTIVITIES:
  Net investment
     income                  2.11(d)        1.91(d)         2.12(d)       1.82          1.48        2.28
  Net realized and
     unrealized gains
     from
     investments,
     options and
     securities sold
     short                 (10.56)          2.83           (3.06)         1.82          5.02        1.31
---------------------------------------------------------------------------------------------------------
     Total from
       Investment
       Activities           (8.45)          4.74           (0.94)         3.64          6.50        3.59
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
  Net investment
     income                 (1.65)         (2.05)          (2.25)        (1.74)        (1.76)      (2.35)
  Net realized gains           --          (0.37)          (0.19)        (1.64)        (0.53)         --
  Return of capital         (0.63)         (0.17)          (0.01)           --            --          --
---------------------------------------------------------------------------------------------------------
     Total
       Distributions        (2.28)         (2.59)          (2.45)        (3.38)        (2.29)      (2.35)
---------------------------------------------------------------------------------------------------------
  Redemption Fees                (e)            (e)             (e)         --            --          --
---------------------------------------------------------------------------------------------------------
Net Asset Value, End
  of Period              $  24.80       $  35.53        $  33.38      $  36.77      $  36.51     $ 32.30
---------------------------------------------------------------------------------------------------------
     Total Return
       (excludes
       sales charge)       (24.80)%(f)     14.72%          (2.71)%       10.43%        20.54%(a)   11.87%
RATIOS/SUPPLEMENTARY
  DATA:
Net Assets, End of
  Period (000's)         $134,139       $223,325        $220,262      $236,965      $195,153     $98,752
Ratio of expenses to
  average net assets
  (excluding dividend
  and interest
  expense)                   2.25%          2.23%           2.22%         2.35%         2.35%(b)    2.35%
Ratio of expenses to
  average net assets
  (including dividend
  and interest
  expense)                   2.90%          3.19%           2.88%         3.07%         2.77%(b)    3.00%
Ratio of net
  investment income
  to average net
  assets                     6.45%          5.56%           5.96%         6.73%         5.61%(b)    7.85%
Portfolio Turnover(c)       87.89%         20.60%          35.70%        37.74%        22.49%      49.59%



  (1) Commencement of operations was April 3, 2001.

  (2) The Fund changed its fiscal year end to December 31 following the completion of its March 31, 2003 fiscal year.

 (a) Not annualized.

 (b) Annualized.

 (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

 (d) Computed using the average share method.

 (e) Less than $0.01 per share.
 (f) Includes the effects of certain excess investments made by the Fund in shares of other investment companies in the amount of $(0.22) per share.

 [ICON]  FINANCIAL HIGHLIGHTS




                      KENSINGTON REAL ESTATE SECURITIES FUND

                                                            CLASS A
                        -------------------------------------------------------------------------------
                           FOR THE       FOR THE       FOR THE       FOR THE       FOR THE     FOR THE
                            YEAR          YEAR          YEAR          YEAR         PERIOD       PERIOD
                            ENDED         ENDED         ENDED         ENDED         ENDED       ENDED
                        DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  MARCH 31,
                            2007          2006          2005          2004         2003(2)     2003(1)
NET ASSET VALUE,
  BEGINNING OF PERIOD      $ 47.61       $ 38.76       $ 39.22       $ 32.21       $25.41       $25.00

-------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
  Net investment
     income                   1.08(d)       0.78(d)       1.09(d)       0.91(d)      0.83         0.25
  Net realized and
     unrealized gains
     from investments        (8.67)        12.79          3.83          8.53         7.14         0.38
-------------------------------------------------------------------------------------------------------
     Total from
       Investment
       Activities            (7.59)        13.57          4.92          9.44         7.97         0.63
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
  Net investment
     income                  (0.92)        (0.94)        (1.06)        (1.16)       (1.02)       (0.22)
  Net realized gains         (4.64)        (3.78)        (4.32)        (1.27)       (0.15)          --
-------------------------------------------------------------------------------------------------------
     Total
       Distributions         (5.56)        (4.72)        (5.38)        (2.43)       (1.17)       (0.22)
-------------------------------------------------------------------------------------------------------
  Redemption Fees                   (e)  $  0.01                (e)       --           --           --
-------------------------------------------------------------------------------------------------------
Net Asset Value, End
  of Period                $ 34.46       $ 47.61       $ 38.76       $ 39.22       $32.21       $25.41
-------------------------------------------------------------------------------------------------------
     Total Return
       (excludes sales
       charge)              (16.55)%       35.35%        12.59%        30.04%       31.86%(a)     2.55%(a)
RATIOS/SUPPLEMENTARY
  DATA:
Net Assets, End of
  Period (000's)           $26,469       $53,011       $38,777       $20,294       $5,600       $   82
Ratio of expenses to
  average net assets
  (including waived
  fees and reimbursed
  expenses)                   1.47%         1.45%         1.45%         1.45%        1.45%(b)     1.45%(b)
Ratio of expenses to
  average net assets
  (excluding waived
  fees and reimbursed
  expenses)                   1.45%         1.45%         1.45%         1.84%        3.56%(b)       --
Ratio of net
  investment income to
  average net assets          2.33%         1.75%         2.80%         2.73%        4.11%(b)     4.13%(b)
Portfolio Turnover(c)       204.11%       130.85%       122.22%       111.71%       87.64%       13.10%


  (1)  Commencement of operations was December 31, 2002.

   (2) The Fund changed its fiscal year end to December 31 following the completion of its March 31, 2003 fiscal year.

 (a) Not annualized.

 (b) Annualized.

 (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

 (d) Computed using the average share method.

 (e) Less than $0.01 per share.

 [ICON]  FINANCIAL HIGHLIGHTS




                      KENSINGTON REAL ESTATE SECURITIES FUND

                                                            CLASS B
                        -------------------------------------------------------------------------------
                           FOR THE       FOR THE       FOR THE       FOR THE       FOR THE     FOR THE
                            YEAR          YEAR          YEAR          YEAR         PERIOD       PERIOD
                            ENDED         ENDED         ENDED         ENDED         ENDED       ENDED
                        DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  MARCH 31,
                            2007          2006          2005          2004         2003(2)     2003(1)
NET ASSET VALUE,
  BEGINNING OF PERIOD      $ 47.28       $ 38.56       $ 39.06       $ 32.12       $25.40       $25.00

-------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
  Net investment
     income                   0.73(d)       0.44(d)       0.70(d)       0.67(d)      0.70         0.21
  Net realized and
     unrealized gains
     from investments        (8.57)        12.68          3.90          7.28         7.06         0.37
-------------------------------------------------------------------------------------------------------
     Total from
       Investment
       Activities            (7.84)        13.13          4.60          7.95         7.76         0.58
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
  Net investment
     income                  (0.58)        (0.63)        (0.78)        (0.93)       (0.89)       (0.18)
  Net realized gains         (4.64)        (3.78)        (4.32)        (0.08)       (0.15)          --
-------------------------------------------------------------------------------------------------------
     Total
       Distributions         (5.22)        (4.41)        (5.10)        (1.01)       (1.04)       (0.18)
-------------------------------------------------------------------------------------------------------
  Redemption Fees          $  0.01              (e)           (e)         --           --           --
-------------------------------------------------------------------------------------------------------
Net Asset Value, End
  of Period                $ 34.22       $ 47.28       $ 38.56       $ 39.06       $32.12       $25.40
-------------------------------------------------------------------------------------------------------
     Total Return
       (excludes sales
       charge)              (17.12)%       34.28%        11.76%        29.06%       30.99%(a)     2.34%(a)
RATIOS/SUPPLEMENTARY
  DATA:
Net Assets, End of
  Period (000's)           $ 4,879       $ 8,864       $ 5,211       $ 3,034       $  907       $   10
Ratio of expenses to
  average net assets
  (including waived
  fees and reimbursed
  expenses)                   2.22%         2.20%         2.20%         2.20%        2.20%(b)     2.20%(b)
Ratio of expenses to
  average net assets
  (excluding waived
  fees and reimbursed
  expenses)                   2.20%         2.20%         2.20%         2.59%        4.31%(b)       --
Ratio of net
  investment income to
  average net assets          1.58%         1.00%         1.82%         1.98%        3.33%(b)     3.38%(b)
Portfolio Turnover(c)       204.11%       130.85%       122.22%       111.71%       87.64%       13.10%


  (1) Commencement of operations was December 31, 2002.

  (2) The Fund changed its fiscal year end to December 31 following the completion of its March 31, 2003 fiscal year.

 (a) Not annualized.

 (b) Annualized.

 (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

 (d) Computed using the average share method.

 (e) Less than $0.01 per share.

 [ICON]  FINANCIAL HIGHLIGHTS




                      KENSINGTON REAL ESTATE SECURITIES FUND

                                                         CLASS C
                     -------------------------------------------------------------------------------
                        FOR THE       FOR THE       FOR THE       FOR THE       FOR THE     FOR THE
                         YEAR          YEAR          YEAR          YEAR         PERIOD       PERIOD
                         ENDED         ENDED         ENDED         ENDED         ENDED       ENDED
                     DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  MARCH 31,
                         2007          2006          2005          2004         2003(2)     2003(1)
NET ASSET VALUE,
  BEGINNING OF
  PERIOD                $ 47.20       $ 38.50       $ 39.00       $ 32.07       $25.40       $25.00

----------------------------------------------------------------------------------------------------
INVESTMENT
  ACTIVITIES:
  Net investment
     income                0.73(d)       0.44(d)       0.77(d)       0.68(d)      0.69         0.21
  Net realized and
     unrealized
     gains from
     investments          (8.57)        12.67          3.81          7.26         7.04         0.37
----------------------------------------------------------------------------------------------------
     Total from
       Investment
       Activities         (7.84)        13.11          4.58          7.94         7.73         0.58
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
  Net investment
     income               (0.57)        (0.63)        (0.76)        (0.93)       (0.91)       (0.18)
  Net realized
     gains                (4.64)        (3.78)        (4.32)        (0.08)       (0.15)          --
----------------------------------------------------------------------------------------------------
     Total
       Distribu-
       tions              (5.21)        (4.41)        (5.08)        (1.01)       (1.06)       (0.18)
----------------------------------------------------------------------------------------------------
  Redemption Fees              (e)           (e)           (e)         --           --           --
----------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period         $ 34.15       $ 47.20       $ 38.50       $ 39.00       $32.07       $25.40
----------------------------------------------------------------------------------------------------
     Total Return
       (excludes
       sales
       charge)           (17.15)%       34.28%        11.73%        29.08%       30.88%(a)     2.34%(a)
RATIOS/SUPPLEMEN-
  TARY DATA:
Net Assets, End of
  Period (000's)        $14,230       $28,770       $19,068       $14,105       $5,468       $   10
Ratio of expenses
  to average net
  assets
  (including waived
  fees and
  reimbursed
  expenses)                2.22%         2.20%         2.20%         2.20%        2.20%(b)     2.20%(b)
Ratio of expenses
  to average net
  assets
  (excluding waived
  fees and
  reimbursed
  expenses)                2.20%         2.20%         2.20%         2.59%        4.31%(b)       --
Ratio of net
  investment income
  to average net
  assets                   1.58%         1.00%         1.96%         1.98%        3.36%(b)     3.38%(b)
Portfolio
  Turnover(c)            204.11%       130.85%       122.22%       111.71%       87.64%       13.10%


  (1)  Commencement of operations was December 31, 2002.

  (2) The Fund changed its fiscal year end to December 31 following the completion of its March 31, 2003 fiscal year.

 (a) Not annualized.

 (b) Annualized.

 (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

 (d) Computed using the average share method.

 (e) Less than $0.01 per share.

 [ICON]  FINANCIAL HIGHLIGHTS




                     KENSINGTON INTERNATIONAL REAL ESTATE FUND

                                                   CLASS A
                                    ------------------------------------
                                       FOR THE                 FOR THE
                                         YEAR                  PERIOD
                                        ENDED                   ENDED
                                    DECEMBER 31,            DECEMBER 31,
                                         2007                  2006(1)
NET ASSET VALUE,
  BEGINNING OF PERIOD                  $  30.00                $ 25.00
----------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
  Net investment income                    0.12(d)                0.21(d)
  Net realized and
     unrealized gains
     from investments                     (1.23)                  5.58
----------------------------------------------------------------------------------------------------
     Total from
       Investment
       Activities                         (1.11)                  5.78
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
  Net investment income                   (1.64)                 (0.71)
  Net realized gains                      (0.08)                 (0.07)
----------------------------------------------------------------------------------------------------
     Total Distributions                  (1.72)                 (0.78)
----------------------------------------------------------------------------------------------------
  Redemption Fees                              (e)                  --
----------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period                               $  27.17                $ 30.00
----------------------------------------------------------------------------------------------------
     Total Return
       (excludes sales
       charge)                            (3.59)%                23.18%(a)
RATIOS/SUPPLEMENTARY
  DATA:
Net Assets, End of Period
  (000's)                              $195,641                $85,573
Ratio of expenses to
  average net assets
  (including waived fees
  and reimbursed
  expenses)                                1.66%                  1.85%(b)
Ratio of expenses to
  average net assets
  (excluding waived fees
  and reimbursed
  expenses)                                1.62%                  1.85%(b)
Ratio of net investment
  income to average net
  assets                                   0.40%                  1.33%(b)
Portfolio Turnover(c)                     89.81%                 59.51%


   (1)  Commencement of operations was April 28, 2006.
  (a) Not annualized.
  (b) Annualized.
  (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
  (d) Computed using the average share method.
  (e) Less than $0.01 per share.

 [ICON]  FINANCIAL HIGHLIGHTS




                     KENSINGTON INTERNATIONAL REAL ESTATE FUND

                                                   CLASS B
                                      ---------------------------------
                                         FOR THE              FOR THE
                                          YEAR                PERIOD
                                          ENDED                ENDED
                                      DECEMBER 31,         DECEMBER 31,
                                          2007                2006(1)
NET ASSET VALUE, BEGINNING OF
  PERIOD                                 $29.92               $25.00
-----------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
  Net investment income                   (0.11)(d)             0.09(d)
  Net realized and unrealized
     gains from investments               (1.23)                5.55
-----------------------------------------------------------------------------------------------
     Total from Investment
       Activities                         (1.34)                5.64
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS:
  Net investment income                   (1.45)               (0.65)
  Net realized gains                      (0.08)               (0.07)
-----------------------------------------------------------------------------------------------
     Total Distributions                  (1.53)               (0.72)
-----------------------------------------------------------------------------------------------
  Redemption Fees                              (e)                --
-----------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period                                 $27.05               $29.92
-----------------------------------------------------------------------------------------------
     Total Return (excludes
       sales charge)                      (4.36)%              22.61%(a)
RATIOS/SUPPLEMENTARY DATA:
Net Assets, End of Period
  (000's)                                $7,711               $3,127
Ratio of expenses to average
  net assets
  (including waived fees and
  reimbursed expenses)                     2.41%                2.60%(b)
Ratio of expenses to average
  net assets
  (excluding waived fees and
  reimbursed expenses)                     2.37%                2.60%(b)
Ratio of net investment
  income to average net
  assets                                  (0.35)%               0.59%(b)
Portfolio Turnover(c)                     89.81%               59.51%


   (1)  Commencement of operations was April 28, 2006.
  (a) Not annualized.
  (b) Annualized.
  (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
  (d) Computed using the average share method.
  (e) Less than $0.01 per share.

 [ICON]  FINANCIAL HIGHLIGHTS




                     KENSINGTON INTERNATIONAL REAL ESTATE FUND

                                   CLASS C
                         ---------------------------
                            FOR THE        FOR THE
                             YEAR          PERIOD
                             ENDED          ENDED
                         DECEMBER 31,   DECEMBER 31,
                             2007          2006(1)
NET ASSET VALUE,
  BEGINNING OF
  PERIOD                    $ 29.21        $ 25.00
------------------------------------------------------------------------------------
INVESTMENT
  ACTIVITIES:
  Net investment
     income                   (0.11)(d)       0.09(d)
  Net realized and
     unrealized
     gains from
     investments              (1.23)          5.55
------------------------------------------------------------------------------------
     Total from
       Investment
       Activities             (1.34)          5.64
------------------------------------------------------------------------------------
DISTRIBUTIONS:
  Net investment
     income                   (1.45)         (0.66)
  Net realized gains          (0.08)         (0.07)
------------------------------------------------------------------------------------
     Total
       Distributions          (1.53)         (0.73)
------------------------------------------------------------------------------------
  Redemption Fees                  (e)          --
------------------------------------------------------------------------------------
Net Asset Value, End
  of Period                 $ 27.04        $ 29.91
------------------------------------------------------------------------------------
     Total Return
       (excludes
       sales charge)          (4.36)%        22.61%(a)
RATIOS/SUPPLEMENTARY
  DATA:
Net Assets, End of
  Period (000's)            $51,964        $21,499
Ratio of expenses to
  average net assets
  (including waived
  fees and
  reimbursed
  expenses)                    2.41%          2.60%(b)
Ratio of expenses to
  average net assets
  (excluding waived
  fees and
  reimbursed
  expenses)                    2.37%          2.60%(b)
Ratio of net
  investment income
  to average net
  assets                      (0.35)%         0.59%(b)
Portfolio
  Turnover(c)                 89.81%         59.51%


   (1) Commencement of operations was April 28, 2006.
  (a) Not annualized.
  (b) Annualized.
  (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
  (d) Computed using the average share method.
  (e) Less than $0.01 per share.

 [ICON]  FINANCIAL HIGHLIGHTS




                        KENSINGTON GLOBAL REAL ESTATE FUND

                                              CLASS A
                                           ------------
                                              FOR THE
                                               YEAR
                                               ENDED
                                           DECEMBER 31,
                                              2007(1)

NET ASSET VALUE, BEGINNING OF
  PERIOD                                      $ 25.00
-------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
  Net investment income                          0.32(b)
  Net realized and unrealized
     gains from investments                     (2.89)
-------------------------------------------------------------------------------------------------
     Total from Investment
       Activities                               (2.57)
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
  Net investment income                         (0.31)
  Net realized gains                               --
-------------------------------------------------------------------------------------------------
     Total Distributions                        (0.31)
-------------------------------------------------------------------------------------------------
  Redemption Fees                             $  0.01
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $ 22.12
-------------------------------------------------------------------------------------------------
     Total Return (excludes
       sales charge)                           (10.35)%
RATIOS/SUPPLEMENTARY DATA:
Net Assets, End of Period
  (000's)                                     $15.907
Ratio of expenses to average net
  assets
  (including waived fees and
  reimbursed expenses)                           1.54%
Ratio of expenses to average net
  assets
  (excluding waived fees and
  reimbursed expenses)                           2.64%
Ratio of net investment income
  to average net assets                          1.32%
Portfolio Turnover(a)                           89.65%


   (1)  Commencement of operations was December 29, 2006.
  (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
  (b) Computed using the average share method.

 [ICON]  FINANCIAL HIGHLIGHTS




                        KENSINGTON GLOBAL REAL ESTATE FUND

                                                CLASS B
                                             ------------
                                                FOR THE
                                                 YEAR
                                                 ENDED
                                             DECEMBER 31,
                                                2007(1)
NET ASSET VALUE, BEGINNING OF PERIOD            $ 25.00
---------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
  Net investment income                            0.14(b)
  Net realized and unrealized gains
     from investments                             (2.86)
---------------------------------------------------------------------------------------------
     Total from Investment
       Activities                                 (2.72)
---------------------------------------------------------------------------------------------
DISTRIBUTIONS:
  Net investment income                           (0.18)
  Net realized gains                                 --
---------------------------------------------------------------------------------------------
     Total Distributions                          (0.18)
---------------------------------------------------------------------------------------------
  Redemption Fees                               $  0.06
---------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $ 22.10
---------------------------------------------------------------------------------------------
     Total Return (excludes sales
       charge)                                   (10.89)%
RATIOS/SUPPLEMENTARY DATA:
Net Assets, End of Period (000's)               $ 2,084
Ratio of expenses to average net
  assets
  (including waived fees and
  reimbursed expenses)                             2.29%
Ratio of expenses to average net
  assets
  (excluding waived fees and
  reimbursed expenses)                             3.39%
Ratio of net investment income to
  average net assets                               0.57%
Portfolio Turnover(a)                             89.65%


   (1)  Commencement of operations was December 29, 2006.
  (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
  (b) Computed using the average share method.

 [ICON]  FINANCIAL HIGHLIGHTS




                        KENSINGTON GLOBAL REAL ESTATE FUND

                            CLASS C
                         ------------
                            FOR THE
                             YEAR
                             ENDED
                         DECEMBER 31,
                            2007(1)
NET ASSET VALUE,
  BEGINNING OF
  PERIOD                    $ 25.00
------------------------------------------------------------------------------------
INVESTMENT
  ACTIVITIES:
  Net investment
     income                    0.14(b)
  Net realized and
     unrealized
     gains from
     investments              (2.89)
------------------------------------------------------------------------------------
     Total from
       Investment
       Activities             (2.75)
------------------------------------------------------------------------------------
DISTRIBUTIONS:
  Net investment
     income                   (0.21)
  Net realized gains             --
------------------------------------------------------------------------------------
     Total
       Distributions          (0.21)
------------------------------------------------------------------------------------
  Redemption Fees                  (c)
------------------------------------------------------------------------------------
Net Asset Value, End
  of Period                 $ 22.04
------------------------------------------------------------------------------------
     Total Return
       (excludes
       sales charge)         (11.01)%
RATIOS/SUPPLEMENTARY
  DATA:
Net Assets, End of
  Period (000's)            $13,524
Ratio of expenses to
  average net assets
  (including waived
  fees and
  reimbursed
  expenses)                    2.29%
Ratio of expenses to
  average net assets
  (excluding waived
  fees and
  reimbursed
  expenses)                    3.39%
Ratio of net
  investment income
  to average net
  assets                       0.57%
Portfolio
  Turnover(a)                 89.65%


   (1) Commencement of operations was December 29, 2006.
  (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
  (b) Computed using the average share method.
  (c) Less than $0.01 per share.

 [ICON]  FINANCIAL HIGHLIGHTS




                       KENSINGTON GLOBAL INFRASTRUCTURE FUND

                                              CLASS A
                                           ------------
                                              FOR THE
                                              PERIOD
                                               ENDED
                                           DECEMBER 31,
                                              2007(1)

NET ASSET VALUE, BEGINNING OF
  PERIOD                                      $ 25.00
-------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
  Net investment income                          0.20(d)
  Net realized and unrealized
     gains from investments                      2.08
-------------------------------------------------------------------------------------------------
     Total from Investment
       Activities                                2.28
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
  Net investment income                         (0.11)
  Net realized gains                            (0.07)
-------------------------------------------------------------------------------------------------
     Total Distributions                        (0.18)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $ 27.10
-------------------------------------------------------------------------------------------------
     Total Return (excludes
       sales charge)                             9.12%(a)
RATIOS/SUPPLEMENTARY DATA:
Net Assets, End of Period
  (000's)                                     $70,389
Ratio of expenses to average net
  assets
  (including waived fees and
  reimbursed expenses)                           1.49%(b)
Ratio of expenses to average net
  assets
  (excluding waived fees and
  reimbursed expenses)                           1.81%(b)
Ratio of net investment income
  to average net assets                          1.53%(b)
Portfolio Turnover(c)                           41.61%


   (1)  Commencement of operations was June 29, 2007.
  (a) Not annualized.
  (b) Annualized.
  (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
  (d) Computed using the average share method.

 [ICON]  FINANCIAL HIGHLIGHTS




                       KENSINGTON GLOBAL INFRASTRUCTURE FUND

                                                CLASS B
                                             ------------
                                                FOR THE
                                                PERIOD
                                                 ENDED
                                             DECEMBER 31,
                                                2007(1)
NET ASSET VALUE, BEGINNING OF PERIOD            $25.00
---------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
  Net investment income                           0.10(d)
  Net realized and unrealized gains
     from investments                             2.08
---------------------------------------------------------------------------------------------
     Total from Investment
       Activities                                 2.18
---------------------------------------------------------------------------------------------
DISTRIBUTIONS:
  Net investment income                          (0.07)
  Net realized gains                             (0.07)
---------------------------------------------------------------------------------------------
     Total Distributions                         (0.14)
---------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $27.04
---------------------------------------------------------------------------------------------
     Total Return (excludes sales
       charge)                                    8.68%(a)
RATIOS/SUPPLEMENTARY DATA:
Net Assets, End of Period (000's)               $4,741
Ratio of expenses to average net
  assets
  (including waived fees and
  reimbursed expenses)                            2.24%(b)
Ratio of expenses to average net
  assets
  (excluding waived fees and
  reimbursed expenses)                            2.56%(b)
Ratio of net investment income to
  average net assets                              0.78%(b)
Portfolio Turnover(c)                            41.61%


   (1)  Commencement of operations was June 29, 2007.
  (a) Not annualized.
  (b) Annualized.
  (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
  (d) Computed using the average share method.

 [ICON]  FINANCIAL HIGHLIGHTS




                       KENSINGTON GLOBAL INFRASTRUCTURE FUND

                            CLASS C
                         ------------
                            FOR THE
                            PERIOD
                             ENDED
                         DECEMBER 31,
                            2007(1)
NET ASSET VALUE,
  BEGINNING OF
  PERIOD                    $ 25.00
------------------------------------------------------------------------------------
INVESTMENT
  ACTIVITIES:
  Net investment
     income                    0.10(d)
  Net realized and
     unrealized
     gains from
     investments               2.08
------------------------------------------------------------------------------------
     Total from
       Investment
       Activities              2.18
------------------------------------------------------------------------------------
DISTRIBUTIONS:
  Net investment
     income                   (0.07)
  Net realized gains          (0.07)
------------------------------------------------------------------------------------
     Total
       Distributions          (0.14)
------------------------------------------------------------------------------------
Net Asset Value, End
  of Period                 $ 27.04
------------------------------------------------------------------------------------
     Total Return
       (excludes
       sales charge)           8.72%(a)
RATIOS/SUPPLEMENTARY
  DATA:
Net Assets, End of
  Period (000's)            $23,550
Ratio of expenses to
  average net assets
  (including waived
  fees and
  reimbursed
  expenses)                    2.24%(b)
Ratio of expenses to
  average net assets
  (excluding waived
  fees and
  reimbursed
  expenses)                    2.56%(b)
Ratio of net
  investment income
  to average net
  assets                       0.78%(b)
Portfolio
  Turnover(c)                 41.61%


   (1) Commencement of operations was June 29, 2007.
  (a) Not annualized.
  (b) Annualized.
  (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
  (d) Computed using the average share method.

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports:

Each Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

Household Mailings -- Each year you are automatically sent an updated prospectus as well as the annual and semi-annual reports for the Funds. You may also occasionally receive a proxy statement for the Funds. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and that share the same residential address.

YOU CAN RECEIVE FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING A BROKER THAT SELLS THE FUNDS. OR CONTACT THE FUNDS AT:

            THE KENSINGTON FUNDS
            C/O US BANCORP FUND SERVICES, LLC
            P.O. BOX 701
            MILWAUKEE, WI 53201-0701
            TELEPHONE: 1-877-833-7114

FOR QUESTIONS ABOUT INVESTMENT MANAGEMENT OF THE FUNDS CONTACT:

            KENSINGTON INVESTMENT GROUP
            4 ORINDA WAY, SUITE 200C
            ORINDA, CALIFORNIA 94563
            (800) 253-2949
            FAX: (925) 253-9878
            EMAIL: INFO@KIG.COM

You can review each Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

  - For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 (for information on the operations of the Public Reference Section, call 1-202-942-8090), or by electronic request by e-mailing the SEC at the following address: publicinfo@sec.gov.

  - Free from the EDGAR Database on the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-21316.

THE
KENSINGTON
FUNDS

PROSPECTUS


REAL ESTATE
SECURITIES FUND

SELECT
INCOME FUND

STRATEGIC
REALTY FUND

INTERNATIONAL
REAL ESTATE FUND

GLOBAL
REAL ESTATE FUND

GLOBAL
INFRASTRUCTURE FUND

CLASS Y SHARES

MAY 1, 2008


KENSINGTON
INVESTMENT GROUP, INC.
INVESTMENT ADVISER

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Notice of Privacy Policy and Practices of the Funds is included with this Prospectus but is not considered to be a part of the Prospectus.

TABLE OF CONTENTS


                    (ICON)    KENSINGTON REAL ESTATE SECURITIES FUND
----------------------------------------------------------------------
Carefully review                 3  Risk/Return Summary and Fund
this important                   7  Expenses
section for a                       Investment Objective, Strategies
summary of the                      and Risks
Real Estate
Securities Fund's
investment
strategies, risks
and fees.

                    (ICON)    KENSINGTON SELECT INCOME FUND
----------------------------------------------------------------------
Carefully review                11  Risk/Return Summary and Fund
this important                  15  Expenses
section for a                       Investment Objective, Strategies
summary of the                      and Risks
Select Income
Fund's investment
strategies, risks
and fees.
                    (ICON)    KENSINGTON STRATEGIC REALTY FUND
----------------------------------------------------------------------
Carefully review                19  Risk/Return Summary and Fund
this important                  23  Expenses
section for a                       Investment Objective, Strategies
summary of the                      and Risks
Strategic Realty
Fund's investment
strategies, risks
and fees.
                    (ICON)        KENSINGTON INTERNATIONAL REAL ESTATE
                              FUND
----------------------------------------------------------------------
Carefully review                30  Risk/Return Summary and Fund
this important                  34  Expenses
section for a                       Investment Objective, Strategies
summary of the                      and Risks
International Real
Estate Fund's
investment
strategies, risks
and fees.
                    (ICON)    KENSINGTON GLOBAL REAL ESTATE FUND
----------------------------------------------------------------------
Carefully review                41  Risk/Return Summary and Fund
this important                  45  Expenses
section for a                       Investment Objective, Strategies
summary of the                      and Risks
Global Real Estate
Fund's investment
strategies, risks
and fees.
                    (ICON)    KENSINGTON GLOBAL INFRASTRUCTURE FUND
----------------------------------------------------------------------
Carefully review                52  Risk/Return Summary and Fund
this important                  55  Expenses
section for a                       Investment Objective, Strategies
summary of the                      and Risks
Global
Infrastructure
Fund's investment
strategies, risks
and fees.
                    (ICON)    SHAREHOLDER INFORMATION
----------------------------------------------------------------------
Consult this                    61  Pricing of Fund Shares
section to obtain               62  Purchasing and Adding to Your
details on how                  67  Shares
shares are valued,              75  Selling Your Shares
how to purchase,                    Dividends, Distributions and Taxes
sell and exchange
shares, related
charges and
payments of
dividends.
                    (ICON)    FUND MANAGEMENT
----------------------------------------------------------------------
Review this                     77  The Investment Adviser
section for                     81  The Investment Committee
details on the                  83  Portfolio Management
people and                      84  The Distributor and
organizations who                   Administrator
oversee the Funds
and their
investments.
                    (ICON)    FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------
Review this                     86  Kensington Strategic Realty Fund
section for                     87  Kensington Select Income Fund
details on the                  88  Kensington Real Estate Securities
selected financial              89  Fund
statements of the               90  Kensington International Real
Funds.                          91  Estate Fund
                                    Kensington Global Real Estate Fund
                                    Kensington Global Infrastructure
                                    Fund

 [ICON]  KENSINGTON REAL ESTATE SECURITIES FUND

 RISK/RETURN SUMMARY AND FUND EXPENSES


Investment          The Fund seeks total return from both
Objective           capital appreciation and current income
                    through investing in a portfolio of real
                    estate securities. The Fund offers
                    exposure to real estate as a part of an
                    overall asset allocation strategy and is
                    designed for investors who want to
                    maintain a commitment to real estate
                    securities in their portfolios.

Principal           The Fund invests, under normal
Investment          circumstances, at least 80% of its net
Strategies          assets in real estate securities,
                    including securities issued by real
                    estate investment trusts ("REITs"),
                    master limited partnerships and other
                    real estate companies. Investments in
                    these issuers include common, convertible
                    and preferred stock and debt securities,
                    rights or warrants to purchase common
                    stock, and limited partnership interests.

Principal           Because the value of the Fund's
Investment Risks    investments will fluctuate with market
                    conditions, so will the value of your
                    investment in the Fund. You could lose
                    money on your investment in the Fund, or
                    the Fund could underperform other
                    investments. Some of the Fund's holdings
                    may underperform its other holdings. The
                    Fund will be significantly exposed to the
                    risks of the real estate market. The Fund
                    is non-diversified, which means that it
                    is more vulnerable to risks affecting a
                    particular issuer than a diversified fund
                    would be.

Who May             Consider investing in the Fund if you
Want to Invest?     are:

                      - seeking quarterly income

                      - wishing to add a growth component to
                        your portfolio

                      - willing to accept the risks of
                        investing in real estate-related
                        securities in exchange for
                        potentially higher long term returns

                    This Fund will not be appropriate for
                    anyone:

                      - pursuing a short-term goal or
                        investing emergency reserves

                      - seeking safety of principal



 KENSINGTON REAL ESTATE SECURITIES FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


  The bar chart and table on this page show how the Fund has performed. The bar chart illustrates the risks of investing in the Fund by showing the Fund's year-by-year total annual returns and how the annual performance has varied. The table below compares the Fund's performance to that of its benchmark index, the MSCI US REIT Index(2). The bar chart and table assume reinvestment of dividends and distributions.


   Performance Bar Chart and Table
   TOTAL ANNUAL RETURN AS OF 12/31/07*


2003                                   35.22
2004                                   30.04
2005                                   12.59
2006                                   35.59
2007                                  -15.87



Of course, past performance does not indicate how the Fund will perform in the future.

  Best quarter:                                                Q4 2004  15.42%
  Worst quarter:                                              Q4 2007  -12.33%

                       PERFORMANCE TABLE
                       AVERAGE ANNUAL TOTAL RETURNS
                       (for the period ending December 31, 2007)



                               FUND       PAST     PAST        SINCE
                               INCEPTION  YEAR     FIVE YEARS  INCEPTION
-------------------------------------------------------------
Return Before Taxes(1)          12/31/02  -15.87%    17.69%      17.69%
                           ---------------------------------------------
Return After Taxes on
Distributions(1)                12/31/02  -17.92%    14.97%      14.97%
                           ---------------------------------------------
Return After Taxes on
Distributions and Sale of
Fund Shares(1)                  12/31/02   -8.18%    14.44%      14.44%
                           ---------------------------------------------
The MSCI US REIT Index(2)       12/31/02  -16.73%    17.90%      17.90%
------------------------------------------------------------------------



 * Class Y Shares of the Fund were not in existence prior to April 28, 2006, and therefore, the performance that is presented for the periods prior to April 28, 2006 is based on the performance of the Class A Shares of the Fund since the inception of the Fund. The returns for the Class Y shares will differ from the returns for the Class A Shares because of differences in expenses of each share class. Class Y Shares are not subject to the Rule 12b-1 service and distribution fees that Class A Shares are subject to and Class Y Shares will therefore generally have lower expenses than Class A Shares. In addition, Class A Shares are subject to a front-end sales charge that the Class Y Shares are not subject to. The Fund offers four different classes of shares and each class of shares has different characteristics and are subject to different fees and expenses.

 (1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (2) The MSCI US REIT Index is a capitalization-weighted index of the most actively traded real estate investment trusts (REITs), designed to measure real estate equity performance. The index does not reflect the deduction of expenses or taxes associated with a mutual fund.

 KENSINGTON REAL ESTATE SECURITIES FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


 As an investor in the Class Y Shares of the Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

 Fees and Expenses*

SHAREHOLDER TRANSACTION FEES (PAID BY YOU
DIRECTLY)
------------------------------------------------------
Maximum sales charge (load) on purchases          None
------------------------------------------------------
Maximum deferred sales charge (load)              None
------------------------------------------------------
75-day Redemption Fee(1)                         1.00%


ANNUAL FUND OPERATING EXPENSES (PAID FROM
  FUND ASSETS)
------------------------------------------------------
Management Fee                                   0.85%
------------------------------------------------------
Distribution and Service (12b-1) Fees             None
------------------------------------------------------
Other Expenses(2)                                0.37%
------------------------------------------------------
Total Fund Operating Expenses*                   1.22%
------------------------------------------------------
Fee Expense (Reimbursement) Recoupment*          0.00%
------------------------------------------------------
Net Fund Operating Expenses*                     1.22%
------------------------------------------------------




 * The Adviser has contractually agreed, until December 31, 2010, to waive fees and/or reimburse the Fund certain expenses (excluding brokerage costs, interest, taxes and dividend and extraordinary expenses) to the extent necessary to maintain Total Fund Operating Expenses for Class Y Shares at 1.20%. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Total Fund Operating Expenses for Class Y shares to exceed the above limits and the repayment is made within three years after the year in which the Adviser incurred the expense.

 (1) Charged to Shares redeemed within 75 days of purchase. Certain exemptions may apply. Please see page 71 for more information.

 (2) "Other Expenses" include operating expenses other than the management fee.

 KENSINGTON REAL ESTATE SECURITIES FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


 Use this table to compare fees and expenses with those of other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
   - $10,000 investment
   - 5% annual return
   - no changes in the Fund's operating expenses
   - redemption at the end of each period (unless as noted otherwise)

 Because this example is hypothetical and for comparison purposes only, your actual costs are likely to be different.

 Expense Example


                                     1           3            5            10
                                   YEAR        YEARS        YEARS         YEARS

Class Y                            $124         $387         $670        $1,477

 [ICON]  KENSINGTON REAL ESTATE SECURITIES FUND

 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS



 TICKER SYMBOL: KREYX


 Investment Objective

 The investment objective of the Fund is to seek total return from both capital appreciation and current income through investing in a portfolio of real estate securities. The Fund offers exposure to real estate as part of an overall asset allocation strategy and is designed for investors who want to maintain a commitment to real estate securities in their portfolios.

 Policies and Strategies

 The Fund pursues its objective by investing primarily in securities of companies in the real estate industry, such as real estate investment trusts ("REITs"), master limited partnerships and other real estate firms. Its investments in these issuers may include common, preferred and convertible stock, debt obligations and other senior securities, rights and warrants to purchase securities, and limited partnership interests. The Fund may also purchase restricted securities (securities which are deemed to be not readily marketable).

 Under normal market conditions, at least 80% of the Fund's assets (consisting of net assets plus the amount of any borrowings for investment purposes) will be invested in securities of issuers engaged primarily in the real estate business. The Fund will deem an issuer to be primarily in the real estate business if it derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or if it has at least 50% of its assets invested in real estate. Real estate companies may include REITs, real estate operating companies, companies operating businesses that own a substantial amount of real estate (such as hotels and assisted living facilities) and development companies. For liquidity, the Fund will normally invest a portion of its assets in high quality debt securities (securities rated within the top two rating categories by a nationally recognized rating agency), money market instruments and repurchase agreements. For temporary defensive purposes, under unusual market conditions, the Fund may invest in these instruments without limit. During periods that the Fund is investing defensively, it will not be pursuing its investment objective.

 KENSINGTON REAL ESTATE SECURITIES FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Policies and Strategies
 continued


 The Fund is not a diversified investment company, which means that it may invest greater proportions of its assets in individual issuers than a diversified investment company.

 The Fund may determine to limit sales of its shares from time to time, depending on the range of attractive investment opportunities available to it. The Fund may be closed to new investors at the discretion of the Adviser. Existing shareholders may continue to make additional investments after any such closing.

 In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective. The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving its investment objective. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the Adviser, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to stockholders, will be taxable as ordinary income.


 Principal Risks of Investing in the Fund

 An investment in the Fund is subject to investment risks, and you can lose money on your investment. More specifically, the Fund may be affected by the following types of risks:

 The Fund's real estate security investments expose it to the risks of the commercial real estate market. Real estate values (and the values of real estate-related securities) fluctuate with changes in general and local economic conditions such as overbuilding, employment conditions, operating costs and factors affecting particular neighborhoods. Real estate values are also affected by changes in interest rates and governmental actions such as tax and zoning changes, rent restrictions, and infrastructure maintenance. The value of REIT securities can, additionally, be affected by changes in tax law for REITs, or failure of a particular REIT to qualify for favorable tax treatment.

 While the Fund intends to comply with tax laws applicable to investment companies which require it to be diversified as to at least half of its assets, the

 KENSINGTON REAL ESTATE SECURITIES FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued

 Fund's non-diversified status means that it is able to concentrate up to half of its portfolio in the securities of a few issuers. Should the Fund pursue this strategy, it would be more exposed to risks affecting those issuers than if it held a more diversified portfolio.

 Restricted securities are not registered for public sale and thus cannot easily be disposed of by the Fund, particularly at a desirable price. Because they are not publicly traded, they may also be difficult to price accurately.

 EQUITY RISK: The value of the equity securities held by the Fund, and thus of the Fund's shares, can fluctuate -- at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector.

 MARKET RISK: The Fund's portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Factors that are part of market risk include interest rate fluctuations, quality of instruments in the Fund's portfolio, national and international economic and political conditions and general market conditions and market psychology.

 INTEREST RATE RISK: In addition to the sensitivity of real estate-related securities to changes in interest rates, the value of the Fund's investments in debt instruments will tend to fall if current interest rates increase and to rise if current interest rates decline.

 CREDIT RISK: The value of the Fund's debt instruments will generally decline if the credit rating of the issuer declines, while their value will be favorably affected by an increased credit rating. Also, an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

 SECURITIES LENDING RISK: There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.

 BORROWING: The Fund may borrow subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the NAV of the Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest

 KENSINGTON REAL ESTATE SECURITIES FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued

 and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

 RESTRICTED AND ILLIQUID SECURITIES RISK: If a security is illiquid, the Fund may not be able to sell the security at a time when the Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

 [ICON]  KENSINGTON SELECT INCOME FUND

 RISK/RETURN SUMMARY AND FUND EXPENSES



Investment          The Fund seeks high current income and
Objective           potential for modest long term growth of
                    capital.

Principal           The Fund invests primarily in real estate
Investment          securities, including securities issued
Strategies          by real estate investment trusts
                    ("REITs"), master limited partnerships
                    and other real estate companies.
                    Investments in these issuers include
                    preferred stock, convertible preferred
                    stock, debt securities, and other senior
                    securities. The Fund may also invest in
                    common stock, rights or warrants to
                    purchase securities, and limited
                    partnership interests. The Fund may
                    engage in transactions designed to hedge
                    its portfolio against market declines.
                    The Fund may utilize limited portfolio
                    leverage in pursuit of its objectives.

Principal           Because the value of the Fund's
Investment Risks    investments will fluctuate with market
                    conditions, so will the value of your
                    investment in the Fund. You could lose
                    money on your investment in the Fund, or
                    the Fund could underperform other
                    investments. Some of the Fund's holdings
                    may underperform its other holdings. The
                    Fund will be significantly exposed to the
                    risks of the real estate market. The Fund
                    is non-diversified, which means that it
                    is more vulnerable to risks affecting a
                    particular issuer than a diversified
                    fund. Additionally, the Fund can buy
                    securities with borrowed money (a form of
                    leverage), which can magnify the Fund's
                    gains and losses.

Who May             Consider investing in the Fund if you
Want to Invest?     are:
                      - seeking quarterly income.
                      - wishing to add an income component to
                        your portfolio, with modest growth
                        potential.
                      - willing to accept the risks of
                        investing in real estate-related
                        securities in exchange for
                        potentially higher long term returns.

                    This Fund will not be appropriate for
                    anyone:
                      - pursuing a short-term goal or
                        investing emergency reserves.
                      - seeking safety of principal.


 KENSINGTON SELECT INCOME FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


  The bar chart and table on this page show how the Fund has performed. The bar chart illustrates the risks of investing in the Fund by showing the Fund's year-by-year total annual returns and how the annual performance has varied. The table below it compares the Fund's performance over time to that of its benchmark index, the Merrill Lynch Preferred Index.(2) The bar chart and table assume reinvestment of dividends and distributions.


   Performance Bar Chart and Table
   TOTAL ANNUAL RETURNS AS OF 12/31/07*


2002                                   16.94
2003                                   23.97
2004                                   11.30
2005                                   -1.99
2006                                   15.61
2007                                  -24.02



Of course, past performance does not indicate how the Fund will perform in the future.

  Best quarter:                                                Q2 2003  10.62%
  Worst quarter:                                              Q4 2007  -15.35%

                       PERFORMANCE TABLE
                       AVERAGE ANNUAL TOTAL RETURNS
                       (for the period ending December 31, 2007)



                              FUND         PAST   PAST        SINCE
                              INCEPTION    YEAR   FIVE YEARS  INCEPTION
------------------------------------------------------------
Return Before Taxes(1)         3/30/01   -24.02%     3.53%      8.98%
                          ---------------------------------------------

Return After Taxes on
Distributions(1)               3/30/01   -25.22%     1.08%      6.16%
                          ---------------------------------------------

Return After Taxes on
Distributions and Sale of
Fund Shares(1)                 3/30/01   -15.10%     1.96%      6.38%
                          ---------------------------------------------

The Merrill Lynch
Preferred Index(2)             3/30/01   -11.31%     2.17%      3.68%
-----------------------------------------------------------------------



 * Class Y Shares of the Fund were not in existence prior to April 28, 2006, and therefore, the performance that is presented for the periods prior to April 28, 2006 is based on the performance of the Class A Shares of the Fund since the inception of the Fund. The returns for the Class Y shares will differ from the returns for the Class A Shares because of differences in expenses of each share class. Class Y Shares are not subject to the Rule 12b-1 service and distribution fees that Class A Shares are subject to and Class Y Shares will therefore generally have lower expenses than Class A Shares. In addition, Class A Shares are subject to a front-end sales charge that the Class Y Shares are not subject to. The Fund offers four different classes of shares and each class of shares has different characteristics and are subject to different fees and expenses.

 (1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (2) The Merrill Lynch Preferred Index is a capitalization-weighted index of preferred stock issues that is generally representative of the market for preferred securities. The index does not reflect the deduction of expenses or taxes associated with a mutual fund.

 KENSINGTON SELECT INCOME FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


 As an investor in the Class Y Shares of the Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

 Fees and Expenses*

SHAREHOLDER TRANSACTION FEES (FEES PAID BY
YOU DIRECTLY)
------------------------------------------------------
Maximum sales charge (load) on purchases          None
------------------------------------------------------
Maximum deferred sales charge (load)              None
------------------------------------------------------
75-day Redemption Fee(1)                         1.00%


ANNUAL FUND OPERATING EXPENSES (PAID FROM
  FUND ASSETS)
------------------------------------------------------
Management Fee                                   1.00%
------------------------------------------------------
Distribution and Service (12b-1) Fees             None
------------------------------------------------------
Other Expenses(2)
------------------------------------------------------
  Dividend & Interest Expense                    0.65%
------------------------------------------------------
  Remainder of Other Expenses                    0.25%
------------------------------------------------------
Acquired Fund Fees & Expenses(3)                 0.15%
------------------------------------------------------
Total Fund Operating Expenses*                   2.05%
------------------------------------------------------
Fee Expense Reimbursement*                       0.00%
------------------------------------------------------
Net Fund Operating Expenses*                     2.05%
------------------------------------------------------



 * The Adviser has contractually agreed, until December 31, 2010, to waive fees and/or reimburse the Fund certain expenses (excluding (1) extraordinary expenses and (2) dividend and interest expense) to the extent necessary to maintain Total Fund Operating Expenses for Class Y Shares at 1.35%. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Total Fund Operating Expenses for a class of shares to exceed the above limits and the repayment is made within three years after the year in which the Adviser incurred the expense. Shown below are the net expenses of the Fund for the fiscal year ended 12/31/07 reflecting certain non-reimbursable expenses.


Net Fund Operating Expenses
  (Including Dividend and Interest Expense and
  Excluding Acquired Fund Fees & Expenses)............    1.90%
Non-Reimbursable Dividend and Interest Expense........    (0.-
                                                            65)%

                                                          ----
Net Fund Operating Expenses
  (Excluding Dividend and Interest Expense)...........    1.25%



 While the Fund may incur dividend expense on securities sold short and interest expense on borrowed amounts, the Fund may also receive interest income on the proceeds of such short sales as well as dividend income on investments made with such borrowed amounts. Such interest and dividend income is not reflected in the expense ratios in the above tables.
 (1) Charged to Shares redeemed within 75 days of purchase. Certain exemptions may apply. Please see page 71 for more information.
 (2) "Other Expenses" include operating expenses other than the management fee and include dividend and interest expense.
 (3) "Acquired Fund Fees & Expenses" are those expenses incurred indirectly by the Fund as a result of investments in shares of one or more investment companies or pooled investment vehicles (referred to as "Acquired Funds").

 KENSINGTON SELECT INCOME FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


 Use this table to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
   - $10,000 investment.
   - 5% annual return.
   - redemption at the end of each period.
   - no changes in the Fund's operating expenses.

 Because this example is hypothetical and for comparison purposes only, your actual costs are likely to be different.

 Expense Example


                                    1           3             5            10
                                  YEAR        YEARS         YEARS         YEARS

Class Y                           $208         $643        $1,103        $2,379

 [ICON]  KENSINGTON SELECT INCOME FUND

 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS



 TICKER SYMBOL: KIFYX

 Investment Objective

 The investment objective of the Kensington Select Income Fund is to seek high current income and potential for modest long term growth of capital.

 Policies and Strategies

 The Fund pursues its objective by investing primarily in securities of companies in the real estate industry, such as real estate investment trusts ("REITs"), master limited partnerships and other real estate firms. Its investments in these issuers are expected to include preferred stock, convertible preferred stock, debt obligations and other senior securities. The Fund may invest in common stock, rights and warrants to purchase securities, and limited partnership interests to the extent the adviser deems appropriate. There can be no assurance the Fund will achieve its investment objective.

 The Adviser uses a variety of strategies in managing the Fund's investments. It may engage in transactions designed to hedge against changes in the price of the Fund's portfolio securities, such as purchasing put options or selling securities short. The Fund has a limited ability to leverage its portfolio by borrowing money to purchase securities, and it may lend its portfolio securities to generate additional income. The Fund may purchase restricted securities (securities which are deemed to be not readily marketable).

 Under normal market conditions, at least 80% of the Fund's net assets will be invested in income-producing securities. The Fund's investments will also be predominantly in issuers engaged primarily in the real estate business. The Fund will deem an issuer to be primarily in the real estate business if it derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or if it has at least 50% of its assets invested in real estate. Real estate companies may include REITs, real estate operating companies, companies operating businesses that own a substantial amount of real estate (such as hotels and assisted living facilities) and development companies. For liquidity, the Fund may invest a portion of its assets in high quality debt securities (securities rated within the top two rating categories by a nationally recognized rating agency), money market instruments and repurchase agreements. For temporary defensive purposes, under unusual market conditions, the Fund may invest in these instruments without limit. During periods that the Fund is investing defensively, it will not be pursuing its investment objective.

 KENSINGTON SELECT INCOME FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Policies and Strategies
 continued

 The Fund is not a diversified investment company, which means that it may invest greater proportions of its assets in individual issuers than a diversified investment company.

 In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective. The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving its investment objective. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the Adviser, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to stockholders, will be taxable as ordinary income.

 Principal Risks of Investing in the Fund

 An investment in the Fund is subject to investment risks, and you can lose money on your investment. More specifically, the Fund may be affected by the various types of risks discussed below.

 The Fund's real estate security investments expose it to the risks of the commercial real estate market. Real estate values (and the values of real estate-related securities) fluctuate with changes in general and local economic conditions such as overbuilding, employment conditions, operating costs and factors affecting particular neighborhoods. Real estate values are also affected by changes in interest rates and governmental actions such as tax and zoning changes, rent restrictions, and infrastructure maintenance. The value of REIT securities can, additionally, be affected by changes in tax law for REITs, or failure of a particular REIT to qualify for favorable tax treatment.

 While the Fund intends to comply with tax laws applicable to investment companies which require it to be diversified as to at least half of its assets, the Fund's non-diversified status means that it is able to concentrate up to half its portfolio in the securities of a few issuers. Should the Fund pursue this strategy, it would be more exposed to risks affecting those issuers than if it held a more diversified portfolio.

 KENSINGTON SELECT INCOME FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS



 Principal Risks of Investing in the Fund continued

 The Fund may borrow amounts up to one-third of the value of its assets and may use borrowed funds to purchase securities for the Fund. This practice, known as "leveraging," will increase returns to the Fund if the additional securities purchased increase in value more than the interest and other costs of borrowing. If the additional securities lose value, however, the loss to the Fund will be greater than if borrowed funds had not been used to make the purchase. Thus, while leveraging may produce higher returns leveraging is also considered to increase risk.

 The Fund may loan certain securities in its portfolio. The loan will be fully collateralized and marked-to-market throughout the period of the loan. The Fund may experience delays in getting the securities returned and may not receive mark-to-market payments if the borrower enters bankruptcy or has other financial problems.

 Short sales can cause a loss to the Fund if the price of the security sold short increases between the date of the short sale and the date on which the Fund must settle the transaction.

 Restricted securities are not registered for public sale and thus cannot easily be disposed of by the Fund, particularly at a desirable price. Because they are not publicly traded, they may also be difficult to price accurately.

 CREDIT RISK: The value of the Fund's debt instruments will generally decline if the credit rating of the issuer declines, while their value will be favorably affected by an increased credit rating. Also, an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

 INTEREST RATE RISK: In addition to the sensitivity of real estate-related securities to changes in interest rates, the value of the Fund's investments in debt instruments will tend to fall if current interest rates increase and to rise if current interest rates decline.

 MARKET RISK: The Fund's portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Factors that are part of market risk include interest rate fluctuations, quality of instruments in the Fund's portfolio, national and international economic and political conditions and general market conditions and market psychology.

 KENSINGTON SELECT INCOME FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS



 Principal Risks of Investing in the Fund continued

 EQUITY RISK: The value of the equity securities held by the Fund, and thus of the Fund's shares, can fluctuate -- at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector.

 HEDGING RISKS: The Fund's hedging activities, although they are designed to help offset negative movements in the markets for the Fund's investments, will not always be successful. Moreover, they can cause the Fund to lose money or fail to get the benefit of a gain. Among other things, these negative effects can occur if the market moves in a direction that the Fund's investment adviser does not expect or if the Fund cannot close out its position in a hedging instrument.

 SECURITIES LENDING RISK: There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.

 BORROWING: The Fund may borrow subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the NAV of the Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

 RESTRICTED AND ILLIQUID SECURITIES RISK: If a security is illiquid, the Fund may not be able to sell the security at a time when the Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

 [ICON]  KENSINGTON STRATEGIC REALTY FUND

 RISK/RETURN SUMMARY AND FUND EXPENSES


Investment         The Fund seeks total return through a
Objective          combination of high current income
                   relative to equity investment
                   alternatives, plus long term growth of
                   capital.
Principal          The Fund invests, under normal
Investment         circumstances, at least 80% of its net
Strategies         assets in real estate securities,
                   including securities issued by real
                   estate investment trusts ("REITs"),
                   master limited partnerships and other
                   real estate companies. Investments in
                   these issuers include common, convertible
                   and preferred stock and debt securities,
                   rights or warrants to purchase common
                   stock, and limited partnership interests.
                   The Fund may engage in transactions
                   designed to hedge its portfolio against
                   market declines. The Fund may also
                   utilize limited portfolio leverage in
                   pursuit of its objectives. The Fund may
                   invest in both U.S. and non-U.S. real
                   estate securities.
Principal          Because the value of the Fund's
Investment Risks   investments will fluctuate with market
                   conditions, so will the value of your
                   investment in the Fund. You could lose
                   money on your investment in the Fund, or
                   the Fund could underperform other
                   investments. Some of the Fund's holdings
                   may underperform its other holdings. The
                   Fund will be significantly exposed to the
                   risks of the real estate market. The Fund
                   is non-diversified, which means that it
                   is more vulnerable to risks affecting a
                   particular issuer than a diversified fund
                   would be. Additionally, the Fund can buy
                   securities with borrowed money (a form of
                   leverage), which can magnify the Fund's
                   gains and losses. The Fund may invest in
                   non-U.S. securities and is therefore
                   subject to risks related to investment
                   outside the U.S. including currency risk,
                   political risk and regulatory risk.
Who May            Consider investing in the Fund if you
Want to Invest?    are:
                     - seeking quarterly income
                     - wishing to add a growth component to
                       your portfolio
                     - willing to accept the risks of
                       investing in real estate-related
                       securities in exchange for
                       potentially higher long term returns

                   This Fund will not be appropriate for
                   anyone:
                     - pursuing a short-term goal or
                       investing emergency reserves
                     - seeking safety of principal


 KENSINGTON STRATEGIC REALTY FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


  The bar chart and table on this page show how the Fund has performed. The bar chart illustrates the risks of investing in the Fund by showing the Fund's year-by-year total annual returns and how the annual performance has varied. The table below it compares the Fund's performance over time to that of its benchmark index, the FTSE NAREIT Composite Index.(4) The bar chart and table assume reinvestment of dividends and distributions.


Performance Bar Chart and Table
TOTAL ANNUAL RETURNS AS OF 12/31/07*


2000                                   27.05
2001                                   30.15
2002                                    4.14
2003                                   31.83
2004                                   27.63
2005                                    4.76
2006                                   30.36
2007                                  -21.55




Of course, past performance does not indicate how the Fund will perform in the future.

  Best quarter:                                                Q4 2004  18.28%
  Worst quarter:                                              Q4 2007  -14.58%




                        PERFORMANCE TABLE
                        AVERAGE ANNUAL TOTAL RETURNS
                        (for the period ending December 31, 2007)


                                       FUND        PAST      PAST         SINCE
                                       INCEPTION   YEAR      FIVE YEARS   INCEPTION
                                     ----------------------------------------------
Return Before Taxes(1)                  9/15/99    -21.55%     12.51%       17.43%
                                     ----------------------------------------------
Return After Taxes on
Distributions(1)                        9/15/99    -24.16%      9.23%       13.70%
                                     ----------------------------------------------
Return After Taxes on
Distributions and Sale of Fund
Shares(1)                               9/15/99    -11.33%      9.81%       13.66%
                                     ----------------------------------------------
FTSE NAREIT Composite Index(2)          9/15/99    -17.74%     16.57%       14.95%



 * Class Y Shares of the Fund were not in existence prior to April 28, 2006, and therefore, the performance that is presented for the periods prior to April 28, 2006 is based on the performance of the Class A Shares of the Fund since the inception of the Fund. The returns for the Class Y shares will differ from the returns for the Class A Shares because of differences in expenses of each share class. Class Y Shares are not subject to the Rule 12b-1 service and distribution fees that Class A Shares are subject to and Class Y Shares will therefore generally have lower expenses than Class A Shares. In addition, Class A Shares are subject to a front-end sales charge that the Class Y Shares are not subject to. The Fund offers four different classes of shares and each class of shares has different characteristics and are subject to different fees and expenses.

 (1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (2) The FTSE NAREIT Composite Index is an unmanaged index consisting of approximately 200 Real Estate Investment Trust stocks. The index does not reflect the deduction of expenses or taxes associated with a mutual fund.

 KENSINGTON STRATEGIC REALTY FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


 As an investor in the Class Y Shares of the Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

 Fees and Expenses*


SHAREHOLDER TRANSACTION FEES (PAID BY YOU DIRECTLY)
---------------------------------------------------------------
Maximum sales charge (load) on purchases                   None

---------------------------------------------------------------
Maximum deferred sales charge (load)                       None

---------------------------------------------------------------
75-day Redemption Fee(1)                                  1.00%
ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)
---------------------------------------------------------------
Management Fee (Including Performance Adjustments)(2)     1.05%

---------------------------------------------------------------
Distribution and Service (12b-1) Fees                      None

---------------------------------------------------------------
Other Expenses(3)

---------------------------------------------------------------
  Dividend & Interest Expense                             1.52%

---------------------------------------------------------------
  Remainder of Other Expenses                             0.24%

---------------------------------------------------------------
Total Fund Operating Expenses*                            2.81%

---------------------------------------------------------------
Fee Expense Reimbursement*                                0.00%

---------------------------------------------------------------
Net Fund Operating Expenses*                              2.81%

---------------------------------------------------------------



 * The Adviser has contractually agreed, until December 31, 2010 to waive fees and/or reimburse the Fund certain expenses (excluding (1) increases to the advisory fee due to performance adjustments, (2) extraordinary expenses and (3) dividend and interest expense) to the extent necessary to maintain Total Fund Operating Expenses for Class Y Shares at 2.00%. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Total Fund Operating Expenses for a class of shares to exceed the above limits and the repayment is made within three years after the year in which the Adviser incurred the expense. Shown below are the net expenses of the Fund for the fiscal year ended 12/31/07 reflecting performance fee adjustments to the base fee of 1.50% and certain other non-reimbursable expenses.


Net Fund Operating Expenses
  (Including Performance Adjustments and Dividend and
  Interest Expense)..................................       2.81%
Management Fee -- Performance Adjustment.............       0.45%
Non-Reimbursable Dividend and Interest Expense.......      (1.52)%


Net Fund Operating Expenses (Excluding Performance
  Adjustments and Dividend and Interest Expense).....       1.74%



 While the Fund may incur dividend expense on securities sold short and interest expense on borrowed amounts, the Fund may also receive interest income on the proceeds of such short sales as well as dividend income on investments made with such borrowed amounts. Such interest and dividend income is not reflected in the expense ratios in the above tables.
 In accordance with the terms of the expense limitation agreement between the Fund and the Adviser, certain of the fees previously waived and certain of the expenses previously reimbursed by the Adviser are being recouped.

 (1) Charged to Shares redeemed within 75 days of purchase. Certain exemptions may apply. Please see page 71 for more information.

 KENSINGTON STRATEGIC REALTY FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


 (2) The management fee is a fulcrum-type performance fee that varies on a monthly basis depending on the Fund's performance relative to that of the FTSE NAREIT Composite Index. (See the section titled "Fund Management -- the Investment Adviser" of this Prospectus for a complete description of the Fund's management fee.) The fee set forth in the fee table above represents the actual management fee paid by the Fund to the Adviser for the fiscal year ended December 31, 2007 (it is composed of the base fee minus negative performance adjustments equal to, in the aggregate, 0.45% of the Fund's average daily net asset for that period).

 (3) "Other Expenses" include operating expenses other than the management fee and distribution fee and include dividend and interest expense.


 Use this table to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of each period
  - no changes in the Fund's operating expenses

 Because this example is hypothetical and for comparison purposes only, your actual costs are likely to be different.

 Expense Example


                                    1           3             5            10
                                  YEAR        YEARS         YEARS         YEARS

Class Y                           $284         $871        $1,484        $3,138

 [ICON]  KENSINGTON STRATEGIC REALTY FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS



 TICKER SYMBOL: KSRYX


 Investment Objective

 The investment objective of the Kensington Strategic Realty Fund is to seek total return through a combination of high current income relative to equity investment alternatives, plus long term growth of capital.


 Policies and Strategies

 The Fund pursues its objective by investing primarily in securities of companies in the real estate industry, such as real estate investment trusts ("REITs"), master limited partnerships and other real estate firms. Its investments in these issuers may include common, preferred and convertible stock, debt obligations and other senior securities, rights and warrants to purchase securities, and limited partnership interests. The Fund may invest in both U.S. and non-U.S. real estate securities.

 The Adviser uses a variety of strategies in managing the Fund's investments. It may engage in transactions designed to hedge against changes in the price of the Fund's portfolio securities, such as purchasing put options or selling securities short. The Fund may also leverage its portfolio by borrowing money to purchase securities, and it may lend its portfolio securities to generate additional income. The Fund may also purchase restricted securities (securities which are deemed to be not readily marketable).

 Under normal market conditions, at least 80% of the Fund's net assets will be invested in securities of issuers engaged primarily in the real estate business. The Fund will deem an issuer to be primarily in the real estate business if it derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or if it has at least 50% of its assets invested in real estate. Real estate companies may include REITs, real estate operating companies, companies operating businesses that own a substantial amount of real estate (such as hotels and assisted living facilities) and development companies. For liquidity, the Fund will normally invest a portion of its assets in high quality debt securities (securities rated within the top two rating categories by a nationally recognized rating agency), money market instruments and repurchase agreements. For temporary defensive purposes, under unusual market conditions, the Fund may invest in these instruments without limit. During periods that the Fund is investing defensively, it will not be pursuing its investment objective.

 The Fund may invest in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles.

 KENSINGTON STRATEGIC REALTY FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Policies and Strategies
 continued

 The Fund may also invest in securities of foreign companies in the form of America Depositary Receipts (ADRs) and European Depositary Receipts (EDRs). Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security. EDRs, in bearer form, are designed for use in the European securities markets.

 The Fund may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies.

 The Fund is not a diversified investment company, which means that it may invest greater proportions of its assets in individual issuers than a diversified investment company.

 The Fund may determine to limit sales of its shares from time to time, depending on the range of attractive investment opportunities available to it. The Fund intends to close to new investors upon reaching a net asset value equal to 0.50% of the then current market capitalization of the FTSE NAREIT Composite Index and reopen for such periods as the Fund's net assets fall below such 0.50%. Any closing of the Fund under these provisions will occur beginning 45 days after the close of the quarter in which the Fund reaches, and continues to have, a size which triggers such closing. The Fund will reopen to new investors on the first day of any month following a drop below this 0.50% level, provided the Fund is still below that level. Existing shareholders may continue to make additional investments after any such closing.

 Due to its trading strategies, the Fund may experience a portfolio turnover rate of over 100%. Funds with high turnover rates (over 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you will pay taxes, even if you do not sell any shares by year-end). In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective.

 KENSINGTON STRATEGIC REALTY FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund

 An investment in the Fund is subject to investment risks, and you can lose money on your investment. More specifically, the Fund may be affected by the following types of risks:

 The Fund's real estate security investments expose it to the risks of the commercial real estate market. Real estate values (and the values of real estate-related securities) fluctuate with changes in general and local economic conditions such as overbuilding, employment conditions, operating costs and factors affecting particular neighborhoods. Real estate values are also affected by changes in interest rates and governmental actions such as tax and zoning changes, rent restrictions, and infrastructure maintenance. The value of REIT securities can, additionally, be affected by changes in tax law for REITs, or failure of a particular REIT to qualify for favorable tax treatment.

 While the Fund intends to comply with tax laws applicable to investment companies which require it to be diversified as to at least half of its assets, the Fund's non-diversified status means that it is able to concentrate up to half it portfolio in the securities of a few issuers. Should the Fund pursue this strategy, it would be more exposed to risks affecting those issuers than if it held a more diversified portfolio.

 The Fund may borrow amounts up to one-third of the value of its assets and may use borrowed funds to purchase securities for the Fund. This practice, known as "leveraging," will increase returns to the Fund if the additional securities purchased increase in value more than the interests and other costs of borrowing. If the additional securities lose value, however, the loss to the Fund will be greater than if borrowed funds had not been used to make the purchase. Thus, leveraging is considered to increase risk.

 The Fund may loan certain securities in its portfolio. The loan will be fully collateralized and marked-to-market throughout the period of the loan. The Fund may experience delays in getting the securities returned and may not receive mark-to-market payments if the borrower enters bankruptcy or has other financial problems.

 Short sales can cause a loss to the Fund if the price of the security sold short increases between the date of the short sale and the date on which the Fund must settle the transaction.

 Restricted securities are not registered for public sale and thus cannot easily be disposed of by the Fund, particularly at a desirable price. Because they are not publicly traded, they may also be difficult to price accurately.

 KENSINGTON STRATEGIC REALTY FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued

 The Fund pays the Adviser a fee based on the Fund's performance relative to the FTSE NAREIT Composite Index. This arrangement could provide an incentive to the Adviser to seek special opportunities that may involve greater risks than if a non-performance fee arrangement had been adopted. Conversely, the Adviser could be motivated to avoid risk in order to minimize fluctuations in its performance based fee.

 EQUITY RISK: The value of the equity securities held by the Fund, and thus of the Fund's shares, can fluctuate -- at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector.

 MARKET RISK: The Fund's portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Factors that are part of market risk include interest rate fluctuations, quality of instruments in the Fund's portfolio, national and international economic and political conditions and general market conditions and market psychology.

 INTEREST RATE RISK: In addition to the sensitivity of real estate-related securities to changes in interest rates, the value of the Fund's investments in debt instruments will tend to fall if current interest rates increase and to rise if current interest rates decline.

 CREDIT RISK: The value of the Fund's debt instruments will generally decline if the credit rating of the issuer declines, while their value will be favorably affected by an increased credit rating. Also, an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

 HEDGING RISKS: The Fund's hedging activities, although they are designed to help offset negative movements in the markets for the Fund's investments, will not always be successful. Moreover, they can also cause the Fund to lose money or fail to get the benefit of a gain. Among other things, these negative effects can occur if the market moves in a direction that the Fund's investment adviser does not expect or if the Fund cannot close out its position in a hedging instrument.

 SECURITIES LENDING RISK: There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.

 KENSINGTON STRATEGIC REALTY FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued

 BORROWING: The Fund may borrow subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the NAV of the Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

 RESTRICTED AND ILLIQUID SECURITIES RISK: If a security is illiquid, the Fund may not be able to sell the security at a time when the Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.


 Risks of Investing in Foreign Securities

 Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, possible security illiquidity, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

 In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency, and balance of payments position. Also, certain investments in foreign securities also may be subject to foreign withholding taxes.

 KENSINGTON STRATEGIC REALTY FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Risks of Investing in Foreign Securities continued

 POLITICAL RISK: The value of the Fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries. Investments in foreign securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Certain countries in which the Fund may invest, especially emerging market countries, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. In addition, with respect to certain foreign countries, there is a risk of the possibility of expropriation of assets, confiscatory taxation, difficulty in obtaining or enforcing a court judgment, economic, political or social instability, and diplomatic developments that could affect investments in those countries.

 OVERSEAS EXCHANGES RISK: The Fund may engage in transactions on a number of overseas stock exchanges. It is possible that market practices relating to clearance and settlement of securities transactions and custody of assets can pose increased risk to the Fund and may involve delays in obtaining accurate information on the value of securities (which may, as a result affect the calculation of the Fund's net asset value per share ("NAV")).

 The Fund may engage in transactions in the stock markets of emerging market countries. Emerging market country stock markets, in general, are less liquid, smaller and less regulated than many of the developed country stock markets. Purchases and sales of investments may take longer than would otherwise be expected on developed stock markets and transactions may need to be conducted at unfavorable prices.

 FOREIGN CURRENCY RISK: Although the Fund will report its net asset value and pay dividends in U.S. dollars, foreign securities often are purchased with and make interest payments in foreign currencies. Therefore, when the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Furthermore, insofar as the Fund invests in emerging markets, there is a higher risk of currency depreciation. Historically, most emerging market country currencies have experienced significant depreciation against the U.S. dollar. Some emerging market country currencies may continue to fall in value against the U.S. dollar.

 KENSINGTON STRATEGIC REALTY FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Risks of Investing in Foreign Securities continued

 CURRENCY HEDGING RISK: The Fund may engage in various investments that are designed to hedge the Fund's foreign currency risks. While these transactions will be entered into to seek to manage these risks, these investments may not prove to be successful or may have the effect of limiting the gains from favorable market movements.

 As a result of these potential risks, the Adviser may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. The Fund may invest in countries in which foreign investors, including the Adviser, have had no or limited prior experience.

 [ICON]  KENSINGTON INTERNATIONAL REAL ESTATE FUND

 RISK/RETURN SUMMARY AND FUND EXPENSES


Investment          The Fund seeks total return from both
Objective           capital appreciation and current income
                    through investing in a portfolio of non-
                    U.S. real estate securities.

Principal           The Fund invests, under normal
Investment          circumstances, at least 80% of its net
Strategies          assets in non-U.S. real estate
                    securities, including securities issued
                    by real estate investment trusts
                    ("REITs"), master limited partnerships
                    and other real estate companies.
                    Investments in these issuers include
                    common, convertible and preferred stock
                    and debt securities, rights or warrants
                    to purchase common stock, and limited
                    partnership interests.

Principal           Because the value of the Fund's
Investment Risks    investments will fluctuate with market
                    conditions, so will the value of your
                    investment in the Fund. You could lose
                    money on your investment in the Fund, or
                    the Fund could underperform other
                    investments. Some of the Fund's holdings
                    may underperform its other holdings. The
                    Fund will be significantly exposed to the
                    risks of the real estate market. The Fund
                    is non-diversified, which means that it
                    is more vulnerable to risks affecting a
                    particular issuer than a diversified fund
                    would be. The Fund invests primarily in
                    international securities and is therefore
                    subject to risks related to investment
                    outside the U.S. including currency risk,
                    political risk and regulatory risk.

Who May             Consider investing in the Fund if you
Want to Invest?     are:

                      - wishing to add a growth component to
                        your portfolio

                      - willing to accept the risks of
                        investing in international real
                        estate-related securities in exchange
                        for potentially higher long term
                        returns

                      - seeking exposure to non-U.S. real
                        estate securities

                    This Fund will not be appropriate for
                    anyone:

                      - pursuing a short-term goal or
                        investing emergency reserves

                      - seeking safety of principal


 KENSINGTON INTERNATIONAL REAL ESTATE FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


  The bar chart and table on this page show how the Fund has performed. The bar chart illustrates the risks of investing in the Fund by showing the Fund's year-by-year total annual returns and how the annual performance has varied. The table below it compares the Fund's performance to that of its benchmark index, the FTSE EPRA/NAREIT Global Real Estate Index ex-US(4). The bar chart and table assume reinvestment of dividends and distributions.


  Performance Bar Chart and Table
  TOTAL ANNUAL RETURN AS OF 12/31/07


2007                                  -3.39




Of course, past performance does not indicate how the Fund will perform in the future.

  Best quarter:                                                 Q1 2007  7.49%
  Worst quarter:                                                Q4 2007 -8.78%


                       PERFORMANCE TABLE
                       AVERAGE ANNUAL TOTAL RETURNS
                       (for the period ending December 31, 2007)


                               FUND                  SINCE
                               INCEPTION  PAST YEAR  INCEPTION
---------------------------------------------------
Return Before Taxes(1)          4/28/06     -3.39%     11.04%
                           -----------------------------------
Return After Taxes on
Distributions(1)                4/28/06     -4.11%      9.98%
                           -----------------------------------
Return After Taxes on
Distributions and Sale  of
Fund Shares(1)                  4/28/06     -1.37%      9.08%
                           -----------------------------------
The FTSE EPRA/NAREIT Global
Real Estate Index ex-US(2)      4/28/06     -0.88%     14.61%



 (1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (2) The FTSE EPRA/NAREIT Global Real Estate Index ex-US is designed to track the performance of listed real estate companies and REITs worldwide, excluding U.S. companies. The index does not reflect the deduction of expenses or taxes associated with a mutual fund.

 KENSINGTON INTERNATIONAL REAL ESTATE FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


 As an investor in the Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

Fees and Expenses*
SHAREHOLDER TRANSACTION FEES (PAID BY YOU
DIRECTLY)
------------------------------------------------------
Maximum sales charge (load) on purchases          None
------------------------------------------------------
Maximum deferred sales charge (load)              None
------------------------------------------------------
75-day Redemption Fee(1)                         1.00%
ANNUAL FUND OPERATING EXPENSES (PAID FROM
  FUND ASSETS)
------------------------------------------------------
Management Fee                                   1.00%
------------------------------------------------------
Distribution and Service (12b-1) Fees             None
------------------------------------------------------
Other Expenses(2)                                0.38%
------------------------------------------------------
Total Fund Operating Expenses*                   1.38%
------------------------------------------------------
Fee Expense Recoupment*                          0.03%
------------------------------------------------------
Net Fund Operating Expenses*                     1.41%




 * The Adviser has contractually agreed, until December 31, 2010, to waive fees and/or reimburse the Fund certain expenses (excluding brokerage costs, interest, taxes and dividend and extraordinary expenses) to the extent necessary to maintain Total Fund Operating Expenses for Class Y Shares at 1.40%. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Total Fund Operating Expenses to exceed the above limit and the repayment is made within three years after the year in which the Adviser incurred the expense.

 (1) Charged to Shares redeemed within 75 days of purchase. Certain exemptions may apply. Please see page 71 for more information.

 (2) "Other Expenses" include operating expenses other than the management fee.

 KENSINGTON INTERNATIONAL REAL ESTATE FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


 Use this table to compare fees and expenses with those of other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
   - $10,000 investment
   - 5% annual return
   - no changes in the Fund's operating expenses
   - redemption at the end of each period (unless as noted otherwise)

 Because this example is hypothetical and for comparison purposes only, your actual costs are likely to be different.

 Expense Example


                                     1           3            5            10
                                   YEAR        YEARS        YEARS         YEARS

Class Y                            $144         $446         $764        $1,666

 [ICON]  KENSINGTON INTERNATIONAL REAL ESTATE FUND

 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS



 TICKER SYMBOL: KIRYX


 Investment Objective

 The investment objective of the Fund is to seek total return through growth of capital and current income. The Fund invests primarily in non-U.S. real estate securities in at least three different countries. The Fund may invest up to 20% of its assets in U.S. real estate securities.


 Policies and Strategies

 The Fund seeks to meet its objective by investing, under normal market conditions, at least 80% of its assets in non-U.S. securities of real estate and real estate-related companies. In complying with this 80% investment requirement, the Fund may invest in debt and equity securities, including convertible securities, and its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments, and may include warrants, futures, options, exchange-traded funds, American Depositary Receipts, and European Depositary Receipts. The Fund considers a company to be a real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include equity real estate investment trusts (REITs) that own property and mortgage REITs that make short-term construction and development mortgage loans or that invest in long-term mortgages or mortgage pools, or companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages. A REIT is a type of U.S. real estate company that is dedicated to owning and usually operating income producing real estate or to financing real estate. REITs are not subject to U.S. corporate income tax provided they comply with a number of tax requirements, including the annual distribution to stockholders of at least 90% of their net income. A number of countries around the world have adopted, or are considering adopting, similar REIT-like structures pursuant to which these companies are not subject to corporate income tax in their home countries provided they distribute a significant percentage of their net income each year to stockholders and meet certain other requirements. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

 The Fund may invest in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles. For cash management purposes, the Fund may also hold a portion of its assets in cash or cash equivalents, including shares of money market funds.

 KENSINGTON INTERNATIONAL REAL ESTATE FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Policies and Strategies
 continued


 The Fund may also invest in securities of foreign companies in the form of American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs). Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security. EDRs, in bearer form, are designed for use in the European securities markets.

 The Fund may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies.

 The portfolio managers allocate the Fund's assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the Fund's investment objective. In analyzing specific companies for possible investment, the portfolio managers utilize fundamental real estate analysis and quantitative securities analysis to select investments for the Fund, including analyzing a company's management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company's properties and calculating relative return potential among other things. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

 The Adviser uses a variety of strategies in managing the Fund's investments. It may engage in transactions designed to hedge against changes in the price of the Fund's portfolio securities, such as purchasing put options or selling securities short. The Fund may also leverage its portfolio by borrowing money to purchase securities, and it may lend its portfolio securities to generate additional income. The Fund may also purchase restricted securities (securities which are deemed to be not readily marketable).

 In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in cash, cash equivalents, or high-quality debt instruments. As a result, the Fund may not achieve its investment objective.

 The Fund is not a diversified investment company, which means that it may invest greater proportions of its assets in individual issuers than a diversified investment company.

 The Fund may determine to limit sales of its shares from time to time, depending on the range of attractive investment opportunities available to it. The Fund may

 KENSINGTON INTERNATIONAL REAL ESTATE FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Policies and Strategies
 continued


 be closed to new investors at the discretion of the Adviser. Existing shareholders may continue to make additional investments after any such closing.

 In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective. The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving its investment objective. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the Adviser, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to stockholders, will be taxable as ordinary income.


 Principal Risks of Investing in the Fund

 An investment in the Fund is subject to various risks. There is a risk that you could lose all or a portion of your investment in the Fund and that the income you may receive from your investment may vary. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests. More specifically, the Fund may be affected by the following types of risks:

 GENERAL RISKS: The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

 The Fund may borrow amounts up to one-third of the value of its assets and may use borrowed funds to purchase securities for the Fund. This practice, known as "leveraging," will increase returns to the Fund if the additional securities purchased increase in value more than the interests and other costs of borrowing. If the additional securities lose value, however, the loss to the Fund will be greater than if borrowed funds had not been used to make the purchase. Thus, leveraging is considered to increase risk.

 The Fund may loan certain securities in its portfolio. The loan will be fully collateralized and marked-to-market throughout the period of the loan. The Fund may experience delays in getting the securities returned and may not receive mark-to-market payments if the borrower enters bankruptcy or has other financial problems.

 KENSINGTON INTERNATIONAL REAL ESTATE FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued


 Short sales can cause a loss to the Fund if the price of the security sold short increases between the date of the short sale and the date on which the Fund must settle the transaction.

 Restricted securities are not registered for public sale and thus cannot easily be disposed of by the Fund, particularly at a desirable price. Because they are not publicly traded, they may also be difficult to price accurately.

 Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. The issuers of a debt security may default or otherwise be unable to honor a financial obligation.

 The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

 NON DIVERSIFICATION RISK: As a non-diversified investment company, the Fund may invest in fewer individual companies than a diversified investment company. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a great risk of loss than a fund that has a diversified portfolio.

 INABILITY TO SELL SECURITIES RISK: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized non-U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

 EQUITY RISK: The value of the equity securities held by the Fund, and thus of the Fund's shares, can fluctuate -- at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector.

 KENSINGTON INTERNATIONAL REAL ESTATE FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued


 MARKET RISK: The Fund's portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Factors that are part of market risk include interest rate fluctuations, quality of instruments in the Fund's portfolio, national and international economic and political conditions and general market conditions and market psychology.

 INTEREST RATE RISK: In addition to the sensitivity of real estate-related securities to changes in interest rates, the value of the Fund's investments in debt instruments will tend to fall if current interest rates increase and to rise if current interest rates decline.

 CREDIT RISK: The value of the Fund's debt instruments will generally decline if the credit rating of the issuer declines, while their value will be favorably affected by an increased credit rating. Also, an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

 HEDGING RISKS: The Fund's hedging activities, although they are designed to help offset negative movements in the markets for the Fund's investments, will not always be successful. Moreover, they can also cause the Fund to lose money or fail to get the benefit of a gain. Among other things, these negative effects can occur if the market moves in a direction that the Fund's investment adviser does not expect or if the Fund cannot close out its position in a hedging instrument.

 SECURITIES LENDING RISK: There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.

 BORROWING: The Fund may borrow subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the NAV of the Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

 RESTRICTED AND ILLIQUID SECURITIES RISK: If a security is illiquid, the Fund may not be able to sell the security at a time when the Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to

 KENSINGTON INTERNATIONAL REAL ESTATE FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued


 value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.


 Risks of Investing in Foreign Securities


 Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, possible security illiquidity, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

 In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency, and balance of payments position. Also, certain investments in foreign securities also may be subject to foreign withholding taxes.

 POLITICAL RISK: The value of the Fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries. Investments in foreign securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Certain countries in which the Fund may invest, especially emerging market countries, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. In addition, with respect to certain foreign countries, there is a risk of the possibility of expropriation of assets, confiscatory taxation, difficulty in obtaining or enforcing a court judgment, economic, political or social instability, and diplomatic developments that could affect investments in those countries.

 KENSINGTON INTERNATIONAL REAL ESTATE FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Risks of Investing in Foreign Securities continued


 OVERSEAS EXCHANGES RISK: The Fund will engage in transactions on a number of overseas stock exchanges. It is possible that market practices relating clearance and settlement of securities transactions and custody of assets can pose increased risk to the fund and may involve delays in obtaining accurate information on the value of securities (which may, as a result affect the calculation of the Fund's net asset value per share ("NAV")).

 The Fund may engage in transactions in the stock markets of emerging market countries. Emerging market country stock markets, in general, are less liquid, smaller and less regulated than many of the developed country stock markets. Purchases and sales of investments may take longer than would otherwise be expected on developed stock markets and transactions may need to be conducted at unfavorable prices.

 FOREIGN CURRENCY RISK: Although the Fund will report its net asset value and pay dividends in U.S. dollars, foreign securities often are purchased with and make interest payments in foreign currencies. Therefore, when the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Furthermore, insofar as the Fund invests in emerging markets, there is a higher risk of currency depreciation. Historically, most emerging market country currencies have experienced significant depreciation against the U.S. dollar. Some emerging market country currencies may continue to fall in value against the U.S. dollar.

 CURRENCY HEDGING RISK: The Fund may engage in various investments that are designed to hedge the Fund's foreign currency risks. While these transactions will be entered into to seek to manage these risks, these investments may not prove to be successful or may have the effect of limiting the gains from favorable market movements.

 As a result of these potential risks, the Adviser may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. The Fund may invest in countries in which foreign investors, including the Adviser, have had no or limited prior experience.

 [ICON]  KENSINGTON GLOBAL REAL ESTATE FUND

 RISK/RETURN SUMMARY AND FUND EXPENSES


Investment       The Fund seeks total return from both capital
Objective        appreciation and current income through
                 investing in a portfolio of global real
                 estate securities.

Principal        The Fund invests, under normal circumstances,
Investment       at least 80% of its net assets in U.S. and
Strategies       non-U.S. real estate securities, including
                 securities issued by real estate investment
                 trusts ("REITs"), master limited partnerships
                 and other real estate companies. Investments
                 in these issuers include common, convertible
                 and preferred stock and debt securities,
                 rights or warrants to purchase common stock,
                 and limited partnership interests. Under
                 normal market conditions, the Fund will
                 invest significantly (at least 40% of its net
                 assets -- unless market conditions are not
                 deemed favorable by the Adviser, in which
                 case the Fund would invest at least 30% of
                 its net assets) in real estate securities of
                 issuers organized or located outside the U.S.
                 or doing a substantial amount of business
                 outside the U.S. The Fund will allocate its
                 assets among various regions and countries,
                 including the U.S. (but in no less than three
                 different countries).

Principal        Because the value of the Fund's investments
Investment       will fluctuate with market conditions, so
Risks            will the value of your investment in the
                 Fund. You could lose money on your investment
                 in the Fund, or the Fund could underperform
                 other investments. Some of the Fund's
                 holdings may underperform its other holdings.
                 The Fund will be significantly exposed to the
                 risks of the real estate market. The Fund is
                 non-diversified, which means that it is more
                 vulnerable to risks affecting a particular
                 issuer than a diversified fund would be. The
                 Fund invests primarily in global securities
                 and is therefore subject to risks related to
                 investment outside the U.S. including
                 currency risk, political risk and regulatory
                 risk.

Who May          Consider investing in the Fund if you are:
Want to Invest?
                   - wishing to add a growth component to your
                     portfolio

                   - willing to accept the risks of investing
                     in global real estate-related securities in exchange for potentially higher long term returns

                   - seeking some exposure to non-U.S. real
                     estate securities

                 This Fund will not be appropriate for anyone:

                   - pursuing a short-term goal or investing
                     emergency reserves

                   - seeking safety of principal

 KENSINGTON GLOBAL REAL ESTATE FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


  The bar chart and table on this page show how the Fund has performed. The bar chart illustrates the risks of investing in the Fund by showing the Fund's year-by-year total annual returns and how the annual performance has varied. The table below it compares the Fund's performance to that of its benchmark index, the FTSE EPRA/NAREIT Global Real Estate Index(4). The bar chart and table assume reinvestment of dividends and distributions.


   Performance Bar Chart and Table
   TOTAL ANNUAL RETURN AS OF 12/31/07


2007                                  -10.19




Of course, past performance does not indicate how the Fund will perform in the future.

  Best quarter:                                                 Q1 2007  3.52%
 Worst quarter:                                                Q4 2007 -10.95%


                       PERFORMANCE TABLE
                       AVERAGE ANNUAL TOTAL RETURNS
                       (for the period ending December 31, 2007)


                               FUND                  SINCE
                               INCEPTION  PAST YEAR  INCEPTION
---------------------------------------------------
Return Before Taxes(1)          12/29/06   -10.19%    -10.14%
                           -----------------------------------
Return After Taxes on
Distributions(1)                12/29/06   -10.25%    -10.20%
                           -----------------------------------
Return After Taxes on
Distributions and Sale  of
Fund Shares(1)                  12/29/06    -6.35%     -8.53%
                           -----------------------------------
The FTSE EPRA/NAREIT Global
Real Estate Index(2)            12/29/06    -6.92%     -6.96%


 (1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (2) The FTSE EPRA/NAREIT Global Real Estate Index is designed to track the performance of listed real estate companies and REITs worldwide. The index does not reflect the deduction of expenses or taxes associated with a mutual fund.

 KENSINGTON GLOBAL REAL ESTATE FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


     As an investor in the Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

Fees and Expenses*
SHAREHOLDER TRANSACTION FEES (PAID BY YOU
DIRECTLY)
--------------------------------------------------------
Maximum sales charge (load) on purchases            None
--------------------------------------------------------
Maximum deferred sales charge (load)                None
--------------------------------------------------------
75-day Redemption Fee(1)                           1.00%

ANNUAL FUND OPERATING EXPENSES (PAID FROM
  FUND ASSETS)
--------------------------------------------------------
Management Fee                                     1.00%
--------------------------------------------------------
Distribution and Service (12b-1) Fees               None
--------------------------------------------------------
Other Expenses(2)                                  1.39%
--------------------------------------------------------
Total Fund Operating Expenses*                     2.39%
--------------------------------------------------------
Fee Expense Reimbursement*                       (1.10)%
--------------------------------------------------------
Net Fund Operating Expenses*                       1.29%




 * The Adviser has contractually agreed, until December 31, 2010, to waive fees and/or reimburse the Fund certain expenses (excluding brokerage costs, interest, taxes and dividend and extraordinary expenses) to the extent necessary to maintain Total Fund Operating Expenses for Class Y Shares at 1.25%. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Total Fund Operating Expenses to exceed the above limit and the repayment is made within three years after the year in which the Adviser incurred the expense.

 (1) Charged to Shares redeemed within 75 days of purchase. Certain exemptions may apply. Please see page 71 for more information.

 (2) "Other Expenses" include operating expenses other than the management fee.

 KENSINGTON GLOBAL REAL ESTATE FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


 Use this table to compare fees and expenses with those of other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
   - $10,000 investment
   - 5% annual return
   - no changes in the Fund's operating expenses
   - redemption at the end of each period (unless as noted otherwise)

 Because this example is hypothetical and for comparison purposes only, your actual costs are likely to be different.

 Expense Example


                                     1           3            5            10
                                   YEAR        YEARS        YEARS         YEARS

Class Y                            $131         $409         $956        $2,454

 [ICON]  KENSINGTON GLOBAL REAL ESTATE FUND

 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS



 TICKER SYMBOL: KGFYX


 Investment Objective

 The investment objective of the Fund is to seek total return through growth of capital and current income. The Fund invests primarily in global real estate securities.


 Policies and Strategies

 The Fund seeks to meet its objective by investing, under normal market conditions, at least 80% of its assets in U.S. and non-U.S. securities of real estate and real estate-related companies. In complying with this 80% investment requirement, the Fund may invest in debt and equity securities, including convertible securities, and its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments, and may include warrants, futures, options, exchange-traded funds, American Depositary Receipts, and European Depositary Receipts. Under normal market conditions, the Fund will invest significantly (at least 40% of its net assets -- unless market conditions are not deemed favorable by the Adviser, in which case the Fund would invest at least 30% of its net assets) in real estate securities of issuers organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The Fund will allocate its assets among various regions and countries, including the U.S. (but in no less than three different countries). The Fund considers a company to be a real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include equity real estate investment trusts (REITs) that own property and mortgage REITs that make short-term construction and development mortgage loans or that invest in long-term mortgages or mortgage pools, or companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages. A REIT is a type of U.S. real estate company that is dedicated to owning and usually operating income producing real estate or to financing real estate. REITs are not subject to U.S. corporate income tax provided they comply with a number of tax requirements, including the annual distribution to stockholders of at least 90% of their net income. A number of countries around the world have adopted, or are considering adopting, similar REIT-like structures pursuant to which these companies are not subject to corporate income tax in their home countries provided they distribute a significant percentage of their net income each year to stockholders and meet certain other requirements. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

 The Fund may invest in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles. For cash management purposes, the Fund may also hold a portion of its assets in cash or cash equivalents, including shares of money market funds.

 KENSINGTON GLOBAL REAL ESTATE FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Policies and Strategies
 continued

 The Fund may also invest in securities of foreign companies in the form of American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs). Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security. EDRs, in bearer form, are designed for use in the European securities markets.

 The Fund may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies.

 The portfolio managers allocate the Fund's assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the Fund's investment objective. In analyzing specific companies for possible investment, the portfolio managers utilize fundamental real estate analysis and quantitative securities analysis to select investments for the Fund, including analyzing a company's management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company's properties and calculating relative return potential among other things. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

 The Adviser uses a variety of strategies in managing the Fund's investments. It may engage in transactions designed to hedge against changes in the price of the Fund's portfolio securities, such as purchasing put options or selling securities short. The Fund may also leverage its portfolio by borrowing money to purchase securities, and it may lend its portfolio securities to generate additional income. The Fund may also purchase restricted securities (securities which are deemed to be not readily marketable).

 In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in cash, cash equivalents, or high-quality debt instruments. As a result, the Fund may not achieve its investment objective.

 The Fund is not a diversified investment company, which means that it may invest greater proportions of its assets in individual issuers than a diversified investment company.

 The Fund may determine to limit sales of its shares from time to time, depending on the range of attractive investment opportunities available to it. The Fund may be

 KENSINGTON GLOBAL REAL ESTATE FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Policies and Strategies
 continued

 closed to new investors at the discretion of the Adviser. Existing shareholders may continue to make additional investments after any such closing.

 In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective. The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving its investment objective. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the Adviser, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to stockholders, will be taxable as ordinary income.


 Principal Risks of Investing in the Fund

 An investment in the Fund is subject to various risks. There is a risk that you could lose all or a portion of your investment in the Fund and that the income you may receive from your investment may vary. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests. More specifically, the Fund may be affected by the following types of risks:

 GENERAL RISKS: The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

 The Fund may borrow amounts up to one-third of the value of its assets and may use borrowed funds to purchase securities for the Fund. This practice, known as "leveraging," will increase returns to the Fund if the additional securities purchased increase in value more than the interests and other costs of borrowing. If the additional securities lose value, however, the loss to the Fund will be greater than if borrowed funds had not been used to make the purchase. Thus, leveraging is considered to increase risk.

 The Fund may loan certain securities in its portfolio. The loan will be fully collateralized and marked-to-market throughout the period of the loan. The Fund

 KENSINGTON GLOBAL REAL ESTATE FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued

 may experience delays in getting the securities returned and may not receive mark-to-market payments if the borrower enters bankruptcy or has other financial problems.

 Short sales can cause a loss to the Fund if the price of the security sold short increases between the date of the short sale and the date on which the Fund must settle the transaction.

 Restricted securities are not registered for public sale and thus cannot easily be disposed of by the Fund, particularly at a desirable price. Because they are not publicly traded, they may also be difficult to price accurately.

 Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. The issuers of a debt security may default or otherwise be unable to honor a financial obligation.

 The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

 NON DIVERSIFICATION RISK: As a non-diversified investment company, the Fund may invest in fewer individual companies than a diversified investment company. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a great risk of loss than a fund that has a diversified portfolio.

 INABILITY TO SELL SECURITIES RISK: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized non-U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

 KENSINGTON GLOBAL REAL ESTATE FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued

 EQUITY RISK: The value of the equity securities held by the Fund, and thus of the Fund's shares, can fluctuate -- at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector.

 MARKET RISK: The Fund's portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Factors that are part of market risk include interest rate fluctuations, quality of instruments in the Fund's portfolio, national and international economic and political conditions and general market conditions and market psychology.

 INTEREST RATE RISK: In addition to the sensitivity of real estate-related securities to changes in interest rates, the value of the Fund's investments in debt instruments will tend to fall if current interest rates increase and to rise if current interest rates decline.

 CREDIT RISK: The value of the Fund's debt instruments will generally decline if the credit rating of the issuer declines, while their value will be favorably affected by an increased credit rating. Also, an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

 HEDGING RISKS: The Fund's hedging activities, although they are designed to help offset negative movements in the markets for the Fund's investments, will not always be successful. Moreover, they can also cause the Fund to lose money or fail to get the benefit of a gain. Among other things, these negative effects can occur if the market moves in a direction that the Fund's investment adviser does not expect or if the Fund cannot close out its position in a hedging instrument.

 SECURITIES LENDING RISK: There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.

 BORROWING: The Fund may borrow subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the NAV of the Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

 KENSINGTON GLOBAL REAL ESTATE FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued

 RESTRICTED AND ILLIQUID SECURITIES RISK: If a security is illiquid, the Fund may not be able to sell the security at a time when the Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.


 Risks of Investing in Foreign Securities


 Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, possible security illiquidity, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

 In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency, and balance of payments position. Also, certain investments in foreign securities also may be subject to foreign withholding taxes.

 POLITICAL RISK: The value of the Fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries. Investments in foreign securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Certain countries in which the Fund may invest, especially emerging market countries, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. In addition, with respect to certain foreign countries, there is a risk of the possibility of expropriation of assets, confiscatory taxation, difficulty in obtaining or

 KENSINGTON GLOBAL REAL ESTATE FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Risks of Investing in Foreign Securities continued

 enforcing a court judgment, economic, political or social instability, and diplomatic developments that could affect investments in those countries.

 OVERSEAS EXCHANGES RISK: The Fund will engage in transactions on a number of overseas stock exchanges. It is possible that market practices relating clearance and settlement of securities transactions and custody of assets can pose increased risk to the fund and may involve delays in obtaining accurate information on the value of securities (which may, as a result affect the calculation of the Fund's net asset value per share ("NAV")).

 The Fund may engage in transactions in the stock markets of emerging market countries. Emerging market country stock markets, in general, are less liquid, smaller and less regulated than many of the developed country stock markets. Purchases and sales of investments may take longer than would otherwise be expected on developed stock markets and transactions may need to be conducted at unfavorable prices.

 FOREIGN CURRENCY RISK: Although the Fund will report its net asset value and pay dividends in U.S. dollars, foreign securities often are purchased with and make interest payments in foreign currencies. Therefore, when the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Furthermore, insofar as the Fund invests in emerging markets, there is a higher risk of currency depreciation. Historically, most emerging market country currencies have experienced significant depreciation against the U.S. dollar. Some emerging market country currencies may continue to fall in value against the U.S. dollar.

 CURRENCY HEDGING RISK: The Fund may engage in various investments that are designed to hedge the Fund's foreign currency risks. While these transactions will be entered into to seek to manage these risks, these investments may not prove to be successful or may have the effect of limiting the gains from favorable market movements.

 As a result of these potential risks, the Adviser may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. The Fund may invest in countries in which foreign investors, including the Adviser, have had no or limited prior experience.

 [ICON]  KENSINGTON GLOBAL INFRASTRUCTURE FUND

 RISK/RETURN SUMMARY AND FUND EXPENSES



Investment     The Fund seeks total return from both capital
Objective      appreciation and current income through
               investing in a portfolio of global
               infrastructure-related securities.

Principal      The Fund invests, under normal circumstances,
Investment     at least 80% of its net assets in U.S. and non-
Strategies     U.S. infrastructure-related securities issued
               by companies involved in the construction,
               development, financing or operation of
               infrastructure assets. Infrastructure assets
               are the physical structures and networks that
               provide necessary services to society such as
               transportation and communications networks;
               water, sewer and energy utilities; energy
               storage and transportation; and public service
               facilities. Infrastructure-related businesses
               may also provide the services and raw materials
               necessary for the construction and maintenance
               of infrastructure assets, including mining,
               shipping, timber, steel, alternative energy,
               agriculture and energy production and
               exploration. In addition to the Fund's focus on
               investments in mature infrastructure networks
               that generate positive cash flow and relatively
               stable revenue streams, the Fund will seek
               opportunities to participate in the growth in
               global infrastructure spending. The Fund
               considers a company to be an infrastructure-
               related company if at least 50% of its assets,
               gross income or net profits are attributable to
               infrastructure operations. Investments in these
               issuers include common, convertible and
               preferred stock and debt securities, rights or
               warrants to purchase common stock, and limited
               partnership interests. Under normal market
               conditions, the Fund will invest significantly
               (at least 40% of its net assets -- unless
               market conditions are not deemed favorable by
               the Adviser, in which case the Fund would
               invest at least 30% of its net assets) in
               infrastructure-related securities of issuers
               organized or located outside the U.S. or doing
               a substantial amount of business outside the
               U.S. The Fund will allocate its assets among
               various regions and countries, including the
               U.S. (but in no less than three different
               countries).

Principal      Because the value of the Fund's investments
Investment     will fluctuate with market conditions, so will
Risks          the value of your investment in the Fund. You
               could lose money on your investment in the
               Fund, or the Fund could underperform other
               investments. Some of the Fund's holdings may
               underperform its other holdings. The Fund will
               be significantly exposed to the risks of the
               infrastructure-related operations. The Fund is
               non-diversified, which means that it is more
               vulnerable to risks affecting a particular
               issuer than a diversified fund would be. The
               Fund invests primarily in global securities and
               is therefore subject to risks related to
               investment outside the U.S. including currency
               risk, political risk and regulatory risk.

Who May        Consider investing in the Fund if you are:
Want to
Invest?          - wishing to add a growth component to your
                   portfolio

                 - willing to accept the risks of investing in
                   global infrastructure-related securities in exchange for potentially higher long term returns

                 - seeking some exposure to non-U.S.
                   infrastructure-related securities
               This Fund will not be appropriate for anyone:

                 - pursuing a short-term goal or investing
                   emergency reserves

                 - seeking safety of principal


Fund           Because the Fund only commenced operations on
Performance    June 29, 2007, Fund performance information is
               not yet presented.

 KENSINGTON GLOBAL INFRASTRUCTURE FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


 As an investor in the Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

 Fees and Expenses*

SHAREHOLDER TRANSACTION FEES (PAID BY YOU
DIRECTLY)
--------------------------------------------------------
Maximum sales charge (load) on purchases            None
--------------------------------------------------------
Maximum deferred sales charge (load)                None
--------------------------------------------------------
75-day Redemption Fee(1)                           1.00%


ANNUAL FUND OPERATING EXPENSES (PAID FROM
  FUND ASSETS)
--------------------------------------------------------
Management Fee                                     0.90%
--------------------------------------------------------
Distribution and Service (12b-1) Fees               None
--------------------------------------------------------
Other Expenses(2)                                  0.66%
--------------------------------------------------------
Total Fund Operating Expenses*                     1.56%
--------------------------------------------------------
Fee Expense Reimbursement*                       (0.32)%
--------------------------------------------------------
Net Fund Operating Expenses*                       1.24%
--------------------------------------------------------




 * The Adviser has contractually agreed, until December 31, 2010, to waive fees and/or reimburse the Fund certain expenses (excluding brokerage costs, interest, taxes and dividend and extraordinary expenses) to the extent necessary to maintain Total Fund Operating Expenses for Class Y Shares at 1.25%. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Total Fund Operating Expenses to exceed the above limit and the repayment is made within three years after the year in which the Adviser incurred the expense.

 (1) Charged to Shares redeemed within 75 days of purchase. Certain exemptions may apply. Please see page 71 for more information.

 (2) "Other Expenses" include operating expenses other than the management fee.

 KENSINGTON GLOBAL INFRASTRUCTURE FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


 Use this table to compare fees and expenses with those of other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
   - $10,000 investment
   - 5% annual return
   - no changes in the Fund's operating expenses
   - redemption at the end of each period (unless as noted otherwise)

 Because this example is hypothetical and for comparison purposes only, your actual costs are likely to be different.

 Expense Example


                                          1        3         5         10
                                        YEAR     YEARS     YEARS      YEARS

Class Y                                 $126      $393      $754     $1,770

 [ICON]  KENSINGTON GLOBAL INFRASTRUCTURE FUND

 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS



 TICKER SYMBOL: KGIYX

 Investment Objective

 The investment objective of the Fund is to seek total return through capital appreciation and current income. The Fund invests primarily in global infrastructure-related securities.

 Policies and Strategies
 The Fund seeks to meet its objective by investing, under normal market conditions, at least 80% of its assets in U.S. and non-U.S. infrastructure-related securities issued by companies involved in the construction, development, financing or operation of infrastructure assets. Infrastructure assets are the physical structures and networks that provide necessary services to society such as transportation and communications networks; water, sewer and energy utilities; energy storage and transportation; and public service facilities. Infrastructure-related businesses may also provide the services and raw materials necessary for the construction and maintenance of infrastructure assets, including mining, shipping, timber, steel, alternative energy, agriculture and energy production and exploration. In complying with this 80% investment requirement, the Fund may invest in debt and equity securities, including convertible securities, and its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments, and may include warrants, futures, options, exchange-traded funds, American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. Under normal market conditions, the Fund will invest significantly (at least 40% of its net assets -- unless market conditions are not deemed favorable by the Adviser, in which case the Fund would invest at least 30% of its net assets) in the securities of issuers organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The Fund will allocate its assets among various regions and countries, including the U.S. (but in no less than three different countries). The Fund considers a company to be an infrastructure-related company if at least 50% of its assets, gross income or net profits are attributable to infrastructure operations. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.
 The Fund may invest in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles. For cash management purposes, the Fund may also hold a portion of its assets in cash or cash equivalents, including shares of money market funds.

 KENSINGTON GLOBAL INFRASTRUCTURE FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Policies and Strategies
 continued


 The Fund may also invest in securities of foreign companies in the form of American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs). Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security. EDRs, in bearer form, are designed for use in the European securities markets.

 The Fund may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies.

 The Adviser allocates the Fund's assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the Fund's investment objective. In analyzing specific companies for possible investment, the Adviser utilizes fundamental investment analysis and quantitative securities analysis to select investments for the Fund, including analyzing a company's management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company's assets and calculating relative return potential among other things. The Adviser considers whether to sell a particular security when any of these factors materially changes.

 The Adviser uses a variety of strategies in managing the Fund's investments. It may engage in transactions designed to hedge against changes in the price of the Fund's portfolio securities, such as purchasing put options or selling securities short. The Fund has the ability to leverage its portfolio by borrowing money to purchase securities, and it may lend its portfolio securities to generate additional income. The Fund may purchase restricted securities (securities which are deemed to be not readily marketable).

 In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in cash, cash equivalents, or high-quality debt instruments. As a result, the Fund may not achieve its investment objective.

 The Fund is not a diversified investment company, which means that it may invest greater proportions of its assets in individual issuers than a diversified investment company.

 The Fund may determine to limit sales of its shares from time to time, depending on the range of attractive investment opportunities available to it. The Fund may be closed to new investors at the discretion of the Adviser. Existing shareholders may continue to make additional investments after any such closing.

 KENSINGTON GLOBAL INFRASTRUCTURE FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Policies and Strategies
 continued

 In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective. The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving its investment objective. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the Adviser, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to stockholders, will be taxable as ordinary income.

 Principal Risks of Investing in the Fund

 An investment in the Fund is subject to various risks. There is a risk that you could lose all or a portion of your investment in the Fund and that the income you may receive from your investment may vary. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests. More specifically, the Fund may be affected by the following types of risks:

 INFRASTRUCTURE-RELATED INVESTMENT RISK: Because the Fund concentrates its investments in infrastructure-related entities, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities. Infrastructure-related entities are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

 GENERAL RISKS: The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

 Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a

 KENSINGTON GLOBAL INFRASTRUCTURE FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued

 debt security's duration, the more sensitive it is to this risk. The issuers of a debt security may default or otherwise be unable to honor a financial obligation.

 The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the Fund.

 NON DIVERSIFICATION RISK: As a non-diversified investment company, the Fund may invest in fewer individual companies than a diversified investment company. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a great risk of loss than a fund that has a diversified portfolio.

 HEDGING RISK: The Fund's hedging activities, although they are designed to help offset negative movements in the markets for the Fund's investments, will not always be successful. Moreover, they can also cause the Fund to lose money or fail to get the benefit of the gain. Among other things, these negative effects can occur if the market moves in a direction that the Fund's investment adviser does not expect or if the Fund cannot close out its position in a hedging instrument.

 INABILITY TO SELL SECURITIES RISK: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized non-U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

 EQUITY RISK: The value of the equity securities held by the Fund, and thus of the Fund's shares, can fluctuate -- at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector.

 MARKET RISK: The Fund's portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Factors that are part of market risk include interest rate

 KENSINGTON GLOBAL INFRASTRUCTURE FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued

 fluctuations, quality of instruments in the Fund's portfolio, national and international economic and political conditions and general market conditions and market psychology.

 INTEREST RATE RISK: The value of the Fund's investments in debt instruments will tend to fall if current interest rates increase and to rise if current interest rates decline.

 CREDIT RISK: The value of the Fund's debt instruments will generally decline if the credit rating of the issuer declines, while their value will be favorably affected by an increased credit rating. Also, an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

 Risks of Investing in Foreign Securities


 Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, possible security illiquidity, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

 In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency, and balance of payments position. Also, certain investments in foreign securities also may be subject to foreign withholding taxes.

 POLITICAL RISK: The value of the Fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries. Investments in foreign securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Certain countries in which the Fund may invest, especially emerging market countries, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. In addition, with respect to certain foreign countries, there is a risk of the

 KENSINGTON GLOBAL INFRASTRUCTURE FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Risks of Investing in Foreign Securities continued

 possibility of expropriation of assets, confiscatory taxation, difficulty in obtaining or enforcing a court judgment, economic, political or social instability, and diplomatic developments that could affect investments in those countries.

 OVERSEAS EXCHANGES RISK: The Fund will engage in transactions on a number of overseas stock exchanges. It is possible that market practices relating clearance and settlement of securities transactions and custody of assets can pose increased risk to the fund and may involve delays in obtaining accurate information on the value of securities (which may, as a result affect the calculation of the Fund's net asset value per share ("NAV")).

 The Fund may engage in transactions in the stock markets of emerging market countries. Emerging market country stock markets, in general, are less liquid, smaller and less regulated than many of the developed country stock markets. Purchases and sales of investments may take longer than would otherwise be expected on developed stock markets and transactions may need to be conducted at unfavorable prices.

 FOREIGN CURRENCY RISK: Although the Fund will report its net asset value and pay dividends in U.S. dollars, foreign securities often are purchased with and make interest payments in foreign currencies. Therefore, when the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Furthermore, insofar as the Fund invests in emerging markets, there is a higher risk of currency depreciation. Historically, most emerging market country currencies have experienced significant depreciation against the U.S. dollar. Some emerging market country currencies may continue to fall in value against the U.S. dollar.

 CURRENCY HEDGING RISK: The Fund may engage in various investments that are designed to hedge the Fund's foreign currency risks. While these transactions will be entered into to seek to manage these risks, these investments may not prove to be successful or may have the effect of limiting the gains from favorable market movements.

 As a result of these potential risks, the Adviser may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. The Fund may invest in countries in which foreign investors, including the Adviser, have had no or limited prior experience.

 [ICON]  SHAREHOLDER INFORMATION



 Pricing of Fund Shares


 ----------------------------------------------------
 How Net Asset Value ("NAV") is calculated

 The NAV for each class of shares of each Fund is calculated by adding the total value of a Fund's investments and other assets attributable to each class, subtracting the liabilities for that class, and then dividing that figure by the number of outstanding shares of the class:

                                      NAV =
                           Total Assets - Liabilities

                           --------------------------
                                Number of Shares
                                   Outstanding


 ----------------------------------------------------

 Per share net asset value (NAV) for each class of shares of each Fund is determined and their shares are priced at the close of regular trading on the New York Stock Exchange, or at 4:00 p.m. Eastern time, whichever is earlier, on days the Exchange is open.

 Your order for purchase or sale of a class of shares is priced at the next NAV for that class calculated after your order is accepted by the Fund plus any applicable sales charge as noted in the section on "Distribution
 Arrangements/Sales Charges." This is what is known as the offering price.

 Each Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Funds' Trustees.

 SHAREHOLDER INFORMATION


 Purchasing and Adding to Your Shares

 You may purchase the Funds through the Distributor or through an intermediary, such as an investment representative or a broker dealer, who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. To the extent that the Funds have entered into agreements with certain Dealers, the minimum investment may be lower through these Dealers who sell the Funds within their Fee-Based Programs. Dealers may also charge their customers a processing fee in connection with the purchase or redemption of Fund shares. The amount and the applicability of such a fee is determined and disclosed to it's customers by each individual Dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this prospectus. If you purchase shares through an intermediary, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Purchase and redemption orders placed through an intermediary will be deemed to have been received and accepted by a Fund when the intermediary accepts the order. Customer orders will be priced at a Fund's NAV next computed after they are accepted by an authorized broker or the broker's authorized designee. Intermediaries may also designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. Please note that if you are not a U.S. citizen or resident alien, your account must be affiliated with a FINRA member firm or intermediary. Consult your investment representative for specific information.



                                               MINIMUM     MINIMUM
                                               INITIAL   SUBSEQUENT
ACCOUNT TYPE                                 INVESTMENT  INVESTMENT
Regular (non-retirement)                       $30,000       $25

---------------------------------------------------

Retirement and Custodial Accounts              $30,000       $25

-




 All purchases must be in U.S. dollars and drawn on domestic banks. The Funds will not accept payment in cash, money orders, including cashier's check, unless the cashier's check is in excess of $10,000. Also, to prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card convenience checks, traveler's checks or starter checks for the purchase of shares. The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment. A fee of $25.00 will be charged against a shareholder's account, in addition to any loss sustained by a Fund, for any payment that is returned.

 SHAREHOLDER INFORMATION


 Purchasing and Adding to Your Shares
 continued

 Each Fund may waive its minimum purchase requirements and the Distributor may reject a purchase order if it considers it in the best interest of the Funds and their shareholders.

 In compliance with the USA Patriot Act of 2001, please note that US Bancorp Fund Services, LLC will verify certain information on your Account Application as part of the Funds' Anti-Money Laundering Program. As requested on the Application, you must supply your full name, date of birth, Social Security Number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact shareholder servicing at 1-877-833-7114 if you need additional assistance in completing your Application.

 If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Funds may also reserve the right to close the account within 5 business days if clarifying information or documentation is not received.

 Instructions for Opening or Adding to an Account

 BY REGULAR MAIL

 Initial Investment:

 1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

 2. Make check or bank draft payable to either "Kensington Real Estate Securities Fund," "Kensington Select Income Fund," "Kensington Strategic Realty Fund," "Kensington International Real Estate Fund", "Kensington Global Real Estate Fund" or "Kensington Global Infrastructure Fund", as applicable. Checks endorsed to a Fund will not be accepted.

 3. Mail to: The Kensington Funds, c/o US Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701

 SHAREHOLDER INFORMATION


 Purchasing and Adding to Your Shares
 continued

 Subsequent Investments:

 1. Use the investment slip attached to your account statement. Or, if unavailable,

 2. Include the following information on a piece of paper:
    - Fund name
    - Share class
    - Amount invested
    - Account name
    - Account number
    Include your account number on your check.

 3. Mail to: The Kensington Funds, c/o US Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701

 BY OVERNIGHT SERVICE

 SEE INSTRUCTIONS 1-2 ABOVE FOR SUBSEQUENT INVESTMENTS.

 3. Send to: The Kensington Funds, c/o US Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202

 The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the US Bancorp Fund Services, LLC post office box, of purchase applications or redemption requests, do not constitute receipt by the transfer agent of the Funds.

 BY WIRE TRANSFER

 Note: Your bank may charge a wire transfer fee.

 For initial investment: If you are making an initial investment by wire transfer, you must first complete a new account application and mail or fax it to the Fund. No account will be established until the completed application has been received by the Fund. You must also call shareholder servicing at 1-877-833-7114 to advise that an initial investment will be made by wire and verify the wiring instructions to ensure proper credit when the wire is received.

 SHAREHOLDER INFORMATION


 Purchasing and Adding to Your Shares
 continued

 For initial and subsequent investments: Call shareholder servicing at 1-877-833-7114 prior to placing the trade to verify the wiring instructions to ensure proper credit when the wire is received. Instruct your bank to wire transfer your investment to:

 U.S. Bank, N.A.
 777 E. Wisconsin Ave.
 Milwaukee, WI 53202
 Routing Number: ABA #075000022
 Credit: US Bancorp Fund Services, LLC
 Account Number: 112-952-137
 Kensington Real Estate Securities Fund, Kensington Select Income Fund, Kensington Strategic Realty Fund, Kensington International Real Estate Fund, Kensington Global Real Estate Fund or Kensington Global Infrastructure Fund, as applicable
 Include:
 Your name
 Your account number

 Wired funds must be received prior to 4:00 pm Eastern time to be eligible for same day pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the bank or Federal Reserve wire system, or from incomplete wiring instructions.

 You can add to your account by using the convenient options described below. Each Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.

 Subsequent Purchases by Telephone

 After your account has been established, you may purchase additional shares by calling 1-877-833-7114. Telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. You must have banking information established on your account prior to making a purchase. Each telephone purchase must be a minimum of $25. If your order is received prior to the close of regular trading on the New York Stock Exchange, your shares will be purchased at the price calculated on the day of your purchase order.

 Automatic Investment Plan

 This Plan provides a convenient method to have monies deducted from your bank account for investment into the Funds on a regular basis. Once your account has been opened with the applicable initial minimum investment, you may make automatic investments with a minimum of $25 in each Fund from you bank account if the bank is a member of the Automated Clearing House (ACH) network. If your bank rejects your payment, the Funds' transfer agent will charge a $25 fee to your account.

 SHAREHOLDER INFORMATION


 To begin participating in this Plan, complete the Automatic Investment Plan section on the account application or call the Funds' transfer agent at 1-877-833-7114. Any request to change or terminate your Automatic Investment Plan should be submitted to the transfer agent 5 days prior to effective date.

 Please note the following while completing the Automatic Investment Plan section of the account application:

    - The name and address of the bank account

    - Your checking or savings account number

    - The amount you wish to invest automatically (minimum $25)

    - How often you want to invest (twice a month, every month, four times a year, twice a year or once a year)

    - Attach a voided personal check

    - It may take up to 15 days to activate the automatic investment plan with your designated bank

 ----------------------------------------------------

 Dividends and Distributions

 Each Fund will pay dividends, if any, from any income either quarterly or semi-annually, as applicable. All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested dividends and distributions. Capital gains, if any, are distributed at least annually.

 If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check(s) in your account, at your Fund's then current net asset value, and to reinvest all subsequent distributions.

 DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION.

 ----------------------------------------------------

 SHAREHOLDER INFORMATION


 Selling Your Shares

 Instructions for Selling Shares

 You may sell your shares at any time, but no redemption request will become effective until all documents have been received in proper form by the transfer agent. You may contact shareholder servicing at 1-877-833-7114 for additional information concerning documentation required for the redemption of shares. Requests for redemptions received before the close of trading on the exchange (generally 4pm Eastern Time) will be processed at that day's NAV. Requests received after 4pm Eastern Time will be based on the NAV determined as of the close of trading on the next day the exchange is open. For distributions in IRA accounts, you will be charged a fee of $25.00 (exclusive of systematic withdrawal plans).

 Payment of your redemption proceeds will normally be sent on the next business day but no later than the seventh day following your redemption request.

 WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

 As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

 BY TELEPHONE (unless you have declined telephone redemption privileges)

 Proceeds redeemed by telephone may be mailed by check to the address of record, wired to a shareholder's designated bank account, or may be sent via electronic funds transfer through the Automated Clearing House (ACH) network, to a pre-determined bank account. Wires are subject to a $15 fee paid by the investor, but the investor does not incur any charge when proceeds are sent via the ACH system.

 In order to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the transfer agent. Each shareholder of the account must sign the request with the signatures guaranteed. Further documentation may be requested from corporations, executors, administrators, trustees and guardians.

 1. Call 1-877-833-7114 with instructions as to how you wish to receive your funds (check, wire or electronic funds transfers via the Automated Clearing House (ACH) network).

    Note: IRA redemptions must be requested by mail.

    If you call by 4:00 p.m. Eastern time or the close of the NYSE, whichever is earlier, your payment will normally be sent on the next business day. Once a telephone transaction has been placed, it cannot be cancelled or modified.

 SHAREHOLDER INFORMATION


 Selling Your Shares
 continued

 BY MAIL

 1. Call 1-877-833-7114 to request redemption forms or write a letter of instruction indicating:
    - your Fund and account number
    - amount you wish to redeem
    - account owner(s) signature (and signature guarantee if applicable)

 2. Mail to: The Kensington Funds, c/o US Bancorp Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701.

    Proceeds will be mailed to your address of record or if you have pre-determined bank account instructions on your account, you may have your proceeds sent by wire or electronic funds transfer through the Automated Clearing House (ACH) network. A wire fee of $15 will be applied and your financial institution may also charge a separate fee. There is no charge for an ACH payment, but proceeds may not be available for 2-3 days.

 WIRE TRANSFER

 You must indicate this option on your application.

 A wire fee of $15 will be applied.

 Note: Your financial institution may also charge a separate fee.

 Call 1-877-833-7114 to request a wire transfer.

 If you call by 4 p.m. Eastern time or the close of the NYSE, whichever is earlier, your payment will normally be wired to your bank on the next business day.

 AUTOMATIC WITHDRAWAL PLAN

 You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

   - Make sure you've checked the appropriate box on the Account Application. Or call 1-877-833-7114.

   - Minimum balance required to start this program is $10,000.

   - Include a voided personal check.

   - If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

   - It may take up to 15 days to activate the automatic withdrawal plan with your designated bank.

 SHAREHOLDER INFORMATION


 General Policies on Selling Shares

 Redemptions In Writing Required

 You must request redemptions in writing in the following situations:

 1. Redemptions from Individual Retirement Accounts ("IRAs").

 2. Redemption requests requiring a signature guarantee. Signature guarantees are required in the following situations:

    - Your account address has changed within the last 30 days
    - The check is not being mailed to the address on your account
    - The check is not being made payable to the owner(s) of the account
    - The redemption proceeds are being transferred to another Fund account with a different registration
    - The redemption proceeds are being wired to bank instructions currently not on your account
    - When establishing or modifying certain services on an account

 In addition to the situations described, the fund(s) and/or the Transfer Agent may require a signature guarantee in other instances based on the facts and circumstances relative to the particular situation.

 Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program ("STAMP"). A notary public is not an acceptable signature guarantor.

 Verifying Telephone Redemptions

 The Funds make every effort to insure that telephone redemptions (including exchanges) are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

 Redemptions Within 12 Calendar Days of Initial Investment

 If any portion of the shares to be redeemed represents an investment made by check, the Funds may delay payment of redemption proceeds until the transfer

 SHAREHOLDER INFORMATION


 General Policies on Selling Shares
 continued


 agent is reasonably satisfied that the check has cleared. This may take up to 12 business days from the purchase date. You can avoid this delay by purchasing shares with a wire transfer.

 Refusal of Redemption Request

 Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

 Redemption In Kind

 Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect a Fund's operations. If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

 Closing of Small Accounts

 If your account falls below $1,000, the Fund may ask you to increase your balance. If it is still below $1,000 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

 Frequent Trading Policy

 The Funds are intended for long-term investors and not for those who wish to trade frequently in Fund shares. Frequent trading into and out of a Fund can have adverse consequences for that Fund and for long-term shareholders in the Fund. The Funds believe that frequent or excessive short-term trading activity by shareholders of a Fund may be detrimental to long-term shareholders because those activities may, among other things: (a) dilute the value of shares held by long-term shareholders; (b) cause the Funds to maintain larger cash positions than would otherwise be necessary; (c) increase brokerage commissions and related costs and expenses, and (d) incur additional tax liability. The Funds therefore discourage frequent purchase and redemptions by shareholders and they do not make any effort to accommodate this practice. To protect against such activity, the Board of Trustees has adopted policies and procedures that are intended to permit the Funds to curtail frequent or excessive short-term trading by shareholders. As described immediately below, the Funds charge a redemption fee of 1.00% of the total redemption amount on the sale of shares sold within 75 days of purchase, subject to certain exceptions and limitations. At the present time the Funds do not

 SHAREHOLDER INFORMATION


 impose limits on the frequency of purchases and redemptions, nor do they limit the number of exchanges into any of the Funds. The Funds reserve the right, however, to impose certain limitations at any time with respect to trading in shares of the Funds, including suspending or terminating trading privileges in Fund shares, for any investor whom it believes has a history of abusive trading or whose trading, in the judgment of the Funds, has been or may be disruptive to the Funds. It may not be feasible for the Funds to prevent or detect every potential instance of short-term trading in shares of the Funds.

 75-Day Redemption Fee

 The Funds charge a redemption fee of 1.00% of the total redemption amount if you sell your shares within 75 days of purchase, subject to certain exceptions and limitations as described below. The redemption fee is paid directly to the Funds and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is in addition to any contingent deferred sales charges that may be applicable at the time of sale. The redemption fee will not apply to shares representing the reinvestment of dividends and capital gains distributions and will not apply to exchanges except in the case of an exchange into the First American Prime Obligations Fund. The redemption fee may also not apply on certain types of accounts such as certain omnibus accounts or retirement plans or other accounts to which application of the redemption fee is not technologically feasible. The redemption fee may also not apply to certain redemptions, such as redemptions of shares through asset allocation driven rebalancing programs, systematic withdrawal plans, redemptions of shares purchased via an automatic investment plan, redemptions requested within 75 days following the death or disability of the shareholders (or, if a trust, its beneficiary), and redemptions requested pursuant to minimum required distributions from retirement plans or redemptions initiated by the Funds.

 SHAREHOLDER INFORMATION


 Exchanging Your Shares

 You can exchange your shares in one Fund for shares of the same class of another Kensington mutual fund, usually without incurring a CDSC or paying additional sales charges (see "Notes" below).

 You may also exchange shares of the same class of a money market fund (only available for Class A Shares) called the First American Prime Obligations Fund (the "First American Fund"). This Exchange Privilege is a convenient way for you to buy shares in a money market fund in order to respond to changes in your goals or market conditions. If you purchased your Kensington Class A shares at NAV because the aggregate value of your account(s) was $1 million or more, any applicable CDSC will be assessed prior to an exchange into the First American Fund. In addition to any CDSC, any 75-Day Redemption Fee that may be applicable will also be assessed at the time of redemption from the First American Fund. Shares of the First American Fund are not offered by this prospectus. Before exchanging into the First American Fund, you should read its prospectus. To obtain the First American Fund's prospectus and necessary exchange authorization forms, call 1-877-833-7114.

 Please note that when exchanging from the Kensington Funds to the First American Fund, you will begin accruing income the day following the exchange. When exchanging less than all of the balance from the First American Fund to your Fund, your exchange proceeds will exclude accrued and unpaid income from the First American Fund through the date of the exchange. An exchange is considered to be a sale of shares for Federal income tax purposes on which you may realize a taxable gain or loss. This exchange privilege does not constitute an offering or recommendation on part of the Funds or the Adviser of an investment in the First American Fund. The Funds reserve the right to limit exchanges into the First American Fund to no more than four exchanges in any 12-month period.

 You must meet the minimum investment requirements for the Fund into which you are exchanging, unless waived by the Fund. Exchanges from one Fund to another may be taxable. In addition, in certain limited circumstances, you may qualify to exchange your shares for shares of another share class in the same Fund, provided that you are determined to be eligible for this type of exchange privilege. Please call 1-877-833-7114 for further information.

 Instructions for Exchanging Shares

 Exchanges may be made by sending a written request or by calling 1-877-833-7114. Please provide the following information:

 - Your name.

 - The exact name on your account and account number.

 - Taxpayer identification number (usually your Social Security number).

 - Dollar value or number of shares to be exchanged.

 SHAREHOLDER INFORMATION


 - The name of the Fund from which the exchange is to be made.

 - The name of the Fund into which the exchange is to being made.

 See "Selling your Shares" for important information about telephone transactions.

 TO MINIMIZE POTENTIAL HARM TO THE FUNDS AND THEIR SHAREHOLDERS, WE RESERVE THE RIGHT TO REJECT, IN OUR SOLE DISCRETION, ANY PURCHASE ORDER (INCLUDING AN EXCHANGE FROM ANOTHER FUND) FROM ANY INVESTOR WE BELIEVE HAS A HISTORY OF ABUSIVE TRADING OR WHOSE TRADING, IN OUR JUDGMENT, HAS BEEN OR MAY BE DISRUPTIVE TO A FUND. IN MAKING THIS JUDGMENT, WE MAY CONSIDER TRADING DONE IN MULTIPLE ACCOUNTS UNDER COMMON OWNERSHIP OR CONTROL.

 Notes on Exchanges

 The registration and tax identification numbers of the accounts must be identical.

 The Exchange Privilege may be changed or eliminated at any time upon a 60-day notice to shareholders.

 Be sure to read carefully the Prospectus information regarding the Fund into which you wish to exchange shares.

 Administrative Services Plan

 The Funds have adopted an Administrative Services Plan pursuant to which each Fund (or Class of shares thereof) is authorized to make payments to certain entities which may include banks, broker-dealers and other types of service providers for providing administrative services with respect to shares of the Funds attributable to or held in the name of the service provider for its clients or customers with whom they have a servicing relationship. Under the terms of the Administrative Services Plan, each Fund (or Class of shares thereof) is authorized to make payments up to a maximum rate of .25% of the average daily net assets of the Fund attributable to or held in the name of the service provider for providing the types of applicable administrative services covered under the terms of the Plan.

 SHAREHOLDER INFORMATION


 Individual Retirement Account ("IRA")

 An IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement programs. IRA contributions may be tax-deductible and earnings are tax-deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

 All IRA distribution requests must be made in writing to US Bancorp Fund Services. Shareholders must indicate on their IRA distribution request whether or not to withhold Federal income tax. IRA distribution requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding. Any additional deposits to an IRA must distinguish the type and year of the contribution.

 For more information on an IRA call the Funds at 1-877-833-7114. Shareholders are advised to consult a tax adviser regarding IRA contribution and withdrawal requirements and restrictions.

 SHAREHOLDER INFORMATION


 Dividends, Distributions and Taxes

 Any income a Fund receives, less expenses, is paid out in the form of dividends to its shareholders. Income dividends for the Real Estate Securities Fund, the Select Income Fund and the Strategic Realty Fund are usually paid quarterly. Income dividends for the International Real Estate Fund, the Global Real Estate Fund and the Global Infrastructure Fund are usually paid semi-annually. Capital gains, if any, for the Funds are distributed at least annually.

 You are generally taxed on amounts you receive whether you receive them in cash or in additional shares.

 Dividends are taxable as ordinary income or long-term capital gains. If a Fund designates a distribution as a long-term capital gain, it will be taxable to you at your long-term capital gains rate, regardless of how long you have owned your Fund shares.

 Dividends are taxable in the year they are paid or credited to your account. However, dividends declared in October, November or December to shareholders of record in such a month and paid by January 31st are taxable on December 31st of the year they are declared.

 Currently effective tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. In addition, dividends issued by REITs are generally not eligible for these rate reductions on qualified dividend income. The following are guidelines for how certain distributions by the Funds are generally taxed to individual taxpayers: (i) distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%; (ii) distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends; (iii) a shareholder will also have to satisfy a greater than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate; and (iv) distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

 You will be notified in January each year about the federal tax status of distributions made by the Funds. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

 There may be tax consequences to you if you sell, exchange or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares.

 SHAREHOLDER INFORMATION


 Foreign shareholders may be subject to special withholding requirements. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

 Each Fund is required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules or shareholders that are subject to back-up withholding. To avoid withholding, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

 [ICON]  FUND MANAGEMENT



 The Investment Adviser

 Kensington Investment Group, Inc. ("Kensington") is an SEC-registered investment adviser specializing in global securities investment management focused on real estate, infrastructure and senior securities.

 Founded in 1993 by principals who have worked together managing portfolios since the mid-1980s, Kensington applies a fundamental, value-driven investment methodology to industries that generate stable, growing income streams and offer the opportunity for long term growth.

 As of April 30, 2008, Kensington provided discretionary investment management services for assets of approximately $1.3 billion through mutual funds, separate accounts and private limited partnerships.

 Kensington is located at 4 Orinda Way, Suite 200C, Orinda, CA 94563.

 Kensington makes the day-to-day investment decisions for the Funds. In addition, Kensington continuously reviews, supervises and administers each Fund's investment programs. For these advisory services, the Adviser receives investment advisory fees from each of the Funds.

 Information regarding the factors considered by the Board of Trustees of the Funds in connection with their approval of the Investment Advisory Agreements with respect to each of the Funds is provided in the Funds' Annual Report to Shareholders.

 Investment Advisory Fee for the Select Income Fund, the Real Estate Securities Fund, the International Real Estate Fund, the Global Real Estate Fund and the Global Infrastructure Fund

 The Adviser receives a fee from the Select Income Fund at a rate equal on an annual basis to 1.00% of the Fund's average daily net assets. For the fiscal year ended December 31, 2007, the advisory fee payable to Kensington from the Select Income Fund was 1.00%. The Adviser receives a fee from the Real Estate Securities Fund at a rate equal on an annual basis to 0.85% of the Fund's average daily net assets. For the fiscal year ended December 31, 2007, the advisory fee payable to Kensington from the Real Estate Securities Fund was 0.85%. The Adviser receives a fee from the International Real Estate Fund at a rate equal on an annual basis to 1.00% of the Fund's average daily net assets. For the fiscal year ended December 31, 2007, the advisory fee payable to Kensington from the International Real Estate Fund was 1.00%. The Adviser receives a fee from the Global Real Estate Fund at a rate equal on an annual basis to 1.00% of the Fund's average daily net assets. For the fiscal year ended December 31, 2007, the advisory fee payable to Kensington from the Global Real Estate Fund was 1.00%. The Adviser recives a fee from the Global Infrastructure Fund at a rate equal on an annual basis to 0.90% of the Fund's average daily net assets.

 FUND MANAGEMENT


 The Investment Adviser
 continued

 Investment Advisory Fee for the Strategic Realty Fund

 The Fund pays the Adviser a monthly advisory fee with two components, a base component and a performance-based component, so that if the Fund's performance is greater than that of the Fund's benchmark index, the FTSE NAREIT Composite Index, the Adviser earns more, and if it is less than that of the index, the Adviser earns less. The first component of the Fund's advisory fee is a "base fee," paid monthly, equal to a monthly rate based on an annual percentage rate of 1.50% of daily net assets averaged over the most recent month. The second component is a performance adjustment that either increases or decreases the base fee, depending on how the Fund performed (calculated on Class A shares) relative to its benchmark over a rolling 12-month period (the performance period). The performance adjustment is calculated on the Fund's daily net assets averaged over the performance period. The total advisory fee is accrued daily and paid monthly and is prorated in any month for which this arrangement is not in effect for the entire month.

 When the Fund's investment performance matches the investment record of the benchmark over the performance period, the Adviser receives only the base fee. On average, each month, if the Fund's performance exceeds the investment record of the benchmark over the performance period, the performance adjustment will amount to 1/12th of 15% of the difference between the performance of the Fund and the investment record of the benchmark (rounded to the third decimal place) applied to the Fund's daily net assets averaged over the performance period. The performance adjustment reaches a maximum positive average monthly adjustment of 1/12th of 1.00% of the Fund's daily net assets averaged over the performance period if the Fund outperforms the investment record of the benchmark by 6.667 percentage points or more over the performance period. The Fund would then pay the maximum fee, that would correspond to a monthly management fee of 1/12th of 2.50% of average daily net assets if the Fund's average daily net assets remain constant over the performance period. (As the base fee and the performance adjustment are accrued daily (and not monthly), actual rates vary monthly based upon the number of days in a particular month, but, on a monthly basis, are equal, on average, to 1/12th of an annual rate.)

 Similarly, on average each month, if the investment performance of the Fund trails the investment record of the benchmark over the performance period, the negative performance adjustment will amount to 1/12th of 15% of the difference between the performance of the Fund and the investment record of the benchmark (rounded to the third decimal place) applied to the Fund's daily net assets averaged over the performance period. The performance adjustment reaches a maximum negative

 FUND MANAGEMENT


 The Investment Adviser
 continued

 averaged over the performance period. The performance adjustment reaches a maximum negative average monthly adjustment of 1/12th of 1.00% of the Fund's daily net assets averaged over the performance period if the Fund underperforms the investment record of the benchmark by 6.667 percentage points or more over the performance period. The Fund would then pay the minimum fee, that would correspond to a monthly management fee of 1/12th of 0.50% of average daily net assets if the Fund's average daily net assets remain constant over the performance period.

 The following table includes examples showing the total management fees, expressed as a percentage of the Fund's annual average daily net assets, that would be paid by the fund at different levels of fund investment performance against the investment record of the FTSE NAREIT Composite Index. As previously explained, the base fee is calculated on the basis of the Fund's net assets averaged over the most recent month, and the adjustment to the base fee (also called "performance adjustment") is calculated on the Fund's net assets averaged over the rolling performance period. By virtue of using a "rolling" performance period and calculating the base fee and the performance adjustments on different asset bases, the actual advisory fees paid by the Fund to the Adviser generally will differ from the maximum or minimum annual fee rates shown below. The actual management fees paid by the Fund may be higher or lower depending on whether the net assets of the Fund increase or decrease. (For illustration purposes, the table assumes that the average daily net assets of the Fund remain constant over the performance period.)

 FUND MANAGEMENT


 The Investment Adviser
 continued

  PERCENTAGE POINT DIFFERENCE
    BETWEEN FUND INVESTMENT
   PERFORMANCE AND BENCHMARK      ADJUSTMENT TO BASE FEE     TOTAL MANAGEMENT FEE
       INVESTMENT RECORD*        (ON AN ANNUALIZED BASIS)        (ANNUALIZED)
         +6.667 and up                    +1.00%                     2.50%
               +6                          +.90%                     2.40%
               +5                          +.75%                     2.25%
               +4                          +.60%                     2.10%
               +3                          +.45%                     1.95%
               +2                          +.30%                     1.80%
               +1                          +.15%                     1.65%
               0                             0              1.50% (i.e., Base Fee)
               -1                          -.15%                     1.35%
               -2                          -.30%                     1.20%
               -3                          -.45%                     1.05%
               -4                          -.60%                     .90%
               -5                          -.75%                     .75%
               -6                          -.90%                     .60%
        -6.667 and down                   -1.00%                     0.50%

 --------------------------------------------------------------------------------


 * Measured over the performance period, which is a rolling 12-month period ending with the most recent calendar month (i.e., the current month for which the fee is being calculated). Additional information about how the performance of the Fund and the benchmark index are calculated is available in the Fund's Statement of Additional Information.

 Since the adjustment to the base fee is based on the comparative performance of the Fund against the benchmark, the controlling factor is not whether the performance of the Fund is up or down, but whether it exceeds or lags the record of the benchmark index. Accordingly, it is possible that the Fund pay the maximum advisory fee even though the Fund had overall negative investment performance during the performance period if the Fund's performance significantly exceeds the performance of the benchmark. In addition, the relative performance of the Fund against the benchmark is measured only for the relevant performance period, and does not take into account performance over longer or shorter periods of time.

 The management fee is prorated for any month for which the advisory arrangement is not in effect for the entire month.

 For the fiscal year ended December 31, 2007, the advisory fee payable to Kensington from the Strategic Realty Fund was 1.05%.

 FUND MANAGEMENT


 The Investment Committee

 The Kensington Investment Committee leads the firm's investment strategy and is responsible for formulating and ensuring compliance with each Fund's risk management policies and investment guidelines. Investment Committee members are John Kramer, Paul Gray, Joel Beam, Michael McGowan and Aaron Visse, whose backgrounds are described below.


JOHN P. KRAMER,     Mr. Kramer is involved in all aspects of
PRESIDENT AND CO-   the organization including research,
CHIEF INVESTMENT    portfolio oversight and product
OFFICER             development. As Co-Chief Investment
                    Officer, he is responsible for directing
                    the firm's research and investment
                    management strategy and process together
                    with Paul Gray. Mr. Kramer was previously
                    Executive Vice President at Liquidity Fund
                    Investment Corporation where he was
                    responsible for directing the research,
                    marketing and trading activities of the
                    firm. Prior to joining Liquidity Fund in
                    1985, Mr. Kramer was an associate with
                    former Federal Reserve Chairman Alan
                    Greenspan's economic consulting firm,
                    Townsend-Greenspan & Co. in New York City,
                    and an account executive at Sutro & Co.,
                    Inc. and Prudential-Bache Securities in
                    San Francisco. He graduated summa cum
                    laude from the State University of New
                    York, Oneonta in 1980 with a Bachelor of
                    Arts in Economics. Mr. Kramer received his
                    Masters Degree with honors in Business
                    Administration from the University of
                    California at Berkeley in 1986, where he
                    received special recognition for his work
                    in real estate finance.

PAUL GRAY,          Mr. Gray, as Co-Chief Investment Officer,
PORTFOLIO MANAGER   directs the firm's research and investment
AND CO-CHIEF        management strategy process together with
INVESTMENT          John Kramer. Mr. Gray has been involved in
OFFICER             the portfolio management of real estate
                    securities since 1988. Mr. Gray was
                    previously a partner and founder of Golden
                    State Financial Services, a mortgage
                    brokerage company. Prior to founding
                    Golden State Financial Services, Mr. Gray
                    worked for Liquidity Fund Investment
                    Corporation as the Director of Research
                    for the National Real Estate Index where
                    he was instrumental in designing the
                    methodology and systems used to track real
                    estate values throughout the United
                    States. Mr. Gray received a Bachelor of
                    Science in Finance and Real Estate in 1988
                    from the Business School at the University
                    of California at Berkeley.

 FUND MANAGEMENT


 The Investment Committee
 continued


JOEL BEAM,          Mr. Beam is a portfolio manager
EXECUTIVE VICE      responsible for securities investment
PRESIDENT AND       decisions on behalf of Kensington's
PORTFOLIO MANAGER   income-oriented portfolios. He joined
                    Kensington in 1995 as a Senior Analyst and
                    began managing portfolios in 1997. He was
                    previously employed by Liquidity Financial
                    Advisors, Inc. where he was responsible
                    for valuation and pricing of real estate
                    limited partnership and institutional
                    commingled investment fund securities, as
                    well as their underlying properties. Mr.
                    Beam received his Bachelor of Arts with
                    honors in 1994 from the University of
                    California at Berkeley.

MICHAEL MCGOWAN,    Mr. McGowan is responsible for securities
PORTFOLIO MANAGER   investment decisions on behalf of
                    Kensington's real estate portfolios. Mr.
                    McGowan joined Kensington in 2005 as a
                    Senior Analyst and began managing
                    portfolios in 2007.  Prior to joining
                    Kensington, he was employed at RREEF as a
                    Director of Economic and Market Research
                    where he specialized in industrial and
                    office property markets.  Prior to joining
                    RREEF in 1995, Mr. McGowan was Vice
                    President and co-founder of The Valuations
                    Group where he performed valuations on
                    real estate limited partnerships.  Mr.
                    McGowan began his career at Liquidity Fund
                    Investment Corporation and MacKenzie
                    Patterson.  At both firms, he was involved
                    in the syndication of real properties and
                    the analysis and the reorganization of
                    real estate securities. Mr. McGowan
                    received a Bachelor of Arts degree in
                    Economics from the University of
                    California, Berkeley in 1987.

 FUND MANAGEMENT


 The Investment Committee
 continued

AARON VISSE, CFA    Mr. Visse is responsible for securities
PORTFOLIO MANAGER   investment decisions on behalf of
                    Kensington's infrastructure portfolios.
                    He joined Kensington in 2002 as an Analyst
                    and began managing portfolios in 2007.
                    Mr. Visse oversees research efforts
                    focused on global infrastructure companies
                    and participates in global real estate
                    securities analysis.  Prior to joining
                    Kensington, he was a Senior Research
                    Analyst at Linsco/Private Ledger (LPL)
                    Financial Services, where he followed
                    REITs and financial services companies.
                    Mr. Visse received a Bachelor of Science,
                    Business Administration from the
                    University of Colorado, Boulder, in 1994
                    and a Master of Science, Business
                    Administration from San Diego State
                    University in 1999.  He is a Chartered
                    Financial Analyst and a member of the CFA
                    Institute and the CFA Society of San
                    Francisco.




 Portfolio Management

 Kensington uses a team approach in managing fund assets. The Portfolio Managers are responsible for the implementation of each Fund's strategy and for meeting each Fund's investment objectives. A team of analysts support stock and sector weighting decisions for their respective segments. Oversight of each Fund's investment policies and restrictions is provided by the Investment Committee. The following individuals serve as Portfolio Managers and/or Co-Portfolio Managers for the Funds:

 Michael McGowan serves as Portfolio Manager for the Kensington Real Estate Securities Fund and is responsible for the day-to-day management of its portfolio.

 Joel Beam serves as Portfolio Manager for the Kensington Select Income Fund and is responsible for the day-to-day management of its portfolio.

 Paul Gray and Michael McGowan serve as co-Portfolio Managers for the Kensington Strategic Realty Fund, the Kensington International Real Estate Fund and the Kensington Global Real Estate Fund and are responsible for the day-to-day management of each Fund's portfolio.

 Aaron Visse serves as Portfolio Manager for the Kensington Global Infrastructure Fund and is responsible for the day-to-day management of its portfolio.

 Additional information about the Portfolio Managers' compensation arrangements, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities of the Funds is available in the Funds' Statement of Additional Information.

 FUND MANAGEMENT


 The Distributor and Administrator

 Quasar Distributors, LLC is the Funds' distributor and US Bancorp Fund Services, LLC is the Funds' administrator. Their address is 615 East Michigan Street, Milwaukee, WI 53202.

 The Distributor and the Adviser, at their expense, may provide compensation to dealers in connection with sales of Shares of the Funds. In addition to commissions paid to financial intermediaries at the time of sale and Rule 12b-1 Distribution and Service Fees, some or all of which may be paid to financial intermediaries (and, in turn, to your financial adviser), the Adviser, at its expense, currently provides additional payments to firms that sell shares of the Funds. These additional payments may reimburse directly or indirectly the costs incurred by these firms and their employees in connection with educational seminars and training efforts about the Funds for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment and meals. The Adviser is eligible to receive from the Distributor remuneration in connection with certain types of the activities undertaken by the Adviser with respect to selling and marketing efforts engaged in by the Adviser.

 A number of factors are considered in determining the additional payments, including each firm's sales, assets and redemption rate of the Funds. Other factors include the willingness and ability of the firm to give the Adviser access to its financial advisers for educational purposes. In some cases, firms will include the Funds on a "preferred list." The Adviser's goal is to make financial advisers more knowledgeable about the Funds so that they can provide suitable information and advice about the Funds and related investor services to prospective shareholders.

 The Funds and the Adviser also make payments for recordkeeping and other administrative services to financial intermediaries that sell the Funds. Any of these expenses that are paid by the Fund are included in "Other Expenses" under each Fund's "Risk /Return Summary and Fund Expenses." Any payments for recordkeeping and other administrative services are made pursuant to the Fund's Administrative Service Plan as described herein.

 Please be aware that the Funds may use brokers who sell shares of the Funds to effect portfolio transactions. The Funds do not consider the sale of Fund shares as a factor when selecting brokers to effect portfolio transactions. The Funds have adopted procedures which address these matters.

 You should note that if one mutual fund sponsor makes greater distribution assistance payments than another, your financial adviser and his or her firm may have an incentive to recommend one fund complex over another. Similarly, if your financial adviser or his or her firm receives more distribution assistance for one share class versus another, then they may have incentive to recommend that class.

 The Statement of Additional Information has more detailed information about the Funds' service providers.

 FUND MANAGEMENT


 The Distributor and Administrator
 continued

 CAPITAL STRUCTURE. The Kensington Funds was organized as a Delaware statutory trust on January 10, 2003 and overall responsibility for the management of the Funds is vested in the Board of Trustees. Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held and will vote in the aggregate and not by series or class except as otherwise expressly required by law. Each of the Funds (other than the Kensington International Real Estate Fund, the Kensington Global Real Estate Fund and the Kensington Global Infrastructure Fund) is a successor in interest to certain funds having the same name, investment objective and investment policies that were previously included as series of another investment company, The Coventry Group (the "Predecessor Funds"). On March 14, 2003, the shareholders of each of the Predecessor Funds approved the reorganization of the Predecessor Funds with and into the Funds and effective April 1, 2003, the assets and liabilities of the Predecessor Funds were transferred to the Funds in exchange for shares of the Funds. Unless otherwise noted, information contained herein regarding fees and expenses of the Funds prior to April 1, 2003, relates to that of the Predecessor Funds. In addition to the class of shares described in this prospectus, the Funds also offer additional classes of shares which are offered through a separate prospectus.


 Disclosure of Fund Portfolio Holdings

 A complete list of each Fund's portfolio holdings is publicly available on a quarterly basis through applicable filings on Forms N-CSR and N-Q made with the SEC. Additional information is also available on the Funds' website at www.kig.com. A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is provided in the SAI.

 [ICON]  FINANCIAL HIGHLIGHTS



 The financial highlights tables on the following pages are intended to help you understand the financial performance of each of the Funds. Information for Class A Shares is presented for those periods prior to April 28, 2006 because Class Y Shares were not offered prior to April 28, 2006. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information presented below has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with each Fund's financial statements, are included in the annual report of the Funds, which is available upon request.

                          KENSINGTON STRATEGIC REALTY FUND

                       ------------------------------------------------------------------------------------
                          FOR THE        FOR THE        FOR THE        FOR THE        FOR THE      FOR THE
                           YEAR          PERIOD          YEAR           YEAR          PERIOD         YEAR
                           ENDED          ENDED          ENDED          ENDED          ENDED        ENDED
                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   MARCH 31,
                           2007           2006           2005           2004          2003(1)        2003
NET ASSET VALUE,
  BEGINNING OF
  PERIOD                 $  54.19        $ 49.83       $  51.06       $  45.34       $  37.32      $  41.27
-----------------------------------------------------------------------------------------------------------
INVESTMENT
  ACTIVITIES:
  Net investment
     income                  1.76(d)        1.49(d)        1.44(d)        2.21(d)        1.51          2.17
  Net realized and
     unrealized
     gains (losses)
     from
     investments,
     options and
     securities sold
     short                (12.94)           8.36           0.98           9.73           9.88         (2.12)
-----------------------------------------------------------------------------------------------------------
     Total from
       Investment
       Activities         (11.18)           9.85           2.42          11.94          11.39          0.05
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
  Net investment
     income                (2.00)         (1.76)         (2.16)         (2.39)          (1.90)        (2.51)
  Net realized gains       (6.12)         (3.73)         (4.84)         (3.83)          (1.47)        (1.49)
  Return of capital            --             --         (0.07)             --             --            --
-----------------------------------------------------------------------------------------------------------
     Total
       Distributions       (8.12)         (5.49)         (7.07)         (6.22)          (3.37)        (4.00)
-----------------------------------------------------------------------------------------------------------
Redemption Fees              0.05             --               (e)          --             --            --
-----------------------------------------------------------------------------------------------------------
Repayment of
  Advisory Fees               n/a            n/a           0.06            n/a            n/a           n/a
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End
  of Period              $  34.89        $ 54.19       $  46.47       $  51.06       $  45.34      $  37.32
-----------------------------------------------------------------------------------------------------------
     Total Return
       (excludes
       sales charge)      (21.55)%         20.14%        4.76%(f)         27.63%      31.15%(a)        0.13%
RATIOS/SUPPLEMENTARY
  DATA:
Net Assets, End of
  Period (000's)         $  2,550        $ 1,397       $392,881       $401,565       $267,657      $170,383
Ratio of expenses to
  average net assets
  (excluding
  dividend and
  interest expense)          1.30%          1.15%          1.96%          1.27%          1.77%(b)      2.44%
Ratio of expenses to
  average net assets
  (including
  dividend and
  interest expense)          2.81%          2.82%          3.62%          2.49%          2.94%(b)      4.07%
Ratio of net
  investment income
  to average net
  assets                     3.39%          2.91%          2.87%          4.75%          4.63%(b)      5.41%
Portfolio
  Turnover(c)              222.21%        151.51%        206.15%        173.21%         87.07%       213.45%

-----------------------------------------------------------------------------------------------------------



  (1) The Fund changed its fiscal year end to December 31 following the completion of its March 31, 2003 fiscal year.
 (a) Not annualized.
 (b) Annualized.
 (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
 (d) Computed using the average share method.
 (e) Less than $0.01 per share.
 (f) In 2005, the return excludes a reimbursement by the adviser for an advisory fee correction. Including such item, the total return would have been increased by 0.13%

 [ICON]  FINANCIAL HIGHLIGHTS




                           KENSINGTON SELECT INCOME FUND


                         -------------------------------------------------------------------------------
                            FOR THE       FOR THE       FOR THE       FOR THE       FOR THE     FOR THE
                             YEAR         PERIOD         YEAR          YEAR         PERIOD        YEAR
                             ENDED         ENDED         ENDED         ENDED         ENDED       ENDED
                         DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  MARCH 31,
                             2007          2006          2005          2004         2003(2)       2003
NET ASSET VALUE,
  BEGINNING OF PERIOD       $ 35.87       $ 34.14      $  37.07      $  36.76      $  32.50     $  31.18

----------------------------------------------------
INVESTMENT ACTIVITIES:
  Net investment income        2.41(d)       1.75(d)       2.41(d)       2.04          1.67         2.57
  Net realized and
     unrealized gains
     from investments,
     options and
     securities sold
     short                   (10.62)         2.26         (3.09)         1.92          5.07         1.29
----------------------------------------------------
     Total from
       Investment
       Activities             (8.21)         4.01         (0.68)         3.96          6.74         3.86
----------------------------------------------------
DISTRIBUTIONS:
  Net investment income       (1.90)        (1.75)        (2.50)        (1.95)        (1.95)       (2.54)
  Net realized gains             --         (0.37)        (0.19)        (1.70)        (0.53)          --
  Return of capital           (0.63)        (0.17)        (0.01)           --            --           --
----------------------------------------------------

     Total
       Distributions          (2.53)        (2.29)        (2.70)        (3.65)        (2.48)       (2.54)
----------------------------------------------------

Redemption Fees                    (e)           (e)           (e)         --            --           --
----------------------------------------------------

Net Asset Value, End of
  Period                    $ 25.13       $ 35.87      $  33.69      $  37.07      $  36.76     $  32.50
----------------------------------------------------
     Total Return
       (excludes sales
       charge)               (24.02)%(f)    12.16%        (1.99)%       11.30%        21.21%(a)    12.74%
RATIOS/SUPPLEMENTARY
  DATA:
Net Assets, End of
  Period (000's)            $35,609       $21,367      $444,576      $534,973      $474,117     $263,459
Ratio of expenses to
  average net assets
  (excluding dividend
  and interest expense)        1.25%         1.23%         1.47%         1.60%         1.60%(b)     1.60%
Ratio of expenses to
  average net assets
  (including dividend
  and interest expense)        1.90%         2.19%         2.13%         2.32%         2.01%(b)     2.18%
Ratio of net investment
  income to average net
  assets                       7.45%         6.56%         6.66%         7.49%         6.34%(b)     8.73%
Portfolio Turnover(c)         87.89%        20.60%        35.70%        37.74%        22.49%       49.59%

--------------------------------------------------------------------------------------------------------




 (1) Commencement of operations was April 3, 2001.

 (2) The Fund changed its fiscal year end to December 31 following the completion of its March 31, 2003 fiscal year.

 (a) Not annualized.

 (b) Annualized.

 (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

 (d) Computed using the average share method.

 (e) Less than $0.01 per share.

 (f) Includes the effects of certain excess investments made by the Fund in shares of other investment companies in the amount of $(0.22) per share.

 [ICON]  FINANCIAL HIGHLIGHTS




                      KENSINGTON REAL ESTATE SECURITIES FUND


                        -------------------------------------------------------------------------------
                           FOR THE       FOR THE       FOR THE       FOR THE       FOR THE     FOR THE
                            YEAR         PERIOD         YEAR          YEAR         PERIOD       PERIOD
                            ENDED         ENDED         ENDED         ENDED         ENDED       ENDED
                        DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  MARCH 31,
                            2007          2006          2005          2004         2003(2)     2003(1)
NET ASSET VALUE,
  BEGINNING OF PERIOD      $ 47.59       $ 42.75       $ 39.22       $ 32.21       $25.41       $25.00

-------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
  Net investment
     income                   1.16(d)         0.76(d)       1.09(d)     0.91(d)      0.83         0.25
  Net realized and
     unrealized gains
     from investments        (8.41)         8.65          3.83          8.53         7.14         0.38
-------------------------------------------------------------------------------------------------------
     Total from
       Investment
       Activities            (7.25)         9.41          4.92          9.44         7.97         0.63
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
  Net investment
     income                  (1.05)        (0.79)        (1.06)        (1.16)       (1.02)       (0.22)
  Net realized gains         (4.64)        (3.78)        (4.32)        (1.27)       (0.15)          --
-------------------------------------------------------------------------------------------------------

     Total
       Distributions         (5.69)        (4.57)        (5.38)        (2.43)       (1.17)       (0.22)
-------------------------------------------------------------------------------------------------------

Redemption Fees               0.07            --                (e)       --           --           --
-------------------------------------------------------------------------------------------------------

Net Asset Value, End
  of Period                $ 34.65       $ 47.59       $ 38.76       $ 39.22       $32.21       $25.41
-------------------------------------------------------------------------------------------------------

     Total Return
       (excludes sales
       charge)              (15.87)%       22.22%        12.59%        30.04%       31.86%(a)     2.55%(a)
RATIOS/SUPPLEMENTARY
  DATA:
Net Assets, End of
  Period (000's)           $ 1,661       $   666       $38,777       $20,294       $5,600       $   82
Ratio of expenses to
  average net assets
  (including waived
  fees and reimbursed
  expenses)                   1.22%         1.20%         1.45%         1.45%        1.45%(b)     1.45%(b)
Ratio of expenses to
  average net assets
  (excluding waived
  fees and reimbursed
  expenses)                   1.20%         1.20%         1.45%         1.84%        3.56%(b)       --
Ratio of net
  investment income to
  average net assets          2.58%         2.00%         2.80%         2.73%        4.11%(b)     4.13%(b)
Portfolio Turnover(c)       204.11%       130.85%       122.22%       111.71%       87.64%       13.10%




 (1)  Commencement of operations was December 31, 2002.

 (2) The Fund changed its fiscal year end to December 31 following the completion of its March 31, 2003 fiscal year.

 (a) Not annualized.

 (b) Annualized.

 (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

 (d) Computed using the average share method.

 (e) Less than $0.01 per share.

 [ICON]  FINANCIAL HIGHLIGHTS




                     KENSINGTON INTERNATIONAL REAL ESTATE FUND



                               ---------------------------
                                  FOR THE        FOR THE
                                   YEAR          PERIOD
                                   ENDED          ENDED
                               DECEMBER 31,   DECEMBER 31,
                                   2007           2006

NET ASSET VALUE, BEGINNING
  OF PERIOD                       $ 30.03        $ 25.00(1)
--------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
  Net investment income              0.20(d)        0.26(d)
  Net realized and
     unrealized gains from
     investments                    (1.25)          5.57

--------------------------------------------------------------------------------
     Total from Investment
       Activities                   (1.05)          5.83
--------------------------------------------------------------------------------
DISTRIBUTIONS:
  Net investment income             (1.70)         (0.73)
  Net realized gains                (0.08)         (0.07)
--------------------------------------------------------------------------------
     Total Distributions            (1.78)         (0.80)
--------------------------------------------------------------------------------
Redemption Fees                          (e)          --
--------------------------------------------------------------------------------
Net Asset Value, End of
  Period                          $ 27.20        $ 30.03
--------------------------------------------------------------------------------
     Total Return                   (3.39)%        23.38%(a)
RATIOS/SUPPLEMENTARY DATA:
Net Assets, End of Period
  (000's)                         $22,283        $12,797
Ratio of expenses to
  average net assets
  (including waived fees
  and reimbursed expenses)           1.41%          1.60%(b)
Ratio of expenses to
  average net assets
  (excluding waived fees
  and reimbursed expenses)           1.37%          1.60%(b)
Ratio of net investment
  income to average net
  assets                             0.65%          1.58%(b)
Portfolio Turnover(c)               89.81%         59.51%

--------------------------------------------------------------------------------




  (1) Commencement of operations was April 28, 2006.

  (a) Not annualized.

  (b) Annualized.

  (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

  (d) Computed using the average share method.

  (e) Less than $0.01 per share.

 [ICON]  FINANCIAL HIGHLIGHTS




                        KENSINGTON GLOBAL REAL ESTATE FUND

                                           ------------
                                              FOR THE
                                               YEAR
                                               ENDED
                                           DECEMBER 31,
                                              2007(1)

NET ASSET VALUE, BEGINNING OF
  PERIOD                                      $ 25.00
-------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
  Net investment income                          0.39(b)
  Net realized and unrealized
     gains from investments                     (2.92)
-------------------------------------------------------------------------------------------------
     Total from Investment
       Activities                               (2.53)
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
  Net investment income                         (0.34)
  Net realized gains                               --
-------------------------------------------------------------------------------------------------
     Total Distributions                        (0.34)
-------------------------------------------------------------------------------------------------
  Redemption Fees                                    (c)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $ 22.13
-------------------------------------------------------------------------------------------------
     Total Return                              (10.19)%
RATIOS/SUPPLEMENTARY DATA:
Net Assets, End of Period
  (000's)                                     $   373
Ratio of expenses to average net
  assets
  (including waived fees and
  reimbursed expenses)                           1.29%
Ratio of expenses to average net
  assets
  (excluding waived fees and
  reimbursed expenses)                           2.39%
Ratio of net investment income
  to average net assets                          1.57%
Portfolio Turnover(a)                           89.65%


 (1)  Commencement of operations was December 29, 2006.

 (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

 (b) Computed using the average share method.

 (c) Less than $0.01 per share.

 [ICON]  FINANCIAL HIGHLIGHTS




                       KENSINGTON GLOBAL INFRASTRUCTURE FUND

                                           ------------
                                              FOR THE
                                              PERIOD
                                               ENDED
                                           DECEMBER 31,
                                              2007(1)

NET ASSET VALUE, BEGINNING OF
  PERIOD                                      $ 25.00
-------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
  Net investment income                          0.24(d)
  Net realized and unrealized
     gains from investments                      2.06
-------------------------------------------------------------------------------------------------
     Total from Investment
       Activities                                2.30
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
  Net investment income                         (0.12)
  Net realized gains                            (0.07)
-------------------------------------------------------------------------------------------------
     Total Distributions                        (0.19)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $ 27.11
-------------------------------------------------------------------------------------------------
     Total Return                                9.20%(a)
RATIOS/SUPPLEMENTARY DATA:
Net Assets, End of Period
  (000's)                                     $18,870
Ratio of expenses to average net
  assets
  (including waived fees and
  reimbursed expenses)                           1.24%(b)
Ratio of expenses to average net
  assets
  (excluding waived fees and
  reimbursed expenses)                           1.56%(b)
Ratio of net investment income
  to average net assets                          1.78%(b)
Portfolio Turnover(c)                           41.61%


 (1)  Commencement of operations was June 29, 2007.

 (a) Not annualized.

 (b) Annualized.

 (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

 (d) Computed using the average share method.

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports:

Each Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

Household Mailings -- Each year you are automatically sent an updated prospectus as well as the annual and semi-annual reports for the Funds. You may also occasionally receive a proxy statement for the Funds. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and that share the same residential address.

YOU CAN RECEIVE FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING A BROKER THAT SELLS THE FUNDS. OR CONTACT THE FUNDS AT:



            THE KENSINGTON FUNDS
            C/O US BANCORP FUND SERVICES, LLC
            P.O. BOX 701
            MILWAUKEE, WI 53201-0701
            TELEPHONE: 1-877-833-7114


FOR QUESTIONS ABOUT INVESTMENT MANAGEMENT OF THE FUNDS CONTACT:



            KENSINGTON INVESTMENT GROUP
            4 ORINDA WAY, SUITE 200C
            ORINDA, CALIFORNIA 94563
            (800) 253-2949
            FAX: (925) 253-9878
            EMAIL: INFO@KIG.COM


You can review each Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

  - For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 (for information on the operations of the Public Reference Section, call 1-202-942-8090), or by electronic request by e-mailing the SEC at the following address: publicinfo@sec.gov.

  - Free from the EDGAR Database on the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-21316.

                              THE KENSINGTON FUNDS

                        KENSINGTON STRATEGIC REALTY FUND
                          KENSINGTON SELECT INCOME FUND
                     KENSINGTON REAL ESTATE SECURITIES FUND
                    KENSINGTON INTERNATIONAL REAL ESTATE FUND
                       KENSINGTON GLOBAL REAL ESTATE FUND
                      KENSINGTON GLOBAL INFRASTRUCTURE FUND

                       Statement of Additional Information

                                   May 1, 2008

      This Statement of Additional Information is not a prospectus, but should be read in conjunction with the prospectuses for Kensington Strategic Realty Fund, Kensington Select Income Fund, Kensington Real Estate Securities Fund, Kensington International Real Estate Fund, Kensington Global Real Estate Fund and Kensington Global Infrastructure Fund (the "Funds") dated May 1, 2008 (the "Prospectuses"). The Funds are separate investment portfolios of The Kensington Funds (the "Trust"), an open-end management investment company. This Statement of Additional Information is incorporated in its entirety into each of the Prospectuses. Copies of the Prospectuses may be obtained by telephoning the Trust toll free at 1-877-833-7114. The Investment Adviser, Kensington Investment Group, Inc., can be reached by writing to 4 Orinda Way, Suite 200C, Orinda, California 94563, or by telephoning toll free 1-800-253-2949.

                                  TABLE OF CONTENTS

INVESTMENT OBJECTIVE AND POLICIES.......................................         1
      ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS...................         1
      INVESTMENT RESTRICTIONS...........................................        18
      PORTFOLIO TURNOVER................................................        19
NET ASSET VALUE.........................................................        19
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..........................        20
MATTERS AFFECTING REDEMPTION............................................        20
MANAGEMENT OF THE TRUST.................................................        20
      TRUSTEES AND OFFICERS.............................................        20
      INTERESTED TRUSTEE................................................        20
      INDEPENDENT TRUSTEES..............................................        21
      OFFICERS WHO ARE NOT TRUSTEES.....................................        22
      BOARD COMMITTEES..................................................        22
      OWNERSHIP OF SECURITIES...........................................        22
      INVESTMENT ADVISER................................................        24
      PERSONAL TRADING POLICIES.........................................        29
      PORTFOLIO TRANSACTIONS............................................        29
      ADMINISTRATOR.....................................................        31
      DISTRIBUTOR.......................................................        31
      CUSTODIAN.........................................................        34
      TRANSFER AGENCY AND FUND ACCOUNTING SERVICES......................        34
      INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.....................        34
      LEGAL COUNSEL.....................................................        34
ADDITIONAL INFORMATION..................................................        34
      DESCRIPTION OF SHARES.............................................        34
      VOTE OF A MAJORITY OF THE OUTSTANDING SHARES......................        37
      ADDITIONAL TAX INFORMATION........................................        37
      YIELDS AND TOTAL RETURNS..........................................        44
      PROXY VOTING......................................................        46
      DISCLOSURE OF FUND PORTFOLIO HOLDINGS.............................        47
      MISCELLANEOUS.....................................................        47
FINANCIAL STATEMENTS....................................................        48

                              THE KENSINGTON FUNDS

      The Kensington Funds (the "Trust") is an open-end management investment company which issues its Shares in separate series and classes. The series of the Trust described in this Statement of Additional Information are Kensington Strategic Realty Fund (the "Strategic Realty Fund"), Kensington Select Income Fund (the "Select Income Fund"), Kensington Real Estate Securities Fund (the "Real Estate Securities Fund"), Kensington International Real Estate Fund (the "International Real Estate Fund"), Kensington Global Real Estate Fund (the "Global Real Estate Fund") and Kensington Global Infrastructure Fund (the "Global Infrastructure Fund") (collectively the "Funds").

      Kensington Investment Group, Inc. (the "Adviser") serves as investment adviser to the Funds. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectuses of the Funds. Capitalized terms not defined herein are defined in each of the Prospectuses. No investment in Shares of a Fund should be made without first reading a Prospectus.

                        INVESTMENT OBJECTIVE AND POLICIES

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

      The following policies supplement the investment objective and policies of each of the Funds as set forth in each Prospectus.

      REAL ESTATE SECURITIES. Each Fund may invest in the common and senior securities of real estate investment trusts (REITs) and other real estate companies, including preferred stock, convertible preferred stock, and corporate debt. (The International Real Estate Fund invests primarily in non-U.S. securities of real estate and real estate-related companies). A REIT is a corporation or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute to shareholders annually 90% or more of its otherwise taxable income.

      REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio and have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.

      Investments in REITs and real estate securities may be subject to certain of the same risks associated with the direct ownership of real estate. These risks include: declines in the value of real estate generally; changes in neighborhood or property appeal; environmental clean-up costs; condemnation or casualty losses; risks related to general and local economic conditions, over-building and competition; increases in property taxes and operating expenses; lack of availability of mortgage funds; high or extended vacancy rates; and rent controls or variations in rental income. Rising interest rates may cause REIT investors to demand a higher annual return, which may cause a decline in the prices of REIT equity securities. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of a Fund's investments to decline. During periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors may elect to prepay, and such prepayment may diminish the yield on securities issued by those REITs. In addition, mortgage REITs may be affected by the borrowers' ability to repay its debt to the REIT when due. Equity REIT securities may be affected by the ability of tenants to pay rent. In addition, REITs may not be diversified. REITs are subject to the possibility of failing to qualify for tax-free pass-through of income and failing to maintain exemption under the Investment Company Act of 1940, as amended ("1940 Act"). Also, equity REITs may be dependent upon management skill and may be subject to the risks of obtaining adequate financing for projects on favorable terms.

      In the event that an issuer of real estate-related securities suffers adverse changes in its financial condition, this could lower the credit quality of the securities it has issued, leading to greater volatility in the price of the securities and in the shares of the Funds. A change in the quality rating of a security can also affect its liquidity and make it more difficult for a Fund to sell. To the extent that an issuer has exposure to sub-prime investments, this may further affect the liquidity and valuation risk associated with the issuer.

      INFRASTRUCTURE INVESTMENTS. Each Fund may invest in the securities of infrastructure-related companies. (The Global Infrastructure Fund invests, under normal conditions, at least 80% of its net assets in such companies). The Funds consider a company to be an infrastructure-related company if at least 50% of its assets, gross income or net profits are attributable to infrastructure operations. These companies include businesses involved in the ownership, operation or financing of the physical structures and networks used to provide essential services to society. Infrastructure-related companies may include, but are not necessarily limited to, those companies that are active in transportation services (including toll roads, bridges, tunnels, parking facilities, railroads, rapid transit links, airports, refueling facilities and seaports), utilities (including electricity, electricity transmission, electricity generation, gas and water distribution, sewage treatment, broadcast and wireless towers, cable and satellite networks), social assets (including courthouses, hospitals, schools, correctional facilities, stadiums and subsidized housing), and those companies whose products and services are related to the infrastructure industry (such as manufacturers and distributors of building supplies and financial institutions that issue or service debt secured by infrastructure assets).

      Infrastructure-related companies are subject to a variety of factors that may affect their business or operations including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. These companies may also be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

      Other factors that may affect the operations of infrastructure-related companies include changes in technology that could render the way in which a company delivers a product or service obsolete, significant changes to the number of ultimate end-users of a company's products, increased susceptibility to terrorist acts or political actions, and risks of environmental damage due to a company's operations or an accident.

      FOREIGN (NON-U.S.) SECURITIES. The Funds may invest in non-U.S. securities, including real estate securities issued by REITs, master limited partnerships and other real estate companies, and infrastructure-related companies. (The International Real Estate Fund invests, under normal circumstances, at least 80% of its net assets in foreign securities and the Global Real Estate Fund and the Global Infrastructure Fund invest, under normal circumstances, at least 40% of their assets in such securities). Investing in securities issued by foreign companies involves inherent risks that are different from those of domestic issuers, including political or economic instability of the issuer, diplomatic developments which could affect U.S. investments in those countries, changes in foreign currency and exchange rates and the possibility of adverse changes in exchange control regulations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the U.S., and foreign securities markets may be not as large or liquid as in the U.S. Investments in foreign countries could be affected by other factors not present in the U.S., including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations which could extend settlement periods.

      The International Real Estate Fund, the Global Real Estate Fund and the Global Infrastructure Fund may each invest up to 20% of its assets in companies located in developing countries, which present greater risks than investing in foreign issuers based in more developed markets in general. A number of developing countries restrict foreign investments in stocks. Repatriation of investment income, capital and the proceeds of sales by foreign investors may be more difficult, and may require governmental registration and/or approval in some developing countries. A number of currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Fund. Many of the developing countries securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility.

      DEPOSITARY RECEIPTS. The Funds may also invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. EDRs are receipts issued by a European financial institution evidencing an arrangement similar to that of ADRs. EDRs, in bearer form, are designed for use in the European securities markets. GDRs are depositary receipts issued on a global basis and are typically offered through global banking institutions and their branches.

      MORTGAGE-RELATED SECURITIES. Each Fund may invest up to 15% of its assets in commercial mortgage-backed securities (CMBS). Holders of these securities receive payments derived from the interest and principal on an underlying pool of commercial loans. A Fund may purchase all grades of CMBS, including those rated below investment grade.

      COMMON STOCKS. Each Fund may invest in common stocks, which include the common stock of any class or series of domestic corporations or any similar equity interest, such as a trust or partnership interest. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure. Each Fund may also invest in warrants and rights related to common stocks.

      CONVERTIBLE SECURITIES. Each Fund may invest in convertible securities, including debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time. They also entitle the holder to receive interest or dividends until the holder elects to exercise the conversion privilege.

      The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are generally subordinate to the claims of other creditors, and senior to the claims of preferred and common stockholders. In the case of convertible preferred stock, the holder's claims on assets and earnings are subordinate to the claims of all creditors and are senior to the claims of common stockholders. As a result of their ranking in a company's capitalization, convertible securities that are rated by nationally recognized statistical rating organizations are generally rated below other obligations of the company and many convertible securities are not rated. The Funds do not have any rating criteria applicable to their investments in any securities, convertible or otherwise.

      PREFERRED STOCK. Each Fund may invest in preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from the issuer's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of the preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. A Fund may purchase preferred stock of companies which have also issued other classes of preferred stock or debt obligations that may take priority as to payment of dividends over the preferred stock held by the Fund.

      WARRANTS. Each Fund may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

      Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor's risk, however, in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

      BANK OBLIGATIONS. Each Fund may invest in bank obligations such as bankers' acceptances, certificates of deposit, and time deposits.

      Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by a Fund will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

      Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and time deposits will be those of domestic and foreign banks and savings and loan associations, provided that (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are maintained by the Federal Deposit Insurance Corporation.

      COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

      Each Fund may purchase commercial paper consisting of issues rated at the time of purchase within the three highest rating categories by a nationally recognized statistical rating organization (an "NRSRO"). A Fund may also invest in commercial paper that is not rated but is determined by the Adviser under guidelines established by the Trust's Board of Trustees, to be of comparable quality.

      VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic readjustments in the interest rate according to the terms of the instrument. They are also referred to as variable rate demand notes. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time or during specified periods not exceeding one year, depending upon the instrument involved, and may resell the note at any time to a third party. The Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand.

      VARIABLE AND FLOATING RATE NOTES. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by the Adviser under guidelines approved by the Trust's Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

      U.S. GOVERNMENT OBLIGATIONS. Each Fund may invest in U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities (collectively, "U.S. Government Obligations"). Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury: others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal.

      FOREIGN CURRENCY TRANSACTIONS. The Funds may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps and other strategic transactions in connection with investments in securities of non-U.S. companies. The Funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

      The Funds may enter into forward foreign currency exchange contracts (forward contracts) in order to protect against possible losses on foreign investments resulting from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price on a future date which is individually negotiated and privately traded by currency traders and their customers. A forward contract generally has a deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the price at which they are buying and selling various currencies. However, forward contracts may limit the potential gains which could result from a positive change in such currency relationships.

      The Funds may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. As with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount, of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring loses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. See generally the discussion below on "Options."

      The Funds may enter into interest rate swaps on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets (marked to market daily) having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. If a Fund enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. A Fund will not enter into any interest rate swap transactions unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization ("NRSRO") at the time of entering into such transaction. The Adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. There is no limit on the amount of interest rate swap transactions that may be entered into by a Fund, subject to the segregation requirement described above. These transactions may in some instances involve the delivery of securities or other underlying assets by a Fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that a Fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive.

      FUTURES CONTRACTS. Each Fund may invest in futures contracts and options thereon (stock index futures contracts or interest rate futures or options) to hedge or manage risks associated with the Fund's securities investments. Although techniques other than sales and purchases of futures contracts could be used to reduce a Fund's exposure, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

      A stock index futures contract is an agreement in which one party agrees to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value (which assigns relative values to the common stocks included in the index) at the close of the last trading day of the contract and the price at which the agreement is originally made. No physical delivery of the underlying stock in the index is contemplated.

      To enter into a futures contract, an amount of cash and cash equivalents, equal to the market value of the futures contract, is deposited in a segregated account with the Fund's Custodian and/or in a margin account with a broker to collateralize the position. Brokerage fees are also incurred when a futures contract is purchased or sold.

      Although futures contracts typically require future delivery of and payment for financial instruments, the futures contracts are usually closed out before the delivery date.

      Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of financial instrument and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract.

      As an example of an offsetting transaction in which the financial instrument is not delivered, the contractual obligations arising from the sale of one contract of September Treasury Bills on an exchange may be fulfilled at any time before delivery of the contract is required (e.g., on a specified date in September, the "delivery month") by the purchase of one contract of September Treasury Bills on the same exchange. In such instance the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

      Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so. In addition, the Fund might be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to hedge or manage risks effectively.

      A Fund will not enter into any futures contracts and related options for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission ("CFTC") regulations if such non-hedging positions would exceed the limitations established in CFTC regulations. Currently, non-hedging transactions are subject to either of two alternative limitations. Under one alternative, the aggregate initial margin and premiums required to establish non-hedging positions in futures contracts and options may not exceed 5% of the fair market value of a Fund's net assets (after taking into account unrealized profits and unrealized losses on any such contracts). Under the other alternative, which has been established by the CFTC on a temporary basis, the aggregate net notional value of non-hedging futures contracts and related options may not exceed the liquidation value of a Fund's portfolio (after taking into account unrealized profits and unrealized losses on any such contracts).

      A Fund will not enter into futures contracts for speculation and will only enter into futures contracts which are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal futures exchanges in the United States are the Board of Trade of the City of Chicago and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the Commodity Exchange Act by the CFTC. Futures are also traded in various overseas markets.

      A Fund may enter into futures contracts as a hedge against changes in prevailing levels of stock values in order to establish more definitely the effective return on securities held or intended to be acquired by the Fund. A Fund's hedging may include sales of futures as an offset against the effect of expected declines in stock values, and purchases of futures in anticipation of purchasing underlying index stocks prior to the availability of sufficient assets to purchase such stocks or to offset potential increases in the prices of such stocks. When selling options or futures contracts, the Funds will segregate cash and liquid securities to cover any related liability.

      A Fund may enter into stock index futures contracts. A stock index contract such as the S&P 500 Stock Index Contract, for example, is an agreement to take or make delivery at a specified future date of an amount of cash equal to $500 multiplied by the difference between the value of the stock index at purchase and at the close of the last trading day of the contract. In order to close long positions in the stock index contracts prior to their settlement date, the Funds will enter into offsetting sales of stock index contracts.

      Using stock index contracts in anticipation of market transactions involves certain risks. Although a Fund may intend to purchase or sell stock index contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for the contracts at any particular time. In addition, the price of stock index contracts may not correlate perfectly with the movement in the stock index due to certain market distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the stock index and movements in the price of stock index contracts, a correct forecast of general market trends may not result in a successful anticipatory hedging transaction

      Persons who trade in futures contracts may be broadly classified as "hedgers" and "speculators." Hedgers, such as the Funds, whose business activity involves investment or other commitments in debt securities, equity securities, or other obligations, use the futures markets primarily to offset unfavorable changes in value that may occur because of fluctuations in the value of the securities and obligations held or expected to be acquired by them or fluctuations in the value of the currency in which the securities or obligations are denominated. Debtors and other obligors may also hedge the interest cost of their obligations. The speculator, like the hedger, generally expects neither to deliver nor to receive the financial instrument underlying the futures contract, but, unlike the hedger, hopes to profit from fluctuations in prevailing interest rates or securities prices.

      A Fund's futures transactions will be entered into for traditional hedging purposes; that is, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities it has a fixed commitment or expectation to purchase.

      "Margin" with respect to futures and futures contracts is the amount of funds that must be deposited by a Fund with a broker in order to initiate futures trading and to maintain the Fund's open positions in futures contracts. A margin deposit ("initial margin") is intended to assure the Fund's performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

      If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin deposit ("margin variation"). However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. In computing daily net asset values, a Fund will mark to market the current value of its open futures contracts. The Funds expect to earn interest income on their margin deposits.

      The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

      At best, the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities or currencies, including technical influences in futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading, with respect to interest rate levels, maturities, and creditworthiness of issuers. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

      Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, a Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Furthermore, in the case of a futures contract purchase, in order to be certain that a Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund segregates and commits to back the futures contract with cash or liquid securities equal in value to the current value of the underlying instrument less the margin deposit.

      Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

      Successful use of futures by a Fund is subject to the Adviser's ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the securities that are the subject of the hedge. In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser may still not result in a successful hedging transaction over a short time frame.

      The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

      CALL OPTIONS. Each Fund may write (sell) "covered" call options and purchase options to close out options previously written by it. Such options must be listed on a National Securities Exchange and issued by the Options Clearing Corporation. The purpose of writing covered call options is to generate additional premium income for a Fund. This premium income will serve to enhance a Fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in the opinion of the Adviser, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for a Fund.

      A call option gives the holder (buyer) the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security in the case of a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation. A Fund will write only covered call options and will normally not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering all call options would exceed 25% of the market value of its net assets.

      Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Funds will not do), but capable of enhancing a Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, the Fund has no control over when it may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of the Fund's Custodian.

      The premium received is the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the Adviser, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for such option. The premium received by a Fund for writing covered call options will be recorded as a liability in the Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon the exercise of the option.

      Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to effect such closing transactions at a favorable price. If the Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. The Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

      Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

      A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

      WRITING COVERED PUT OPTIONS. Each Fund may write covered put options. A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

      A Fund may write put options only on a covered basis, which means that the Fund would maintain in a segregated account cash and liquid securities in an amount not less than the exercise price at all times while the put option is outstanding. (The rules of the Options Clearing Corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.) A Fund would generally write covered put options in circumstances where the Adviser wishes to purchase the underlying security for the Fund's portfolio at a price lower than the current market price of the security. In such event, the Fund would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security would decline below the exercise price less the premiums received.

      PURCHASING PUT OPTIONS. Each Fund may purchase put options. As the holder of a put option, a Fund has the right to sell the underlying security at the exercise price at any time during the option period. A Fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. A Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies. An example of such use of put options is provided below.

      A Fund may purchase a put option on an underlying security (a "protective put") owned as a defensive technique in order to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when a Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price `s exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security where the Adviser deems it desirable to continue to hold the security because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security is eventually sold.

      A Fund may also purchase put options at a time when the Fund does not own the underlying security. By purchasing put options on a security it does not own, a Fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

      A Fund will commit no more than 5% of its assets to premiums when purchasing put options. The premium paid by a Fund when purchasing a put option will be recorded as an asset in the Fund's statement of assets and liabilities. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the Fund's net asset value per share is computed (close of trading on the New York Stock Exchange), or, in the absence of such sale, the latest bid price. The asset will be extinguished upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security upon the exercise of the option.

      PURCHASING CALL OPTIONS. Each Fund may purchase call options. As the holder of a call option, a Fund has the right to purchase the underlying security at the exercise price at any time during the option period. A Fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. A Fund may purchase call options for the purpose of increasing its current return or avoiding tax consequences which could reduce its current return. A Fund may also purchase call options in order to acquire the underlying securities. Examples of such uses of call options are provided below.

      Call options may be purchased by a Fund for the purpose of acquiring the underlying securities for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund involved to acquire the securities at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities in this manner may be less than the cost of acquiring the securities directly. This technique may also be useful to a Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security itself, a Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

      A Fund will commit no more than 5% of its assets to premiums when purchasing call options. A Fund may also purchase call options on underlying securities it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of a Fund's current return. For example, where a Fund has written a call option on an underlying security having a current market value below the price at which such security was purchased by the Fund, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security with the same exercise price and expiration date as the option previously written.

      OPTIONS ON FUTURES CONTRACTS. Options on futures contracts are similar to options on fixed income or equity securities or options on currencies, except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference on the expiration date between the exercise price of the option and the closing level of the securities upon which the futures contracts are based. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

      As an alternative to purchasing call and put options on futures, a Fund may purchase call and put options on the underlying securities. Such options would be used in a manner identical to the use of options on futures contracts. To reduce or eliminate the leverage then employed by a Fund or to reduce or eliminate the hedge position then currently held by the Fund, a Fund may seek to close out an option position by selling an option covering the same securities or contract and having the same exercise price and expiration date.

      RESTRICTED AND ILLIQUID SECURITIES. Restricted securities are subject to restrictions on resale under federal securities law. Under criteria established by the Funds' Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, a Fund will limit its purchase, together with other illiquid securities including non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to no more than 15% of its net assets.

      Restricted securities in which a Fund may invest may include commercial paper issued in reliance on the exemption from registration afforded by
Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Adviser believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees of the Funds are quite liquid. Each Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Adviser, as liquid and not subject to the investment limitations applicable to illiquid securities.

      SECURITIES OF OTHER INVESTMENT COMPANIES. Each Fund may invest in securities issued by the other investment companies, including exchange traded funds ("ETFs"). Each Fund currently intends to limit its investments in accordance with applicable law. Among other things, such law would limit these investments so that, as determined immediately after a securities purchase is made by a Fund: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned by the Fund together with all other investment companies that have the same investment adviser. As a shareholder of another investment company, including an ETF, a Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which a Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne directly by Shareholders.

      In reliance upon relevant exemptive relief that has been provided under the 1940 Act to certain ETFs and their sponsors, the Funds are allowed to purchase and hold securities of such ETFs in excess of the investment limitations otherwise applicable to the Funds under Section 12(d) of the 1940 Act. To the extent that a Fund invests in ETFs in excess of the statutory limitations applicable under the 1940 Act with respect to its investment in other investment companies, the Fund will do so in reliance on the relevant exemptive relief provided by the SEC to the applicable ETF. The Funds have entered into agreements with various sponsors of ETFs which permit the Funds to invest in the applicable ETFs in excess of the statutory limits imposed by the 1940 Act.

      REPURCHASE AGREEMENTS. Securities held by each Fund may be subject to repurchase agreements. These transactions permit a Fund to earn income for periods as short as overnight. A Fund could receive less than the repurchase price on any sale of such securities. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers and other financial institutions which the Adviser deems creditworthy under guidelines approved by the Trust's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain continually the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, a Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by each Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

      DIVERSIFICATION. Each Fund is a "non-diversified" management investment company, as defined in the 1940 Act. Therefore, none of the Funds is subject to the diversification requirements of the 1940 Act which generally limit investments, as to 75% of a Fund's total assets, to no more than 5% in securities in a single issuer and 10% of an issuer's voting securities. Similar diversification requirements, as to 50% of a Fund's total assets, will however be applicable to each Fund under the Internal Revenue Code.

      LEVERAGE. Each Fund can buy securities with borrowed money (a form of leverage). Leverage exaggerates the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio securities. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. For borrowings for investment purposes, including reverse repurchase agreements (see below), the 1940 Act requires a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holding within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. A Fund also may be required to maintain minimum average balances in connection with such borrowing or pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

      REVERSE REPURCHASE AGREEMENTS AND LEVERAGE. Each Fund may enter into reverse repurchase agreements which involve the sale of a security by the Fund and its agreement to repurchase the security at a specified time and price. This is another form of leverage. Each Fund will maintain in a segregated account with its custodian cash, cash equivalents, or liquid securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (but not with banks). Under the 1940 Act, reverse repurchase agreements are considered borrowings by a Fund; accordingly, a Fund will limit its investments in these transactions, together with any other borrowings, to no more than one-third of its total assets. The use of reverse repurchase agreements by a Fund creates leverage which increases the Fund's investment risk. If the income and gains on securities purchased with the proceeds of these transactions exceed the cost, a Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case. If the 300% asset coverage required by the 1940 Act should decline as a result of market fluctuation or other reasons, a Fund may be required to sell some of its portfolio securities within three days to reduce the borrowings (including reverse repurchase agreements) and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Each Fund intends to enter into reverse repurchase agreements only if the income from the investment of the proceeds is greater than the expense of the transaction, because the proceeds are invested for a period no longer than the term of the reverse repurchase agreement.

      LOANS OF PORTFOLIO SECURITIES. Each Fund may lend securities if such loans are secured continuously by liquid assets consisting of cash, U.S. Government securities or other liquid, high-grade debt securities or by a letter of credit in favor of the Fund in a separate account maintained by the custodian at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, currently three Business Days after notice, or by the borrower on one day's notice (as used herein, "Business Day" shall denote any day on which the New York Stock Exchange and the custodian are both open for business). Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and its shareholders. A Fund may pay reasonable finders' and custodial fees in connection with loans. In addition, a Fund will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and the Funds will not lend their securities to any director, officer, employee, or affiliate of the Adviser, the Administrator or the Distributor, unless permitted by applicable law. Loans of portfolio securities involve risks, such as delays or an inability to regain the securities or collateral adjustments in the event the borrower defaults or enters into bankruptcy.

      WHEN-ISSUED SECURITIES AND FIRM COMMITMENT AGREEMENTS. Each Fund may purchase securities on a delayed delivery or "when-issued" basis and enter into firm commitment agreements (transactions whereby the payment obligation and interest rate are fixed at the time of the transaction but the settlement is delayed). A Fund will not purchase securities the value of which is greater than 15% of its net assets on a when-issued or firm commitment basis. A Fund, as purchaser, assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase, and no interest accrues to a Fund until it accepts delivery of the security. A Fund will not use such transactions for leveraging purposes and, accordingly, will segregate cash, cash equivalents, or liquid securities in an amount sufficient to meet its payment obligations thereunder. Although these transactions will not be entered into for leveraging purposes, to the extent a Fund's aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), the Fund temporarily will be in a leveraged position (i.e., it will have an amount greater than its net assets subject to market risk). Should market values of a Fund's portfolio securities decline while the Fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. As a Fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly increases. A Fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.

      SHORT SALES. Each Fund may from time to time sell securities short. A short sale is a transaction in which a Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, a Fund must arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by a Fund from the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, a Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. A Fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

      A Fund's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or obligations of the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"). In addition, a Fund will place in a segregated account with its custodian an amount of cash or U.S. Government Securities equal to the difference, if any, between (a) the current market value of the securities sold, and (b) any cash or U.S. Government Securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Until it replaces the borrowed securities, a Fund will maintain the segregated account daily at a level so that the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will equal the current market value of the securities sold short.

      A Fund will incur a loss as a result of a short sale (other than a short sale against the box, see below) if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Possible losses from such short sales differ from losses that could be incurred from a purchase of a security, because losses from such short sales may be unlimited, whereas losses from purchases of a security can equal only the total amount invested. Short sales will be limited to no more than 25% of the value of a Fund's assets.

      SHORT SALES AGAINST THE BOX. Each Fund may enter into a short sale of a security such that, so long as the short position is open, the Fund will own an equal amount of preferred stock or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of shares of the common stock sold short. This kind of short sale, which is described as one "against the box," will be entered into by a Fund for the purpose of receiving a portion of the interest earned by the executing broker from the proceeds of the sale. The proceeds of the sale will be held by the broker until the settlement date, when the Fund delivers the convertible securities to close out its short position. Although, prior to delivery, a Fund will have to pay an amount equal to any dividends paid on the common stock sold short, the Fund will receive the dividends from the preferred stock or interest from the debt securities convertible into the stock sold short, plus a portion of the interest earned from the proceeds of the short sale. A Fund will deposit, in a segregated account with its custodian, convertible preferred stocks or convertible debt securities in connection with short sales against the box.

INVESTMENT RESTRICTIONS

      The following are fundamental investment restrictions of each of the Funds. They may not be changed with respect to a Fund without a majority vote of the outstanding shares of that Fund:

   1. Each Fund has elected to qualify as a non-diversified series of the Trust.

   2. Each Fund will invest more than 25% of the value of its assets in securities of issuers in the real estate industry.

   Additionally, each Fund may not:

   3. borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

   4. issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

   5. engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

   6. purchase or sell real estate, which does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that a Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

   7. purchase physical commodities or contracts relating to physical commodities;

   8. make loans to other persons, except (i) loans of portfolio securities, and
      (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with a Fund's investment objective and policies may be deemed to be loans.

PORTFOLIO TURNOVER

      The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of each Fund's purchases or sales of portfolio securities for the year by the monthly average value of its portfolio securities. The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less.

      In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve each Fund's objective.

                                 NET ASSET VALUE

      The net asset value of Shares of each of the Funds is determined and the Shares are priced as of the Valuation Time on each Business Day of the Trust. A "Business Day" constitutes any day on which the New York Stock Exchange (the "NYSE") is open for trading and any other day except days on which there are not sufficient changes in the value of a Fund's portfolio securities that a Fund's net asset value might be materially affected and days during which no Shares are tendered for redemption and no orders to purchase Shares are received. Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

      Portfolio equity securities for which market quotations are readily available are valued based upon their last sales prices in their principal market. Lacking any sales, these securities are valued at the mean between the most recent bid and asked quotations. Debt securities with remaining maturities of 60 days or less will be valued at their amortized cost. Other debt securities are generally valued by pricing agents based on valuations supplied by broker-dealers or calculated by electronic methods. Other securities and assets for which quotations are not readily available, including restricted securities and securities purchased in private transactions, are valued at their fair value in the best judgment of the Adviser under the supervision of the Trust's Board of Trustees in accordance with Valuation Procedures that have been approved for use by the Board of Trustees. Among the factors set forth in the Valuation Procedures that will be considered, if they apply, in valuing portfolio securities held by a Fund are the existence of restrictions upon the sale of the security by the Fund, the absence of a market for the security, the extent of any discount in acquiring the security, the estimated time during which the security will not be freely marketable, the expenses of registering or otherwise qualifying the security for public sale, underwriting commissions if underwriting would be required to effect a sale, the current yields on comparable securities for debt obligations traded independently of any equity equivalent, changes in the financial condition and prospects of the issuer, and any other factors affecting fair value. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

      As noted, the Trust may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. The methods used by the pricing service and the valuations so established will be reviewed by the Trust under the general supervision of the Trust's Board of Trustees. Several pricing services are available, one or more of which may be used by the Adviser from time to time.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

      Fund Shares are sold on a continuous basis by Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 and Quasar Distributors, LLC has agreed to use appropriate efforts to solicit all purchase orders.

MATTERS AFFECTING REDEMPTION

      The Trust may suspend the right of redemption or postpone the date of payment for Shares with respect to a Fund during any period when (a) trading on the New York Stock Exchange (the "NYSE") is restricted by applicable rules and regulations of the Commission, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the Commission has by order permitted such suspension for the protection of security holders of the Trust or the Fund, or
(d) the Commission has determined that an emergency exists as a result of which
(i) disposal by the Trust or the Fund of securities owned by it is not reasonably practical, or (ii) it is not reasonably practical for the Trust or the Fund to determine the fair value of its net assets.

      The Trust may redeem Shares of a Fund involuntarily if redemption appears appropriate in light of the Trust's responsibilities under the 1940 Act. (See "General Policies on Selling Shares" in the Prospectus.)

      The Adviser will pay investment dealers of record commissions on net asset value sales of Class A shares with an aggregate value of $1 million or more. Such commissions will be paid at the rate of 1.00%. A contingent deferred sales charge (CDSC) of 1.00% will be imposed on redemptions of these shares (exclusive of shares purchased with reinvested dividends and/or distributions) within the first year after the initial sale.

                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

      Overall responsibility for management of the Trust rests with its Board of Trustees. The Trustees elect the officers of the Trust to supervise actively its day-to-day operations.

      Information on the Trustees of the Trust, including those Trustees who are not considered to be "interested persons" of the Trust, as that term is defined in the 1940 Act ("Independent Trustees"), and officers of the Trust, their business affiliations for the past five years and other relevant information is set forth below. As used in this SAI, the term "Fund Complex" includes the five Funds of the Trust.

INTERESTED TRUSTEE*

                                                  TERM OF                                    NUMBER OF
                                                 OFFICE**                                     FUNDS IN
                                                   AND                 PRINCIPAL                FUND               OTHER
                            POSITION(S)          LENGTH OF         OCCUPATION(S)              COMPLEX          DIRECTORSHIPS
     NAME, ADDRESS           HELD WITH             TIME            DURING PAST FIVE           OVERSEEN             HELD BY
        AND AGE              THE FUNDS            SERVED                 YEARS               BY TRUSTEE            TRUSTEE
---------------------       -----------         ----------       ------------------          ----------        -------------
John P. Kramer*               Trustee           Since 2003       President,                      6                   None
4 Orinda Way                    and                              Kensington
Suite 200C                   President                           Investment Group,
Orinda, CA  94563                                                Inc. (since August
Age: 50                                                          1993)

------------
* Mr. Kramer is considered to be an "interested person" of the Trust as defined in the 1940 Act due to his employment with Kensington Investment Group, Inc., the Funds' investment adviser.

** Trustees hold their position with the Trust until their resignation or removal.

INDEPENDENT TRUSTEES

                                                                                                   NUMBER OF
                                                                                                   FUNDS IN
                                                  TERM OF              PRINCIPAL                      FUND               OTHER
                            POSITION(S)        OFFICE** AND          OCCUPATION(S)                   COMPLEX          DIRECTORSHIPS
    NAME, ADDRESS            HELD WITH           LENGTH OF           DURING PAST                    OVERSEEN            HELD BY
       AND AGE               THE FUNDS          TIME SERVED           FIVE YEARS                    BY TRUSTEE           TRUSTEE
---------------------       -----------        ------------      --------------------              ----------        -------------
Frank C. Marinaro           Trustee             Since 2003       Portfolio Manager,                    6                  None
4 Orinda Way                                                     Emery and Howard
Suite 200C                                                       Portfolio
Orinda, CA 94563                                                 Management (since
Age:  46                                                         1993).

David R. Pearce             Trustee and         Since 2003       Chief Financial                       6                  None
4 Orinda Way                Chairman of                          Officer, Tweeter
Suite 200C                  the Board                            Opco, consumer
Orinda, CA 94563                                                 electronics
Age:  49                                                         retailer (January
                                                                 2008 to present).
                                                                 Director of Finance,
                                                                 Weston Nurseries
                                                                 (April 2005 to
                                                                 December 2007);
                                                                 Private Investor
                                                                 (2005); From 1996 to
                                                                 2004, Vice
                                                                 President, Chief
                                                                 Financial Officer,
                                                                 and Treasurer,
                                                                 Geerlings & Wade
                                                                 (wine retailer).

Robert Sablowsky           Trustee           Since 2006          Senior Vice                           6             The RBB Fund,
4 Orinda Way                                                     President since                                          Inc.
Suite 200C                                                       July 2002, and
Orinda, CA 94563                                                 prior thereto,
Age:  70                                                         Executive Vice
                                                                 President of
                                                                 Oppenheimer &
                                                                 Co., Inc.,
                                                                 formerly
                                                                 Fahnestock & Co.,
                                                                 Inc. (a
                                                                 registered
                                                                 broker-dealer).


--------------
** Trustees hold their position with the Trust until their resignation or removal.

OFFICERS WHO ARE NOT TRUSTEES

                                          POSITION(S)            TERM OF OFFICE**
                                           HELD WITH              AND LENGTH OF                 PRINCIPAL OCCUPATION(S)
  NAME, ADDRESS AND AGE                    THE FUNDS               TIME SERVED                  DURING PAST FIVE YEARS
----------------------------            ---------------          ----------------         ----------------------------------
Paul Gray                                Vice President             Since 2003            From 1993 to present, Managing
4 Orinda Way                                                                              Director of Kensington Investment
Suite 200C                                                                                Group, Inc.
Orinda, CA 94563
Age: 42

Craig M. Kirkpatrick                     Vice President             Since 2003            From 1993 to present, Managing
4 Orinda Way                                                                              Director of Kensington Investment
Suite 200C                                                                                Group, Inc.
Orinda, CA  94563
Age: 45

Cynthia M. Yee                             Secretary,               Since 2003            From 1994 to present, Executive
4 Orinda Way                               Treasurer,                                     Vice President and Chief Financial
Suite 200C                                   Chief                                        Officer of Kensington Investment
Orinda, CA 94563                           Compliance                                     Group, Inc.
Age 42                                  Officer and AML
                                           Compliance
                                            Officer

---------------
** Officers hold their positions with the Trust until a successor has been duly elected and qualified.

BOARD COMMITTEES

      The Board has an Audit Committee, Nominating Committee and Valuation Committee. The Audit Committee oversees the Trust's accounting and financial reporting policies and practices and oversees the quality and objectivity of the Trust's financial statements and the independent audit thereof. The members of the Audit Committee include all of the Board's Independent Trustees: Messrs. Marinaro, Pearce and Sablowsky. For the fiscal year ended December 31, 2007, the Audit Committee met twice. The Nominating Committee, also comprised of all of the Independent Trustees, evaluates the qualifications of candidates and makes nominations for Independent Trustee membership on the Board. The Nominating Committee does not consider nominees recommended by shareholders. The Nominating Committee did not convene during the fiscal year ended December 31, 2007. The purpose of the Valuation Committee, which is also comprised of all of the Independent Trustees, is to oversee the implementation of the Trust's valuation procedures and to make fair value determinations on behalf of the Board as specified in the valuation procedures. The Valuation Committee meets quarterly.

OWNERSHIP OF SECURITIES

      As of the date of this Statement of Additional Information, the Trust's Trustees and Officers, as a group, own less than 1% of each Fund's outstanding shares.

      As of December 31, 2007, the dollar range of equity securities of each of the Funds owned beneficially by each current Trustee was as follows:

                                                                                     AGGREGATE DOLLAR RANGE OF
                                                                                     EQUITY SECURITIES IN ALL
                                                                                       REGISTERED INVESTMENT
                                                                                   COMPANIES OVERSEEN BY TRUSTEE
                                             DOLLAR RANGE OF EQUITY                   IN FAMILY OF INVESTMENT
     NAME OF TRUSTEE                          SECURITIES IN THE FUNDS                         COMPANIES
--------------------------              --------------------------------           -----------------------------
INDEPENDENT TRUSTEES

Frank C. Marinaro                            Strategic Realty Fund -                     $50,001 - 100,000
                                                   $1 - 10,000

                                              Select Income Fund -
                                                   $1 - 10,000

                                        International Real Estate Fund -
                                                   $1 - 10,000

                                          Global Infrastructure Fund -
                                                $10,001 - 50,000

David R. Pearce                              Strategic Realty Fund -                     $10,001 - 50,000
                                                $10,001 - 50,000

Robert Sablowsky                        International Real Estate Fund -                   Over $100,000
                                                $50,001 - 100,000

                                          Global Infrastructure Fund -
                                                $50,001 - 100,000

INTERESTED TRUSTEE

John P. Kramer*                              Strategic Realty Fund -                       Over $100,000
                                                  over $100,000

                                              Select Income Fund -
                                                  over $100,000

                                          Real Estate Securities Fund -
                                                  over $100,000

                                        International Real Estate Fund -
                                                  over $100,000

                                            Global Real Estate Fund -
                                                  over $100,000

                                        Global Infrastructure Fund -
                                                over $100,000


----------------
* Shares of each of the Funds deemed to be owned by Mr. Kramer include Fund shares owned as of December 31, 2007 by Kensington Investment Group, Inc., of which he is a "control person."

      Effective as of January 1, 2008, each Trustee who is not an officer or employee of Kensington Investment Group or any of its affiliates receives, an annual retainer of $14,000, a fee of $3,000 for each meeting of the Board attended in person or by telephone and $500 for each committee meeting if the committee meeting is held at a time other than at the time of a regularly scheduled Board meeting. Costs are allocated among the Funds. The foregoing fees do not include the reimbursement of expenses incurred in connection with meeting attendance. Trustees who are affiliated with Kensington Investment Group receive no compensation from the Trust.

      For the fiscal year ended December 31, 2007 the Trustees received the following compensation from the Trust:

                                                             Pension or                                  Total
                                                             Retirement           Estimated          Compensation
                                        Aggregate         Benefits Accrued     Annual Benefits       from the Fund
                                       Compensation       as Part of Funds           Upon           Complex Paid to
 Name of Trustee                      from the Funds          Expenses            Retirement         the Trustees
-----------------                     --------------      ----------------     ---------------      ---------------
Frank C. Marinaro                        $26,500                 n/a                 n/a                $26,500
David R. Pearce                          $37,000                 n/a                 n/a                $37,000
Robert Sablowsky                         $26,500                 n/a                 n/a                $26,500
John P. Kramer*                             $0                   n/a                 n/a                  $0

--------------
* Mr. Kramer did not receive compensation for his services as a Trustee due to his position with the Adviser.

INVESTMENT ADVISER

      Investment advisory services for the Funds are provided by Kensington Investment Group, Inc., 4 Orinda Way, Suite 200C, Orinda, CA 94563. The Adviser currently acts as investment adviser to the Funds pursuant to separate Investment Advisory Agreements for each of the Funds which are referred to herein collectively as the "Advisory Agreements."

      Unless sooner terminated, each of the Advisory Agreements continues in effect until December 31, 2008, (except in the case of the Advisory Agreement for the Global Infrastructure Fund which continues in effect until June 29,
2009) and from year to year thereafter, if such continuance is approved at least annually by the Trust's Board of Trustees or by vote of a majority of the outstanding Shares of a Fund and a majority of the Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any party to the Agreement by votes cast in person at a meeting called for such purpose. Each Agreement is terminable at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of the Fund, or by the Adviser. Each Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

      Each Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

         Under the Advisory Agreements, the Funds pay the Adviser fees for its services performed pursuant to these agreements. The fees, which are computed daily and paid monthly, are at the following annual rates for each Fund (except the Strategic Realty Fund, which is explained more fully below) calculated as a percentage of the particular Fund's average daily net assets: Select Income Fund, International Real Estate Fund and Global Real Estate Fund, 1.00%; Global Infrastructure Fund, 0.90%, and Real Estate Securities Fund, 0.85%.

      As further explained in the Prospectus, the Strategic Realty Fund pays the Adviser a monthly advisory fee with two components, a base component and a performance-based component, so that if the Fund's investment performance is greater than the investment record of the Fund's benchmark index, the FTSE NAREIT Composite Index, the Adviser earns more, and if it is less than that of the index, the Adviser earns less. The first component of the Fund's advisory fee is a "base fee," paid monthly, equal to a monthly rate based on an annual percentage rate of 1.50% of daily net assets averaged over the most recent month (i.e., the current month for which the fee is being calculated). The second component is a performance adjustment that either increases or decreases the base fee, depending on how the Fund performed relative to its benchmark over a rolling 12-month period ending on the end of the most recent month (the "performance period"). The performance adjustment, which is equal to, on an averaged monthly basis, 1/12th of 15% of the difference between the performance of the Fund and the investment record of the benchmark (rounded to the third decimal place), is calculated on the Fund's net assets averaged over the performance period. The performance adjustment reaches a maximum positive average monthly adjustment of 1/12th of 1.00% of the Fund's daily net assets averaged over the performance period if the Fund outperforms the investment record of the benchmark by 6.667 percentage points or more over the performance period. The performance adjustment reaches a maximum negative average monthly adjustment of 1/12th of 1.00% of the Fund's daily net assets averaged over the performance period if the Fund underperforms the investment record of the benchmark by 6.667 percentage points or more over the performance period. The total advisory fee is accrued daily and paid monthly and is prorated in any month for which this arrangement is not in effect for the entire month. As the base fee and the performance adjustment are accrued daily (and not monthly), actual rates vary monthly based upon the number of days in a particular month, but, on a monthly basis, are equal, on average, to 1/12th of an annual rate.

      By virtue of using a "rolling" performance period and calculating the base fee and the performance adjustments on different asset bases, the actual advisory fees paid by the Fund to the Adviser may differ from the maximum or minimum annual fee rates shown in the Prospectus, particularly if the average daily net assets of the Fund do not remain constant during the rolling 12-month period.

      Since the performance adjustment to the base fee is based on the comparative performance of the Fund against the benchmark index, the controlling factor is not whether the investment performance of the Fund is up or down, but whether it exceeds or lags the investment record of the benchmark index. Accordingly, it is possible that the Fund could pay the maximum investment advisory fee even though the Fund had overall negative investment performance during the performance period if the Fund's performance significantly exceeds the record of the benchmark index. In addition, the performance of the Fund in relation to the record of the benchmark index is measured only for the relevant performance period, and does not take into account performance over longer or shorter periods of time.

      For purposes of calculating the performance adjustment, the investment performance of the Fund is calculated upon Class A shares (the "Measuring Class") in accordance with Rule 205-1(a) under the Investment Advisers Act of 1940 ("Advisers Act") (i.e., the investment performance is equal to the sum of:
(i) the change in net asset value per Measuring Class share during the performance period; (ii) the value of all cash distributions per Measuring Class share accumulated to the end of such performance period; and (iii) the value of capital gains taxes per Measuring Class share paid or payable on undistributed realized long-term capital gains accumulated to the end of the performance period, expressed as a percentage of net asset value per Measuring Class share at the beginning of the performance period - for this purpose, the value of distributions per share of realized capital gains, of dividends per share paid from investment income and of capital gains taxes per share paid or payable on undistributed realized long-term capital gains are treated as reinvested in Measuring Class shares at the net asset value per share in effect at the close of business on the record date for the payment of such distributions and dividends and the date on which provision is made for such taxes, after giving effect to such distributions, dividends and taxes). Similarly, for the purpose of calculating the performance adjustment, the investment record is calculated in accordance with Rule 205-1(b) under the Advisers Act (i.e., the investment record is equal to the sum of: (i) the change in the level of the benchmark index during the performance period; and (ii) the value, computed consistently with the benchmark index, of cash distributions made by companies whose securities comprise the index accumulated to the end of the performance period; expressed as a percentage of the index level at the beginning of the performance period).

      The Adviser may periodically waive all or a portion of its advisory fee to increase the net income of the each of the Funds available for distribution as dividends.

      The Adviser has contractually agreed, until December 31, 2010, to waive fees and/or reimburse the Strategic Realty Fund to the extent necessary to maintain the Fund's Total Fund Operating Expenses for Class A, B, C and Y shares at 2.25%, 3.00%, 3.00% and 2.00%, respectively, provided that these limits do not apply to increases due to performance fee adjustments or to brokerage costs, interest, taxes and dividends and extraordinary expenses. The Fund has agreed to pay or repay fees that were waived or reimbursed for a period up to three years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a Class to exceed the above limits. Investment advisory fees earned by the Adviser for services to the Strategic Realty Fund for the fiscal year ended December 31, 2005 totaled $9,096,408. Investment advisory fees earned by the Adviser for services to the Strategic Realty Fund for the fiscal year ended December 31, 2006 totaled $6,067,157. Investment advisory fees earned by the Adviser for services to the Strategic Realty Fund for the fiscal year ended December 31, 2007 totaled $6,319,178.

      The Adviser has contractually agreed, until December 31, 2010, to waive fees and/or reimburse the Select Income Fund to the extent necessary to maintain the Fund's Total Fund Operating Expenses for Class A, B, C and Y shares at 1.60%, 2.35%, 2.35% and 1.35%, respectively, provided that these limits do not apply to increases due to brokerage costs, interest, taxes and dividends and extraordinary expenses. The Fund has agreed to pay or repay fees that were waived or reimbursed for a period up to three years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a Class to exceed the above limits. Investment advisory fees earned by the Adviser for services to the Select Income Fund for the fiscal year ended December 31, 2005 totaled $8,433,622. Investment advisory fees earned by the Adviser for services to the Select Income Fund for the fiscal year ended December 31, 2006 totaled $7,284,158. Investment advisory fees earned by the Adviser for services to the Select Income Fund for the fiscal year ended December 31, 2007 totaled $7,297,053.

      The Adviser has contractually agreed, until December 31, 2010, to waive fees and/or reimburse the Real Estate Securities Fund to the extent necessary to maintain the Fund's Total Fund Operating Expenses for Class A, B, C and Y shares at 1.45%, 2.20%, 2.20% and 1.20%, respectively, provided that these limits do not apply to increases due to brokerage costs, interest, taxes and dividends and extraordinary expenses. The Real Estate Securities Fund has agreed to pay or repay fees that were waived or reimbursed for a period up to three years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a Class to exceed the above limits. Investment advisory earned by the Adviser for services to the Real Estate Securities Fund for the fiscal year ended December 31, 2005 totaled $451,588, and the Fund reimbursed the Adviser fees of $19,634 which had been waived by the Adviser in prior fiscal years. As of December 31, 2005, $160,498 was available for reimbursement from the Fund to the Adviser. Investment advisory fees earned by the Adviser for services to the Real Estate Securities Fund for the fiscal year ended December 31, 2006 totaled $653,401, and the Adviser waived fees and/or reimbursed fees and expense in the amount of $4,009. As of December 31, 2006, $164,507 was available for reimbursement from the Fund to the Adviser. Investment advisory earned by the Adviser for services to the Real Estate Securities Fund for the fiscal year ended December 31, 2007 totaled $663,936, and the Fund reimbursed the Adviser fees of $74. As of December 31, 2007, $3,935 was available for reimbursement from the Fund to the Adviser.

      The Adviser has contractually agreed, until December 31, 2010, to waive fees and/or reimburse the International Real Estate Fund to the extent necessary to maintain the Fund's Total Fund Operating Expenses for Class A, B, C and Y shares at 1.65%, 2.40%, 2.40% and 1.40%, respectively, provided that these limits do not apply to increases due to brokerage costs, interest, taxes and dividends and extraordinary expenses. The International Real Estate Fund has agreed to pay or repay fees that were waived or reimbursed for a period up to three years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a Class to exceed the above limits. Investment advisory fees earned by the Adviser for services to the International Real Estate Fund for the fiscal year ended December 31, 2006 totaled $274,812, and the Fund reimbursed the Adviser fees of $90,685 which had been waived by the Adviser. As of December 31, 2006, $90,685 was available for reimbursement from the Fund to the Adviser. Investment advisory fees earned by the Adviser for services to the International Real Estate Fund for the fiscal year ended December 31, 2007 totaled $2,594,473, and the Fund reimbursed the Adviser fees of $90,543 which had been waived by the Adviser.

      The Adviser has contractually agreed, until December 31, 2010, to waive fees and/or reimburse the Global Real Estate Fund to the extent necessary to maintain the Fund's Total Fund Operating Expenses for Class A, B, C and Y shares at 1.50%, 2.25%, 2.25% and 1.25%, respectively, provided that these limits do not apply to increases due to brokerage costs, interest, taxes and dividends and extraordinary expenses. The Global Real Estate Fund has agreed to pay or repay fees that were waived or reimbursed for a period up to three years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a Class to exceed the above limits. Investment advisory fees earned by the Adviser for services to the Global Real Estate Fund for the fiscal year ended December 31, 2007 totaled $169,383, and the Adviser waived fees in the amount of $185,710. As of December 31, 2007, $185,710 was available for reimbursement from the Fund to the Adviser.

      The Adviser has contractually agreed, until December 31, 2010, to waive fees and/or reimburse the Global Infrastructure Fund to the extent necessary to maintain the Fund's Total Fund Operating Expenses for Class A, B, C and Y shares at 1.50%, 2.25%, 2.25% and 1.25%, respectively, provided that these limits do not apply to increases due to brokerage costs, interest, taxes and dividends and extraordinary expenses. The Global Infrastructure Fund has agreed to pay or repay fees that were waived or reimbursed for a period up to three years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a Class to exceed the above limits. Investment advisory fees earned by the Adviser for services to the Global Infrastructure Fund for the fiscal period ended December 31, 2007 totaled $209,420, and the Adviser waived fees in the amount of $76,310. As of December 31, 2007, $76,310 was available for reimbursement from the Fund to the Adviser.

      Paul Gray and Michael McGowan serve as co-Portfolio Managers for the Strategic Realty Fund, the International Real Estate Fund and the Global Real Estate Fund. Michael McGowan serves as Portfolio Manager for the Real Estate Securities Fund. Joel Beam serves as Portfolio Manager for the Select Income Fund. Aaron Visse serves as Portfolio Manager of the Global Infrastructure Fund. The following table lists the number and types of other accounts managed by each individual and assets under management in those accounts as of December 31, 2007:

                             OTHER                         OTHER                                               TOTAL
                          REGISTERED        ASSETS        POOLED        ASSETS                   ASSETS        ASSETS
                          INVESTMENT        MANAGED     INVESTMENT     MANAGED                   MANAGED      MANAGED*
PORTFOLIO                   COMPANY           ($          VEHICLE         ($         OTHER         ($            ($
MANAGER                    ACCOUNTS        MILLIONS)     ACCOUNTS     MILLIONS)    ACCOUNTS     MILLIONS)    MILLIONS)
---------                 ----------       ---------    ----------    ---------    --------     ---------    ---------
PAUL GRAY                    None            $ 0               3         $ 12         None         $ 0          $ 12

JOEL BEAM                    None            $ 0               2         $ 18            1         $ 6          $ 24

MICHAEL MCGOWAN              None            $ 0            None         $  0           26         $19          $ 19

AARON VISSE                  None            $ 0            None         $  0         None         $ 0          $  0

----------
* If an account has a co-portfolio manager, the total number of accounts and assets has been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

      As indicated in the table above, portfolio managers at the Adviser may manage accounts for multiple clients. The portfolio managers manage The Kensington Funds, a registered investment company, other types of pooled accounts (such as private investment funds), and separate accounts (i.e., accounts managed on behalf of individuals for public or private institutions). Portfolio managers at the Adviser make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

      The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Although the Adviser does not track the time a portfolio manager spends on a single portfolio, it does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he is responsible. The Adviser seeks to manage competing interests for the time and attention of portfolio managers by having portfolio manager's focus on a particular investment discipline or complementary investment disciplines. Most accounts within a particular investment discipline are managed using the same investment model. Even where multiple accounts are managed by the same portfolio manager within the same investment discipline, however, the Adviser may take action with respect to one account that may differ from the timing or nature of action taken, with respect to another account. Accordingly, the performance of each account managed by a portfolio manager will vary.

      Some accounts managed by a portfolio manager may have higher fees than those paid by other accounts. Because a portfolio manager's compensation is affected by revenues earned by the Adviser, the incentives associated with any given account may be higher or lower than those associated with other accounts.

      In addition, to the extent that trade orders are aggregated, which typically occurs in limited circumstances involving participation in initial public offerings or secondary offerings, conflicts may arise when aggregating and/or allocating aggregated trades. The Adviser may aggregate multiple trade orders for a single security in several accounts into a single trade order, absent specific client directions to the contrary. When a decision is made to aggregate transactions on behalf of more than one account, the transactions will be allocated to all participating client accounts in a fair and equitable manner.

      The Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. The Adviser monitors a variety of areas, including compliance with account investment guidelines, the allocation of initial public offerings, and compliance with the Adviser's Code of Ethics.

      The compensation of the portfolio managers varies with the general success of the Adviser as a firm. Each portfolio manager's compensation consists of a fixed annual salary, plus additional remuneration based on the overall performance of the Adviser for the given time period. The portfolio managers' compensation is not linked to any specific factors, such as a Fund's performance or asset level.

      The dollar range of equity securities beneficially owned by the Funds' portfolio managers as of December 31, 2007 in the Funds that they currently manage is as follows:

                                                                  Dollar Range of Equity Securities
Portfolio Manager                      Fund Managed                      Beneficially Owned
-----------------             ------------------------------      ---------------------------------
Paul Gray                     Strategic Realty Fund                      $100,001 - $500,000
                              International Real Estate Fund             $100,001 - $500,000
                              Global Real Estate Fund                    None

Joel Beam                     Select Income Fund                         $1 - $10,000

Michael McGowan               Real Estate Securities Fund                None
                              Strategic Realty Fund                      None
                              International Real Estate Fund             $1 - $10,000
                              Global Real Estate Fund                    None

Aaron Visse                   Global Infrastructure Fund                 $10,001 - $50,000

PERSONAL TRADING POLICIES

      The Funds, the Adviser and the Distributor have adopted Codes of Ethics in accordance with Rule 17j-1 under the Investment Company Act of 1940. Consistent with the Rule, the Codes (other than the Adviser's Code) permit persons subject to the Codes to invest in securities, including securities that may be purchased by a Fund. The Adviser's Code of Ethics does not permit persons subject to it to purchase securities that may be purchased by a Fund.

PORTFOLIO TRANSACTIONS

      Pursuant to each Advisory Agreement, the Adviser determines, subject to the general supervision of the Board of Trustees of the Trust and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute a Fund's portfolio transactions. Certain purchases and sales of portfolio securities with respect to a Fund are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Adviser, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere.

      Firms with which portfolio transactions for the Funds will be conducted are selected based on a number of factors such as reputation, capital strength, size and difficulty of order, sale of Fund shares and research provided to the Adviser. The Adviser may cause a Fund to pay commissions higher than those another broker-dealer would have charged if the Adviser believes the commission paid is reasonable relative to the value of the brokerage and research services received by the Adviser. Research services so received by the Adviser may be useful to the Adviser in providing services to clients other than the Funds, and not all such services are used by the Adviser in connection with the Funds. Similarly, research services provided to the Adviser by broker-dealers through which transactions are executed for clients other than the Funds may be used by the Adviser in providing services to the Funds.

      Investment decisions for each Fund are made independently from those for other accounts managed by the Adviser. Any such account may also invest in the same securities as a Fund. Securities purchased for a Fund may not be purchased for other accounts, and vice versa. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another account, the transaction will be averaged as to price, and available investments will be allocated as to amount in a manner which the Adviser believes to be equitable to the Fund and such other account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for the other accounts in order to obtain best execution.

         For the fiscal years ended December 31, 2007, 2006 and 2005, respectively, the Funds paid the following brokerage commissions (as applicable):


                                   December 31,   December 31,   December 31,
                                       2007           2006           2005
                                   -----------    ------------   ------------
Strategic Realty Fund               $3,570,568     $2,911,742     $2,934,793
Select Income Fund                  $1,489,302     $  521,075     $  527,007
Real Estate Securities Fund         $  313,902     $  216,686     $  109,182
International Real Estate Fund      $  886,122     $  151,845            n/a
Global Real Estate Fund             $   58,901            n/a            n/a
Global Infrastructure Fund          $  183,065            n/a            n/a

      With respect to brokerage transactions for the fiscal year ended December 31, 2007, the Funds purchased and sold securities through brokers that provided research services to the Funds and the Funds paid commissions to such brokers as follows:

                                       Amount of         Amount of
                                       Brokerage         Brokerage
                                     Transactions     Commissions Paid
                                     ------------     ----------------
Strategic Realty Fund                $279,330,293      $    482,068
Select Income Fund                   $130,919,712      $    285,998
Real Estate Securities Fund          $ 39,569,956      $     54,061
International Real Estate Fund       $    715,967      $     49,589
Global Real Estate Fund              $  3,474,198      $      7,068
Global Infrastructure Fund           $     89,960      $     11,245

ADMINISTRATOR

      U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 ("USBFS") serves as administrator to the Funds and as such is responsible for providing the following administrative services to the Funds: preparing and coordinating reports and other materials supplied to the Trustees; preparing and/or supervising the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Funds; preparing all required filings necessary to maintain the Funds' ability to sell shares in all states where they currently do so, or where they intend to sell; coordinating the preparation, printing and mailing of all materials required to be sent to shareholders; coordinating the preparation and payment of Fund related expenses; monitoring and overseeing the activities of the Funds' other service agents; and performing such additional services as may be agreed upon by the Funds and USBFS.

      For the fiscal years ended December 31, 2007, 2006 and 2005, respectively, the Funds incurred the following administrative and fund accounting fees, which were paid to USBFS, as follows:

                                       December 31,       December 31,      December 31,
                                          2007               2006              2005
                                       ------------      -------------      ------------
Strategic Realty Fund                   $656,413           $ 762,125         $ 673,954
Select Income Fund                      $802,332           $ 808,689         $ 909,141
Real Estate Securities Fund             $ 87,754           $  91,917         $  55,241
International Real Estate Fund          $284,292           $  25,729               n/a
Global Real Estate Fund                 $ 71,334                 n/a               n/a
Global Infrastructure Fund              $ 49,470                 n/a               n/a

DISTRIBUTOR

      Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the "Distributor" or "Quasar") serves as Distributor for the Funds pursuant to a Distribution Agreement entered into between the Funds and Quasar (the "Distribution Agreement"). Unless otherwise terminated, the Distribution Agreement will continue in effect from year to year if such continuance is approved at least annually: (i) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) or any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of any assignment, as defined in the 1940 Act. In its capacity as Distributor, Quasar solicits orders for the sale of Shares and as compensation may retain a portion of sales charges paid in connection with the purchases of shares and may receive a portion of the fees paid by the Funds pursuant to the service and distribution plans described below.

      The Trust has adopted a Service and Distribution Plan for Class A, Class B and Class C Shares of the Funds (the "Plan") pursuant to Rule 12b-1 under the 1940 Act under which each Fund is authorized to compensate the Distributor for payments it makes to banks, other institutions and broker-dealers, and for expenses the Distributor and any of its affiliates or subsidiaries incur (with all of the foregoing organizations being referred to as "Participating Organizations") for providing administration, distribution or shareholder service assistance to shareholders of these classes of shares. Payments to such Participating Organizations may be made pursuant to agreements entered into with the Distributor. The Plan authorizes each Fund to make payments to the Distributor in amounts not to exceed, on an annual basis, 0.25% of the average daily net assets of Class A Shares of the Fund and 1.00% of Class B and Class C Shares. Each of these Share Classes is authorized to pay a Shareholder Service Fee of up to 0.25% of its average daily net assets. As required by Rule 12b-1, the Plan was initially approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plan ("Independent Trustees"). The Plan may be terminated with respect to a Class by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding Shares of the Class. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. However, any change in the Plan that would materially increase the distribution cost to a Class requires approval by a majority of the Shareholders of that Class. For so long as the Plan is in effect, selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or, with respect to a Class, by vote of a majority of the outstanding Shares of that Class. The Plan will continue in effect with respect to a Class for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for it to make an informed determination of whether the Plan should be implemented or continued. In addition, for each Class, the Trustees, in approving the Plan, must determine that there is a reasonable likelihood that the Plan will benefit the Class and its Shareholders.

      With respect to the Strategic Realty Fund, for the fiscal years ended December 31, 2007, 2006 and 2005, respectively, the Fund paid the following amounts of distribution fees:


                December 31,    December 31,      December 31,
                   2007             2006              2005
               ------------     -----------       ------------
Class A         $  955,765       $1,080,685        $1,012,128
Class B         $  579,183       $  633,036        $  583,620
Class C         $1,540,510       $1,652,019        $1,477,585

      With respect to the Select Income Fund, for the fiscal years ended December 31, 2007, 2006 and 2005, respectively, the Fund paid the following amounts of distribution fees:

                   December 31,      December 31,       December 31,
                      2007              2006               2005
                   ------------      ------------       ------------
Class A             $1,068,513        $1,100,277         $1,307,918
Class B             $  597,626        $  706,765         $  821,710
Class C             $2,051,023        $2,147,848         $2,380,240

      With respect to the Real Estate Securities Fund, for the fiscal years ended December 31, 2007, 2006 and 2005, respectively, the Fund paid the following amounts of distribution fees:

                     December 31,       December 31,        December 31,
                        2007               2006                2005
                     ------------       ------------        ------------
Class A               $ 108,797          $ 113,103           $  82,608
Class B               $  80,076          $  70,316           $  34,612
Class C               $ 246,577          $ 244,867           $ 166,235

      With respect to the International Real Estate Fund, for the fiscal years ended December 31, 2007 and 2006, respectively, the Fund paid the following amounts of distribution fees:


                     December 31,        December 31,
                        2007                2006
                     ------------        ------------
Class A               $ 447,790           $ 45,185
Class B               $  62,373           $  8,402
Class C               $ 475,678           $ 49,521

      With respect to the Global Real Estate Fund, for the fiscal year ended December 31, 2007, the Fund paid the following amounts of distribution fees:
Class A: $ 24,546; Class B: $ 11,163; and Class C: $ 56,783.

      With respect to the Global Infrastructure Fund, for the fiscal period ended December 31, 2007, the Fund paid the following amounts of distribution fees: Class A: $ 36,188; Class B: $ 10,196; and Class C: $ 46,644.

      The Board of Trustees of the Trust believes that the Plan is in the best interests of each Class of the Funds since it encourages Fund growth. As the Funds grow in size, certain expenses, and, therefore, total expenses per Share, may be reduced and overall performance per Share may be improved.

ADMINISTRATIVE SERVICES PLAN

      The Funds have adopted an Administrative Services Plan pursuant to which each Fund is authorized to make payments to certain types of service providers for providing administrative services with respect to shares of the Funds attributable to or held in the name of the service provider for its clients or customers with whom they have a servicing relationship. Under the terms of the Administrative Services Plan, each Fund (or Class of shares thereof) is authorized to make payments up to a maximum rate of 0.25% of the average daily net assets of the Fund attributable to or held in the name of the service provider for providing the types of applicable administrative services covered under the terms of the Plan.

For the fiscal years ended December 31, 2007, 2006 and 2005, respectively, the Funds paid the following fees under this Plan:


                                          December 31,          December 31,        December 31,
                                             2007                  2006                2005
                                          ------------          ------------        -----------
Strategic Realty Fund                      $ 185,735            $ 186,103           $ 144,043
Select Income Fund                         $ 308,813            $ 267,639           $ 272,813
Real Estate Securities Fund                $  47,295            $  45,119           $  38,328
International Real Estate Fund             $ 138,292            $   9,127                n/a
Global Real Estate Fund                    $  13,245                  n/a                n/a
Global Infrastructure Fund                 $   3,586                  n/a                n/a

CUSTODIAN

      Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540-6231, serves as the Funds' custodian ("Custodian"). The Custodian is an affiliate of Bear, Stearns & Co., Inc. and Bear, Stearns Securities Corp., entities with which the Funds may transact other business including loans of portfolio securities and repurchase agreements.

TRANSFER AGENCY AND FUND ACCOUNTING SERVICES

      In addition to its service as Administrator, USBFS also serves as Transfer Agent and as Fund Accounting Agent to the Funds. As Transfer Agent, USBFS performs various transfer agency services such as processing shareholder purchase and redemption orders, processing transfers and exchanges of Fund shares on the Fund shareholder files and records; processing dividend payments and reinvestments and assisting with the mailing of shareholder reports and proxy materials. As Fund Accounting Agent, USBFS maintains the accounting books and records for the Funds, monitors receipts and disbursements of cash and all other debits and credits, calculates daily net asset values for the Funds and maintains a general ledger and other accounts, books and financial records for the Funds, as needed.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      Ernst & Young LLP serves as the independent registered public accounting firm for the Funds.

LEGAL COUNSEL

      Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, serves as counsel to the Trust.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

      The Trust is a Delaware statutory trust, organized on January 10, 2003. Each of the Funds (other than the International Real Estate Fund, the Global Real Estate Fund and the Global Infrastructure Fund) is the successor to a fund of the same name that was a series of another registered investment company, The Coventry Group (the "Predecessor Funds"). On March 14, 2003, the shareholders of each of the Predecessor Funds approved their reorganization into the corresponding fund in the Trust, effective April 1, 2003.

      The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of Shares, which are Shares of beneficial interest, with a par value of $0.01 per share. The Trust currently consists of four separate funds organized as separate series of Shares. The Trust's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption, and to establish separate classes of Shares.

      Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, Shareholders of each fund are entitled to receive the assets available for distribution belonging to that fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution, subject to any differential class expenses.

      Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding Shares of that fund. However, Rule 18f-2 also provides that the ratification of independent public accountants (for funds having the same independent accountants), the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to individual funds. Rule 18f-3 under the 1940 Act provides that Shareholders of each class shall have exclusive voting rights on matters submitted to Shareholders relating solely to distribution and shareholder service arrangements.

      As of March 31, 2008, the following persons or entities owned beneficially or of record 5% or more of the outstanding shares of the indicated class of shares of each of the Funds:

                                                                               Amount of Record
                                          Name and Address of                    or  Beneficial            Percent of
 Fund Name and Class                       Beneficial  Owner                       Ownership*                 Class
---------------------                 --------------------------               -----------------          -------------
Strategic Realty Fund                 Pershing LLC                                   11,983                  22.66%
Class Y                               PO Box 2052
                                      Jersey City, NJ 07303

                                      Heritage Bank of Commerce                       4,565                   8.63%
                                      As Trustee for Customers
                                      150 Almaden Blvd.
                                      San Jose, CA 95113


Select Income Fund                    Charles Schwab & Co., Inc.                  1,224,191                  11.34%
Class A                               101 Montgomery Street
                                      San Francisco, CA 94104

                                                                       Amount of Record
                                           Name and Address of          or Beneficial     Percent of
   Fund Name and Class                      Beneficial Owner              Ownership*        Class
-----------------------------             --------------------------   ----------------   ----------
Select Income Fund                        Pershing LLC
Class Y                                   PO Box 2052
                                          Jersey City, NJ 07303               759,477         32.65%

Real Estate Securities Fund               H. Beck Inc.
Class B                                   FBO Client Accounts
                                          11140 Rockville Pike
                                          Rockville, MD 20852                  6,712           5.68%

Real Estate Securities Fund               AST Capital Trust Co.
Class Y                                   FBO Customer Accounts
                                          PO Box 52129
                                          Phoenix, AZ 85072                   42,040          93.98%

Global Real Estate Fund                   Heritage Bank of Commerce
Class Y                                   As Trustee for Customers
                                          150 Almaden Blvd.
                                          San Jose, CA 95113                   6,298          28.61%

Global Real Estate Fund                   NFS LLC
Class Y                                   For the Benefit of
                                          Customer Accounts
                                          One World Financial Center
                                          New York, NY 10281                   3,761          17.09%

Global Real Estate  Fund                  Pershing LLC
Class Y                                   PO Box 2052
                                          Jersey City, NJ 07303                2,835          12.88%

International Real Estate Fund            Charles Schwab & Co., Inc.
Class A                                   101 Montgomery Street
                                          San Francisco, CA 94104             455,292          7.04%

International Real Estate Fund            Pershing LLC
Class Y                                   PO Box 2052
                                          Jersey City, NJ 07303               218,580         26.67%

Global Infrastructure Fund                Charles Schwab & Co., Inc.
Class A                                   101 Montgomery Street
                                          San Francisco, CA  94104            499,888         14.34%

Global Infrastructure Fund                The Bank of New York
Class Y                                   c/o Mutual Funds Dept.
                                          PO Box 1066
                                          New York, NY 10268                  43,103           5.25%

-------
* A party holding in excess of 25% of the outstanding voting securities of a fund may be deemed to control the fund based on the substantial ownership interest held and the party's resultant ability to influence voting on certain matters submitted to shareholders for their consideration and approval.

VOTE OF A MAJORITY OF THE OUTSTANDING SHARES

      As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of a Fund or a Class means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Fund or Class, as applicable, present at a meeting at which the holders of more than 50% of the votes attributable to Shareholders of record of the Fund or Class, as applicable, are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Fund or Class, as applicable.

ADDITIONAL TAX INFORMATION

      Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to Shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

      TAXATION OF THE FUNDS. Each Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, a Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, net income derived with respect to an interest in a qualified publicly traded partnership, or other income derived with respect to its business of investing in such stock, securities or currencies, net income derived from one or more qualified publicly traded partnerships; (b) diversify its holdings so that, at the end of each quarter of each taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer, of two or more issuers which the Fund controls (as that term is defined in the relevant provisions of the Code) and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or of one or more qualified publicly traded partnerships; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and any net tax-exempt interest income each taxable year.

      As a regulated investment company, a Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to Shareholders. Each Fund intends to distribute to its Shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, a Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December to Shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be treated as received by Shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

      DISTRIBUTIONS. Dividends paid out of a Fund's investment company taxable income generally will be taxable to a U.S. Shareholder as ordinary income. A portion of a Fund's income may consist of dividends paid by U.S. corporations and, accordingly, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Shareholders receiving distributions in the form of additional Shares, rather than cash, generally will have a cost basis in each such Share equal to the net asset value of a Share of the Fund on the reinvestment date. Currently effective tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and on certain qualifying dividend income. The rate reductions do not apply to corporate taxpayers. Each Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions resulting from a Fund's investments in bonds and other debt instruments will not generally qualify for the lower rates. Note that distributions of earnings from dividends paid by "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Passive foreign investment companies are not treated as "qualified foreign corporations." Foreign tax credits associated with dividends from "qualified foreign corporations" will be limited to reflect the reduced U.S. tax on those dividends.

      Shareholders will be notified annually as to the U.S. federal tax status of distributions, and Shareholders receiving distributions in the form of additional Shares will receive a report as to the net asset value of those Shares.

      DISTRIBUTIONS BY THE FUNDS REDUCE THE NET ASSET VALUE OF THE FUNDS' SHARES. Should a taxable distribution reduce the net asset value below a Shareholder's cost basis, the distribution nevertheless would be taxable to the Shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to them.

      DISTRIBUTION CLASSIFIED AS RETURN OF CAPITAL. From time to time dividends received by a Fund from its securities investments may exceed the earnings and profits reported. In that event, the excess would constitute a return of capital for tax purposes. The portion of a Fund distribution classified as a return of capital generally is not taxable to the Fund shareholders, but it will reduce their tax basis in their shares, which in turn would effect the amount of gain or loss shareholders would realize on the sale or redemption of their shares. If a return of capital distribution exceeds a shareholder's tax basis in his shares, the excess is generally taxed as capital gain to the shareholder assuming the shares are a capital asset.

      SALE OF SHARES. Upon the sale or other disposition of Fund Shares, or upon receipt of a distribution in complete liquidation of a Fund, a Shareholder generally will realize a taxable capital gain or loss which may be eligible for reduced capital gains tax rates, generally depending upon the Shareholder's holding period for the Shares. Any loss realized on a sale or exchange will be disallowed to the extent the Shares disposed of are replaced (including Shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the Shares. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a Shareholder on a disposition of Fund Shares held by the Shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the Shareholder with respect to such Shares.

      In some cases, Shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their Shares. This prohibition generally applies where: (1) the Shareholder incurs a sales charge in acquiring the stock of a regulated investment company, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the Shareholder subsequently acquires Shares of the same or another regulated investment company and the otherwise applicable sales charge is reduced or eliminated under a "reinvestment right" received upon the initial purchase of Shares of stock. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the Shares exchanged all or a portion of the sales charge incurred in acquiring those Shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired Shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of stock.

      DISCOUNT SECURITIES. Investments by a Fund in securities that are issued at a discount will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income which the Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax.

      Some of the debt securities may be purchased by a Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. Generally, the gain realized on the disposition of any debt security having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security.

      FEDERAL TAX TREATMENT OF FUTURES CONTRACTS. Except for transactions a Fund has identified as hedging transactions, the Fund is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on futures contracts as of the end of the year as well as those actually realized during the year. Identified hedging transactions would not be subject to the mark to market rules and would result in the recognition of ordinary gain or loss. Otherwise, unless transactions in futures contracts are classified as part of a "mixed straddle," any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. In the case of a futures transaction classified as a "mixed straddle," the recognition of losses may be deferred to a later taxable year.

      Sales of futures contracts which are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

      In order for a Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies. It is anticipated that any net gain realized from the closing out of futures contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.

      The Funds will distribute to shareholders annually any net long-term capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of a Fund's fiscal year) on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Funds' other investments and shareholders will be advised of the nature of the payments.

      OPTIONS AND HEDGING TRANSACTIONS. The taxation of equity options and over-the-counter options on debt securities is governed by Code Section 1234. Pursuant to Code Section 1234, the premium received by a Fund for selling a call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If a Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option is added to the basis of the purchased security.

      Certain options in which the Funds may invest are "Section 1256 contracts". Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. Also, Section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

      Generally, the hedging transactions undertaken by a Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to Shareholders.

      A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

      Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be distributed to Shareholders, and which will be taxed to them as ordinary income or capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

      Notwithstanding any of the foregoing, a Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

      Unless certain constructive sales rules (discussed more fully above) apply, a Fund will not realize gain or loss on a short sale of a security until it closes the transaction by delivering the borrowed security to the lender. Pursuant to Code Section 1233, all or a portion of any gain arising from a short sale may be treated as short-term capital gain, regardless of the period for which the Fund held the security used to close the short sale. In addition, a Fund's holding period of any security, which is substantially identical to that which is sold short, may be reduced or eliminated as a result of the short sale. Recent legislation, however, alters this treatment by treating certain short sales against the box and other transactions as a constructive sale of the underlying security held by the Fund, thereby requiring current recognition of gain, as described more fully above. Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale. Future Treasury regulations may apply similar treatment to other transactions with respect to property that becomes substantially worthless.

      The diversification requirements applicable to the Funds' assets may limit the extent to which the Funds will be able to engage in transactions in options and other hedging transactions.

      BACKUP WITHHOLDING. The Funds may be required to withhold U.S. federal income tax at the rate of 28% of all reportable payments, including dividends, capital gain distributions and redemptions payable to Shareholders who fail to provide a Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate Shareholders and certain other Shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the Shareholder's U.S. federal income tax liability.

      FOREIGN TAXES. A Fund may be subject to certain taxes imposed by the countries in which it invests or operates. If a Fund qualifies as a registered investment company and if more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stocks or securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign taxes paid by the Fund that qualify as income or similar taxes under U.S. income tax principles as having been paid by the Fund's shareholders. The International Real Estate Fund and the Global Real Estate Fund are likely to satisfy this requirement. For any year for which the Fund makes such an election, each shareholder will be required to include in its gross income an amount equal to its allocable share of such taxes paid by the Fund and the shareholders will be entitled, subject to certain limitations, to credit their portions of these amounts against their U.S. federal income tax liability, if any, or to deduct their portions from their U.S. taxable income, if any. No deduction for foreign taxes may be claimed by individuals who do not itemize deductions. No credit may be claimed by a shareholder with respect to Fund shares that have been held less than 16 days. In any year in which it elects to "pass through" foreign taxes to shareholders, the Fund will notify shareholders within 60 days after the close of the Fund's taxable year of the amount of such taxes and the sources of its income.

      Generally, a credit for foreign taxes paid or accrued is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund's income flows through to its shareholders. With respect to the Fund, gains form the sale of securities may have to be treated as derived from U.S. sources and certain currency fluctuation gains, including Section 988 gains (defined below), may have to be treated as derived from U.S. sources. The limitation of the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from the Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. If the Fund is not eligible to make the election to "pass through" to its shareholders its foreign taxes, the foreign income taxes it pays generally will reduce investment company taxable income, and the distribution by the Fund will be treated as U.S.-sourced income.

      Investment income on certain foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which a Fund would be subject. Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on qualifying dividends.

      The foregoing is only a general description of the foreign tax credit. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

      PASSIVE FOREIGN INVESTMENT COMPANIES. The Funds may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to Shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. A Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

      A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that is available in some circumstances, the Fund would include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, under another available election the Fund's PFIC shares at the end of each taxable year would be marked to market, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

      FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including distributions of any net short-term capital gains) will generally be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. However, subject to certain limitations and the receipt of further guidance from the U.S. Treasury, dividends paid to certain foreign shareholders may be exempt from U.S. tax through 2007 to the extent such dividends are attributable to qualified interest and/or net short-term capital gains, provided that the Fund elects to follow certain procedures. The Funds may choose to not follow such procedures and there can be no assurance as to the amount, if any, of dividends that would not be subject to withholding. Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a Fund, and distributions of net long-term capital gains that are designated as capital gain dividends. If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

      The tax consequences to a foreign Shareholder of an investment in a Fund may be different from those described above. In light of the Funds' investments in REITs and other real estate assets, an investment in a Fund may not be appropriate for certain foreign shareholders. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

      OTHER TAXATION. The Trust is organized as a Delaware statutory trust and, under current law, neither the Trust nor any of the Funds is liable for any income or franchise tax in the State of Delaware, provided that each Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

      Fund Shareholders may be subject to state and local taxes on Fund distributions. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations may be exempt from taxation.

YIELDS AND TOTAL RETURNS

      YIELD CALCULATIONS. Yields on each Class of Fund Shares are computed by dividing the net investment income per share (as described below) earned by the Class during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The net investment income per share of a Class earned during the period is based on the average daily number of Shares of that Class outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                     Yield = 2[((a-b/cd)+1)exp(6)-1]

Where:        a =    dividends and interest earned during the period.
              b =    expenses accrued for the period (net of reimbursements).
              c =    the average daily number of Shares outstanding during the
                     period that were entitled to receive dividends.
              d =    maximum offering price per share on the last day
                     of the period.


      For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is held by the Fund. Interest earned on any debt obligations held by the Fund is calculated by computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last Business Day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

      Undeclared earned income will be subtracted from the net asset value per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

      During any given 30-day period, the Adviser, Administrator or Distributor may voluntarily waive all or a portion of their fees with respect to a Fund or a Class. Such waiver would cause the yield of a Class to be higher than it would otherwise be in the absence of such a waiver.

      TOTAL RETURN CALCULATIONS. Average annual total return is a measure of the change in value of an investment in a Class of Shares of a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in Shares of that Class immediately rather than paid to the investor in cash. A Fund computes the average annual total return for each Class by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

Average Annual Total Return     =       [(ERV/P)exp(1/n)-1]

Where:                     ERV  =       ending redeemable value at the end of
                                        the period covered by the computation
                                        of a hypothetical $1,000 payment made
                                        at the beginning of the period.
                              P =       hypothetical initial payment of $1,000.
                              N =       period covered by the computation,
                                        expressed in terms of years.


      The Funds compute their aggregate total return for each Class by determining the aggregate compounded rate of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

Aggregate Total Return   =  [(ERV/P)-1]

ERV                      =  ending redeemable value at the end of the period
                            covered by the computation of a hypothetical $1,000
                            payment made at the beginning of the period.
P                        =  hypothetical initial payment of $1,000.

      The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

      The Funds compute their average annual total return after taxes on distributions by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment after taxes on fund distributions but not after taxes on redemptions. This is done by dividing the ending redeemable value after taxes on fund distributions of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

Average Annual Total Return After Taxes     =   [(ATV(D)/P)exp(1/n)-1]
          (after taxes on distributions)

Where:      P                               =   a hypothetical initial payment
                                                of $1,000.

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

            N                               =   number of years.
            ATV(D)                          =   ending value of a hypothetical
                                                $1,000 payment made at the
                                                beginning of the 1-, 5-, or
                                                10-year periods at the end of
                                                such periods, after taxes on
                                                fund distributions but not after
                                                taxes on redemption.

      The Funds compute their average annual total return after taxes on distributions and redemptions by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment after taxes on fund distributions and redemptions. This is done by dividing the ending redeemable value after taxes on fund distributions and redemptions of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

Average Annual Total Return After Taxes
(after texes on distributions and
redemptions)                                     =    [(ATV(DR)/P)exp 1/n-1]

Where:           P                               =    a hypothetical initial
                                                      payment of $1,000.
                 N                               =    number of years.
                 ATV(DR)                         =    ending value of as
                                                      hypothetical $1,000
                                                      payment made at the
                                                      beginning of the 1-, 5-,
                                                      or 10-year periods at the
                                                      end of such periods, after
                                                      taxes on fund
                                                      distributions
                                                      and redemptions.

      After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PROXY VOTING

      The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Proxy Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Adviser and adopted the Adviser's proxy voting policies and procedures which are described below. The Trustees will review each Fund's proxy voting records from time to time and will annually consider approving the Policy for the upcoming year. In the event that a conflict of interest arises between a Fund's Shareholders and the Adviser or any of its affiliates or any affiliate of the Fund, the Adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of Trustees. A Committee of the Board with responsibility for proxy oversight will instruct the Adviser on the appropriate course of action.

      The Proxy Policy is designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The Adviser generally reviews each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders. The Adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the Adviser will monitor situations that may result in a conflict of interest between a Fund's shareholders and the Adviser or any of its affiliate or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. Information on how each Fund voted proxies relating to portfolio securities during the 12 month period ended June 30th each year is available (1) without charge, upon request, by calling 1-800-253-2949, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF FUND PORTFOLIO HOLDINGS

      The Board of Trustees has adopted policies and procedures concerning the public and nonpublic disclosure of the Funds' portfolio securities. In order to protect the confidentiality of each Fund's portfolio holdings, information regarding those holdings may not, as a general matter, be disclosed except: (1) to service providers that require such information in the course of performing their duties (such as the Funds' investment adviser, administrator, custodian, independent public accountants, legal counsel, officers, the Board of Trustees, and each of their respective affiliates) and that are subject to a duty of confidentiality, and (2) pursuant to certain enumerated exceptions. These exceptions include: (1) disclosure of portfolio holdings only after such information has been publicly disclosed, and (2) to third-party vendors, such as Morningstar, Inc., Lipper Analytical Services, and other financial intermediaries, pursuant to a confidentiality agreement. A complete list of each Fund's portfolio holdings is publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q. The Funds also make available this and certain additional information regarding their portfolio holdings on their website, www.kig.com

MISCELLANEOUS

      Each Fund may include information in its Annual Report and Semi-Annual Report to Shareholders that (1) describes general economic trends, (2) describes general tends within the financial services industry or the mutual fund industry, (3) describes past or anticipated portfolio holdings for a Fund or (4) describes investment management strategies for a Fund. Such information is provided to inform Shareholders of the activities of the Fund for the most recent fiscal year or half-year and to provide the views of the Adviser and/or Trust officers regarding expected trends and strategies.

      The Financial Statements of the Funds are provided in semi-annual (unaudited) and annual reports to Shareholders.

      Individual Trustees are elected by the Shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of Shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals. Shareholders owning not less than 10% of the outstanding Shares of the Trust entitled to vote may cause the Trustees to call a special meeting, including for the purpose of considering the removal of one or more Trustees. Any Trustee may be removed at any meeting of Shareholders by vote of two-thirds of the Trust's outstanding shares. The Declaration of Trust provides that the Trustees will assist shareholder communications to the extent required by Section 16(c) of the 1940 Act in the event that a Shareholder request to hold a special meeting is made.

      The Prospectuses and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Commission. Copies of such information may be obtained from the Commission upon payment of any prescribed fee.

      The Prospectuses and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses and this Statement of Additional Information.

                              FINANCIAL STATEMENTS

      The financial statements of the Funds appearing in the Annual Report to Shareholders for the fiscal year ended December 31, 2007, have been audited by Ernst & Young LLP, independent registered public accounting firm, and are incorporated by reference herein.